UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust North American
Energy Infrastructure Fund (EMLP)

First Trust EIP Carbon Impact ETF (ECLN)

Semi-Annual Report
For the Six Months Ended
April 30, 2022

Energy Income Partners, LLC
---------------------------


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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for First
Trust North American Energy Infrastructure Fund and the First Trust EIP Carbon
Impact ETF (the "Funds"), which contains detailed information about the Funds for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The First Trust North American Energy Infrastructure Fund (the "Fund") is an
actively managed exchange-traded fund. The Fund's investment objective is to seek total return. The Fund will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships or limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (6/20/12)   5 Years Ended   Inception (6/20/12)
                              4/30/22         4/30/22         4/30/22          to 4/30/22           4/30/22          to 4/30/22

FUND PERFORMANCE
NAV                             8.17%          14.76%          5.27%              6.87%             29.26%              92.53%
Market Price                    8.17%          14.80%          5.27%              6.88%             29.25%              92.65%

INDEX PERFORMANCE
Blended Benchmark(1)           10.88%          19.39%          7.38%              7.37%             42.75%             101.68%
S&P 500(R) Index               -9.65%           0.21%         13.66%             14.19%             89.68%             269.89%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 6.)

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 50 most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the
      Blended Benchmark for each period shown above.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                31.5%
Natural Gas Transmission                     28.8
Petroleum Product Transmission               16.6
Crude Oil Transmission                       11.0
Nat. Gas Gathering & Processing               8.2
Oil & Gas Production                          0.6
Propane                                       0.4
Marine                                        0.2
Other                                         2.7
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS
-----------------------------------------------------------
Enterprise Products Partners, L.P.            7.5%
Magellan Midstream Partners, L.P.             6.3
Energy Transfer, L.P.                         5.4
TC Energy Corp.                               5.2
NextEra Energy Partners, L.P.                 4.6
Cheniere Energy, Inc.                         3.8
DT Midstream, Inc.                            3.6
Quanta Services, Inc.                         3.6
Plains GP Holdings, L.P., Class A             3.1
AltaGas Ltd.                                  2.7
                                           -------
     Total                                   45.8%
                                           =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2012 - APRIL 30, 2022

            First Trust North American       Blended       S&P 500(R)
            Energy Infrastructure Fund      Benchmark        Index
6/20/12              $10,000                 $10,000        $10,000
10/31/12              10,690                  10,582         10,495
4/30/13               12,379                  12,241         12,008
10/31/13              12,138                  12,064         13,347
4/30/14               13,341                  13,381         14,463
10/31/14              14,861                  14,383         15,652
4/30/15               15,005                  13,803         16,341
10/31/15              12,793                  12,040         16,467
4/30/16               13,004                  12,531         16,538
10/31/16              14,330                  13,087         17,209
4/30/17               14,896                  14,126         19,501
10/31/17              14,768                  13,897         21,276
4/30/18               13,914                  13,586         22,089
10/31/18              14,171                  14,142         22,840
4/30/19               15,869                  15,242         25,068
10/31/19              16,188                  15,288         26,111
4/30/20               13,590                  12,513         25,286
10/31/20              13,487                  12,493         28,645
4/30/21               16,776                  16,893         36,909
10/31/21              17,798                  18,190         40,938
4/30/22               19,253                  20,168         36,989


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

The First Trust EIP Carbon Impact ETF (the "Fund") seeks to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in the equity securities of companies identified by the Fund's investment sub-advisor, Energy Income
Partners, LLC ("EIP" or the "Sub Advisor"), as having or seeking to have a positive carbon impact.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                              TOTAL RETURNS         TOTAL RETURNS
                                           6 Months Ended   1 Year Ended   Inception (8/19/19)   Inception (8/19/19)
                                              4/30/22         4/30/22          to 4/30/22            to 4/30/22
FUND PERFORMANCE
NAV                                             4.77%          8.41%             10.76%                31.77%
Market Price                                    4.48%          7.69%             10.66%                31.45%

INDEX PERFORMANCE
The PHLX Utility Sector Index                   7.04%          9.71%              9.62%                28.11%
S&P 500(R) Index                               -9.65%          0.21%             15.56%                47.68%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 6.)


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN) (CONTINUED)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                56.3%
Natural Gas Transmission                     32.8
Nat. Gas Gathering & Processing               5.6
Petroleum Product Transmission                0.9
Propane                                       0.2
Marine                                        0.0*
Other                                         4.2
                                           -------
     Total                                  100.0%
                                           =======

* Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS
-----------------------------------------------------------
Cheniere Energy, Inc.                         5.6%
DT Midstream, Inc.                            5.6
Quanta Services, Inc.                         5.3
Cheniere Energy Partners, L.P.                5.3
NextEra Energy Partners, L.P.                 4.7
NextEra Energy, Inc.                          4.4
Atmos Energy Corp.                            4.1
Xcel Energy, Inc.                             3.8
American Electric Power Co., Inc.             3.4
AltaGas Ltd.                                  3.4
                                           -------
     Total                                   45.6%
                                           =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     AUGUST 19, 2019 - APRIL 30, 2022

             First Trust EIP       PHLX Utility      S&P 500(R)
            Carbon Impact ETF      Sector Index        Index
8/19/19          $10,000             $10,000          $10,000
10/31/19          10,304              10,489           10,424
4/30/20            9,818               9,586           10,095
10/31/20          10,890              10,771           11,436
4/31/21           12,155              11,677           14,736
10/31/21          12,577              11,968           16,344
4/30/22           13,177              12,811           14,768


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust North American Energy Infrastructure Fund ("EMLP") and the First Trust EIP
Carbon Impact ETF ("ECLN") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), located in Westport, CT, was founded in
2003 to provide professional asset management services in publicly traded energy-related infrastructure companies with above average dividend payout ratios operating pipelines and related storage and handling facilities, electric power transmission and distribution as well as long contracted or regulated power generation from renewables and other sources. The corporate structure of the portfolio companies includes C-corporations, partnerships and energy infrastructure real estate investment trusts. EIP mainly focuses on investments in assets that receive steady fee-based or regulated income from their corporate and individual customers. EIP manages or supervises approximately $5.1 billion of assets as of April 30, 2022. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Funds, EIP serves as a sub-advisor to four closed-end management investment companies and a sleeve of a series of variable insurance trust. EIP is a registered investment advisor with the
Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE, CO-FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER AND
   PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

EVA PAO, CO-FOUNDER, CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

JOHN K. TYSSELAND, CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds.

                                                                          Page 7


FIRST TRUST EXCHANGE-TRADED FUND IV

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund or
First Trust EIP Carbon Impact ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED
                                                                                             EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING               ENDING            BASED ON THE        DURING THE
                                                  ACCOUNT VALUE         ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2021       APRIL 30, 2022           PERIOD           PERIOD (a)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                              $1,000.00             $1,081.70              0.95%               $4.90
Hypothetical (5% return before expenses)            $1,000.00             $1,020.08              0.95%               $4.76

FIRST TRUST EIP CARBON IMPACT ETF (ECLN)
Actual                                              $1,000.00             $1,047.70              0.95%               $4.82
Hypothetical (5% return before expenses)            $1,000.00             $1,020.08              0.95%               $4.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 61.6%
             CONSTRUCTION & ENGINEERING
                -- 3.4%
     712,817 Quanta Services, Inc.            $   82,672,516
                                              --------------
             ELECTRIC UTILITIES -- 15.9%
     739,153 Alliant Energy Corp.                 43,469,588
     458,850 American Electric Power Co.,
                Inc.                              45,476,624
     181,038 Constellation Energy Corp.           10,719,260
      14,128 Duke Energy Corp.                     1,556,340
      40,051 Emera, Inc. (CAD)                     1,933,884
   4,338,138 Enel S.p.A., ADR                     27,937,609
     180,216 Eversource Energy                    15,750,878
     390,849 Exelon Corp.                         18,283,916
      47,844 Fortis, Inc. (CAD)                    2,328,049
     521,259 Iberdrola S.A., ADR                  24,097,804
     399,345 IDACORP, Inc.                        42,003,107
     880,910 NextEra Energy, Inc.                 62,562,228
      40,252 Orsted A/S, ADR                       1,496,972
   1,266,453 PPL Corp.                            35,853,284
     432,204 Southern (The) Co.                   31,719,452
     329,113 Xcel Energy, Inc.                    24,110,818
                                              --------------
                                                 389,299,813
                                              --------------
             GAS UTILITIES -- 8.1%
   2,754,716 AltaGas Ltd. (CAD)                   63,000,472
     315,336 Atmos Energy Corp.                   35,759,102
      11,491 Chesapeake Utilities Corp.            1,438,329
     340,855 National Fuel Gas Co.                23,904,161
     469,096 New Jersey Resources Corp.           20,246,183
     402,092 ONE Gas, Inc.                        33,924,502
      67,054 Southwest Gas Holdings, Inc.          5,908,128
     406,564 UGI Corp.                            13,945,145
                                              --------------
                                                 198,126,022
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.6%
     221,203 AES (The) Corp.                       4,516,965
     224,031 Clearway Energy, Inc.,
                Class A                            6,366,961
     100,052 Northland Power, Inc. (CAD)           3,019,512
                                              --------------
                                                  13,903,438
                                              --------------
             MULTI-UTILITIES -- 11.5%
   1,048,743 ATCO Ltd., Class I (CAD)             37,365,016
      76,520 Canadian Utilities Ltd.,
                Class A (CAD)                      2,300,395
   1,258,171 CenterPoint Energy, Inc.             38,512,614
     366,109 CMS Energy Corp.                     25,148,027
      70,060 Dominion Energy, Inc.                 5,719,698
     258,384 DTE Energy Co.                       33,858,639
     851,677 Public Service Enterprise
                Group, Inc.                       59,327,820
     377,013 Sempra Energy                        60,834,818
     168,753 WEC Energy Group, Inc.               16,883,738
                                              --------------
                                                 279,950,765
                                              --------------

SHARES/
UNITS        DESCRIPTION                               VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                -- 21.8%
     122,055 Archaea Energy, Inc. (a)         $    2,685,210
     644,187 Cheniere Energy, Inc.                87,487,036
   1,546,512 DT Midstream, Inc.                   83,125,020
     919,953 Enbridge, Inc.                       40,146,749
   1,957,301 Keyera Corp. (CAD)                   48,557,337
   2,399,793 Kinder Morgan, Inc.                  43,556,243
     748,158 ONEOK, Inc.                          47,380,846
   2,256,162 TC Energy Corp.                     119,350,970
   1,795,144 Williams (The) Cos., Inc.            61,555,488
                                              --------------
                                                 533,844,899
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.2%
      27,550 Enphase Energy, Inc. (a)              4,446,570
                                              --------------
             WATER UTILITIES -- 0.1%
      15,633 American Water Works Co.,
                Inc.                               2,408,733
                                              --------------
             TOTAL COMMON STOCKS
                -- 61.6%                       1,504,652,756
             (Cost $1,136,703,160)            --------------

             MASTER LIMITED PARTNERSHIPS
                -- 32.4%
             CHEMICALS -- 0.8%
     677,837 Westlake Chemical Partners,
                L.P.                              18,471,058
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 4.3%
   1,579,398 NextEra Energy Partners,
                L.P. (b)                         105,282,671
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 27.3%
     881,077 Cheniere Energy Partners, L.P.       47,366,699
     356,131 DCP Midstream, L.P.                  12,179,680
  11,166,419 Energy Transfer, L.P.               123,723,923
   6,666,947 Enterprise Products Partners,
                L.P.                             172,740,597
     793,611 Hess Midstream, L.P.,
                Class A (b)                       23,340,099
   1,665,774 Holly Energy Partners, L.P.          28,534,709
   3,001,453 Magellan Midstream Partners,
                L.P.                             145,420,398
     916,344 MPLX, L.P.                           29,652,892
   6,343,255 Plains GP Holdings, L.P.,
                Class A (b)                       70,854,158
     911,559 Shell Midstream Partners, L.P.       12,880,329
                                              --------------
                                                 666,693,484
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 32.4%            790,447,213
             (Cost $608,340,397)              --------------

                        See Notes to Financial Statements                 Page 9


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             MONEY MARKET FUNDS -- 5.7%
 139,555,915 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.23% (c)             $  139,555,915
             (Cost $139,555,915)              --------------

             TOTAL INVESTMENTS -- 99.7%        2,434,655,884
             (Cost $1,884,599,472)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                8,156,349
                                              --------------
             NET ASSETS -- 100.0%             $2,442,812,233
                                              ==============

(a)   Non-income producing security.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Rate shown reflects yield as of April 30, 2022.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                     4/30/2022           PRICES            INPUTS            INPUTS
                                                  ----------------------------------------------------------------------
Common Stocks*..................................  $  1,504,652,756  $  1,504,652,756  $             --  $             --
Master Limited Partnerships*....................       790,447,213       790,447,213                --                --
Money Market Funds..............................       139,555,915       139,555,915                --                --
                                                  ----------------------------------------------------------------------
Total Investments...............................  $  2,434,655,884  $  2,434,655,884  $             --  $             --
                                                  ======================================================================


* See Portfolio of Investments for industry breakout.

Page 10                 See Notes to Financial Statements


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 78.7%
             CONSTRUCTION & ENGINEERING
                -- 4.8%
       7,773 Quanta Services, Inc.            $      901,513
                                              --------------
             ELECTRIC UTILITIES -- 23.7%
       8,707 Alliant Energy Corp.                    512,058
       5,934 American Electric Power Co.,
                Inc.                                 588,119
         418 Edison International                     28,754
       1,874 Emera, Inc. (CAD)                        90,487
      35,752 Enel S.p.A., ADR                        230,243
         527 Eversource Energy                        46,060
       2,012 Fortis, Inc. (CAD)                       97,902
       3,644 Hydro One Ltd. (CAD) (a) (b)             98,514
       6,099 Iberdrola S.A., ADR                     281,957
       4,815 IDACORP, Inc.                           506,442
      10,493 NextEra Energy, Inc.                    745,213
         197 Orsted A/S (DKK) (a) (b) (c)             21,794
      14,699 PPL Corp.                               416,129
       2,596 Southern (The) Co.                      190,520
       8,788 Xcel Energy, Inc.                       643,809
                                              --------------
                                                   4,498,001
                                              --------------
             GAS UTILITIES -- 10.9%
      25,356 AltaGas Ltd. (CAD)                      579,893
       6,197 Atmos Energy Corp.                      702,740
       1,415 Chesapeake Utilities Corp.              177,115
       3,205 New Jersey Resources Corp.              138,328
       4,414 ONE Gas, Inc.                           372,409
         990 Southwest Gas Holdings, Inc.             87,229
                                              --------------
                                                   2,057,714
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 6.4%
       7,407 AES (The) Corp.                         151,251
       2,228 Brookfield Renewable Corp.,
                Class A (CAD)                         80,004
      14,168 Clearway Energy, Inc., Class A          402,655
      16,062 EDP Renovaveis S.A.
               (EUR) (c)                             380,143
       1,712 Encavis AG (EUR) (c)                     37,374
       5,700 Northland Power, Inc. (CAD)             172,023
                                              --------------
                                                   1,223,450
                                              --------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.1%
       5,173 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.         206,868
                                              --------------
             MULTI-UTILITIES -- 16.8%
       6,878 Atco Ltd., Class I (CAD)                245,052
      14,742 CenterPoint Energy, Inc.                451,253
       5,173 CMS Energy Corp.                        355,333
       2,265 Dominion Energy, Inc.                   184,915
       3,765 DTE Energy Co.                          493,366
       7,433 Public Service Enterprise
                Group, Inc.                          517,783
       2,697 Sempra Energy                           435,188

SHARES/
UNITS        DESCRIPTION                               VALUE
------------------------------------------------------------
             MULTI-UTILITIES (CONTINUED)
       4,971 WEC Energy Group, Inc.           $      497,348
                                              --------------
                                                   3,180,238
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 13.7%
      12,536 Archaea Energy, Inc. (d)                275,792
       7,097 Cheniere Energy, Inc.                   963,843
      17,929 DT Midstream, Inc.                      963,684
      11,702 Williams (The) Cos., Inc.               401,262
                                              --------------
                                                   2,604,581
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.9%
       1,043 Enphase Energy, Inc. (d)                168,340
                                              --------------
             WATER UTILITIES -- 0.4%
         530 American Water Works Co.,
                Inc.                                  81,662
                                              --------------
             TOTAL COMMON STOCKS
                -- 78.7%                          14,922,367
             (Cost $13,272,193)               --------------

             MASTER LIMITED PARTNERSHIPS
                -- 11.3%
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 6.1%
      10,269 Brookfield Renewable
             Partners, L.P. (CAD)                    361,551
      11,957 NextEra Energy Partners,
                L.P. (e)                             797,054
                                              --------------
                                                   1,158,605
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.2%
      16,719 Cheniere Energy Partners, L.P.          898,813
       2,750 DCP Midstream, L.P.                      94,050
                                              --------------
                                                     992,863
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 11.3%              2,151,468
             (Cost $1,985,742)                --------------

             MONEY MARKET FUNDS -- 9.5%
   1,796,960 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.23% (f)                  1,796,960
             (Cost $1,796,960)                --------------

             TOTAL INVESTMENTS -- 99.5%           18,870,795
             (Cost $17,054,895)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                   89,685
                                              --------------
             NET ASSETS -- 100.0%             $   18,960,480
                                              ==============

(a)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to

                        See Notes to Financial Statements                Page 11


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

      qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(c)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2022, securities noted as such are valued at
      $439,311 or 2.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)   Non-income producing security.

(e)   This security is taxed as a "C" corporation for federal income tax purposes.

(f)   Rate shown reflects yield as of April 30, 2022.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                     4/30/2022           PRICES            INPUTS            INPUTS
                                                  ----------------------------------------------------------------------
Common Stocks:
  Electric Utilities............................  $      4,498,001  $      4,476,207  $         21,794  $             --
  Independent Power and Renewable Electricity
    Producers...................................         1,223,450           805,933           417,517                --
  Other Industry Categories*....................         9,200,916         9,200,916                --                --
Master Limited Partnerships*....................         2,151,468         2,151,468                --                --
Money Market Funds..............................         1,796,960         1,796,960                --                --
                                                  ----------------------------------------------------------------------
Total Investments...............................  $     18,870,795  $     18,431,484  $        439,311  $             --
                                                  ======================================================================


* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
ASSETS:
Investments, at value..................................................      $   2,434,655,884          $      18,870,795
Foreign currency, at value.............................................                     --                      1,235
Receivables:
   Capital shares sold.................................................             14,514,560                         --
   Dividends...........................................................             10,235,461                      7,795
   Investment securities sold..........................................              1,686,258                     96,403
   Reclaims............................................................                 26,106                      1,075
                                                                             -----------------          -----------------
      Total Assets.....................................................          2,461,118,269                 18,977,303
                                                                             -----------------          -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             16,342,695                      1,235
   Investment advisory fees............................................              1,963,341                     15,588
                                                                             -----------------          -----------------
      Total Liabilities................................................             18,306,036                     16,823
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   2,442,812,233          $      18,960,480
                                                                             =================          =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   2,361,865,238          $      16,893,140
Par value..............................................................                915,550                      7,500
Accumulated distributable earnings (loss)..............................             80,031,445                  2,059,840
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   2,442,812,233          $      18,960,480
                                                                             =================          =================
NET ASSET VALUE, per share.............................................      $           26.68          $           25.28
                                                                             =================          =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             91,555,000                    750,002
                                                                             =================          =================
Investments, at cost...................................................      $   1,884,599,472          $      17,054,895
                                                                             =================          =================
Foreign currency, at cost (proceeds)...................................      $              --          $           1,235
                                                                             =================          =================


                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
INVESTMENT INCOME:
Dividends..............................................................      $      31,309,741          $         259,338
Foreign withholding tax................................................             (1,117,038)                    (9,330)
                                                                             -----------------          -----------------
   Total investment income.............................................             30,192,703                    250,008
                                                                             -----------------          -----------------
EXPENSES:
Investment advisory fees...............................................             10,581,266                     93,562
                                                                             -----------------          -----------------
   Total expenses......................................................             10,581,266                     93,562
                                                                             -----------------          -----------------
NET INVESTMENT INCOME (LOSS)...........................................             19,611,437                    156,446
                                                                             -----------------          -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             39,621,559                    (85,870)
   In-kind redemptions.................................................             18,587,600                    531,524
   Foreign currency transactions.......................................               (169,085)                      (519)
                                                                             -----------------          -----------------
Net realized gain (loss)...............................................             58,040,074                    445,135
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             96,681,054                    286,476
   Foreign currency translation........................................                 (1,924)                      (450)
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation)...................             96,679,130                    286,026
                                                                             -----------------          -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            154,719,204                    731,161
                                                                             -----------------          -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     174,330,641          $         887,607
                                                                             =================          =================


Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                        FIRST TRUST
                                                               NORTH AMERICAN ENERGY                    EIP CARBON
                                                                INFRASTRUCTURE FUND                     IMPACT ETF
                                                                       (EMLP)                             (ECLN)
                                                          --------------------------------   --------------------------------
                                                            SIX MONTHS                         SIX MONTHS
                                                               ENDED            YEAR              ENDED            YEAR
                                                             4/30/2022          ENDED           4/30/2022          ENDED
                                                            (UNAUDITED)      10/31/2021        (UNAUDITED)      10/31/2021
                                                          ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)............................  $    19,611,437  $    13,687,851   $       156,446  $       132,419
Net realized gain (loss)................................       58,040,074       10,915,859           445,135         (141,467)
Net change in unrealized appreciation (depreciation)....       96,679,130      488,248,200           286,026        1,380,219
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      174,330,641      512,851,910           887,607        1,371,171
                                                          ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................      (32,950,548)     (71,059,859)         (172,631)        (173,970)
                                                          ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      225,684,295      122,958,569                --       17,345,173
Cost of shares redeemed.................................      (53,387,149)    (123,512,268)       (2,436,473)              --
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      172,297,146         (553,699)       (2,436,473)      17,345,173
                                                          ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets.................      313,677,239      441,238,352        (1,721,497)      18,542,374

NET ASSETS:
Beginning of period.....................................    2,129,134,994    1,687,896,642        20,681,977        2,139,603
                                                          ---------------  ---------------   ---------------  ---------------
End of period...........................................  $ 2,442,812,233  $ 2,129,134,994   $    18,960,480  $    20,681,977
                                                          ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       85,105,000       85,755,000           850,002          100,002
Shares sold.............................................        8,500,000        5,200,000                --          750,000
Shares redeemed.........................................       (2,050,000)      (5,850,000)         (100,000)              --
                                                          ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.......................       91,555,000       85,105,000           750,002          850,002
                                                          ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)



                                          SIX MONTHS
                                             ENDED                           YEAR ENDED OCTOBER 31,
                                           4/30/2022     --------------------------------------------------------------
                                          (UNAUDITED)        2021          2020         2019          2018        2017
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period      $     25.02    $    19.68   $    24.83   $    22.64   $    24.55   $    24.76
                                          -----------    ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.29          0.19         0.20         0.36         0.35         0.44
Net realized and unrealized gain (loss)          1.75          6.01        (4.33)        2.81        (1.33)        0.32
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total from investment operations                 2.04          6.20        (4.13)        3.17        (0.98)        0.76
                                          -----------    ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.38)        (0.86)       (0.70)       (0.29)       (0.45)       (0.48)
Return of capital                                  --            --        (0.32)       (0.69)       (0.48)       (0.49)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total distributions                             (0.38)        (0.86)       (1.02)       (0.98)       (0.93)       (0.97)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period            $     26.68    $    25.02   $    19.68   $    24.83   $    22.64   $    24.55
                                          ===========    ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                 8.17%        31.97%      (16.69)%      14.22%       (4.03)%       3.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 2,442,812    $2,129,135   $1,687,897   $2,565,360   $2,117,805   $1,910,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95% (b)     0.95%        0.95%        0.95%        0.95%        0.95%
Ratio of net investment income (loss) to
   average net assets                            1.76% (b)     0.71%        1.13%        1.52%        1.40%        1.59%
Portfolio turnover rate (c)                        17%           52%          46%          33%          35%          24%



FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

                                          SIX MONTHS
                                             ENDED       YEAR ENDED OCTOBER 31,        PERIOD
                                           4/30/2022     -----------------------       ENDED
                                          (UNAUDITED)       2021         2020      10/31/2019 (d)
                                          -----------    ----------   ----------   --------------
Net asset value, beginning of period      $     24.33    $    21.40   $    20.70     $    20.09
                                          -----------    ----------   ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.19          0.31         0.30           0.05
Net realized and unrealized gain (loss)          0.97          2.98         0.85           0.56
                                          -----------    ----------   ----------     ----------
Total from investment operations                 1.16          3.29         1.15           0.61
                                          -----------    ----------   ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.21)        (0.36)       (0.33)            --
Return of capital                                  --            --        (0.12)            --
                                          -----------    ----------   ----------     ----------
Total distributions                             (0.21)        (0.36)       (0.45)            --
                                          -----------    ----------   ----------     ----------
Net asset value, end of period            $     25.28    $    24.33   $    21.40     $    20.70
                                          ===========    ==========   ==========     ==========
TOTAL RETURN (a)                                 4.77%        15.49%        5.69%          3.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    18,960    $   20,682   $    2,140     $    2,070
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95% (b)     0.95%        0.95%          0.95% (b)
Ratio of net investment income (loss) to
   average net assets                            1.59% (b)     1.24%        1.45%          1.18% (b)
Portfolio turnover rate (c)                        14%           56%          23%             3%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 16                  See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the two funds (each a "Fund" and collectively, the "Funds") listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.
("NYSE Arca").

    First Trust North American Energy Infrastructure Fund -- (ticker
       "EMLP")
    First Trust EIP Carbon Impact ETF -- (ticker "ECLN")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. EMLP's investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact, defined as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN's investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy, and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets. o
                  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in Real Estate Investment
Trusts ("REITs") may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2021 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    71,059,859     $          --     $              --
First Trust EIP Carbon Impact ETF                                          173,970                --                    --


As of October 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                   Undistributed        Capital and       Net Unrealized
                                                                     Ordinary              Other           Appreciation
                                                                      Income            Gain (Loss)       (Depreciation)
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $   (42,502,994)    $(430,769,976)    $     411,924,322
First Trust EIP Carbon Impact ETF                                           18,341           (42,033)            1,368,556


E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, EMLP and ECLN had non-expiring capital loss carryforwards available for federal income tax purposes of $430,769,976 and $42,033, respectively.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP, the taxable years ended
2018, 2019, 2020, and 2021 remain open to federal and state audit. For ECLN, the taxable years ended 2019, 2020, and 2021 remain open to federal and state audit.
As of April 30, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

During the taxable year ended October 31, 2021, the following Fund utilized non-expiring capital loss carryforwards in the following amount:


                                                                    Capital Loss
                                                                    Carryforward
                                                                      Utilized
                                                                   ---------------
First Trust North American Energy Infrastructure Fund              $    23,621,213


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the following
Fund incurred and elected to defer late year ordinary or capital losses as follows:


                                                                       Qualified Late Year Losses
                                                                   ----------------------------------
                                                                   Ordinary Losses     Capital Losses
                                                                   ---------------     --------------
First Trust North American Energy Infrastructure Fund              $    42,502,994     $           --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                      Gross              Gross         Net Unrealized
                                                                   Unrealized         Unrealized        Appreciation
                                                 Tax Cost         Appreciation      (Depreciation)     (Depreciation)
                                              ---------------    ---------------    ---------------    ---------------
First Trust North American Energy
   Infrastructure Fund                        $ 1,884,599,472    $   563,712,274    $   (13,655,862)   $   550,056,412
First Trust EIP Carbon Impact ETF                  17,054,895          2,117,313           (301,413)         1,815,900


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds' investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund's assets and will pay EIP for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee for
EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund's average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN from
First Trust equal to an annual rate of 0.475% of the Fund's average daily net assets less one-half of the Fund's expenses, for which EIP is responsible.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   375,700,091     $   485,603,829
First Trust EIP Carbon Impact ETF                                                            2,608,494           4,236,440


For the six months ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   203,288,860     $    47,916,350
First Trust EIP Carbon Impact ETF                                                                   --           2,285,344


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold a Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 23

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

                                                                         Page 25

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2022 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 27

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2022


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Senior Loan Fund (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index (the "LL 100") and
the Markit iBoxx USD Liquid Leveraged Loan Index (the "MI 100") by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The LL 100 is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The LL 100 consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The
MI 100 selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the LL 100 or MI 100, but rather seeks to outperform each of the Indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the LL 100 and/or MI 100 at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR").

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or S&P Global Ratings, respectively. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in
Senior Loans made to businesses operating outside of North America. The Senior
Loans included in the Fund's portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities which may include convertible bonds), (2) warrants, U.S. and non U.S.
equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3) securities of other investment companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL               CUMULATIVE
                                                                           TOTAL RETURNS              TOTAL RETURNS
                                              6 Months     1 Year      5 years     Inception      5 Years     Inception
                                               Ended        Ended       Ended       (5/1/13)       Ended       (5/1/13)
                                              4/30/22      4/30/22     4/30/22     to 4/30/22     4/30/22     to 4/30/22
FUND PERFORMANCE
NAV                                            -0.18%       1.51%       3.21%        3.11%        17.13%        31.74%
Market Price                                   -0.06%       1.53%       3.24%        3.14%        17.30%        32.10%

INDEX PERFORMANCE
S&P/LSTA Leveraged Loan Index(1)                0.60%       2.94%       3.97%        3.85%        21.49%        40.54%
Markit iBoxx USD Liquid Leveraged Loan
   Index                                       -0.85%       0.43%       2.44%        2.46%        12.82%        24.40%
S&P/LSTA U.S. Leveraged Loan 100 Index          0.05%       1.71%       3.57%        3.32%        19.18%        34.21%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1)   Prior to March 1, 2021, the Fund's primary benchmark was the S&P/LSTA U.S.
      Leveraged Loan 100 Index ("LL 100"). Effective March 1, 2021, the Fund
      selected the S&P/LSTA Leveraged Loan Index ("LLI") because LLI is more representative of the Fund's portfolio. The Fund will continue to maintain
      LL 100 and the Markit iBoxx USD Liquid Leveraged Loan Index ("MI 100") as
      secondary benchmarks.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Software                                     20.3%
Health Care Providers & Services             12.6
Health Care Technology                        9.1
Pharmaceuticals                               8.8
Insurance                                     7.9
Media                                         7.3
Hotels, Restaurants & Leisure                 6.3
Containers & Packaging                        2.4
Professional Services                         2.3
Diversified Telecommunication Services        2.3
Commercial Services & Supplies                2.2
Specialty Retail                              2.2
Diversified Consumer Services                 2.0
Electric Utilities                            1.9
Health Care Equipment & Supplies              1.5
Capital Markets                               1.3
Electronic Equipment, Instruments &
   Components                                 1.3
Road & Rail                                   1.1
Trading Companies & Distributors              1.1
Auto Components                               1.1
Entertainment                                 0.9
Diversified Financial Services                0.8
Machinery                                     0.8
Aerospace & Defense                           0.5
Beverages                                     0.4
IT Services                                   0.4
Construction & Engineering                    0.3
Building Products                             0.2
Communications Equipment                      0.2
Household Durables                            0.2
Airlines                                      0.1
Textiles, Apparel & Luxury Goods              0.1
Chemicals                                     0.1
Life Sciences Tools & Services                0.0*
                                           -------
    Total                                   100.0%
                                           =======

* Amount is less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests          91.2%
Corporate Bonds and Notes                     8.1
Foreign Corporate Bonds and Notes             0.6
Common Stocks                                 0.1
Warrants                                      0.0*
Rights                                        0.0*
                                           -------
    Total                                   100.0%
                                           =======

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BB+                                           0.8%
BB                                            2.0
BB-                                           8.1
B+                                           19.7
B                                            39.7
B-                                           24.5
CCC+                                          1.7
CCC                                           1.4
CCC-                                          0.1
D                                             0.8
NR                                            1.2
                                           -------
    Total                                   100.0%
                                           =======

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
HUB International Ltd.                        2.6%
Internet Brands, Inc. (WebMD/MH
   Sub I LLC)                                 2.5
IRB Holding Corp. (Arby's/Inspire Brands)     2.4
Change Healthcare Holdings LLC                2.3
Hyland Software, Inc.                         2.2
Applied Systems, Inc.                         2.0
AssuredPartners, Inc.                         2.0
PG&E Corp.                                    1.9
Bausch Health Companies, Inc. (Valeant)       1.9
Verscend Technologies, Inc. (Cotiviti)        1.8
                                           -------
    Total                                    21.6%
                                           =======

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
      Ratings are measured on a scale that generally ranges from AAA (highest)
      to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              MAY 1, 2013 - APRIL 30, 2022

            First Trust Senior     S&P/LSTA Leveraged     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
                Loan Fund            Loan Index(1)         Leveraged Loan Index           Loan 100 Index
5/1/13           $10,000                $10,000                   $10,000                     $10,000
10/31/13          10,092                 10,150                    10,103                      10,122
4/30/14           10,275                 10,382                    10,323                      10,338
10/31/14          10,385                 10,492                    10,389                      10,434
4/30/15           10,637                 10,730                    10,594                      10,589
10/31/15          10,567                 10,540                    10,280                      10,268
4/30/16           10,763                 10,707                    10,484                      10,527
10/31/16          11,034                 11,230                    10,826                      10,968
4/30/17           11,247                 11,568                    11,026                      11,260
10/31/17          11,414                 11,799                    11,161                      11,452
4/30/18           11,592                 12,080                    11,404                      11,706
10/31/18          11,760                 12,334                    11,602                      11,929
4/30/19           12,044                 12,592                    11,877                      12,262
10/31/19          12,156                 12,663                    11,905                      12,339
4/30/20           11,619                 11,759                    11,122                      11,765
10/31/20          12,266                 12,880                    11,798                      12,527
4/30/21           12,978                 13,653                    12,387                      13,195
10/31/21          13,198                 13,969                    12,547                      13,415
4/30/22           13,175                 14,053                    12,441                      13,421


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

(1)   Prior to March 1, 2021, the Fund's primary benchmark was the S&P/LSTA U.S.
      Leveraged Loan 100 Index ("LL 100"). Effective March 1, 2021, the Fund
      selected the S&P/LSTA Leveraged Loan Index ("LLI") because LLI is more representative of the Fund's portfolio. The Fund will continue to maintain
      LL 100 and the Markit iBoxx USD Liquid Leveraged Loan Index ("MI 100") as
      secondary benchmarks.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 17 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2022, the First
Trust Leveraged Finance Team managed or supervised approximately $7.4 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

                                                                          Page 5


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2021     APRIL 30, 2022        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $  998.20            0.85%             $4.21
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 89.0%

                  AEROSPACE & DEFENSE -- 0.5%
$      1,969,377  Atlantic Aviation FBO, Inc. (KKR Apple Bidco LLC), Term Loan
                     (First Lien), 1 Mo. LIBOR + 3.00%, 0.50% Floor...............       3.76%       09/23/28    $     1,946,394
       4,117,182  Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................       4.51%       02/01/28          4,080,498
       4,893,354  Spirit Aerosystems, Inc., New Term Loan B, 1 Mo. LIBOR +
                     3.75%, 0.50% Floor...........................................       4.51%       01/15/25          4,878,821
       6,878,384  Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................       3.01%       08/22/24          6,766,610
                                                                                                                 ---------------
                                                                                                                      17,672,323
                                                                                                                 ---------------
                  AIRLINES -- 0.2%
       5,723,987  American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial
                     Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor..................       5.81%       03/24/28          5,820,951
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.1%
       3,317,526  Authentic Brands Group (ABG Intermediate Holdings 2 LLC),
                     Term Loan B1, 3 Mo. SOFR + 3.50%, 0.50% Floor................       4.00%       12/21/28          3,288,497
                                                                                                                 ---------------
                  APPAREL, ACCESSORIES & LUXURY GOODS -- 0.1%
         328,750  Careismatic Brands/New Trojan, Inc. (fka Strategic Partners),
                     Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor..........       4.01%       01/06/28            315,873
       2,747,847  Careismatic Brands/New Trojan, Inc. (fka Strategic Partners),
                     Initial Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor..........       4.26%       01/06/28          2,640,214
                                                                                                                 ---------------
                                                                                                                       2,956,087
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 14.5%
       3,397,565  AppLovin Corp., Amendment No. 6 New Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.50% Floor...................................       3.76%       10/25/28          3,372,797
         807,047  CCC Intelligent Solutions, Inc., Term Loan B, 3 Mo. LIBOR +
                     2.25%, 0.50% Floor...........................................       3.26%       09/21/28            795,950
      15,316,672  ConnectWise LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50%
                     Floor........................................................       4.26%       09/30/28         15,201,797
      44,620,458  Epicor Software Corp., Term Loan C (First Lien), 1 Mo. LIBOR
                     + 3.25%, 0.75% Floor.........................................       4.01%       07/30/27         44,297,852
       1,042,627  Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................       4.50%       01/26/28          1,034,808
      31,119,618  Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................       5.01%       10/01/27         30,983,625
      63,283,130  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                     Lboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................       4.76%       12/01/27         63,045,818
      15,443,551  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 6.25%, 0.75% Floor.........................................       7.01%       07/10/25         15,366,333
      66,474,246  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.75% Floor..................................................       4.26%       07/01/24         66,187,078
      13,592,450  Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50%
                     Floor........................................................       4.25%       11/30/27         13,517,148
      23,872,929  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................       4.75%       09/15/24         23,740,196
      59,839,995  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................       4.26%       09/13/24         59,421,115
      11,578,646  Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan
                     (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor..............       6.71%       02/23/29         11,431,018
       5,896,535  ION Trading Technologies Ltd., Term Loan B, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................       5.51%       04/01/28          5,855,613


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  APPLICATION SOFTWARE (CONTINUED)
$     34,592,273  LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 4.75%, 0.00% Floor.........................................       5.30%       08/31/27    $    33,187,135
      24,984,444  McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo.
                     SOFR + 4.00%, 0.50% Floor....................................       4.50%       02/28/29         24,297,372
       2,060,039  MeridianLink, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................       4.01%       11/09/28          2,023,988
         247,071  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor................       3.51%       06/21/24            243,830
       3,890,962  Micro Focus International (MA Financeco LLC), Term Loan B4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................       5.25%       06/05/25          3,860,963
       2,980,038  N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................       3.51%       07/19/28          2,942,787
      14,335,603  RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR +
                     6.50%, 0.75% Floor...........................................       7.26%       04/22/29         14,386,351
      50,871,465  RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50%
                     Floor........................................................       3.75%       04/24/28         50,013,263
      64,354,874  SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................       3.51%       02/05/24         63,691,376
       9,016,801  Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.50% Floor...................................       4.76%       06/04/28          8,911,575
         375,462  Tenable, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.50%
                     Floor........................................................       3.27%       07/07/28            373,116
         765,732  TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................       4.52%       06/30/26            762,860
         685,164  Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo.
                     LIBOR + 3.25%, 0.50% Floor...................................       4.21%       05/03/26            677,456
       3,973,588  Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B,
                     1 Mo. LIBOR + 3.00%, 0.00% Floor.............................       3.76%       02/28/27          3,930,872
                                                                                                                 ---------------
                                                                                                                     563,554,092
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 1.3%
      15,451,614  Edelman Financial Engines Center LLC, Term Loan (Second
                     Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor......................       7.51%       07/20/26         15,096,227
      35,896,631  Edelman Financial Engines Center LLC, Term Loan B, 1 Mo.
                     LIBOR + 3.50%, 0.75% Floor...................................       4.26%       04/07/28         35,592,587
                                                                                                                 ---------------
                                                                                                                      50,688,814
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 1.0%
       9,186,973  Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo.
                     LIBOR + 3.25%, 0.00% Floor...................................       4.01%       04/30/26          9,030,060
       2,140,035  Dexko Global (Dornoch Debt Merger Sub, Inc.), Delayed Draw
                     Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor..................       4.72%       10/04/28          2,085,014
      11,235,181  Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan B,
                     3 Mo. LIBOR + 3.75%, 0.50% Floor.............................       4.72%       10/04/28         10,946,325
      19,616,828  Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75%
                     Floor........................................................       4.01%       01/31/28         18,273,075
                                                                                                                 ---------------
                                                                                                                      40,334,474
                                                                                                                 ---------------
                  BROADCASTING -- 2.9%
       1,032,877  Diamond Sports Group LLC, Priority Term Loan, 3 Mo. LIBOR
                     + 8.00%, 1.00% Floor.........................................       9.00%       05/25/26          1,048,205
       1,166,515  E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.75% Floor...........................................       3.51%       01/07/28          1,160,683


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BROADCASTING (CONTINUED)
$     40,174,706  iHeartCommunications, Inc., Second Amendment Incremental
                     Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor................       4.01%       05/01/26    $    39,915,177
       8,502,712  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................       3.76%       05/01/26          8,423,552
      42,953,210  Univision Communications, Inc., 2017 Replacement Repriced
                     Term Loan C-5 (First Lien), 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................       3.75%       03/15/24         42,765,505
      19,911,219  Univision Communications, Inc., 2021 Replacement New Term
                     Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor..........       4.01%       03/24/26         19,724,651
                                                                                                                 ---------------
                                                                                                                     113,037,773
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.2%
       6,398,306  Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR +
                     3.50%, 0.50% Floor...........................................       4.00%       02/28/29          6,079,990
       2,373,665  Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................       3.76%       03/18/29          2,309,054
                                                                                                                 ---------------
                                                                                                                       8,389,044
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.7%
         353,462  Cablevision (aka CSC Holdings LLC), March 2017 Term Loan
                     B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor........................       2.80%       07/17/25            346,128
       6,278,031  DIRECTV Holdings LLC, Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.75% Floor..................................................       5.76%       07/31/27          6,246,013
      22,330,037  Radiate Holdco LLC (RCN), Inc., Amendment No. 6 Term Loan,
                     1 Mo. LIBOR + 3.25%, 0.75% Floor.............................       4.01%       09/25/26         22,003,125
                                                                                                                 ---------------
                                                                                                                      28,595,266
                                                                                                                 ---------------
                  CASINOS & GAMING -- 2.6%
       9,759,798  Caesars Resort Collection LLC, New Term Loan B-1, 1 Mo.
                     LIBOR + 3.50%, 0.00% Floor...................................       4.26%       07/20/25          9,717,734
      24,924,888  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................       3.51%       12/22/24         24,794,530
      65,950,746  Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term
                     Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor......................       4.70%       01/27/29         65,601,867
         500,000  Light & Wonder (FKA Scientific Games International, Inc.), Term
                     Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor......................       3.57%       04/07/29            497,190
       1,699,679  Scientific Games Holdings L.P. (Scientific Games Lottery),
                     Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor....       4.47%       02/28/29          1,680,864
                                                                                                                 ---------------
                                                                                                                     102,292,185
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.2%
       7,125,185  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................       4.01%       04/06/26          6,841,959
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.3%
      10,033,068  USIC, Inc., Term Loan (First Lien), 1 Mo. LIBOR + 3.50%,
                     0.75% Floor..................................................       4.26%       05/15/28          9,915,179
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.2%
       8,195,716  Paysafe Holdings (US) Corp., Facility Term Loan B1, 1 Mo.
                     LIBOR + 2.75%, 0.50% Floor...................................       3.51%       06/24/28          7,893,540
                                                                                                                 ---------------
                  DIVERSIFIED CHEMICALS -- 0.1%
       2,742,167  Ineos US Petrochem LLC (Ineos Quattro), Term Loan B, 1 Mo.
                     LIBOR + 2.75%, 0.50% Floor...................................       3.51%       01/31/26          2,709,042
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  EDUCATION SERVICES -- 0.3%
$     11,947,228  Ascensus Holdings, Inc. (Mercury), Incremental Term Loan B,
                     3 Mo. LIBOR + 3.50%, 0.50% Floor.............................       4.56%       08/02/28    $    11,758,103
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 1.8%
      72,561,593  PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................       3.81%       06/23/25         71,518,883
                                                                                                                 ---------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
      23,934,251  Chamberlain Group, Inc. (Chariot), Term Loan B, 3 Mo. LIBOR
                     + 3.50%, 0.50% Floor.........................................       4.51%       11/03/28         23,462,986
      24,524,183  Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%,
                     0.00% Floor..................................................       4.50%       08/20/25         24,049,150
                                                                                                                 ---------------
                                                                                                                      47,512,136
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 1.4%
      27,905,541  Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.50% Floor...........................................       4.51%       05/14/28         27,152,649
      22,059,382  Packers Holdings LLC (PSSI), Term Loan B, 6 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................       4.00%       03/15/28         21,634,739
       4,972,685  TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR
                     + 4.00%, 0.75% Floor.........................................       4.76%       11/02/27          4,944,738
                                                                                                                 ---------------
                                                                                                                      53,732,126
                                                                                                                 ---------------
                  HEALTH CARE DISTRIBUTORS -- 0.2%
       6,632,744  Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................  4.80% - 4.88%    07/09/25          6,520,849
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.1%
       3,529,324  Embecta Corp., Initial Term Loan, 3 Mo. SOFR + 3.00%, 0.50%
                     Floor........................................................       3.65%       03/31/29          3,485,207
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.5%
      16,806,499  Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term
                     Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor.....................       4.26%       08/24/28         16,696,249
       2,488,963  WP CityMD Bidco. LLC (Summit Health), Second Amendment
                     Refi Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor.............       3.75%       12/23/28          2,461,484
                                                                                                                 ---------------
                                                                                                                      19,157,733
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 9.3%
       6,601,876  AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................       4.51%       06/20/26          6,469,838
      30,907,199  ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2,
                     1 Mo. LIBOR + 3.38%, 0.50% Floor.............................       3.88%       12/23/27         30,399,394
      15,018,653  ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3,
                     1 Mo. LIBOR + 3.50%, 0.50% Floor.............................       4.26%       12/23/27         14,830,920
       5,922,329  Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                     Floor........................................................       4.51%       04/21/24          5,646,230
      34,393,697  athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B,
                     1 Mo. SOFR + 3.50%, 0.50% Floor..............................       4.01%       01/27/29         33,877,791
      14,752,286  Aveanna Healthcare LLC, 2021 Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.50% Floor...........................................       4.25%       07/15/28         14,460,339
       3,448,004  Aveanna Healthcare LLC, Delayed Draw Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.50% Floor...................................       4.25%       07/15/28          3,379,768
      19,337,195  Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term
                     Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor...................       4.13%       03/05/26         19,005,756
          73,681  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................       4.51%       09/30/28             73,145


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$     29,251,135  CHG Healthcare Services, Inc., Term Loan B, 6 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................       5.00%       09/30/28    $    29,038,480
       6,452,188  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.75% Floor.............................       4.52%       03/01/28          6,188,745
       8,045,348  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B,
                     3 Mo. LIBOR + 3.75%, 0.75% Floor.............................       4.76%       03/01/28          7,716,856
         476,007  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C,
                     3 Mo. LIBOR + 3.75%, 0.75% Floor.............................       4.76%       03/01/28            456,572
      23,197,103  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................       4.51%       10/10/25         14,092,240
      45,753,847  ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 0.50% Floor...................................       3.76%       10/29/28         45,321,930
      10,528,673  Global Medical Response, Inc. (fka Air Medical), 2018 New
                     Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor..................       5.25%       03/14/25         10,438,022
       1,399,749  Global Medical Response, Inc. (fka Air Medical), 2021
                     Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor......       5.25%       10/02/25          1,387,208
       1,096,363  Help at Home (HAH Group Holding Co. LLC), Delayed Draw
                     Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor..................       6.00%       10/29/27          1,077,177
       8,862,363  Help at Home (HAH Group Holding Co. LLC), Initial Term
                     Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor.......................       6.00%       10/29/27          8,707,271
      17,048,007  Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................       4.76%       11/30/27         16,941,457
       5,945,428  Radnet Management, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.75% Floor..................................................       3.75%       04/22/28          5,881,752
         749,722  SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo.
                     LIBOR + 4.75%, 0.75% Floor...................................       5.51%       02/28/28            740,215
       3,102,531  Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................       4.50%       08/31/26          3,071,071
      28,477,509  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................       3.75%       02/06/24         26,460,448
      23,655,252  U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term
                     Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor.....................       4.75%       09/30/28         23,353,647
      38,118,465  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................       5.76%       06/28/26         33,639,545
                                                                                                                 ---------------
                                                                                                                     362,655,817
                                                                                                                 ---------------
                  HEALTH CARE SUPPLIES -- 1.4%
      54,994,982  Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.25%, 0.50% Floor...................................       3.75%       10/21/28         54,032,570
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 8.4%
      70,963,389  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................       3.50%       03/01/24         70,789,529
      31,241,739  Ciox Health (Healthport/CT Technologies Intermediate Holdings,
                     Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.....       5.01%       12/16/25         30,875,586
       8,696,855  Clario (fka eResearch Technology, Inc.), Incremental Term
                     Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor.....................       5.50%       02/04/27          8,658,241
      33,488,614  Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.00% Floor...................................       4.99%       08/01/26         33,344,948
      26,057,116  Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term
                     Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor.....................       4.01%       03/10/28         25,768,142
      13,301,770  Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................       4.76%       10/23/26         13,276,896


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE TECHNOLOGY (CONTINUED)
$         16,249  Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................       4.51%       07/25/26    $        16,097
       6,434,735  Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 3 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................       4.99%       07/25/26          6,374,441
          25,818  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................       4.26%       07/25/26             25,426
      10,043,220  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................       4.74%       07/25/26          9,890,764
      68,332,995  Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................       4.46%       08/27/25         68,034,380
       8,962,304  Zelis Payments Buyer, Inc., New Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................       3.96%       09/30/26          8,878,327
      51,940,152  Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................       3.96%       09/30/26         51,555,795
                                                                                                                 ---------------
                                                                                                                     327,488,572
                                                                                                                 ---------------
                  HOMEFURNISHING RETAIL -- 0.3%
       9,270,114  At Home Holding III, Inc. (Ambience), Term Loan B, 3 Mo.
                     LIBOR + 4.25%, 0.50% Floor...................................       5.22%       07/30/28          8,296,752
       4,152,395  Rent-A-Center, Inc., New Term Loan B, 3 Mo. LIBOR + 3.25%,
                     0.50% Floor..................................................       3.81%       02/15/28          4,056,890
                                                                                                                 ---------------
                                                                                                                      12,353,642
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.3%
      11,939,243  Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................       4.26%       08/17/28         11,842,297
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
       6,115,679  Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................       4.01%       10/31/27          5,921,506
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.1%
       2,901,889  Alight, Inc. (fka Tempo Acq.), Extended Term Loan 2022, 1 Mo.
                     SOFR + 3.00%, 0.50% Floor....................................       3.70%       08/31/28          2,878,326
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.8%
       9,846,895  Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo.
                     LIBOR + 3.50%, 0.50% Floor...................................       4.26%       10/21/28          9,711,500
      19,923,792  TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New
                     Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor.........       4.02%       07/31/27         19,712,201
                                                                                                                 ---------------
                                                                                                                      29,423,701
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 6.9%
       3,652,771  Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................       4.01%       05/10/25          3,612,992
      32,911,969  Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................       4.01%       05/09/25         32,570,672
      14,951,123  Alliant Holdings I LLC, New Term Loan B4, 1 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................       4.05%       11/06/27         14,831,514
       1,455,140  AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................  3.00% - 3.01%    02/28/28          1,427,681
      12,920,670  AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................       4.26%       02/13/27         12,726,860
      13,196,405  AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. LIBOR
                     + 3.50%, 0.50% Floor.........................................       4.20%       02/13/27         12,998,459
      41,944,701  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................       4.26%       02/12/27         41,350,345


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INSURANCE BROKERS (CONTINUED)
$      9,027,266  BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................       3.76%       01/27/27    $     8,878,496
       3,515,548  Cross Financial Corp., Term Loan B, 6 Mo. LIBOR + 4.00%,
                     0.75% Floor..................................................       4.81%       09/15/27          3,503,841
          86,475  HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................       4.00%       04/25/25             85,286
      33,206,591  HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................       4.21%       04/25/25         32,750,000
         120,205  HUB International Ltd., New Term Loan B-3, 2 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................       4.18%       04/25/25            119,487
      47,360,946  HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................       4.35%       04/25/25         47,077,726
      57,332,074  USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................       4.01%       05/15/24         56,758,754
                                                                                                                 ---------------
                                                                                                                     268,692,113
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.8%
      25,245,038  Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................       4.81%       05/01/28         24,782,296
      11,634,021  Numericable (Altice France S.A. or SFR), Term Loan B-11,
                     3 Mo. LIBOR + 2.75%, 0.00% Floor.............................       3.05%       07/31/25         11,406,227
       1,925,615  Numericable (Altice France S.A. or SFR), Term Loan B-12,
                     3 Mo. LIBOR + 3.69%, 0.00% Floor.............................       4.73%       01/31/26          1,903,355
      12,800,372  Numericable (Altice France S.A. or SFR), Term Loan B-13,
                     3 Mo. LIBOR + 4.00%, 0.00% Floor.............................       4.51%       08/14/26         12,693,745
      19,050,284  Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo.
                     SOFR + 4.25%, 0.50% Floor....................................       4.75%       03/09/27         18,574,027
       2,389,219  Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................       3.76%       03/09/27          2,263,331
                                                                                                                 ---------------
                                                                                                                      71,622,981
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 1.0%
      40,622,904  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%,
                     0.50% Floor..................................................       4.76%       08/31/28         38,953,709
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.5%
       4,679,061  Altium Packaging LLC (FKA Consolidated Container), Term
                     Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor.....................       3.52%       02/03/28          4,500,695
      14,314,105  PODS LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75%
                     Floor........................................................       3.75%       03/31/28         14,129,167
                                                                                                                 ---------------
                                                                                                                      18,629,862
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.8%
       1,848,603  Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo.
                     LIBOR + 8.25%, 1.00% Floor...................................       9.25%       05/23/24          1,965,305
       3,391,100  Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed
                     Rate at 15.25% (c)...........................................      15.25%       05/23/24          3,919,908
      22,540,563  Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................       4.00%       02/28/25         17,156,750
       2,200,401  PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo.
                     LIBOR + 4.25%, 0.50% Floor...................................       4.75%       02/13/27          2,172,896
       7,977,407  PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................       4.26%       02/12/27          7,768,000
                                                                                                                 ---------------
                                                                                                                      32,982,859
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  OFFICE SERVICES & SUPPLIES -- 0.5%
$     19,752,764  Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................       3.92%       02/08/26    $    19,584,865
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.0%
         963,707  AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50%
                     Floor........................................................       3.25%       02/04/28            952,625
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.8%
      28,452,006  Graham Packaging Company L.P., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.75% Floor...........................................       3.76%       08/04/27         27,831,468
       5,000,000  Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group
                     Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................       4.01%       02/05/26          4,856,250
      36,764,512  Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group
                 Hldings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR +

                     3.50%, 0.50% Floor...........................................       4.26%       09/20/28         35,813,414
                                                                                                                 ---------------
                                                                                                                      68,501,132
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 7.7%
       2,117,208  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (d)..............................................       8.50%       09/30/25          2,106,622
      65,080,688  Bausch Health Cos., Inc. (Valeant), Second Amendment Term
                     Loan B, 1 Mo. SOFR + 5.25%, 0.50% Floor......................       6.14%       02/11/27         62,884,215
      38,938,144  Endo LLC, 2021 Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75%
                     Floor........................................................       5.81%       03/27/28         36,027,518
      56,864,399  Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.50% Floor..................................................       4.26%       05/05/28         56,750,670
      28,242,804  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 5.25%, 0.75% Floor (e).........................       6.25%       09/24/24         26,195,201
       5,541,325  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (e)...................       6.25%       02/24/25          5,131,267
      59,915,360  Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021
                     Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor..............       4.76%       10/02/26         59,326,991
       1,306,112  Padagis LLC, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50%
                     Floor........................................................       5.25%       07/06/28          1,302,846
      49,425,466  Parexel International Corp. (Phoenix Newco), Term Loan (First
                     Lien), 1 Mo. LIBOR + 3.50%, 0.50% Floor......................       4.26%       11/15/28         49,039,454
                                                                                                                 ---------------
                                                                                                                     298,764,784
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 2.2%
      50,199,447  Clarivate Analytics PLC (Camelot), Amendment No. 2
                     Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor......       4.00%       10/31/26         49,722,552
      16,075,232  Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50%
                     Floor........................................................       4.31%       06/02/28         15,070,530
       9,341,664  J.D. Power (Project Boost Purchaser LLC), 2021 Incremental
                     Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor................       4.26%       05/26/26          9,205,462
       3,700,057  Nielsen Consumer, Inc. (Indy US Holdco LLC/NielsonIQ), Term
                     Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor.....................       4.51%       03/05/28          3,674,638
       5,949,195  Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First
                     Lien), 3 Mo. LIBOR + 3.75%, 0.75% Floor......................       4.76%       08/10/25          5,886,015
                                                                                                                 ---------------
                                                                                                                      83,559,197
                                                                                                                 ---------------
                  RESTAURANTS -- 2.9%
      20,630,710  IRB Holding Corp. (Arby's/Inspire Brands), New Term Loan B
                     2022, 1 Mo. SOFR + 3.00%, 0.75% Floor........................       3.75%       12/15/27         20,321,249


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESTAURANTS (CONTINUED)
$     66,558,165  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................       3.76%       02/05/25    $    65,911,219
       4,538,375  Portillo's Holdings LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%,
                     1.00% Floor..................................................       6.50%       08/30/24          4,510,010
      20,813,936  Whatabrands LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50%
                     Floor........................................................       4.01%       07/31/28         20,567,915
                                                                                                                 ---------------
                                                                                                                     111,310,393
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
       8,629,846  Garda World Security Corp., Term Loan B, 1 Mo. LIBOR +
                     4.25%, 0.00% Floor...........................................       4.92%       10/30/26          8,534,918
                                                                                                                 ---------------
                  SOFT DRINKS -- 0.4%
      16,009,900  Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC),
                     Term Loan (First Lien), 3 Mo. SOFR + 3.25%, 0.50% Floor......       4.00%       01/24/29         15,686,820
       1,318,011  Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term
                     Loan (Second Lien), 3 Mo. SOFR + 6.00%, 0.50% Floor..........       6.65%       01/24/30          1,308,126
                                                                                                                 ---------------
                                                                                                                      16,994,946
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.7%
       9,404,932  Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................       4.01%       12/23/26          9,185,515
      12,979,453  Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................       6.01%       01/31/28         12,577,869
       4,395,044  Asurion LLC, Term Loan B-4 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................       6.01%       01/20/29          4,258,797
      37,418,505  Asurion LLC, Term Loan B-6, 1 Mo. LIBOR + 3.13%, 0.00%
                     Floor........................................................       3.89%       11/03/23         37,224,677
       2,393,303  Asurion LLC, Term Loan B-7, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................       3.76%       11/03/24          2,367,240
         312,342  Driven Holdings LLC, 2021 Term Loan B, 1 Yr. LIBOR + 3.00%,
                     0.50% Floor..................................................       3.52%       11/30/28            308,438
                                                                                                                 ---------------
                                                                                                                      65,922,536
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.8%
      31,434,694  WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B,
                     3 Mo. LIBOR + 4.00%, 1.00% Floor.............................       5.01%       01/08/27         31,336,618
                                                                                                                 ---------------
                  SPECIALTY STORES -- 1.7%
       9,494,832  Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.75% Floor.............................       4.51%       03/05/28          9,388,015
      47,286,246  Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo.
                     LIBOR + 3.25%, 0.75% Floor...................................       4.26%       03/03/28         46,779,810
      11,599,424  Petsmart, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.75%,
                     0.75% Floor..................................................       4.50%       02/12/28         11,477,630
                                                                                                                 ---------------
                                                                                                                      67,645,455
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 5.1%
      66,858,537  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.00%, 0.50% Floor...........................................       4.01%       09/19/24         66,616,509
         938,570  Applied Systems, Inc., Term Loan (First Lien), Prime Rate +
                     2.00%, 0.50% Floor...........................................       5.50%       09/19/24            935,172
       8,633,931  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 5.50%, 0.75% Floor.........................................       6.51%       09/19/25          8,607,684
       6,364,592  BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................       4.46%       04/19/25          6,292,990


                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE (CONTINUED)
$     17,568,062  BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement
                     Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor...........       4.51%       10/02/25    $    17,333,177
       2,754,535  Idera, Inc., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................       4.52%       02/15/28          2,715,173
      24,463,880  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.....................       4.74%       06/13/24         23,703,298
      10,395,000  Proofpoint, Inc., Term Loan (Second Lien), 3 Mo. LIBOR +
                     6.25%, 0.50% Floor...........................................       6.76%       08/31/29         10,385,229
      38,920,705  Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50%
                     Floor........................................................       3.76%       08/31/28         38,255,939
      22,760,900  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................       4.11%       03/05/27         22,508,026
         982,278  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................       4.01%       03/15/26            975,727
                                                                                                                 ---------------
                                                                                                                     198,328,924
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.0%
      41,256,555  SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo.
                     LIBOR + 3.50%, 0.50% Floor...................................       4.02%       06/04/28         39,709,435
         840,339  SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo.
                     SOFR + 3.50%, 0.50% Floor....................................       4.00%       06/04/28            808,826
                                                                                                                 ---------------
                                                                                                                      40,518,261
                                                                                                                 ---------------
                  TRUCKING -- 0.8%
      25,429,990  Hertz (The) Corp., Exit Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.50% Floor..................................................       3.75%       06/30/28         25,306,145
       4,785,233  Hertz (The) Corp., Exit Term Loan C, 1 Mo. LIBOR + 3.25%,
                     0.50% Floor..................................................       3.75%       06/30/28          4,761,929
                                                                                                                 ---------------
                                                                                                                      30,068,074
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................    3,457,174,946
                  (Cost $3,509,823,738)                                                                          ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 7.9%

                  AEROSPACE & DEFENSE -- 0.0%
       1,082,000  TransDigm, Inc. (f).............................................       6.25%       03/15/26          1,079,149
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.1%
       2,760,000  Cogent Communications Group, Inc. (f)...........................       3.50%       05/01/26          2,609,152
                                                                                                                 ---------------
                  BROADCASTING -- 0.8%
       8,109,000  Cumulus Media New Holdings, Inc. (f)............................       6.75%       07/01/26          8,079,929
      10,208,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (f).......       5.38%       08/15/26          3,738,578
       2,148,000  Gray Television, Inc. (f).......................................       5.88%       07/15/26          2,164,175
       1,711,000  iHeartCommunications, Inc.......................................       8.38%       05/01/27          1,696,867
       1,038,000  iHeartCommunications, Inc. (f)..................................       5.25%       08/15/27            971,942
      12,412,000  Nexstar Media, Inc. (f).........................................       5.63%       07/15/27         12,091,770
       1,905,000  Univision Communications, Inc. (f)..............................       5.13%       02/15/25          1,874,139
                                                                                                                 ---------------
                                                                                                                      30,617,400
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 2.7%
      52,771,000  CCO Holdings LLC / CCO Holdings Capital Corp. (f)...............       5.13%       05/01/27         51,515,842
      53,853,000  CSC Holdings LLC (f)............................................       7.50%       04/01/28         49,729,207
       2,882,000  Radiate Holdco LLC / Radiate Finance, Inc. (f)..................       4.50%       09/15/26          2,658,126
                                                                                                                 ---------------
                                                                                                                     103,903,175
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  CASINOS & GAMING -- 0.3%
$      9,968,000  Caesars Entertainment, Inc. (f).................................       6.25%       07/01/25    $    10,089,111
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 0.0%
       2,000,000  PG&E Corp.......................................................       5.00%       07/01/28          1,840,220
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 1.1%
       4,014,000  Select Medical Corp. (f)........................................       6.25%       08/15/26          3,990,438
      10,530,000  Tenet Healthcare Corp. (f)......................................       4.63%       09/01/24         10,451,604
       9,264,000  Tenet Healthcare Corp. (f)......................................       4.88%       01/01/26          9,028,417
       2,015,000  Tenet Healthcare Corp. (f)......................................       6.25%       02/01/27          2,001,983
      16,407,000  Tenet Healthcare Corp. (f)......................................       5.13%       11/01/27         15,950,885
       3,607,000  Tenet Healthcare Corp. (f)......................................       4.63%       06/15/28          3,405,134
                                                                                                                 ---------------
                                                                                                                      44,828,461
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.6%
      24,652,000  Global Medical Response, Inc. (f)...............................       6.50%       10/01/25         23,914,166
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 0.4%
      17,450,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (f).....................................................       5.75%       03/01/25         17,428,449
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.8%
       3,124,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (f)................................................       4.25%       10/15/27          2,889,262
       2,265,000  AmWINS Group, Inc. (f)..........................................       4.88%       06/30/29          2,076,473
       8,328,000  AssuredPartners, Inc. (f).......................................       7.00%       08/15/25          8,224,733
      16,858,000  HUB International Ltd. (f)......................................       7.00%       05/01/26         16,705,098
                                                                                                                 ---------------
                                                                                                                      29,895,566
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.3%
       1,430,000  Frontier Communications Holdings LLC (f)........................       5.88%       10/15/27          1,371,670
       2,619,000  Frontier Communications Holdings LLC (f)........................       5.00%       05/01/28          2,394,552
       5,600,000  Frontier Communications Holdings LLC (f)........................       6.75%       05/01/29          5,053,020
       4,564,000  Zayo Group Holdings, Inc. (f)...................................       4.00%       03/01/27          3,978,553
                                                                                                                 ---------------
                                                                                                                      12,797,795
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.1%
       3,226,000  Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
                     Issuer LLC (f)...............................................       4.00%       10/15/27          2,819,217
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.1%
       2,460,000  Horizon Therapeutics USA, Inc. (f)..............................       5.50%       08/01/27          2,462,989
       1,604,000  Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (f).........       4.13%       04/30/28          1,488,079
                                                                                                                 ---------------
                                                                                                                       3,951,068
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.0%
       1,000,000  Clarivate Science Holdings Corp. (f)............................       3.88%       07/01/28            891,470
                                                                                                                 ---------------
                  RESTAURANTS -- 0.1%
       3,185,000  IRB Holding Corp. (f)...........................................       7.00%       06/15/25          3,264,561
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 0.2%
       6,282,000  SS&C Technologies, Inc. (f).....................................       5.50%       09/30/27          6,164,338
                                                                                                                 ---------------
                  TRUCKING -- 0.3%
      12,706,000  Hertz (The) Corp. (f)...........................................       4.63%       12/01/26         11,598,736
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................      307,692,034
                  (Cost $325,415,780)                                                                            ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES -- 0.6%

                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.2%
$     10,755,000  Paysafe Finance PLC / Paysafe Holdings US Corp. (f).............       4.00%       06/15/29    $     8,779,629
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
       1,323,000  Allied Universal Holdco LLC / Allied Universal Finance Corp. /
                     Atlas Luxco IV S.A.R.L. (f)..................................       4.63%       06/01/28          1,172,390
         882,000  Allied Universal Holdco LLC / Allied Universal Finance Corp. /
                     Atlas Luxco IV S.A.R.L. (f)..................................       4.63%       06/01/28            775,128
                                                                                                                 ---------------
                                                                                                                       1,947,518
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.3%
       9,875,000  Bausch Health Cos., Inc. (f)....................................       6.13%       04/15/25          9,918,203
       2,939,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (f)..............       9.50%       07/31/27          2,312,141
         214,000  Jazz Securities DAC (f).........................................       4.38%       01/15/29            197,420
         250,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (e) (f) (g)..............................................       5.63%       10/15/23            131,591
                                                                                                                 ---------------
                                                                                                                      12,559,355
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       23,286,502
                  (Cost $25,884,521)                                                                             ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.0%

                  PHARMACEUTICALS -- 0.0%
         249,316  Akorn, Inc. (h) (i)..........................................................................        2,142,622
                  (Cost $2,858,880)                                                                              ---------------

WARRANTS -- 0.0%

                  MOVIES & ENTERTAINMENT -- 0.0%
         972,355  Cineworld Group PLC, expiring 11/23/25 (h) (j)...............................................          201,744
                  (Cost $0)                                                                                      ---------------

RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vistra Energy Corp., no expiration date (h) (j)..............................................            6,475
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l).......                0
               1  New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)..........                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            6,475
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 6.3%

     244,255,932  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -
                     0.23% (m).................................................................................      244,255,932
                  (Cost $244,255,932)                                                                            ---------------

                  TOTAL INVESTMENTS -- 103.8%..................................................................    4,034,760,255
                  (Cost $4,108,247,342)
                  NET OTHER ASSETS AND LIABILITIES -- (3.8)%...................................................     (148,506,911)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 3,886,253,344
                                                                                                                 ===============


Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight
      Financing Rate ("SOFR") obtained from the U.S. Department of the
      Treasury's Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate.
      Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   The issuer will pay interest on the loans in cash and in Payment-In-Kind
      ("PIK") interest. Interest paid in cash will accrue at the rate of 7.00%
      per annum ("Cash Interest Rate") and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the six months ended April 30, 2022, the Fund received a portion of the interest in cash and PIK interest with a principal value of $137,133 for Cineworld Group PLC.

(d)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and
      7.00% payable as PIK interest. For the six months ended April 30, 2022, this security paid all of its interest in cash.

(e)   The issuer has filed for protection in bankruptcy court.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.,
      (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $327,441,449 or 8.4% of net assets.

(g)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(h)   Non-income producing security.

(i)   Security received in a transaction exempt from registration under the 1933
      Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $2,142,622 or 0.0% of net assets.

(j)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(k)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(l)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2022, securities noted as such are valued at $0 or
      0.0% of net assets.

(m)   Rate shown reflects yield as of April 30, 2022.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate

                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        4/30/2022          PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $3,457,174,946   $           --   $3,457,174,946   $           --
Corporate Bonds and Notes*........................       307,692,034               --      307,692,034               --
Foreign Corporate Bonds and Notes*................        23,286,502               --       23,286,502               --
Common Stocks*....................................         2,142,622               --        2,142,622               --
Warrants*.........................................           201,744               --          201,744               --
Rights:
   Electric Utilities.............................             6,475               --            6,475               --
   Life Sciences Tools & Services.................                --**             --               --               --**
Money Market Funds................................       244,255,932      244,255,932               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $4,034,760,255   $  244,255,932   $3,790,504,323   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value.....................................................   $4,034,760,255
Cash......................................................................        1,306,548
Receivables:
   Investment securities sold.............................................       62,442,615
   Interest...............................................................       13,419,433
   Capital shares sold....................................................        2,342,714
   Dividends..............................................................           33,083
                                                                             --------------
   Total Assets...........................................................    4,114,304,648
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................      225,296,307
   Investment advisory fees...............................................        2,687,132
Unrealized depreciation on unfunded loan commitments......................           67,865
                                                                             --------------
   Total Liabilities......................................................      228,051,304
                                                                             --------------
NET ASSETS................................................................   $3,886,253,344
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $4,034,896,731
Par value.................................................................          829,500
Accumulated distributable earnings (loss).................................     (149,472,887)
                                                                             --------------
NET ASSETS................................................................   $3,886,253,344
                                                                             ==============
NET ASSET VALUE, per share................................................   $        46.85
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       82,950,002
                                                                             ==============
Investments, at cost......................................................   $4,108,247,342
                                                                             ==============


                        See Notes to Financial Statements                Page 21


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $   70,526,451
Dividends.................................................................           69,442
                                                                             --------------
   Total investment income................................................       70,595,893
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       14,265,833
                                                                             --------------
   Total expenses.........................................................       14,265,833
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       56,330,060
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................        1,231,668
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................      (68,702,249)
   Unfunded loan commitments..............................................          (61,621)
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................      (68,763,870)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (67,532,202)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  (11,202,142)
                                                                             ==============


Page 22                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               4/30/2022           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2021
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   56,330,060      $   64,839,416
Net realized gain (loss)..................................................        1,231,668           2,082,051
Net change in unrealized appreciation (depreciation)......................      (68,763,870)         48,540,282
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........      (11,202,142)        115,461,749
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (61,409,827)        (64,316,388)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................    1,122,600,348       1,550,254,032
Cost of shares redeemed...................................................      (30,386,553)        (11,712,176)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................    1,092,213,795       1,538,541,856
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................    1,019,601,826       1,589,687,217

NET ASSETS:
Beginning of period.......................................................    2,866,651,518       1,276,964,301
                                                                             --------------      --------------
End of period.............................................................   $3,886,253,344      $2,866,651,518
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       60,000,002          27,850,002
Shares sold...............................................................       23,600,000          32,400,000
Shares redeemed...........................................................         (650,000)           (250,000)
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       82,950,002          60,000,002
                                                                             ==============      ==============


                        See Notes to Financial Statements                Page 23


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2022     ------------------------------------------------------------------------
                                           (UNAUDITED)        2021           2020           2019           2018           2017
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $    47.78     $    45.85     $    47.15     $    47.75     $    48.26     $    48.32
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............         0.78           1.54           1.67           2.13           1.87           1.68
Net realized and unrealized gain (loss)..        (0.87)          1.92          (1.27)         (0.57)         (0.43)         (0.04)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.........        (0.09)          3.46           0.40           1.56           1.44           1.64
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................        (0.84)         (1.53)         (1.67)         (2.15)         (1.92)         (1.70)
Return of capital........................           --             --          (0.03)         (0.01)         (0.03)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions......................        (0.84)         (1.53)         (1.70)         (2.16)         (1.95)         (1.70)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........   $    46.85     $    47.78     $    45.85     $    47.15     $    47.75     $    48.26
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a).........................        (0.18)%         7.60%          0.90%          3.37%          3.03%          3.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $3,886,253     $2,866,652     $1,276,964     $1,603,148     $1,883,903     $1,341,599
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets................................         0.85% (b)      0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets....................         3.36% (b)      3.27%          3.63%          4.50%          3.94%          3.53%
Portfolio turnover rate (c)..............           20%            92%            76%            44%            88%           110%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 24                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSL" on The Nasdaq Stock
Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index (the "LL 100") and the Markit iBoxx USD Liquid
Leveraged Loan Index (the "MI 100") by investing at least 80% of its net assets
(including investment borrowings) in first lien senior floating rate bank loans
("Senior Loans")(1). The LL 100 is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The LL 100 consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The MI 100 selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the LL
100 or MI 100, but rather seeks to outperform each of the Indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the LL 100 and/or
MI 100 at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities
                  (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2022.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in "Interest" on the
Statement of Operations. As of April 30, 2022, the Fund had the following unfunded loan commitments:


                                                                                                                     UNREALIZED
                                                                  PRINCIPAL        COMMITMENT                       APPRECIATION
BORROWER                                                            VALUE            AMOUNT           VALUE        (DEPRECIATION)
-------------------------------------------------------------   --------------   --------------   --------------   --------------
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan        $    5,829,440   $    5,799,759   $    5,741,998   $      (57,761)
Veritext Corp. (VT TopCo, Inc.), Term Loan                             796,318          794,447          787,861           (6,586)
Zelis Payments Buyer, Inc., Term Loan                                  770,328          766,628          763,110           (3,518)
                                                                                 --------------   --------------   --------------
                                                                                 $    7,360,834   $    7,292,969   $      (67,865)
                                                                                 ==============   ==============   ==============


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................  $   64,316,388
Capital gains...................................              --
Return of capital...............................              --


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $      636,225
Accumulated capital and other gain (loss).......     (72,251,056)
Net unrealized appreciation (depreciation)......      (5,246,087)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of April 30,
2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $72,251,056.

During the taxable year ended October 31, 2021, the Fund utilized non-expiring capital loss carryforwards in the amount of $1,710,608.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                             Gross            Gross        Net Unrealized
                           Unrealized       Unrealized      Appreciation
           Tax Cost       Appreciation    (Depreciation)   (Depreciation)
        --------------   --------------   --------------   --------------
        $4,108,247,342   $    2,275,734   $  (75,762,821)  $  (73,487,087)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,761,006,216 and $646,920,520, respectively.

For the six months ended April 30, 2022, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $280 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to March 2, 2022, the commitment amount was $355 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee.
First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2022.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the

                                                                         Page 33


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2022 (UNAUDITED)

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds (including the Fund), monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the
Program to have one, and any material changes to the Program.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 35


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2022


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Tactical High Yield ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The First Trust Tactical High Yield ETF's (the "Fund") investment objective is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality.
Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by S&P Global Ratings, or lower than "Baa3" by Moody's
Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest in non-income producing securities including Distressed Securities (defined below)
and common stocks. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The Fund invests no more than 15% of its net assets in Distressed Securities, as determined at the time of investment. The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings)
in bank loans; however the Fund invests no more than 15% of its net assets
(including investment borrowings) in loans other than first lien senior secured floating rate bank loans. The Fund may invest in listed and over-the-counter derivatives to the extent permitted by the listing rules of the Nasdaq Stock
Market LLC. The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL               CUMULATIVE
                                                                           TOTAL RETURNS              TOTAL RETURNS
                                              6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                               Ended        Ended       Ended      (2/25/13)       Ended      (2/25/13)
                                              4/30/22      4/30/22     4/30/22     to 4/30/22     4/30/22     to 4/30/22
FUND PERFORMANCE
NAV                                            -5.55%      -4.64%       3.22%        4.18%        17.16%        45.65%
Market Price                                   -6.25%      -5.18%       3.11%        4.12%        16.55%        44.80%

INDEX PERFORMANCE
ICE BofA US High Yield
   Constrained Index                           -7.21%      -4.97%       3.54%        4.52%        19.02%        49.99%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                 INVESTMENTS(1)
-----------------------------------------------------------
Health Care Providers & Services             13.5%
Media                                        13.5
Software                                     13.1
Pharmaceuticals                              10.5
Insurance                                     8.7
Hotels, Restaurants & Leisure                 6.4
Health Care Technology                        4.3
Diversified Telecommunication Services        3.8
Containers & Packaging                        2.2
Commercial Services & Supplies                2.1
Diversified Consumer Services                 1.9
Electric Utilities                            1.7
Entertainment                                 1.7
Health Care Equipment & Supplies              1.4
Building Products                             1.3
Professional Services                         1.3
Specialty Retail                              1.2
Trading Companies & Distributors              1.1
Communications Equipment                      0.9
IT Services                                   0.9
Aerospace & Defense                           0.9
Internet & Direct Marketing Retail            0.8
Machinery                                     0.7
Food & Staples Retailing                      0.6
Construction & Engineering                    0.6
Road & Rail                                   0.6
Independent Power and Renewable
   Electricity Producers                      0.5
Automobiles                                   0.5
Diversified Financial Services                0.4
Food Products                                 0.4
Electronic Equipment, Instruments &
   Components                                 0.4
Auto Components                               0.4
Capital Markets                               0.3
Construction Materials                        0.3
Life Sciences Tools & Services                0.3
Consumer Finance                              0.3
Airlines                                      0.2
Household Products                            0.1
Semiconductors & Semiconductor
   Equipment                                  0.1
Chemicals                                     0.1
Beverages                                     0.0*
Electrical Equipment                          0.0*
Personal Products                             0.0*
Real Estate Management & Development          0.0*
Oil, Gas & Consumable Fuels                   0.0*
Technology Hardware, Storage, &
   Peripherals                                0.0*
Wireless Telecommunication Services           0.0*
Interactive Media & Services                  0.0*
Metals & Mining                               0.0*
                                           -------
     Total                                  100.0%
                                           =======
*  Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                    INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                              64.1%
Senior Floating-Rate Loan Interests          25.3
Foreign Corporate Bonds                      10.5
Common Stock                                  0.1
Warrants                                      0.0*
Rights                                        0.0*
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------------
                                    % OF SENIOR LOANS AND
CREDIT QUALITY (S&P RATINGS)(2)    OTHER DEBT SECURITIES(1)
-----------------------------------------------------------
BBB-                                          0.2%
BB+                                           2.0
BB                                            5.6
BB-                                           7.7
B+                                           16.6
B                                            22.0
B-                                           20.7
CCC+                                         17.9
CCC                                           3.5
CCC-                                          1.0
D                                             2.1
NR                                            0.7
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP 10 ISSUERS                          INVESTMENTS(1)
-----------------------------------------------------------
Bausch Health Companies Inc. (Valeant)        3.6%
Charter Communications Operating, LLC         2.6
Internet Brands, Inc. (Web MD/MH
   Sub I. LLC)                                2.6
HUB International Ltd.                        2.6
Assured Partners Inc.                         2.4
Tenet Healthcare, Corp.                       2.3
Cablevision (aka CSC Holdings, LLC)           2.2
Mallinckrodt International Finance S.A.       2.1
Verscend Technologies, Inc. (Cotiviti)        2.1
Golden Nugget, Inc. (Fertitta Entertainment
   LLC)                                       2.0
                                           -------
     Total                                   24.5%
                                           =======

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA
      (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 FEBRUARY 25, 2013 - APRIL 30, 2022

            First Trust Tactical        ICE BofA US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012
10/31/18           12,948                     13,155
4/30/19            13,650                     13,885
10/31/19           13,970                     14,250
4/30/20            13,284                     13,153
10/31/20           14,378                     14,597
4/30/21            15,267                     15,784
10/31/21           15,421                     16,164
4/30/22            14,565                     14,999


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 17 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2022, the First
Trust Leveraged Finance Team managed or supervised approximately $7.4 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

                                                                          Page 5


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO
                                                    BEGINNING            ENDING        BASED ON THE        EXPENSES PAID
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                 NOVEMBER 1, 2021    APRIL 30, 2022       PERIOD        SIX-MONTH PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00          $  944.50           1.20%               $5.79
Hypothetical (5% return before expenses)            $1,000.00          $1,018.84           1.20%               $6.01


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 81.0%

                  AEROSPACE & DEFENSE -- 0.7%
$        342,000  Booz Allen Hamilton, Inc. (a)...................................      3.88%        09/01/28    $       315,480
       3,802,000  Science Applications International Corp. (a)....................      4.88%        04/01/28          3,640,700
       1,333,000  Spirit AeroSystems, Inc. (a)....................................      5.50%        01/15/25          1,330,987
       3,000,000  Spirit AeroSystems, Inc. (a)....................................      7.50%        04/15/25          3,048,285
       1,500,000  TransDigm, Inc. (a).............................................      8.00%        12/15/25          1,560,938
       3,412,000  TransDigm, Inc. (a).............................................      6.25%        03/15/26          3,403,009
                                                                                                                 ---------------
                                                                                                                      13,299,399
                                                                                                                 ---------------
                  AGRICULTURAL PRODUCTS -- 0.0%
         500,000  Lamb Weston Holdings, Inc. (a)..................................      4.88%        05/15/28            487,000
                                                                                                                 ---------------
                  AIRLINES -- 0.3%
       5,469,000  Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
                     Assets Ltd. (a)..............................................      6.50%        06/20/27          5,584,451
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.5%
         777,000  Level 3 Financing, Inc..........................................      5.38%        05/01/25            771,219
       2,000,000  Level 3 Financing, Inc..........................................      5.25%        03/15/26          1,947,550
       3,000,000  Level 3 Financing, Inc. (a).....................................      4.63%        09/15/27          2,701,815
       2,000,000  Level 3 Financing, Inc. (a).....................................      4.25%        07/01/28          1,693,320
       2,000,000  Level 3 Financing, Inc. (a).....................................      3.63%        01/15/29          1,627,860
                                                                                                                 ---------------
                                                                                                                       8,741,764
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.6%
      10,080,000  Nordstrom, Inc. (b).............................................      4.00%        03/15/27          9,354,013
       2,854,000  Nordstrom, Inc..................................................      4.38%        04/01/30          2,487,575
                                                                                                                 ---------------
                                                                                                                      11,841,588
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 1.7%
      12,000,000  Condor Merger Sub, Inc. (a).....................................      7.38%        02/15/30         10,750,260
       1,362,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a) (b).......      5.25%        12/01/27          1,349,022
      11,510,000  LogMeIn, Inc. (a) (b)...........................................      5.50%        09/01/27         10,085,695
       5,685,000  Open Text Holdings, Inc. (a)....................................      4.13%        02/15/30          5,053,453
       5,216,000  Ziff Davis, Inc. (a) (b)........................................      4.63%        10/15/30          4,659,688
                                                                                                                 ---------------
                                                                                                                      31,898,118
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.1%
       2,000,000  Real Hero Merger Sub 2, Inc. (a)................................      6.25%        02/01/29          1,624,520
                                                                                                                 ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.7%
       7,957,000  Ford Motor Co. (b)..............................................      9.63%        04/22/30          9,737,936
       2,000,000  Ford Motor Credit Co. LLC.......................................      3.66%        09/08/24          1,937,610
         500,000  Ford Motor Credit Co. LLC.......................................      5.13%        06/16/25            499,325
         667,000  Penske Automotive Group, Inc....................................      3.50%        09/01/25            644,519
                                                                                                                 ---------------
                                                                                                                      12,819,390
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.4%
         167,000  Group 1 Automotive, Inc. (a)....................................      4.00%        08/15/28            150,486
       5,339,000  IAA, Inc. (a)...................................................      5.50%        06/15/27          5,225,039
         250,000  Lithia Motors, Inc. (a).........................................      3.88%        06/01/29            226,076
       1,351,000  Lithia Motors, Inc. (a).........................................      4.38%        01/15/31          1,241,630
         100,000  Sonic Automotive, Inc. (a)......................................      4.63%        11/15/29             86,178
         100,000  Sonic Automotive, Inc. (a)......................................      4.88%        11/15/31             85,494
                                                                                                                 ---------------
                                                                                                                       7,014,903
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BROADCASTING -- 10.5%
$     15,031,000  Cumulus Media New Holdings, Inc. (a) (b)........................      6.75%        07/01/26    $    14,977,114
       6,330,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      5.38%        08/15/26          2,318,299
      21,673,000  Diamond Sports Group LLC / Diamond Sports Finance
                     Co. (a) (b)..................................................      6.63%        08/15/27          4,551,330
      28,294,000  Gray Television, Inc. (a) (b)...................................      5.88%        07/15/26         28,507,054
      12,429,000  Gray Television, Inc. (a).......................................      7.00%        05/15/27         12,863,891
       3,591,000  Gray Television, Inc. (a).......................................      4.75%        10/15/30          3,108,136
      28,201,000  iHeartCommunications, Inc. (b)..................................      8.38%        05/01/27         27,968,060
      11,927,000  iHeartCommunications, Inc. (a) (b)..............................      5.25%        08/15/27         11,167,966
      34,528,000  Nexstar Media, Inc. (a) (b).....................................      5.63%        07/15/27         33,637,178
      13,255,000  Nexstar Media, Inc. (a) (b).....................................      4.75%        11/01/28         12,046,608
       1,389,000  Scripps Escrow II, Inc. (a).....................................      3.88%        01/15/29          1,236,439
       8,355,000  Scripps Escrow, Inc. (a) (b)....................................      5.88%        07/15/27          7,990,304
      15,319,000  Sinclair Television Group, Inc. (a).............................      5.13%        02/15/27         13,440,737
       5,000,000  Sinclair Television Group, Inc. (a).............................      5.50%        03/01/30          4,093,850
       1,000,000  Sinclair Television Group, Inc. (a).............................      4.13%        12/01/30            830,675
         857,000  Sirius XM Radio, Inc. (a).......................................      5.50%        07/01/29            825,038
       2,000,000  Sirius XM Radio, Inc. (a).......................................      4.13%        07/01/30          1,758,750
         337,000  TEGNA, Inc. (a).................................................      4.75%        03/15/26            334,437
       9,676,000  Univision Communications, Inc. (a) (b)..........................      5.13%        02/15/25          9,519,249
       4,500,000  Univision Communications, Inc. (a)..............................      9.50%        05/01/25          4,720,995
       6,972,000  Univision Communications, Inc. (a) (b)..........................      6.63%        06/01/27          6,998,075
                                                                                                                 ---------------
                                                                                                                     202,894,185
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.4%
       1,000,000  American Builders & Contractors Supply Co., Inc. (a)............      4.00%        01/15/28            933,910
         500,000  American Builders & Contractors Supply Co., Inc. (a)............      3.88%        11/15/29            442,412
         100,000  Beacon Roofing Supply, Inc. (a).................................      4.13%        05/15/29             87,828
         100,000  Builders FirstSource, Inc. (a)..................................      4.25%        02/01/32             85,525
       1,392,000  Standard Industries, Inc. (a)...................................      5.00%        02/15/27          1,320,556
       2,492,000  Standard Industries, Inc. (a)...................................      4.38%        07/15/30          2,080,820
       1,000,000  Standard Industries, Inc. (a)...................................      3.38%        01/15/31            800,085
       1,426,000  Standard Industries, Inc. (a)...................................      4.75%        01/15/28          1,313,945
       1,000,000  TopBuild Corp. (a)..............................................      3.63%        03/15/29            872,630
                                                                                                                 ---------------
                                                                                                                       7,937,711
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 6.5%
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%        05/01/26          1,003,805
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%        05/01/27          2,760,736
       9,738,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.00%        02/01/28          9,288,396
      23,466,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.38%        06/01/29         22,265,010
      20,653,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.75%        03/01/30         18,419,998
       8,356,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.50%        08/15/30          7,304,439
       2,600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.25%        02/01/31          2,196,220
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp....................      4.50%        05/01/32            849,170
         819,000  CSC Holdings LLC (a)............................................      5.50%        04/15/27            791,572
       1,800,000  CSC Holdings LLC (a)............................................      5.38%        02/01/28          1,656,000
      11,819,000  CSC Holdings LLC (a)............................................      7.50%        04/01/28         10,913,960
      40,608,000  CSC Holdings LLC (a) (b)........................................      5.75%        01/15/30         33,470,941
       4,167,000  CSC Holdings LLC (a)............................................      4.63%        12/01/30          3,195,131
       2,000,000  CSC Holdings LLC (a)............................................      4.50%        11/15/31          1,659,105
       1,000,000  CSC Holdings LLC (a)............................................      5.00%        11/15/31            774,750
         357,000  DIRECTV Financing LLC / DIRECTV Financing Co., Inc. (a).........      5.88%        08/15/27            336,696


Page 8                  See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  CABLE & SATELLITE (CONTINUED)
$      2,851,000  Radiate Holdco LLC / Radiate Finance, Inc. (a)..................      4.50%        09/15/26    $     2,629,534
       6,216,000  Radiate Holdco LLC / Radiate Finance, Inc. (a)..................      6.50%        09/15/28          5,434,400
                                                                                                                 ---------------
                                                                                                                     124,949,863
                                                                                                                 ---------------
                  CASINOS & GAMING -- 4.6%
         446,000  Boyd Gaming Corp. (a)...........................................      8.63%        06/01/25            466,072
         500,000  Boyd Gaming Corp................................................      4.75%        12/01/27            473,160
       6,062,000  Boyd Gaming Corp. (a)...........................................      4.75%        06/15/31          5,491,566
      15,340,000  Caesars Entertainment, Inc. (a) (b).............................      6.25%        07/01/25         15,526,381
      12,801,000  Caesars Entertainment, Inc. (a) (b).............................      8.13%        07/01/27         13,392,278
       8,662,000  Caesars Entertainment, Inc. (a).................................      4.63%        10/15/29          7,437,497
       4,229,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a).............      5.75%        07/01/25          4,323,497
         179,000  CDI Escrow Issuer, Inc. (a).....................................      5.75%        04/01/30            172,786
      29,783,000  Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
                     Inc. (a).....................................................      6.75%        01/15/30         25,810,990
         100,000  MGM Growth Properties Operating Partnership L.P. / MGP
                     Finance Co-Issuer, Inc. (a)..................................      3.88%        02/15/29             94,955
         430,000  MGM Resorts International.......................................      6.75%        05/01/25            440,720
       2,440,000  MGM Resorts International.......................................      5.75%        06/15/25          2,426,434
         716,000  Scientific Games Holdings LP / Scientific Games US FinCo,
                     Inc..........................................................      6.63%        03/01/30            681,174
       1,250,000  Scientific Games International, Inc. (a)........................      8.63%        07/01/25          1,311,031
       3,903,000  Station Casinos LLC (a).........................................      4.50%        02/15/28          3,548,217
       8,165,000  Station Casinos LLC (a).........................................      4.63%        12/01/31          6,854,354
                                                                                                                 ---------------
                                                                                                                      88,451,112
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 1.2%
      26,334,000  CommScope Technologies LLC (a) (b)..............................      6.00%        06/15/25         22,943,497
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.7%
       1,500,000  Arcosa, Inc. (a)................................................      4.38%        04/15/29          1,370,542
         500,000  Atkore, Inc. (a)................................................      4.25%        06/01/31            443,273
      13,490,000  Pike Corp. (a) (b)..............................................      5.50%        09/01/28         12,395,894
                                                                                                                 ---------------
                                                                                                                      14,209,709
                                                                                                                 ---------------
                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.3%
       5,565,000  Clark Equipment Co. (a).........................................      5.88%        06/01/25          5,647,279
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.4%
         176,000  GYP Holdings III Corp. (a)......................................      4.63%        05/01/29            156,200
       4,282,000  New Enterprise Stone & Lime Co., Inc. (a).......................      5.25%        07/15/28          3,919,443
       3,623,000  Summit Materials LLC / Summit Materials Finance Corp. (a).......      5.25%        01/15/29          3,403,229
                                                                                                                 ---------------
                                                                                                                       7,478,872
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.3%
         486,000  Black Knight InfoServ LLC (a)...................................      3.63%        09/01/28            451,360
       3,000,000  FirstCash, Inc. (a).............................................      4.63%        09/01/28          2,733,885
       1,586,000  FirstCash, Inc. (a).............................................      5.63%        01/01/30          1,477,740
       2,144,000  PROG Holdings, Inc. (a).........................................      6.00%        11/15/29          1,897,386
                                                                                                                 ---------------
                                                                                                                       6,560,371
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.0%
         500,000  Block, Inc. (a).................................................      2.75%        06/01/26            456,575
         250,000  Block, Inc. (a).................................................      3.50%        06/01/31            209,775
                                                                                                                 ---------------
                                                                                                                         666,350
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
$      1,000,000  Ritchie Bros Holdings, Inc. (a).................................      4.75%        12/15/31    $     1,001,540
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 2.2%
      19,077,000  PG&E Corp. (b)..................................................      5.00%        07/01/28         17,552,939
      13,327,000  PG&E Corp. (b)..................................................      5.25%        07/01/30         12,177,546
       5,000,000  Vistra Operations Co. LLC (a)...................................      5.63%        02/15/27          4,930,875
       3,189,000  Vistra Operations Co. LLC (a)...................................      5.00%        07/31/27          3,041,349
       5,000,000  Vistra Operations Co. LLC (a)...................................      4.38%        05/01/29          4,543,700
                                                                                                                 ---------------
                                                                                                                      42,246,409
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         667,000  Sensata Technologies, Inc. (a)..................................      3.75%        02/15/31            565,046
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.7%
       6,495,000  Allied Universal Holdco LLC / Allied Universal Finance
                     Corp. (a)....................................................      9.75%        07/15/27          6,312,685
       8,342,000  Allied Universal Holdco LLC / Allied Universal Finance
                     Corp. (a) (b)................................................      6.00%        06/01/29          6,850,993
         500,000  Stericycle, Inc. (a)............................................      3.88%        01/15/29            441,590
                                                                                                                 ---------------
                                                                                                                      13,605,268
                                                                                                                 ---------------
                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
         250,000  Scotts Miracle-Gro (The) Co.....................................      4.50%        10/15/29            219,822
       1,000,000  Scotts Miracle-Gro (The) Co.....................................      4.00%        04/01/31            824,405
                                                                                                                 ---------------
                                                                                                                       1,044,227
                                                                                                                 ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.0%
         750,000  MSCI, Inc. (a)..................................................      4.00%        11/15/29            691,800
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.3%
       3,488,000  US Foods, Inc. (a)..............................................      6.25%        04/15/25          3,588,280
       1,397,000  US Foods, Inc. (a)..............................................      4.75%        02/15/29          1,292,421
                                                                                                                 ---------------
                                                                                                                       4,880,701
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.5%
       1,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. /
                     Albertsons LLC (a)...........................................      7.50%        03/15/26          1,052,350
       3,700,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. /
                     Albertsons LLC (a)...........................................      4.63%        01/15/27          3,469,601
       3,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. /
                     Albertsons LLC (a)...........................................      5.88%        02/15/28          2,919,180
       2,210,000  Safeway, Inc....................................................      7.25%        02/01/31          2,311,980
                                                                                                                 ---------------
                                                                                                                       9,753,111
                                                                                                                 ---------------
                  HEALTH CARE DISTRIBUTORS -- 0.6%
       1,421,000  AdaptHealth LLC (a).............................................      6.13%        08/01/28          1,344,756
       3,000,000  AdaptHealth LLC (a).............................................      4.63%        08/01/29          2,546,340
       7,533,000  AdaptHealth LLC (a) (b).........................................      5.13%        03/01/30          6,487,457
         691,000  RP Escrow Issuer LLC (a)........................................      5.25%        12/15/25            643,584
                                                                                                                 ---------------
                                                                                                                      11,022,137
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.1%
       1,435,000  Embecta Corp. (a)...............................................      5.00%        02/15/30          1,297,541
         300,000  Teleflex, Inc. (a)..............................................      4.25%        06/01/28            283,188
                                                                                                                 ---------------
                                                                                                                       1,580,729
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE FACILITIES -- 5.1%
$      1,000,000  Acadia Healthcare Co., Inc. (a).................................      5.50%        07/01/28    $       975,300
       1,290,000  Acadia Healthcare Co., Inc. (a).................................      5.00%        04/15/29          1,224,094
       3,652,000  CHS/Community Health Systems, Inc. (a)..........................      5.25%        05/15/30          3,207,643
       2,284,000  Encompass Health Corp...........................................      5.75%        09/15/25          2,327,031
       1,300,000  Encompass Health Corp...........................................      4.50%        02/01/28          1,204,079
       6,080,000  Encompass Health Corp...........................................      4.75%        02/01/30          5,502,856
         500,000  Encompass Health Corp...........................................      4.63%        04/01/31            441,970
      28,017,000  Select Medical Corp. (a) (b)....................................      6.25%        08/15/26         27,852,540
       1,168,000  Tenet Healthcare Corp. (a)......................................      4.63%        09/01/24          1,159,304
       7,492,000  Tenet Healthcare Corp. (a)......................................      4.88%        01/01/26          7,301,478
       9,689,000  Tenet Healthcare Corp. (a) (b)..................................      5.13%        11/01/27          9,419,646
       4,850,000  Tenet Healthcare Corp. (a)......................................      4.63%        06/15/28          4,578,570
      33,935,000  Tenet Healthcare Corp. (a) (b)..................................      6.13%        10/01/28         32,624,770
                                                                                                                 ---------------
                                                                                                                      97,819,281
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 4.4%
      23,318,000  DaVita, Inc. (a) (b)............................................      4.63%        06/01/30         20,327,816
         250,000  DaVita, Inc. (a)................................................      3.75%        02/15/31            204,235
      26,355,000  Global Medical Response, Inc. (a) (b)...........................      6.50%        10/01/25         25,566,195
       5,022,000  MEDNAX, Inc. (a)................................................      5.38%        02/15/30          4,687,660
      23,290,000  Minerva Merger Sub, Inc. (a)....................................      6.50%        02/15/30         21,470,469
         718,000  ModivCare Escrow Issuer, Inc. (a)...............................      5.00%        10/01/29            629,158
       1,951,000  ModivCare, Inc. (a).............................................      5.88%        11/15/25          1,914,341
         100,000  Service Corp. International.....................................      3.38%        08/15/30             86,162
       1,022,000  Team Health Holdings, Inc. (a)..................................      6.38%        02/01/25            872,533
      11,462,000  US Renal Care, Inc. (a) (b).....................................     10.63%        07/15/27          9,911,994
                                                                                                                 ---------------
                                                                                                                      85,670,563
                                                                                                                 ---------------
                  HEALTH CARE SUPPLIES -- 1.7%
         200,000  180 Medical, Inc. (a)...........................................      3.88%        10/15/29            178,281
      35,501,000  Mozart Debt Merger Sub, Inc. (a) (b)............................      5.25%        10/01/29         30,944,092
         770,000  Owens & Minor, Inc. (a).........................................      4.50%        03/31/29            693,695
                                                                                                                 ---------------
                                                                                                                      31,816,068
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 3.3%
      36,063,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (a) (b).................................................      5.75%        03/01/25         36,018,462
       4,503,000  HealthEquity, Inc. (a)..........................................      4.50%        10/01/29          4,120,245
      22,267,000  Verscend Escrow Corp. (a) (b)...................................      9.75%        08/15/26         22,961,953
                                                                                                                 ---------------
                                                                                                                      63,100,660
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.5%
         706,000  Boyne USA, Inc. (a).............................................      4.75%        05/15/29            655,786
       1,100,000  Hilton Domestic Operating Co., Inc. (a).........................      5.38%        05/01/25          1,125,091
       4,898,000  Midwest Gaming Borrower LLC / Midwest Gaming Finance
                     Corp. (a)....................................................      4.88%        05/01/29          4,304,191
       1,100,000  Vail Resorts, Inc. (a)..........................................      6.25%        05/15/25          1,126,191
         711,000  Wyndham Hotels & Resorts, Inc. (a)..............................      4.38%        08/15/28            663,733
       1,425,000  XHR L.P. (a)....................................................      4.88%        06/01/29          1,314,284
                                                                                                                 ---------------
                                                                                                                       9,189,276
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS -- 0.2%
         200,000  Central Garden & Pet Co.........................................      4.13%        10/15/30            173,200
       2,154,000  Energizer Holdings, Inc. (a)....................................      6.50%        12/31/27          2,070,856


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HOUSEHOLD PRODUCTS (CONTINUED)
$      1,350,000  Energizer Holdings, Inc. (a)....................................      4.38%        03/31/29    $     1,123,875
                                                                                                                 ---------------
                                                                                                                       3,367,931
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.2%
       3,000,000  Tempo Acquisition LLC / Tempo Acquisition Finance
                     Corp. (a)....................................................      5.75%        06/01/25          3,034,035
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
      13,427,000  Calpine Corp. (a) (b)...........................................      5.13%        03/15/28         12,193,931
         667,000  Calpine Corp. (a)...............................................      4.63%        02/01/29            582,848
         167,000  Calpine Corp. (a)...............................................      5.00%        02/01/31            142,621
                                                                                                                 ---------------
                                                                                                                      12,919,400
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.5%
       5,573,000  Gates Global LLC / Gates Corp. (a)..............................      6.25%        01/15/26          5,500,467
         250,000  Roller Bearing Co. of America, Inc. (a).........................      4.38%        10/15/29            225,863
       4,667,000  TK Elevator US Newco, Inc. (a)..................................      5.25%        07/15/27          4,378,159
                                                                                                                 ---------------
                                                                                                                      10,104,489
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 10.6%
      38,556,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a) (b)............................................      6.75%        10/15/27         36,503,664
       1,790,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a)................................................      5.88%        11/01/29          1,671,529
      49,948,000  AmWINS Group, Inc. (a) (b)......................................      4.88%        06/30/29         45,790,578
      25,001,000  AssuredPartners, Inc. (a) (b)...................................      7.00%        08/15/25         24,690,988
      34,582,000  AssuredPartners, Inc. (a) (b)...................................      5.63%        01/15/29         30,456,713
       8,120,000  BroadStreet Partners, Inc. (a) (b)..............................      5.88%        04/15/29          7,054,656
       2,996,000  GTCR AP Finance, Inc. (a).......................................      8.00%        05/15/27          2,988,720
      42,671,000  HUB International Ltd. (a) (b)..................................      7.00%        05/01/26         42,283,974
      14,730,000  HUB International Ltd. (a)......................................      5.63%        12/01/29         13,533,040
                                                                                                                 ---------------
                                                                                                                     204,973,862
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.9%
         500,000  Ciena Corp. (a).................................................      4.00%        01/31/30            456,635
       1,930,000  Frontier Communications Holdings LLC (a)........................      5.88%        10/15/27          1,851,276
       4,890,000  Frontier Communications Holdings LLC (a)........................      5.00%        05/01/28          4,470,927
      24,717,000  Frontier Communications Holdings LLC (a) (b)....................      6.75%        05/01/29         22,302,767
       1,429,000  Frontier Communications Holdings LLC (a)........................      6.00%        01/15/30          1,244,223
       3,804,000  Zayo Group Holdings, Inc. (a)...................................      4.00%        03/01/27          3,316,042
      25,891,000  Zayo Group Holdings, Inc. (a) (b)...............................      6.13%        03/01/28         21,717,759
                                                                                                                 ---------------
                                                                                                                      55,359,629
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.2%
       4,601,000  Playtika Holding Corp. (a)......................................      4.25%        03/15/29          4,151,574
                                                                                                                 ---------------
                  INTERACTIVE MEDIA & SERVICES -- 0.0%
         500,000  Match Group Holdings II LLC (a).................................      4.63%        06/01/28            466,805
                                                                                                                 ---------------
                  INTERNET & DIRECT MARKETING RETAIL -- 1.0%
      20,909,000  Cars.com, Inc. (a) (b)..........................................      6.38%        11/01/28         19,704,328
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.5%
       4,071,000  CDK Global, Inc. (b)............................................      4.88%        06/01/27          4,096,159
       4,448,000  CDK Global, Inc. (a)............................................      5.25%        05/15/29          4,487,810
         250,000  Gartner, Inc. (a)...............................................      4.50%        07/01/28            239,950
         250,000  Gartner, Inc. (a)...............................................      3.75%        10/01/30            223,331
                                                                                                                 ---------------
                                                                                                                       9,047,250
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  LEISURE FACILITIES -- 0.2%
$        250,000  Cedar Fair L.P..................................................      5.25%        07/15/29    $       236,927
       1,850,000  Cedar Fair L.P. / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op.............................      5.38%        04/15/27          1,801,373
         717,000  SeaWorld Parks & Entertainment, Inc. (a)........................      5.25%        08/15/29            653,338
       1,000,000  Six Flags Entertainment Corp. (a)...............................      5.50%        04/15/27            973,745
       1,000,000  Six Flags Theme Parks, Inc. (a).................................      7.00%        07/01/25          1,040,065
                                                                                                                 ---------------
                                                                                                                       4,705,448
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.0%
       2,000,000  Centene Corp....................................................      4.25%        12/15/27          1,934,680
       1,000,000  Molina Healthcare, Inc. (a).....................................      4.38%        06/15/28            936,075
         100,000  Molina Healthcare, Inc. (a).....................................      3.88%        11/15/30             90,349
       7,168,000  MPH Acquisition Holdings LLC (a) (b)............................      5.50%        09/01/28          6,651,474
      32,472,000  MPH Acquisition Holdings LLC (a) (b)............................      5.75%        11/01/28         28,273,874
                                                                                                                 ---------------
                                                                                                                      37,886,452
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.8%
       1,000,000  Ball Corp.......................................................      2.88%        08/15/30            842,490
       3,864,000  Berry Global, Inc. (a)..........................................      4.50%        02/15/26          3,805,828
       1,325,000  Owens-Brockway Glass Container, Inc. (a)........................      5.88%        08/15/23          1,343,331
       6,550,000  Owens-Brockway Glass Container, Inc. (a) (b)....................      6.38%        08/15/25          6,543,090
         512,000  Owens-Brockway Glass Container, Inc. (a)........................      6.63%        05/13/27            504,998
       2,200,000  Silgan Holdings, Inc............................................      4.13%        02/01/28          2,054,822
       1,000,000  TriMas Corp. (a)................................................      4.13%        04/15/29            896,330
                                                                                                                 ---------------
                                                                                                                      15,990,889
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.6%
       5,494,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26          5,432,303
         523,000  Live Nation Entertainment, Inc. (a).............................      6.50%        05/15/27            539,286
       5,895,000  Live Nation Entertainment, Inc. (a).............................      4.75%        10/15/27          5,545,721
       1,000,000  WMG Acquisition Corp. (a).......................................      3.00%        02/15/31            834,105
                                                                                                                 ---------------
                                                                                                                      12,351,415
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
         175,000  Chesapeake Energy Corp. (a).....................................      5.50%        02/01/26            173,722
         100,000  Chesapeake Energy Corp. (a).....................................      5.88%        02/01/29             98,999
                                                                                                                 ---------------
                                                                                                                         272,721
                                                                                                                 ---------------
                  OIL & GAS REFINING & MARKETING -- 0.0%
         415,000  Murphy Oil USA, Inc.............................................      5.63%        05/01/27            409,821
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.5%
       2,190,000  B&G Foods, Inc..................................................      5.25%        04/01/25          2,088,631
         750,000  Performance Food Group, Inc. (a)................................      5.50%        10/15/27            727,414
       2,116,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          2,089,233
       4,434,000  Post Holdings, Inc. (a).........................................      5.63%        01/15/28          4,199,552
                                                                                                                 ---------------
                                                                                                                       9,104,830
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.9%
      30,696,000  Graham Packaging Co., Inc. (a) (b)..............................      7.13%        08/15/28         27,722,171
       2,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/15/28          1,803,290
       1,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/01/29            885,770
       4,962,000  Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
                     Issuer LLC / Reynolds Gro (a)................................      4.00%        10/15/27          4,336,317
         376,000  Sealed Air Corp. (a)............................................      5.50%        09/15/25            384,930


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  PAPER PACKAGING (CONTINUED)
$      1,434,000  Sealed Air Corp. (a)............................................      5.00%        04/15/29    $     1,425,152
                                                                                                                 ---------------
                                                                                                                      36,557,630
                                                                                                                 ---------------
                  PERSONAL PRODUCTS -- 0.0%
         250,000  Prestige Brands, Inc. (a).......................................      5.13%        01/15/28            237,804
         750,000  Prestige Brands, Inc. (a).......................................      3.75%        04/01/31            636,926
                                                                                                                 ---------------
                                                                                                                         874,730
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.3%
       2,652,000  Bausch Health Americas, Inc. (a)................................      9.25%        04/01/26          2,635,690
       8,046,000  Bausch Health Americas, Inc. (a)................................      8.50%        01/31/27          7,615,459
         500,000  Catalent Pharma Solutions, Inc. (a).............................      5.00%        07/15/27            485,030
         250,000  Catalent Pharma Solutions, Inc. (a).............................      3.13%        02/15/29            217,265
         950,000  Charles River Laboratories International, Inc. (a)..............      4.25%        05/01/28            908,214
       1,000,000  Charles River Laboratories International, Inc. (a)..............      3.75%        03/15/29            906,450
       1,000,000  Charles River Laboratories International, Inc. (a)..............      4.00%        03/15/31            894,329
       1,333,000  Emergent BioSolutions, Inc. (a).................................      3.88%        08/15/28          1,133,723
      14,914,000  Horizon Therapeutics USA, Inc. (a) (b)..........................      5.50%        08/01/27         14,932,121
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            796,968
       1,278,000  IQVIA, Inc. (a).................................................      5.00%        05/15/27          1,267,757
       2,804,000  Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (a).........      5.13%        04/30/31          2,538,027
      10,000,000  Par Pharmaceutical, Inc. (a) (b)................................      7.50%        04/01/27          9,135,600
                                                                                                                 ---------------
                                                                                                                      43,466,633
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         290,000  Tri Pointe Homes, Inc...........................................      5.25%        06/01/27            280,560
         500,000  Tri Pointe Homes, Inc...........................................      5.70%        06/15/28            480,060
                                                                                                                 ---------------
                                                                                                                         760,620
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 1.2%
       5,832,000  Clarivate Science Holdings Corp. (a)............................      4.88%        07/01/29          5,146,828
      12,324,000  CoreLogic, Inc. (a) (b).........................................      4.50%        05/01/28         10,936,687
       4,254,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.63%        10/01/28          4,128,358
       2,666,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.88%        10/01/30          2,570,637
                                                                                                                 ---------------
                                                                                                                      22,782,510
                                                                                                                 ---------------
                  RESTAURANTS -- 0.5%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            660,355
       9,310,000  IRB Holding Corp. (a) (b).......................................      7.00%        06/15/25          9,542,564
                                                                                                                 ---------------
                                                                                                                      10,202,919
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
       1,200,000  Brink's (The) Co. (a)...........................................      5.50%        07/15/25          1,205,160
       2,061,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27          1,955,374
                                                                                                                 ---------------
                                                                                                                       3,160,534
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.1%
       1,550,000  Qorvo, Inc......................................................      4.38%        10/15/29          1,442,089
       1,000,000  Qorvo, Inc. (a).................................................      3.38%        04/01/31            839,130
                                                                                                                 ---------------
                                                                                                                       2,281,219
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.3%
       4,000,000  Aramark Services, Inc. (a)......................................      6.38%        05/01/25          4,079,220
       1,055,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28            983,714
         775,000  Carriage Services, Inc. (a).....................................      4.25%        05/15/29            675,288
                                                                                                                 ---------------
                                                                                                                       5,738,222
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  SPECIALIZED FINANCE -- 0.2%
$      3,552,000  Park Intermediate Holdings LLC / PK Domestic Property LLC /
                     PK Finance Co-Issuer (a).....................................      4.88%        05/15/29    $     3,257,951
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.3%
       4,820,000  Avantor Funding, Inc. (a).......................................      4.63%        07/15/28          4,592,159
         500,000  Axalta Coating Systems LLC (a)..................................      3.38%        02/15/29            433,315
         250,000  HB Fuller Co....................................................      4.25%        10/15/28            224,087
                                                                                                                 ---------------
                                                                                                                       5,249,561
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.0%
         350,000  PetSmart, Inc. / PetSmart Finance Corp. (a).....................      4.75%        02/15/28            326,751
         350,000  PetSmart, Inc. / PetSmart Finance Corp. (a).....................      7.75%        02/15/29            348,640
                                                                                                                 ---------------
                                                                                                                         675,391
                                                                                                                 ---------------
                  STEEL -- 0.0%
         350,000  United States Steel Corp........................................      6.88%        03/01/29            356,568
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 2.1%
       8,407,000  Boxer Parent Co., Inc. (a) (b)..................................      9.13%        03/01/26          8,521,293
       2,500,000  Crowdstrike Holdings, Inc.......................................      3.00%        02/15/29          2,222,500
         250,000  PTC, Inc. (a)...................................................      3.63%        02/15/25            242,506
      29,450,000  SS&C Technologies, Inc. (a) (b).................................      5.50%        09/30/27         28,898,402
                                                                                                                 ---------------
                                                                                                                      39,884,701
                                                                                                                 ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.1%
       1,000,000  CDW LLC / CDW Finance Corp......................................      4.25%        04/01/28            937,360
         750,000  CDW LLC / CDW Finance Corp......................................      3.25%        02/15/29            661,027
                                                                                                                 ---------------
                                                                                                                       1,598,387
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.0%
         667,000  Xerox Holdings Corp. (a)........................................      5.00%        08/15/25            639,653
                                                                                                                 ---------------
                  TIRES & RUBBER -- 0.1%
       2,845,000  Goodyear Tire & Rubber (The) Co.................................      5.25%        07/15/31          2,457,824
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.6%
       2,715,000  SRS Distribution, Inc. (a)......................................      6.13%        07/01/29          2,399,354
       9,816,000  SRS Distribution, Inc. (a) (b)..................................      6.00%        12/01/29          8,625,221
         257,000  United Rentals North America, Inc...............................      5.50%        05/15/27            261,792
                                                                                                                 ---------------
                                                                                                                      11,286,367
                                                                                                                 ---------------
                  TRUCKING -- 0.7%
       6,481,000  Hertz (The) Corp. (a)...........................................      4.63%        12/01/26          5,916,213
       7,994,000  Hertz (The) Corp. (a)...........................................      5.00%        12/01/29          6,985,077
       1,064,000  XPO Logistics, Inc. (a).........................................      6.25%        05/01/25          1,089,228
                                                                                                                 ---------------
                                                                                                                      13,990,518
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
         500,000  SBA Communications Corp.........................................      3.88%        02/15/27            475,100
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................    1,558,584,815
                  (Cost $1,683,288,705)                                                                          ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 13.3%

                  APPLICATION SOFTWARE -- 0.3%
       4,318,000  ION Trading Technologies S.A.R.L. (a)...........................      5.75%        05/15/28          4,048,384
       2,336,000  Open Text Corp. (a).............................................      3.88%        02/15/28          2,131,340
                                                                                                                 ---------------
                                                                                                                       6,179,724
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  AUTO PARTS & EQUIPMENT -- 0.2%
$      4,432,000  Clarios Global L.P. / Clarios US Finance Co. (a)................      8.50%        05/15/27    $     4,434,836
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.2%
      15,634,000  Cemex SAB de C.V. (a) (b).......................................      7.38%        06/05/27         16,476,438
       4,700,000  Cemex SAB de C.V. (a)...........................................      5.45%        11/19/29          4,519,050
       2,000,000  Cemex SAB de C.V. (a)...........................................      5.20%        09/17/30          1,887,780
       1,000,000  Masonite International Corp. (a)................................      5.38%        02/01/28            959,325
                                                                                                                 ---------------
                                                                                                                      23,842,593
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.0%
         250,000  Virgin Media Finance PLC (a)....................................      5.00%        07/15/30            217,825
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.2%
       3,000,000  International Game Technology PLC (a)...........................      4.13%        04/15/26          2,821,770
         500,000  International Game Technology PLC (a)...........................      5.25%        01/15/29            474,905
                                                                                                                 ---------------
                                                                                                                       3,296,675
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.6%
      15,159,000  Paysafe Finance PLC / Paysafe Holdings US Corp. (a) (b).........      4.00%        06/15/29         12,374,746
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%        01/15/25            953,710
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         500,000  Sensata Technologies B.V. (a)...................................      4.00%        04/15/29            446,350
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.7%
       1,743,000  Allied Universal Holdco LLC / Allied Universal Finance Corp. /
                     Atlas Luxco 4 S.A.R.L. (a)...................................      4.63%        06/01/28          1,544,577
       1,162,000  Allied Universal Holdco LLC / Allied Universal Finance Corp. /
                     Atlas Luxco 4 S.A.R.L. (a)...................................      4.63%        06/01/28          1,021,200
       1,027,000  GFL Environmental, Inc. (a).....................................      3.75%        08/01/25            974,351
         500,000  GFL Environmental, Inc. (a).....................................      5.13%        12/15/26            492,070
       7,430,000  GFL Environmental, Inc. (a) (b).................................      4.00%        08/01/28          6,548,431
       1,784,000  GFL Environmental, Inc. (a).....................................      4.75%        06/15/29          1,621,344
       1,000,000  GFL Environmental, Inc. (a).....................................      4.38%        08/15/29            888,420
                                                                                                                 ---------------
                                                                                                                      13,090,393
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.9%
       2,989,000  Altice France S.A. (a)..........................................      5.50%        01/15/28          2,637,673
         500,000  Altice France S.A. (a)..........................................      5.13%        07/15/29            424,105
      17,387,000  Altice France S.A. (a) (b)......................................      5.50%        10/15/29         14,842,152
                                                                                                                 ---------------
                                                                                                                      17,903,930
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.1%
       2,604,000  Grifols Escrow Issuer S.A. (a)..................................      4.75%        10/15/28          2,379,639
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.0%
         200,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a).....................................................      4.13%        08/15/26            185,203
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 7.2%
      49,183,000  Bausch Health Cos., Inc. (a) (b)................................      6.13%        04/15/25         49,398,176
         300,000  Bausch Health Cos., Inc. (a)....................................      9.00%        12/15/25            301,500
      11,786,000  Bausch Health Cos., Inc. (a)....................................      6.13%        02/01/27         11,337,307
       4,349,000  Bausch Health Cos., Inc. (a)....................................      5.00%        01/30/28          3,215,542
       1,815,000  Bausch Health Cos., Inc. (a)....................................      4.88%        06/01/28          1,612,555
       1,384,000  Bausch Health Cos., Inc. (a)....................................      5.00%        02/15/29            973,512
       3,818,000  Bausch Health Cos., Inc. (a)....................................      6.25%        02/15/29          2,782,864


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      3,000,000  Bausch Health Cos., Inc. (a)....................................      7.25%        05/30/29    $     2,268,795
       5,000,000  Bausch Health Cos., Inc. (a)....................................      5.25%        01/30/30          3,476,400
       1,730,000  Bausch Health Cos., Inc. (a)....................................      5.25%        02/15/31          1,204,556
         169,000  Cheplapharm Arzneimittel GmbH (a)...............................      5.50%        01/15/28            162,045
      16,083,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)..........      9.50%        07/31/27         12,652,657
      16,658,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)..........      6.00%        06/30/28          7,287,875
      10,000,000  Endo Luxembourg Finance Co. I S.A.R.L / Endo U.S.,
                     Inc. (a) (b).................................................      6.13%        04/01/29          8,760,550
         286,000  Jazz Securities DAC (a).........................................      4.38%        01/15/29            263,842
       1,000,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (c) (d)..............................................      5.63%        10/15/23            526,365
       1,750,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (c) (d)..............................................      5.50%        04/15/25            921,139
       8,470,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (d)..................................................     10.00%        04/15/25          8,883,886
      22,400,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (d)..................................................     10.00%        04/15/25         21,498,512
                                                                                                                 ---------------
                                                                                                                     137,528,078
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
       3,774,000  Camelot Finance S.A. (a)........................................      4.50%        11/01/26          3,552,428
                                                                                                                 ---------------
                  RESTAURANTS -- 0.7%
         431,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      4.38%        01/15/28            393,846
      16,243,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      4.00%        10/15/30         13,905,632
                                                                                                                 ---------------
                                                                                                                      14,299,478
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.1%
       1,000,000  Axalta Coating Systems LLC / Axalta Coating Systems Dutch
                     Holding B B.V. (a)...........................................      4.75%        06/15/27            951,275
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.8%
       6,779,000  VistaJet Malta Finance PLC / XO Management Holding,
                     Inc. (a).....................................................      7.88%        05/01/27          6,388,936
       9,742,000  VistaJet Malta Finance PLC / XO Management Holding,
                     Inc. (a).....................................................      6.38%        02/01/30          8,535,551
                                                                                                                 ---------------
                                                                                                                      14,924,487
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................      256,561,370
                  (Cost $283,584,776)                                                                            ---------------



   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (e)     MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

SENIOR FLOATING-RATE LOAN INTERESTS -- 32.0%
                  AEROSPACE & DEFENSE -- 0.4%
         536,060  Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), Term
                     Loan (Second Lien), 1 Mo. LIBOR + 5.75%, 0.50% Floor.........      6.51%        07/31/29            534,721
       6,861,970  Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................      4.51%        02/01/28          6,800,830
                                                                                                                 ---------------
                                                                                                                       7,335,551
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 11.6%
           2,657  Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.01%        07/30/27              2,638


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (e)     MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  APPLICATION SOFTWARE (CONTINUED)
$      3,000,000  Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 7.75%, 1.00% Floor.........................................      8.75%        07/30/28    $     3,054,390
         441,454  Flexera Software LLC, 2020 Term Loan B, 6 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        01/26/28            438,143
      21,449,016  Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      5.01%        10/01/27         21,355,284
      24,153,456  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                 Lboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +

                     4.00%, 0.75% Floor...........................................      4.76%        12/01/27         24,062,881
      14,236,506  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 6.25%, 0.75% Floor.........................................      7.01%        07/10/25         14,165,323
      19,885,011  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.75% Floor..................................................      4.26%        07/01/24         19,799,108
      21,193,080  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      4.75%        09/15/24         21,075,246
      24,295,853  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................      4.26%        09/13/24         24,125,783
      19,021,355  Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan
                     (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor..............      6.71%        02/23/29         18,778,833
       1,053,955  ION Trading Technologies, Term Loan B, 1 Mo. LIBOR + 4.75%,
                     0.00% Floor..................................................      5.51%        04/01/28          1,046,640
      16,767,346  LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 4.75%, 0.00% Floor.........................................      5.30%        08/31/27         16,086,257
       5,022,236  Micro Focus International (MA Financeco LLC), Term Loan B-4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        06/05/25          4,983,515
       8,944,728  RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR +
                     6.50%, 0.75% Floor...........................................      7.26%        04/22/29          8,976,392
      42,552,806  SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.51%        02/05/24         42,114,086
       4,061,120  Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.50% Floor...................................      4.76%        06/04/28          4,013,727
                                                                                                                 ---------------
                                                                                                                     224,078,246
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
       7,000,000  Edelman Financial Engines Center, LLC, Term Loan (Second
                     Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor......................      7.51%        07/20/26          6,839,000
                                                                                                                 ---------------
                  BROADCASTING -- 0.0%
         640,489  Diamond Sports Group, LLC, Priority Term Loan, 3 Mo. LIBOR
                     + 8.00%, 1.00% Floor.........................................      9.00%        05/25/26            649,994
                                                                                                                 ---------------
                  CASINOS & GAMING -- 1.2%
      23,070,098  Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term
                     Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor......................      4.70%        01/27/29         22,948,057
                                                                                                                 ---------------
                  EDUCATION SERVICES -- 0.0%
         357,709  Ascensus Holdings, Inc. (Mercury), Incremental Term Loan
                     (Second Lien), 1 Mo. LIBOR + 6.50%, 0.50% Floor..............      7.50%        08/02/29            352,343
                                                                                                                 ---------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
       7,496,753  Verifone Systems, Inc., Initial Term Loan, 3 Mo. LIBOR +
                     4.00%, 0.00% Floor...........................................      4.50%        08/20/25          7,351,541
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.9%
      18,551,308  Packers Holdings LLC (PSSI), Term Loan B, 6 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        03/15/28         18,194,195
                                                                                                                 ---------------


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (e)     MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE DISTRIBUTORS -- 0.2%
$      4,717,579  Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................  4.80% - 4.88%    07/09/25    $     4,637,993
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 5.4%
       4,975,279  AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.21%        06/20/26          4,875,773
       5,940,954  ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B-3,
                     1 Mo. LIBOR + 3.50%, 0.50% Floor.............................      4.26%        12/23/27          5,866,692
       2,088,649  Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                     Floor........................................................      4.51%        04/21/24          1,991,277
           6,084  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................      4.51%        09/30/28              6,040
       2,415,232  CHG Healthcare Services, Inc., Term Loan B, 6 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................      5.00%        09/30/28          2,397,674
       6,294,842  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.52%        03/01/28          6,037,823
       7,849,150  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B,
                     3 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.76%        03/01/28          7,528,669
         444,423  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C,
                     3 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.76%        03/01/28            426,277
      12,532,029  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      4.51%        10/10/25          7,613,207
         870,769  Help at Home (HAH Group Holding Co. LLC), Delayed Draw
                     Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor..................      6.00%        10/29/27            855,531
       6,915,860  Help at Home (HAH Group Holding Co. LLC), Initial Term
                     Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor.....................      6.00%        10/29/27          6,794,833
      16,429,090  Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.76%        11/30/27         16,326,408
       1,044,177  SCP Health (Onex TSG Intermediate Corp.), Initial Term Loan,
                     1 Mo. LIBOR + 4.75%, 0.75% Floor.............................      5.51%        02/28/28          1,030,937
       3,233,143  Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        08/31/26          3,200,359
      21,675,450  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        02/06/24         20,140,178
       3,573,126  U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term
                     Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor.....................      4.75%        09/30/28          3,527,569
      17,009,243  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.76%        06/28/26         15,010,657
                                                                                                                 ---------------
                                                                                                                     103,629,904
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 2.1%
       8,102,655  Ciox Health (Healthport/CT Technologies Intermediate Holdings,
                     Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.....      5.01%        12/16/25          8,007,692
         887,571  Clario (fka eResearch Technology, Inc.), Incremental Term
                     Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor.....................      5.50%        02/04/27            883,630
       2,261,209  Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.76%        10/23/26          2,256,981
       1,336,584  Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 3 Mo.
                     LIBOR + 3.75%, 0.75% Floor . ................................      4.99%        07/25/26          1,324,060
           3,375  Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor . ................................      4.51%        07/25/26              3,344
      28,125,605  Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.46%        08/27/25         28,002,696
                                                                                                                 ---------------
                                                                                                                      40,478,403
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (e)     MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INSURANCE BROKERS -- 0.4%
$         19,441  HUB International Ltd., New Term Loan B-3, 2 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.18%         4/25/25    $        19,325
       7,659,656  HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.35%         4/25/25          7,613,851
                                                                                                                 ---------------
                                                                                                                       7,633,176
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.6%
       8,425,895  Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.81%        05/01/28          8,271,448
       3,275,286  Numericable (Altice France S.A. or SFR), Term Loan B-13,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.51%        08/14/26          3,248,003
                                                                                                                 ---------------
                                                                                                                      11,519,451
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.3%
       4,975,000  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%,
                     0.50% Floor..................................................      4.75%        08/31/28          4,770,577
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.2%
       1,572,827  Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo.
                     LIBOR + 8.25%, 1.00% Floor...................................      9.25%        05/23/24          1,672,119
       2,889,938  Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed
                     Rate at 15.25% (g)...........................................     15.25%        05/23/24          3,340,594
      19,324,050  Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................      4.00%        02/28/25         14,708,501
       2,305,510  PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2,
                     1 Mo. LIBOR + 4.25%, 0.50% Floor.............................      4.75%        02/13/27          2,276,691
       1,417,155  PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................      4.26%        02/12/27          1,379,955
                                                                                                                 ---------------
                                                                                                                      23,377,860
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.8%
       2,228,196  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (h)..............................................      8.50%        09/30/25          2,217,056
       5,544,000  Endo LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75%
                     Floor........................................................      5.81%        03/27/28          5,129,586
      20,240,426  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 5.25%, 0.75% Floor (d).........................      6.25%        09/24/24         18,772,995
       1,163,800  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (d)...................      6.25%        02/24/25          1,077,678
      26,145,242  Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021
                     Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor..............      4.76%        10/02/26         25,888,496
       1,503,879  Padagis LLC, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50%
                     Floor........................................................      5.72%        07/06/28          1,500,119
                                                                                                                 ---------------
                                                                                                                      54,585,930
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.1%
       1,960,064  Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First
                     Lien), 3 Mo. LIBOR + 3.75%, 0.75% Floor......................      4.76%        08/10/25          1,939,248
                                                                                                                 ---------------
                  RESTAURANTS -- 0.1%
       1,892,363  Portillo's Holdings LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%,
                     1.00% Floor..................................................      6.50%        08/30/24          1,880,536
                                                                                                                 ---------------


Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (e)     MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SOFT DRINKS -- 0.1%
$      1,033,595  Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC),
                     Term Loan (Second Lien), 3 Mo. SOFR + 6.00%, 0.50% Floor.....      6.75%        01/24/30    $     1,025,843
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 2.1%
      31,741,493  Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................      6.01%        01/31/28         30,759,412
       9,717,375  Asurion LLC, Term Loan B-4 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................      6.01%        01/20/29          9,416,136
                                                                                                                 ---------------
                                                                                                                      40,175,548
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.4%
       6,933,522  WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B,
                     3 Mo. LIBOR + 4.00%, 1.00% Floor.............................      5.00%        01/08/27          6,911,890
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.5%
       7,335,966  Bass Pro Group, LLC (Great Outdoors Group, LLC), Term
                     Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor.....................      4.51%        03/05/28          7,253,436
       2,154,532  Petsmart, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.75%,
                     0.75% Floor..................................................      4.50%        02/12/28          2,131,909
                                                                                                                 ---------------
                                                                                                                       9,385,345
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 0.8%
       1,221,902  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 5.50%, 0.75% Floor.........................................      6.51%        09/19/25          1,218,188
       5,983,512  BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement
                     Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor...........      4.51%        10/02/25          5,903,513
       9,220,698  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.....................  4.50% - 4.74%    06/13/24          8,934,026
                                                                                                                 ---------------
                                                                                                                      16,055,727
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      615,756,358
                  (Cost $628,041,820)                                                                            ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.1%

                  PHARMACEUTICALS -- 0.1%
         259,956  Akorn, Inc. (i) (j)..........................................................................        2,234,062
                  (Cost $2,979,179)                                                                              ---------------

WARRANTS -- 0.0%

                  MOVIES & ENTERTAINMENT -- 0.0%
         828,940  Cineworld Group PLC, expiring 11/23/25 (i) (k)...............................................          171,988
                  (Cost $0)                                                                                      ---------------

RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp., no expiration date (i) (k)..............................................            2,158
                  (Cost $2,830)                                                                                  ---------------

MONEY MARKET FUNDS -- 0.1%
       2,286,168  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -
                     0.23% (l).................................................................................        2,286,168
                  (Cost $2,286,168)                                                                              ---------------

                  TOTAL INVESTMENTS -- 126.6%..................................................................    2,435,596,919
                  (Cost $2,600,183,478)                                                                          ---------------


                        See Notes to Financial Statements                Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


    PRINCIPAL                                                                         STATED         STATED
      VALUE                                  DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. TREASURY BILLS SOLD SHORT -- (28.3)%
$    (26,000,000) U.S. Treasury Bill..............................................      (m)          05/05/22    $   (25,999,807)
     (90,000,000) U.S. Treasury Bill..............................................      (m)          05/10/22        (89,997,775)
    (140,000,000) U.S. Treasury Bill..............................................      (m)          05/12/22       (139,994,523)
     (78,000,000) U.S. Treasury Bill..............................................      (m)          05/19/22        (77,992,265)
     (94,000,000) U.S. Treasury Bill..............................................      (m)          05/26/22        (93,980,714)
     (75,000,000) U.S. Treasury Bill..............................................      (m)          05/31/22        (74,980,516)
     (43,000,000) U.S. Treasury Bill..............................................      (m)          06/02/22        (42,988,049)
                                                                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS SOLD SHORT.........................................................     (545,933,649)
                  (Proceeds $545,909,105)                                                                        ---------------

                  BORROWINGS -- (0.4)%.........................................................................       (6,949,871)
                  NET OTHER ASSETS AND LIABILITIES -- 2.2%.....................................................       42,358,276
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,925,071,675
                                                                                                                 ===============


(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.
      ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $1,689,523,034 or 87.8% of net assets.

(b)   This security or a portion of this security is segregated as collateral for investments sold short.

(c)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(d)   The issuer has filed for protection in bankruptcy court.

(e)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight
      Financing Rate ("SOFR") obtained from the U.S. Department of the
      Treasury's Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate.
      Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(f)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(g)   The issuer may pay interest on the loans in cash and in Payment-In-Kind
      ("PIK") interest. Interest paid in cash will accrue at the rate of 7.00%
      per annum ("Cash Interest Rate") and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period
      (November 1, 2021 through April 30, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $116,867 for Cineworld Group PLC.

(h)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and
      7.00% payable as PIK interest. For the fiscal year-to-date period
      (November 1, 2021 through April 30, 2022), this security paid all of its interest in cash.

(i)   Non-income producing security.

(j)   Security received in a transaction exempt from registration under the 1933
      Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $2,234,062 or 0.1% of net assets.

(k)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(l)   Rate shown reflects yield as of April 30, 2022.

(m)   Zero coupon security.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate

Page 22                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2022          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds and Notes*........................   $ 1,558,584,815   $            --   $ 1,558,584,815   $            --
Foreign Corporate Bonds and Notes*................       256,561,370                --       256,561,370                --
Senior Floating-Rate Loan Interests*..............       615,756,358                --       615,756,358                --
Common Stocks*....................................         2,234,062                --         2,234,062                --
Warrants*.........................................           171,988                --           171,988                --
Rights*...........................................             2,158                --             2,158                --
Money Market Funds................................         2,286,168         2,286,168                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $ 2,435,596,919   $     2,286,168   $ 2,433,310,751   $            --
                                                     ===============   ===============   ===============   ===============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2022          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
U.S. Treasury Bills Sold Short....................   $  (545,933,649)  $            --   $  (545,933,649)  $            --
                                                     ===============   ===============   ===============   ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 23


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value...................................................   $ 2,435,596,919
Cash....................................................................           428,668
Receivables:
   Interest.............................................................        33,504,417
   Investment securities sold...........................................        32,719,323
   Dividends............................................................               620
                                                                           ---------------
      Total Assets......................................................     2,502,249,947
                                                                           ---------------
LIABILITIES:
Investments sold short, at value (proceeds $545,909,105)................       545,933,649
Borrowings..............................................................         6,949,871
Payables:
   Investment securities purchased......................................        22,540,561
   Investment advisory fees.............................................         1,554,856
   Margin interest expense..............................................           197,392
Unrealized depreciation on unfunded loan commitments....................             1,943
                                                                           ---------------
      Total Liabilities.................................................       577,178,272
                                                                           ---------------
NET ASSETS..............................................................   $ 1,925,071,675
                                                                           ===============
NET ASSETS CONSIST OF:
Paid-in capital.........................................................   $ 2,132,765,534
Par value...............................................................           440,500
Accumulated distributable earnings (loss)...............................      (208,134,359)
                                                                           ---------------
NET ASSETS..............................................................   $ 1,925,071,675
                                                                           ===============
NET ASSET VALUE, per share..............................................   $         43.70
                                                                           ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...............................        44,050,002
                                                                           ===============
Investments, at cost....................................................   $ 2,600,183,478
                                                                           ===============


Page 24                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest................................................................   $    75,096,642
Dividends...............................................................             1,470
                                                                           ---------------
   Total investment income..............................................        75,098,112
                                                                           ---------------
EXPENSES:
Investment advisory fees................................................        10,095,596
Margin interest expense.................................................         2,679,933
                                                                           ---------------
   Total expenses.......................................................        12,775,529
                                                                           ---------------
NET INVESTMENT INCOME (LOSS)............................................        62,322,583
                                                                           ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................         6,175,658
   Investments sold short...............................................            (1,550)
                                                                           ---------------
Net realized gain (loss)................................................         6,174,108
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................................      (185,586,481)
   Investments sold short...............................................           (34,631)
   Unfunded loan commitments............................................               954
                                                                           ---------------
Net change in unrealized appreciation (depreciation)....................      (185,620,158)
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).................................      (179,446,050)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................   $  (117,123,467)
                                                                           ===============


                        See Notes to Financial Statements                Page 25


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED                YEAR
                                                                                 4/30/2022              ENDED
                                                                                (UNAUDITED)          10/31/2021
                                                                              ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    62,322,583      $   116,232,335
Net realized gain (loss)..................................................          6,174,108           16,759,767
Net change in unrealized appreciation (depreciation)......................       (185,620,158)          18,501,627
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........       (117,123,467)         151,493,729
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................        (66,500,503)        (123,580,505)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        139,093,372          406,718,627
Cost of shares redeemed...................................................       (336,837,829)        (102,317,490)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................       (197,744,457)         304,401,137
                                                                              ---------------      ---------------
Total increase (decrease) in net assets...................................       (381,368,427)         332,314,361

NET ASSETS:
Beginning of period.......................................................      2,306,440,102        1,974,125,741
                                                                              ---------------      ---------------
End of period.............................................................    $ 1,925,071,675      $ 2,306,440,102
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................         48,300,002           42,000,002
Shares sold...............................................................          3,000,000            8,400,000
Shares redeemed...........................................................         (7,250,000)          (2,100,000)
                                                                              ---------------      ---------------
Shares outstanding, end of period.........................................         44,050,002           48,300,002
                                                                              ===============      ===============


Page 26                  See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ..........    $  (117,123,467)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments............................................     (1,153,734,452)
      Borrowed investments sold short.....................................      2,182,675,517
      Cost to cover short positions.......................................     (1,931,972,461)
      Sales, maturities and paydowns of investments.......................      1,108,864,019
      Net amortization/accretion of premiums/discounts on investments.....           (247,118)
      Net realized gain/loss on investments...............................         (6,175,658)
      Net realized gain/loss on investments sold short....................              1,550
      Net change in unrealized appreciation/depreciation on investments
         and unfunded loan commitments....................................        185,585,527
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................             34,631

CHANGES IN ASSETS AND LIABILITIES
      Increase in interest receivable.....................................         (6,410,351)
      Increase in dividends receivable....................................               (546)
      Increase in margin interest expense payable.........................             69,182
      Decrease in investment advisory fees payable........................           (314,233)
                                                                              ---------------
CASH PROVIDED BY OPERATING ACTIVITIES.....................................                         $   261,252,140
                                                                                                   ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................        139,093,372
      Cost of shares redeemed.............................................       (336,837,829)
      Distributions to shareholders from investment operations............        (66,500,503)
      Net proceeds from borrowings........................................          3,296,944
                                                                              ---------------
CASH USED IN FINANCING ACTIVITIES.........................................                            (260,948,016)
                                                                                                   ---------------
Decrease in cash and restricted cash......................................                                 304,124
Cash and restricted cash at beginning of period...........................                                 124,544
                                                                                                   ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD.................................                         $       428,668
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $     2,610,751
                                                                                                   ===============
CASH AND RESTRICTED CASH RECONCILIATION:
      Cash................................................................    $       428,668
      Restricted Cash.....................................................                 --
                                                                              ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD:................................                         $       428,668
                                                                                                   ===============


                        See Notes to Financial Statements                Page 27


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          4/30/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    47.75     $    47.00     $    48.06     $    47.02     $    48.95     $    48.31
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    1.34           2.47           2.33           2.49           2.52           2.56
Net realized and unrealized gain (loss)        (3.94)          0.91          (1.00)          1.13          (1.76)          0.66
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (2.60)          3.38           1.33           3.62           0.76           3.22
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.45)         (2.63)         (2.39)         (2.56)         (2.69)         (2.58)
Return of capital                                 --             --             --          (0.02)         (0.00)(a)         --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (1.45)         (2.63)         (2.39)         (2.58)         (2.69)         (2.58)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    43.70     $    47.75     $    47.00     $    48.06     $    47.02     $    48.95
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               (5.55)%         7.25%          2.92%          7.90%          1.60%          6.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,925,072     $2,306,440     $1,974,126     $1,432,088     $1,253,035     $1,250,565
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       1.20% (c)      1.05%          1.01%          1.23%          1.16%          1.10%
Ratio of net expenses to average net
   assets excluding interest expense            0.95% (c)      0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to
   average net assets                           5.86% (c)      5.11%          5.02%          5.22%          5.26%          5.25%
Portfolio turnover rate (d)                       26%            50%            68%            50%            52%            75%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 28                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a
diversified series of the Trust which trades under the ticker "HYLS" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by S&P Global Ratings, or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and
non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

                                                                         Page 29


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2022.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2022, the Fund had $6,949,871 in borrowings, which approximates fair value, associated with investments sold short as shown in "Borrowings" on the Statement of Assets and Liabilities. The
borrowings are categorized as Level 2 within the fair value hierarchy. The Fund is charged interest on debit margin balance at a rate equal to the Overnight
Bank Funding Rate plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2022, the Fund had a debit margin balance of $552,883,480 with an interest rate of 1.07%. For the six months ended April 30, 2022, the Fund had margin interest expense of
$2,679,933, as shown on the Statement of Operations. For the six months ended
April 30, 2022, the average margin balance and interest rates were $434,661,191 and 0.88%, respectively.

D. RESTRICTED CASH

Restricted cash includes cash on deposit with other banks or brokers that is legally restricted as to the withdrawal and primarily serves as collateral for investments sold short. The Fund presents restricted cash activity within
"Increase in cash and restricted cash" and as part of "Cash and restricted cash at beginning of period" and "Cash and restricted cash at end of period" in the
Statement of Cash Flows, along with a reconciliation of those balances in the
Statement of Assets and Liabilities.

E. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in "Interest" on the
Statement of Operations. As of April 30, 2022, the Fund had the following unfunded loan commitment:


                                                                                                                     UNREALIZED
                                                                  PRINCIPAL        COMMITMENT                       APPRECIATION
BORROWER                                                            VALUE            AMOUNT           VALUE        (DEPRECIATION)
-------------------------------------------------------------   --------------   --------------   --------------   --------------
Veritext Corp. (VT TopCo, Inc.), Delayed Draw Term Loan         $      345,822   $      344,093   $      342,150   $       (1,943)


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................   $  123,580,505
Capital gains...................................               --
Return of capital...............................               --

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      127,336
Accumulated capital and other gain (loss).......      (37,756,827)
Net unrealized appreciation (depreciation)......       13,119,102

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of April 30,
2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $37,756,827. During the taxable year ended October 31, 2021, the
Fund utilized non-expiring capital loss carryforwards in the amount of
$15,017,248.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                Gross             Gross       Net Unrealized
                             Unrealized        Unrealized      Appreciation
              Tax Cost      Appreciation     (Depreciation)   (Depreciation)
           --------------   --------------   --------------   --------------
           $2,054,274,373   $    8,715,786   $ (173,326,889)  $ (164,611,103)


H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

                                                                         Page 33

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $688,400,099 and $647,395,161, respectively. The cost of purchases to cover short sales and the proceeds of short sales were
$1,931,972,461 and $2,182,675,517, respectively.

For the six months ended April 30, 2022, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, has a $200 million Credit Agreement with
BNYM ("Line of Credit"), to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the Line of Credit. To the extent that the Fund accesses the Line of
Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2022.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 35

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the

                                                                         Page 37

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process,


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2022 (UNAUDITED)

including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 39

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Semi-Annual Report
For the Six Months Ended
April 30, 2022


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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Enhanced Short Maturity ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The First Trust Enhanced Short Maturity ETF's (the "Fund") investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                              6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                               Ended         Ended        Ended        (8/5/14)        Ended        (8/5/14)
                                              4/30/22       4/30/22      4/30/22      to 4/30/22      4/30/22      to 4/30/22
FUND PERFORMANCE
NAV                                            -0.47%       -0.44%        1.29%         1.10%          6.63%         8.84%
Market Price                                   -0.41%       -0.39%        1.30%         1.11%          6.69%         8.88%

INDEX PERFORMANCE
ICE BofA 0-1 Year U.S. Treasury Index          -0.29%       -0.27%        1.21%         0.90%          6.18%         7.20%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Corporate Bonds and Notes                    44.6%
Commercial Paper                             30.2
Foreign Corporate Bonds and Notes            14.9
Asset-Backed Securities                       6.6
Mortgage-Backed Securities                    2.5
Municipal Bonds                               0.6
U.S. Government Agency Mortgage-
   Backed Securities                          0.4
Certificates of Deposit                       0.3
Cash                                         (0.1)
                                           -------
     Total                                  100.0%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government and Agency                         0.5%
AAA                                           5.4
AA+                                           0.7
AA                                            0.1
AA-                                           1.3
A+                                            3.3
A                                             6.0
A-                                           12.2
BBB+                                         16.0
BBB                                          13.8
BBB-                                          6.4
BB+                                           0.2
Not Rated                                    34.2
Cash                                         (0.1)
                                           -------
     Total                                  100.0%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
AbbVie, Inc.                                  0.6%
MET Tower Global Funding, SOFR + 0.55%        0.6
BPCE S.A., Medium-Term Note, 3 Mo.
   LIBOR + 0.88%                              0.6
New York Life Global Funding, 3 Mo.
   LIBOR + 0.28%                              0.6
Bank of Nova Scotia (The), SOFR
   Compounded Index + 0.45%                   0.6
Skyworks Solutions, Inc.                      0.6
Viatris, Inc.                                 0.6
Nasdaq, Inc.                                  0.6
Lloyds Banking Group PLC                      0.5
Bank of America Corp., Global Medium-
   Term Note                                  0.5
                                           -------
     Total                                    5.8%
                                           =======

-----------------------------
(1)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government." Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  AUGUST 5, 2014 - APRIL 30, 2022

            First Trust Enhanced         ICE BofA 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,138                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207
10/31/18           10,486                      10,311
4/30/19            10,624                      10,449
10/31/19           10,767                      10,594
4/30/20            10,780                      10,732
10/31/20           10,912                      10,739
4/30/21            10,932                      10,749
10/31/21           10,936                      10,751
4/30/22            10,884                      10,720


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER
JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER
ERIC R. MAISEL, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE      DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH        SIX-MONTH
                                                 NOVEMBER 1, 2021    APRIL 30, 2022     PERIOD (a)       PERIOD (b)
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00          $  995.30           0.25%            $1.24
Hypothetical (5% return before expenses)            $1,000.00          $1,023.55           0.25%            $1.25


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 44.5%

                  AEROSPACE/DEFENSE -- 1.2%
$     19,884,000  Boeing (The) Co.................................................      2.70%        05/01/22    $     19,884,000
      11,215,000  Boeing (The) Co.................................................      2.20%        10/30/22          11,187,452
       6,176,000  Boeing (The) Co.................................................      1.17%        02/04/23           6,096,142
       2,361,000  Boeing (The) Co.................................................      4.51%        05/01/23           2,383,737
       6,765,000  General Dynamics Corp...........................................      3.38%        05/15/23           6,840,946
       3,000,000  Northrop Grumman Corp...........................................      3.25%        08/01/23           3,010,796
                                                                                                                 ----------------
                                                                                                                       49,403,073
                                                                                                                 ----------------
                  AGRICULTURE -- 1.0%
      19,061,000  Altria Group, Inc...............................................      2.85%        08/09/22          19,104,054
      12,452,000  BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)......................      1.39%        08/15/22          12,460,196
      10,122,000  BAT Capital Corp................................................      2.76%        08/15/22          10,136,443
                                                                                                                 ----------------
                                                                                                                       41,700,693
                                                                                                                 ----------------
                  AIRLINES -- 0.3%
      11,244,000  Southwest Airlines Co...........................................      2.75%        11/16/22          11,260,233
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 4.8%
      20,000,000  American Honda Finance Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.37% (a)............................................      0.74%        05/10/23          20,011,503
       4,000,000  BMW US Capital LLC (b)..........................................      3.80%        04/06/23           4,046,191
       6,159,000  BMW US Capital LLC, SOFR Compounded Index +
                     0.53% (a) (b)................................................      0.81%        04/01/24           6,152,612
      21,203,000  Daimler Finance North America LLC (b)...........................      2.55%        08/15/22          21,238,226
       7,773,000  Daimler Finance North America LLC (b)...........................      3.35%        02/22/23           7,821,798
       5,000,000  Daimler Trucks Finance North America LLC, SOFR +
                     0.60% (a) (b)................................................      0.88%        12/14/23           4,987,364
       4,000,000  Daimler Trucks Finance North America LLC (b)....................      1.13%        12/14/23           3,869,674
       2,994,000  General Motors Financial Co., Inc...............................      3.15%        06/30/22           2,997,798
      13,200,000  General Motors Financial Co., Inc...............................      3.55%        07/08/22          13,249,085
       7,000,000  General Motors Financial Co., Inc...............................      3.25%        01/05/23           7,031,866
       3,900,000  General Motors Financial Co., Inc...............................      4.15%        06/19/23           3,941,591
      15,000,000  General Motors Financial Co., Inc., SOFR + 0.76% (a)............      1.01%        03/08/24          14,898,761
       9,690,000  Hyundai Capital America (b).....................................      1.15%        11/10/22           9,618,243
      12,600,000  Hyundai Capital America (b).....................................      2.38%        02/10/23          12,541,692
       7,000,000  Hyundai Capital America (b).....................................      1.00%        09/17/24           6,524,811
       3,500,000  Nissan Motor Acceptance Co. LLC (b).............................      2.65%        07/13/22           3,499,873
       1,000,000  Nissan Motor Acceptance Co. LLC (b).............................      2.60%        09/28/22             998,971
       3,000,000  Nissan Motor Acceptance Co. LLC, 3 Mo. LIBOR +
                     0.64% (a) (b)................................................      1.25%        03/08/24           2,986,362
       1,000,000  Toyota Motor Credit Corp........................................      2.50%        03/22/24             990,029
      10,000,000  Toyota Motor Credit Corp., Series B, SOFR + 0.29% (a)...........      0.56%        09/13/24           9,953,706
      10,000,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.15%        05/26/22           9,998,222
      10,060,000  Volkswagen Group of America Finance LLC (b).....................      2.90%        05/13/22          10,064,579
      11,355,000  Volkswagen Group of America Finance LLC (b).....................      2.70%        09/26/22          11,354,470
       1,868,000  Volkswagen Group of America Finance LLC (b).....................      0.75%        11/23/22           1,850,268
       7,177,000  Volkswagen Group of America Finance LLC (b).....................      3.13%        05/12/23           7,178,547
                                                                                                                 ----------------
                                                                                                                      197,806,242
                                                                                                                 ----------------
                  BANKS -- 6.8%
       9,720,000  Bank of America Corp. (c).......................................      3.00%        12/20/23           9,699,953
       6,325,000  Bank of America Corp. (c).......................................      3.55%        03/05/24           6,331,406
      10,000,000  Bank of America Corp., SOFR + 0.69% (a).........................      0.97%        04/22/25           9,926,452
      22,101,000  Bank of America Corp., Global Medium-Term Note (c)..............      2.82%        07/21/23          22,100,212


                        See Notes to Financial Statements                 Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      1,000,000  Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR
                     + 0.79% (a)..................................................      1.37%        03/05/24    $      1,000,244
      15,000,000  Bank of America Corp., Medium-Term Note, 3 Mo.
                     Bloomberg Short Term Bank Yield + 0.43% (a)..................      0.91%        05/28/24          14,924,550
       5,385,000  Capital One N.A., 3 Mo. LIBOR + 0.82% (a).......................      1.16%        08/08/22           5,390,016
      19,515,000  Citigroup, Inc..................................................      4.05%        07/30/22          19,622,426
      11,860,000  Citigroup, Inc. (c).............................................      2.88%        07/24/23          11,859,054
       4,136,000  Citigroup, Inc. (c).............................................      1.68%        05/15/24           4,076,881
       4,300,000  Discover Bank...................................................      3.35%        02/06/23           4,329,117
       5,000,000  Fifth Third Bancorp.............................................      2.60%        06/15/22           5,002,553
       7,782,000  Fifth Third Bancorp.............................................      1.63%        05/05/23           7,682,025
       3,000,000  Goldman Sachs Group, (The), Inc.................................      0.52%        03/08/23           2,947,398
      17,260,000  Goldman Sachs Group, (The), Inc. (c)............................      2.91%        07/24/23          17,251,347
       3,000,000  Goldman Sachs Group, (The), Inc. (c)............................      0.63%        11/17/23           2,956,158
      12,500,000  Goldman Sachs Group, (The), Inc., SOFR + 0.50% (a)..............      0.76%        09/10/24          12,348,459
       4,000,000  Goldman Sachs Group, (The), Inc., SOFR + 0.49% (a)..............      0.77%        10/21/24           3,945,455
      11,000,000  JPMorgan Chase & Co.............................................      3.38%        05/01/23          11,069,330
      12,000,000  JPMorgan Chase & Co., SOFR + 0.58% (a)..........................      0.86%        03/16/24          11,961,832
       9,140,000  JPMorgan Chase & Co. (c)........................................      3.56%        04/23/24           9,150,258
      10,000,000  JPMorgan Chase & Co., SOFR + 0.54% (a)..........................      0.77%        06/01/25           9,850,735
       7,378,000  Morgan Stanley..................................................      2.75%        05/19/22           7,382,604
       2,000,000  Morgan Stanley (c)..............................................      0.73%        04/05/24           1,948,471
       1,540,000  Morgan Stanley, Global Medium-Term Note.........................      3.13%        01/23/23           1,547,365
      15,000,000  Morgan Stanley, Global Medium-Term Note (c).....................      0.79%        01/22/25          14,257,342
       5,000,000  Morgan Stanley, Medium-Term Note................................      4.10%        05/22/23           5,057,397
       9,507,000  Morgan Stanley, Medium-Term Note (c)............................      0.53%        01/25/24           9,312,694
      11,261,000  Synchrony Bank..................................................      3.00%        06/15/22          11,265,948
       3,000,000  Truist Bank, SOFR + 0.73% (a)...................................      0.99%        03/09/23           3,007,170
      12,279,000  Truist Financial Corp., Medium-Term Note........................      3.05%        06/20/22          12,288,526
      12,000,000  Truist Financial Corp., Medium-Term Note, SOFR +
                     0.40% (a)....................................................      0.66%        06/09/25          11,805,510
       2,401,000  Wells Fargo & Co., Medium-Term Note (c).........................      1.65%        06/02/24           2,361,311
                                                                                                                 ----------------
                                                                                                                      283,660,199
                                                                                                                 ----------------
                  BEVERAGES -- 0.0%
       1,850,000  Constellation Brands, Inc.......................................      4.25%        05/01/23           1,873,318
                                                                                                                 ----------------
                  BIOTECHNOLOGY -- 0.5%
      11,250,000  Gilead Sciences, Inc............................................      0.75%        09/29/23          10,891,545
       8,382,000  Illumina, Inc...................................................      0.55%        03/23/23           8,228,156
                                                                                                                 ----------------
                                                                                                                       19,119,701
                                                                                                                 ----------------
                  BUILDING MATERIALS -- 0.1%
       5,000,000  Martin Marietta Materials, Inc..................................      0.65%        07/15/23           4,875,993
                                                                                                                 ----------------
                  CHEMICALS -- 0.5%
      18,859,000  Sherwin-Williams (The) Co.......................................      2.75%        06/01/22          18,871,828
       3,140,000  Westlake Chemical Corp..........................................      0.88%        08/15/24           2,991,314
                                                                                                                 ----------------
                                                                                                                       21,863,142
                                                                                                                 ----------------
                  COMMERCIAL SERVICES -- 0.4%
       2,554,000  Global Payments, Inc............................................      3.75%        06/01/23           2,567,021
       7,164,000  Moody's Corp....................................................      2.63%        01/15/23           7,170,947
       3,200,000  PayPal Holdings, Inc............................................      1.35%        06/01/23           3,159,741


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  COMMERCIAL SERVICES (CONTINUED)
$      3,200,000  Verisk Analytics, Inc...........................................      4.13%        09/12/22    $      3,216,045
                                                                                                                 ----------------
                                                                                                                       16,113,754
                                                                                                                 ----------------
                  COMPUTERS -- 0.0%
       1,660,000  HP, Inc.........................................................      4.05%        09/15/22           1,672,269
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       7,070,000  AIG Global Funding (b)..........................................      2.30%        07/01/22           7,072,056
      12,979,000  Ally Financial, Inc.............................................      4.63%        05/19/22          12,996,723
       3,766,000  American Express Co.............................................      3.38%        05/03/24           3,765,455
       4,000,000  Capital One Financial Corp......................................      3.20%        01/30/23           4,026,737
       8,000,000  Capital One Financial Corp., SOFR + 0.69% (a)...................      0.94%        12/06/24           7,974,865
       2,500,000  Intercontinental Exchange, Inc..................................      2.35%        09/15/22           2,506,271
      23,929,000  Nasdaq, Inc.....................................................      0.45%        12/21/22          23,605,357
      20,003,000  Synchrony Financial.............................................      2.85%        07/25/22          20,037,650
                                                                                                                 ----------------
                                                                                                                       81,985,114
                                                                                                                 ----------------
                  ELECTRIC -- 4.5%
       6,385,000  American Electric Power Co., Inc., Series F.....................      2.95%        12/15/22           6,412,651
       1,360,000  CenterPoint Energy Houston Electric LLC.........................      2.25%        08/01/22           1,360,959
       7,070,000  CenterPoint Energy, Inc., SOFR Compounded Index +
                     0.65% (a)....................................................      0.84%        05/13/24           7,016,227
      10,000,000  Dominion Energy, Inc., Series B.................................      2.75%        09/15/22          10,004,222
       7,000,000  Dominion Energy, Inc., Series D, 3 Mo. LIBOR +
                     0.53% (a)....................................................      1.36%        09/15/23           6,990,054
       4,118,000  Duke Energy Corp................................................      2.40%        08/15/22           4,122,426
       9,064,000  Duke Energy Corp................................................      3.05%        08/15/22           9,075,965
       3,000,000  Duke Energy Corp., SOFR + 0.25% (a).............................      0.51%        06/10/23           2,989,122
      21,342,000  Entergy Corp....................................................      4.00%        07/15/22          21,382,313
      18,128,000  NextEra Energy Capital Holdings, Inc............................      0.65%        03/01/23          17,851,459
       5,260,000  NextEra Energy Capital Holdings, Inc., SOFR
                     Compounded Index + 0.54% (a).................................      0.77%        03/01/23           5,254,436
      10,000,000  NextEra Energy Capital Holdings, Inc., SOFR
                     Compounded Index + 0.40% (a).................................      0.68%        11/03/23           9,947,519
      15,000,000  Oklahoma Gas and Electric Co....................................      0.55%        05/26/23          14,678,515
      18,726,000  Pacific Gas and Electric Co.....................................      1.75%        06/16/22          18,714,528
       4,018,000  Pacific Gas and Electric Co., 3 Mo. LIBOR + 1.48% (a)...........      2.36%        06/16/22           4,018,593
       1,000,000  Pacific Gas and Electric Co., SOFR Compounded Index +
                     1.15% (a)....................................................      1.34%        11/14/22           1,000,915
       4,200,000  PPL Electric Utilities Corp., SOFR + 0.33% (a)..................      0.61%        06/24/24           4,175,513
       5,000,000  Public Service Enterprise Group, Inc............................      0.84%        11/08/23           4,821,240
      15,000,000  Southern California Edison Co., SOFR Compounded Index
                     + 0.64% (a)..................................................      0.92%        04/03/23          14,999,232
       4,000,000  Southern California Edison Co., Series F, SOFR
                     Compounded Index + 0.35% (a).................................      0.62%        06/13/22           3,999,999
       4,000,000  Southern California Edison Co., Series J........................      0.70%        08/01/23           3,887,327
       7,550,000  Southern (The) Co., Series 2021, SOFR + 0.37% (a)...............      0.56%        05/10/23           7,528,283
       8,264,000  Virginia Electric and Power Co., Series C.......................      2.75%        03/15/23           8,273,013
                                                                                                                 ----------------
                                                                                                                      188,504,511
                                                                                                                 ----------------
                  ELECTRONICS -- 0.2%
       7,113,000  Agilent Technologies, Inc.......................................      3.88%        07/15/23           7,207,700
                                                                                                                 ----------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  ENVIRONMENTAL CONTROL -- 0.0%
$      1,002,000  Waste Management, Inc...........................................      2.40%        05/15/23    $        998,356
                                                                                                                 ----------------
                  FOOD -- 0.4%
      10,000,000  ConAgra Brands, Inc.............................................      0.50%        08/11/23           9,676,708
       7,086,000  ConAgra Brands, Inc.............................................      3.20%        01/25/23           7,121,327
                                                                                                                 ----------------
                                                                                                                       16,798,035
                                                                                                                 ----------------
                  GAS -- 0.5%
      10,440,000  CenterPoint Energy Resources Corp...............................      0.70%        03/02/23          10,227,253
       5,864,000  CenterPoint Energy Resources Corp., 3 Mo. LIBOR +
                     0.50% (a)....................................................      1.00%        03/02/23           5,853,365
       5,000,000  Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)............      1.15%        09/14/23           4,973,883
                                                                                                                 ----------------
                                                                                                                       21,054,501
                                                                                                                 ----------------
                  HEALTH CARE PRODUCTS -- 1.8%
      10,000,000  Baxter International, Inc., SOFR Compounded Index +
                     0.26% (a) (b)................................................      0.49%        12/01/23           9,956,450
       8,000,000  Baxter International, Inc. (b)..................................      0.87%        12/01/23           7,698,576
      10,000,000  Baxter International, Inc., SOFR Compounded Index +
                     0.44% (a) (b)................................................      0.67%        11/29/24           9,954,555
      16,000,000  PerkinElmer, Inc................................................      0.55%        09/15/23          15,501,036
       7,681,000  Thermo Fisher Scientific, Inc., SOFR Compounded Index +
                     0.35% (a)....................................................      0.63%        04/18/23           7,670,622
      10,000,000  Thermo Fisher Scientific, Inc., SOFR Compounded Index +
                     0.39% (a)....................................................      0.67%        10/18/23           9,975,254
      14,855,000  Thermo Fisher Scientific, Inc...................................      0.80%        10/18/23          14,413,480
       1,000,000  Thermo Fisher Scientific, Inc., SOFR Compounded Index +
                     0.53% (a)....................................................      0.81%        10/18/24             996,302
                                                                                                                 ----------------
                                                                                                                       76,166,275
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 1.6%
      13,095,000  Aetna, Inc......................................................      2.80%        06/15/23          13,065,777
      11,754,000  Anthem, Inc.....................................................      3.13%        05/15/22          11,760,612
      13,875,000  Anthem, Inc.....................................................      2.95%        12/01/22          13,929,696
       6,083,000  Anthem, Inc.....................................................      3.30%        01/15/23           6,118,580
       5,753,000  Anthem, Inc.....................................................      0.45%        03/15/23           5,654,460
      14,500,000  Humana, Inc.....................................................      0.65%        08/03/23          14,081,918
       2,322,000  UnitedHealth Group, Inc.........................................      3.50%        06/15/23           2,348,929
                                                                                                                 ----------------
                                                                                                                       66,959,972
                                                                                                                 ----------------
                  HOME FURNISHINGS -- 0.2%
       8,540,000  Whirlpool Corp..................................................      4.70%        06/01/22           8,554,356
                                                                                                                 ----------------
                  INSURANCE -- 2.6%
      13,125,000  Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)..............      2.19%        07/01/22          13,132,539
       5,246,000  Athene Global Funding (b).......................................      3.00%        07/01/22           5,254,953
       5,000,000  Athene Global Funding, SOFR Compounded Index +
                     0.70% (a) (b)................................................      0.92%        05/24/24           4,943,524
       3,000,000  Brighthouse Financial Global Funding, SOFR +
                     0.76% (a) (b)................................................      1.04%        04/12/24           3,007,487
      25,000,000  MET Tower Global Funding, SOFR + 0.55% (a) (b)..................      0.83%        01/17/23          25,024,258
       2,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.57% (a) (b)................................................      0.85%        01/13/23           2,002,216
       7,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.30% (a) (b)................................................      0.58%        09/27/24           6,943,565


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  INSURANCE (CONTINUED)
$     25,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      1.27%        01/10/23    $     24,996,744
      13,054,000  Principal Life Global Funding II, SOFR + 0.45% (a) (b)..........      0.73%        04/12/24          13,035,771
       5,000,000  Principal Life Global Funding II, SOFR + 0.38% (a) (b)..........      0.61%        08/23/24           4,960,097
       4,020,000  Reliance Standard Life Global Funding II (b)....................      2.63%        07/22/22           4,027,513
                                                                                                                 ----------------
                                                                                                                      107,328,667
                                                                                                                 ----------------
                  LODGING -- 0.2%
       3,000,000  Hyatt Hotels Corp...............................................      1.30%        10/01/23           2,916,842
       7,000,000  Hyatt Hotels Corp., SOFR Compounded Index +
                     1.05% (a)....................................................      1.33%        10/01/23           7,010,676
                                                                                                                 ----------------
                                                                                                                        9,927,518
                                                                                                                 ----------------
                  MACHINERY-CONSTRUCTION & MINING -- 0.1%
       3,000,000  Caterpillar Financial Services Corp., Medium-Term
                     Note.........................................................      0.95%        05/13/22           2,999,608
                                                                                                                 ----------------
                  MACHINERY-DIVERSIFIED -- 0.6%
      15,000,000  John Deere Capital Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.49% (a)............................................      1.29%        06/13/22          15,000,461
      10,000,000  Rockwell Automation, Inc........................................      0.35%        08/15/23           9,700,129
                                                                                                                 ----------------
                                                                                                                       24,700,590
                                                                                                                 ----------------
                  MEDIA -- 0.9%
      22,029,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital.............................      4.46%        07/23/22          22,067,599
      11,612,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital, 3 Mo. LIBOR +
                     1.65% (a)....................................................      2.94%        02/01/24          11,830,407
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)..................      0.91%        09/01/22           5,003,040
                                                                                                                 ----------------
                                                                                                                       38,901,046
                                                                                                                 ----------------
                  OIL & GAS -- 0.8%
       9,169,000  BP Capital Markets America, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      1.58%        09/19/22           9,174,827
       5,250,000  BP Capital Markets America, Inc.................................      2.75%        05/10/23           5,255,144
      16,153,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).....................      1.41%        05/15/22          16,154,688
       3,165,000  Phillips 66.....................................................      3.70%        04/06/23           3,190,091
                                                                                                                 ----------------
                                                                                                                       33,774,750
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 4.2%
      25,629,000  AbbVie, Inc.....................................................      2.90%        11/06/22          25,705,980
      12,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a)...........................      1.13%        11/21/22          12,015,615
       1,025,000  AbbVie, Inc.....................................................      2.85%        05/14/23           1,027,251
       2,002,000  AmerisourceBergen Corp..........................................      0.74%        03/15/23           1,971,240
      19,780,000  Astrazeneca Finance LLC.........................................      0.70%        05/28/24          18,862,849
      17,825,000  Bayer US Finance II LLC (b).....................................      3.88%        12/15/23          17,979,301
       6,000,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)...............      0.84%        05/16/22           6,000,090
       8,918,000  Bristol-Myers Squibb Co.........................................      3.25%        11/01/23           8,984,772
       1,129,000  Cigna Corp......................................................      3.75%        07/15/23           1,138,867
       6,609,000  CVS Health Corp.................................................      3.50%        07/20/22           6,615,784
       7,900,000  CVS Health Corp.................................................      2.75%        12/01/22           7,921,633
      12,819,000  McKesson Corp...................................................      2.70%        12/15/22          12,844,876
      10,263,000  Mylan, Inc. (b).................................................      3.13%        01/15/23          10,269,650


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$     24,289,000  Viatris, Inc....................................................      1.13%        06/22/22    $     24,258,763
      17,461,000  Zoetis, Inc.....................................................      3.25%        02/01/23          17,532,631
                                                                                                                 ----------------
                                                                                                                      173,129,302
                                                                                                                 ----------------
                  PIPELINES -- 1.7%
       5,297,000  Energy Transfer, L.P............................................      3.45%        01/15/23           5,309,348
      13,656,000  Energy Transfer, L.P. / Regency Energy Finance Corp.............      5.00%        10/01/22          13,697,380
      12,890,000  Enterprise Products Operating LLC...............................      3.35%        03/15/23          12,967,216
       7,871,000  ONEOK Partners, L.P.............................................      3.38%        10/01/22           7,884,217
       6,368,000  Plains All American Pipeline L.P. / PAA Finance Corp............      2.85%        01/31/23           6,353,464
       9,700,000  Southern Natural Gas Co. LLC (b)................................      0.63%        04/28/23           9,480,450
      16,770,000  Williams Cos., (The), Inc.......................................      3.35%        08/15/22          16,776,771
                                                                                                                 ----------------
                                                                                                                       72,468,846
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.4%
      15,190,000  Public Storage, SOFR + 0.47% (a)................................      0.75%        04/23/24          15,151,863
                                                                                                                 ----------------
                  RETAIL -- 0.2%
       3,000,000  AutoZone, Inc...................................................      3.13%        07/15/23           3,008,678
       5,467,000  O'reilly Automotive, Inc........................................      3.80%        09/01/22           5,473,136
       1,570,000  O'reilly Automotive, Inc........................................      3.85%        06/15/23           1,582,363
                                                                                                                 ----------------
                                                                                                                       10,064,177
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 1.2%
      16,156,000  Microchip Technology, Inc.......................................      4.33%        06/01/23          16,338,027
       5,820,000  Microchip Technology, Inc. (b)..................................      0.98%        09/01/24           5,468,289
       1,727,000  Qorvo, Inc. (b).................................................      1.75%        12/15/24           1,631,316
      25,108,000  Skyworks Solutions, Inc.........................................      0.90%        06/01/23          24,493,290
                                                                                                                 ----------------
                                                                                                                       47,930,922
                                                                                                                 ----------------
                  SOFTWARE -- 2.4%
      15,794,000  Autodesk, Inc...................................................      3.60%        12/15/22          15,864,590
       4,192,000  Cadence Design Systems, Inc.....................................      4.38%        10/15/24           4,271,318
      17,107,000  Fiserv, Inc.....................................................      3.50%        10/01/22          17,156,466
      19,246,000  Infor, Inc. (b).................................................      1.45%        07/15/23          18,800,318
      20,876,000  Oracle Corp.....................................................      2.50%        05/15/22          20,882,978
       4,207,000  Oracle Corp.....................................................      2.50%        10/15/22           4,210,044
       8,287,000  Roper Technologies, Inc.........................................      0.45%        08/15/22           8,245,219
       4,058,000  Roper Technologies, Inc.........................................      3.13%        11/15/22           4,072,865
       7,000,000  VMware, Inc.....................................................      0.60%        08/15/23           6,777,268
                                                                                                                 ----------------
                                                                                                                      100,281,066
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 1.2%
      17,822,000  AT&T, Inc.......................................................      3.00%        06/30/22          17,822,000
       9,936,000  AT&T, Inc., SOFR Compounded Index + 0.64% (a)...................      0.92%        03/25/24           9,931,425
      10,000,000  AT&T, Inc., 3 Mo. LIBOR + 1.18% (a).............................      1.98%        06/12/24          10,078,756
      11,421,000  Verizon Communications, Inc., SOFR Compounded Index
                     + 0.50% (a)..................................................      0.78%        03/22/24          11,403,055
                                                                                                                 ----------------
                                                                                                                       49,235,236
                                                                                                                 ----------------
                  TRANSPORTATION -- 1.0%
      11,564,000  Norfolk Southern Corp...........................................      2.90%        02/15/23          11,589,301
      20,227,000  Ryder System, Inc., Medium-Term Note............................      2.50%        09/01/22          20,258,043
       3,254,000  Union Pacific Corp..............................................      2.75%        04/15/23           3,257,057


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  TRANSPORTATION (CONTINUED)
$      5,000,000  Union Pacific Corp..............................................      3.50%        06/08/23    $      5,037,440
                                                                                                                 ----------------
                                                                                                                       40,141,841
                                                                                                                 ----------------
                  TRUCKING & LEASING -- 0.2%
       1,790,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........      4.88%        07/11/22           1,800,370
       5,108,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........      4.25%        01/17/23           5,158,288
                                                                                                                 ----------------
                                                                                                                        6,958,658
                                                                                                                 ----------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................     1,850,571,527
                  (Cost $1,866,587,841)                                                                          ----------------



                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                DESCRIPTION                                OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER -- 30.1%

                  AGRICULTURE -- 0.4%
      10,000,000  BAT International Finance PLC...................................      1.12%        05/27/22           9,992,055
       7,000,000  BAT International Finance PLC...................................      0.61%        07/12/22           6,991,585
                                                                                                                 ----------------
                                                                                                                       16,983,640
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 1.5%
       5,000,000  General Motors Financial Co., Inc...............................      1.12%        05/02/22           4,999,847
       5,000,000  General Motors Financial Co., Inc...............................      1.22%        05/17/22           4,997,332
       5,000,000  General Motors Financial Co., Inc...............................      1.22%        05/24/22           4,996,165
       5,000,000  General Motors Financial Co., Inc...............................      1.37%        06/09/22           4,992,686
      10,000,000  Harley-Davidson Financial Services, Inc.........................      1.30%        05/06/22           9,998,221
      10,000,000  Harley-Davidson Financial Services, Inc.........................      1.30%        05/11/22           9,996,443
       8,000,000  Harley-Davidson Financial Services, Inc.........................      1.30%        05/13/22           7,996,585
      15,000,000  Hyundai Capital America.........................................      0.86%        05/11/22          14,996,457
                                                                                                                 ----------------
                                                                                                                       62,973,736
                                                                                                                 ----------------
                  BANKS -- 0.7%
      10,000,000  Commonwealth Bank of Australia, SOFR + 0.42% (a)................      0.70%        01/23/23           9,999,264
      10,000,000  Macquarie Bank Ltd., SOFR + 0.60% (a)...........................      0.88%        03/02/23          10,000,000
      10,000,000  Svenska Handelsbanken AB, SOFR + 0.40% (a)......................      0.68%        03/01/23          10,000,000
                                                                                                                 ----------------
                                                                                                                       29,999,264
                                                                                                                 ----------------
                   BEVERAGES -- 1.3%
      10,000,000   Constellation Brands, Inc......................................      1.01%        05/09/22           9,997,777
      10,000,000   Constellation Brands, Inc......................................      1.07%        05/12/22           9,996,790
      10,000,000   Constellation Brands, Inc......................................      1.01%        05/13/22           9,996,666
      10,000,000   Constellation Brands, Inc......................................      1.01%        05/17/22           9,995,554
      15,000,000   Molson Coors Beverage Co.......................................      1.27%        05/17/22          14,991,666
                                                                                                                 ----------------
                                                                                                                       54,978,453
                                                                                                                 ----------------
                   BUILDING MATERIALS -- 1.5%
      20,000,000   Fortune Brands Home & Security, Inc............................  0.76% - 0.91%    05/02/22          19,999,542
       5,000,000   Fortune Brands Home & Security, Inc............................      0.91%        05/03/22           4,999,750
      10,000,000   Fortune Brands Home & Security, Inc............................      1.17%        05/09/22           9,997,443
      10,000,000   Fortune Brands Home & Security, Inc............................      1.17%        05/10/22           9,997,123
      15,000,000   Fortune Brands Home & Security, Inc............................      1.27%        05/24/22          14,988,019
                                                                                                                 ----------------
                                                                                                                       59,981,877
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                DESCRIPTION                                OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  CHEMICALS -- 4.5%
$     10,000,000  Albemarle Corp..................................................      1.12%        05/04/22    $      9,999,083
      13,000,000  Albemarle Corp..................................................      1.01%        05/09/22          12,997,110
      10,000,000  Albemarle Corp..................................................      1.07%        05/12/22           9,996,790
      10,000,000  Albemarle Corp..................................................      1.12%        05/16/22           9,995,416
       5,000,000  Albemarle Corp..................................................      1.17%        05/20/22           4,996,965
      10,000,000  DuPont de Nemours, Inc..........................................      0.91%        05/04/22           9,999,249
      10,000,000  EI du Pont de Nemours and Co....................................      0.76%        05/03/22           9,999,583
      10,000,000  FMC Corp........................................................      1.03%        05/02/22           9,999,717
      10,000,000  FMC Corp........................................................      1.17%        05/10/22           9,997,123
      10,000,000  FMC Corp........................................................      1.37%        05/18/22           9,993,622
      10,000,000  FMC Corp........................................................      1.37%        05/19/22           9,993,247
      15,000,000  International Flavors & Fragrances, Inc.........................      1.52%        05/05/22          14,997,497
       5,000,000  International Flavors & Fragrances, Inc.........................      1.12%        05/09/22           4,998,776
       5,000,000  International Flavors & Fragrances, Inc.........................      1.63%        06/01/22           4,993,102
      10,000,000  Nutrien Ltd.....................................................      0.98%        05/05/22           9,998,921
      10,000,000  Nutrien Ltd.....................................................      0.96%        05/06/22           9,998,679
       5,000,000  Nutrien Ltd.....................................................      1.12%        05/31/22           4,995,413
      10,000,000  Nutrien Ltd.....................................................      1.09%        06/09/22           9,988,405
       5,000,000  Nutrien Ltd.....................................................      1.22%        06/17/22           4,992,166
      15,000,000  Sherwin-Williams (The) Co.......................................      0.91%        05/23/22          14,991,747
                                                                                                                 ----------------
                                                                                                                      187,922,611
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.0%
      10,000,000  Intercontinental Exchange, Inc..................................      1.12%        05/02/22           9,999,694
      10,000,000  Intercontinental Exchange, Inc..................................      0.86%        05/04/22           9,999,291
      10,000,000  Intercontinental Exchange, Inc..................................      1.01%        05/05/22           9,998,888
       5,000,000  Intercontinental Exchange, Inc..................................      0.98%        05/16/22           4,997,978
       6,150,000  Intercontinental Exchange, Inc..................................      1.02%        05/23/22           6,146,203
                                                                                                                 ----------------
                                                                                                                       41,142,054
                                                                                                                 ----------------
                  ELECTRIC -- 3.4%
      15,000,000  Consolidated Edison, Inc........................................      0.54%        05/02/22          14,999,779
      12,400,000  Enel Finance America LLC........................................      1.16%        05/26/22          12,390,183
      10,000,000  OGE Energy Corp.................................................      0.96%        05/05/22           9,998,944
      10,000,000  Oklahoma Gas and Electric Co....................................      0.96%        05/13/22           9,996,833
      10,000,000  Public Service Enterprise Group, Inc............................      0.96%        05/11/22           9,997,360
      15,000,000  Public Service Enterprise Group, Inc............................      0.96%        05/20/22          14,992,475
      10,000,000  Public Service Enterprise Group, Inc............................      0.99%        05/23/22           9,994,009
      10,000,000  Public Service Enterprise Group, Inc............................      1.12%        06/01/22           9,990,524
      10,000,000  Public Service Enterprise Group, Inc............................      1.12%        06/02/22           9,990,219
       5,000,000  Sempra Energy...................................................      1.07%        06/02/22           4,995,326
       5,000,000  Sempra Energy...................................................      1.12%        06/06/22           4,994,497
      10,000,000  WEC Energy Group, Inc...........................................      0.94%        05/02/22           9,999,742
      10,000,000  WEC Energy Group, Inc...........................................      0.94%        05/06/22           9,998,708
      10,000,000  WEC Energy Group, Inc...........................................      0.96%        05/16/22           9,996,041
                                                                                                                 ----------------
                                                                                                                      142,334,640
                                                                                                                 ----------------
                  ELECTRONICS -- 2.9%
      15,000,000  Arrow Electronics, Inc..........................................      0.91%        05/02/22          14,999,625
      15,000,000  Arrow Electronics, Inc..........................................      1.01%        05/03/22          14,999,167
      10,000,000  Arrow Electronics, Inc..........................................      1.12%        05/10/22           9,997,250
      10,000,000  Arrow Electronics, Inc..........................................      1.20%        05/18/22           9,994,333
      10,000,000  Jabil, Inc......................................................      1.22%        05/03/22           9,999,333


Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                DESCRIPTION                                OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  ELECTRONICS (CONTINUED)
$     10,000,000  Jabil, Inc......................................................      1.12%        05/04/22    $      9,999,082
      10,000,000  Jabil, Inc......................................................      1.22%        05/12/22           9,996,331
      10,000,000  Jabil, Inc......................................................      1.22%        05/13/22           9,995,998
      10,000,000  Jabil, Inc......................................................      1.27%        05/20/22           9,993,400
      10,000,000  Jabil, Inc......................................................      1.27%        05/24/22           9,992,013
      10,000,000  Jabil, Inc......................................................      1.27%        05/27/22           9,990,972
                                                                                                                 ----------------
                                                                                                                      119,957,504
                                                                                                                 ----------------
                  FOOD -- 0.2%
      10,000,000  Conagra Brands, Inc.............................................      1.12%        05/11/22           9,996,944
                                                                                                                 ----------------
                  HEALTH CARE PRODUCTS -- 1.3%
      15,000,000  Danaher Corp....................................................      0.76%        05/03/22          14,999,375
      10,000,000  Danaher Corp....................................................      0.81%        05/05/22           9,999,111
      15,000,000  Danaher Corp....................................................      0.81%        05/10/22          14,997,000
       5,000,000  DENTSPLY SIRONA, Inc............................................      1.07%        05/20/22           4,997,227
      10,000,000  DENTSPLY SIRONA, Inc............................................      1.12%        05/23/22           9,993,275
                                                                                                                 ----------------
                                                                                                                       54,985,988
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 1.1%
      15,000,000  Humana, Inc.....................................................      0.57%        05/03/22          14,999,533
      10,000,000  Humana, Inc.....................................................      0.96%        05/05/22           9,998,944
      10,000,000  Humana, Inc.....................................................      1.05%        05/11/22           9,997,137
      10,000,000  Humana, Inc.....................................................      1.19%        05/20/22           9,993,824
                                                                                                                 ----------------
                                                                                                                       44,989,438
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 1.2%
      15,000,000  Eaton Capital UnLtd. Co.........................................      0.71%        05/04/22          14,999,125
      15,000,000  Eaton Corp......................................................      0.71%        05/06/22          14,998,542
      10,000,000  Parker-Hannifin Corp............................................      1.04%        05/18/22           9,995,135
      10,000,000  Parker-Hannifin Corp............................................      1.32%        05/26/22           9,990,964
                                                                                                                 ----------------
                                                                                                                       49,983,766
                                                                                                                 ----------------
                  OIL & GAS -- 0.3%
       5,000,000  Suncor Energy, Inc..............................................      0.83%        05/06/22           4,999,430
       7,000,000  Suncor Energy, Inc..............................................      1.01%        05/24/22           6,995,526
                                                                                                                 ----------------
                                                                                                                       11,994,956
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 0.9%
       5,000,000  AstraZeneca PLC.................................................      1.35%        09/07/22           4,976,303
       5,000,000  Cigna Corp......................................................      0.91%        05/02/22           4,999,875
      10,000,000  Cigna Corp......................................................      0.91%        05/10/22           9,997,748
       5,000,000  Cigna Corp......................................................      1.07%        06/02/22           4,995,330
       5,000,000  Cigna Corp......................................................      1.22%        06/06/22           4,993,996
       5,000,000  Cigna Corp......................................................      1.12%        06/07/22           4,994,346
                                                                                                                 ----------------
                                                                                                                       34,957,598
                                                                                                                 ----------------
                  PIPELINES -- 3.7%
       4,900,000  Enbridge US, Inc................................................      1.12%        05/02/22           4,899,850
      10,000,000  Enbridge US, Inc................................................      0.96%        05/09/22           9,997,887
       5,000,000  Enbridge US, Inc................................................      0.96%        05/11/22           4,998,680
      10,000,000  Enbridge US, Inc................................................      1.01%        05/18/22           9,995,276
      10,000,000  Enbridge US, Inc................................................      1.01%        05/19/22           9,995,000
      10,000,000  Enbridge US, Inc................................................      1.01%        05/20/22           9,994,722
      20,000,000  Energy Transfer, L.P............................................  0.81% - 1.22%    05/02/22          19,999,444


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                DESCRIPTION                                OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  PIPELINES (CONTINUED)
$     10,000,000  Energy Transfer, L.P............................................      1.05%        05/06/22    $      9,998,542
      10,000,000  Energy Transfer, L.P............................................      1.40%        05/09/22           9,996,889
      10,000,000  Energy Transfer, L.P............................................      1.42%        05/17/22           9,993,773
      10,000,000  TransCanada PipeLines Ltd.......................................  0.86% - 1.02%    05/02/22           9,999,743
      12,000,000  TransCanada PipeLines Ltd.......................................      1.02%        05/03/22          11,999,333
      10,000,000  TransCanada PipeLines Ltd.......................................      0.95%        05/17/22           9,995,820
      10,000,000  TransCanada PipeLines Ltd.......................................      1.10%        05/25/22           9,992,799
      10,000,000  TransCanada PipeLines Ltd.......................................      1.07%        05/26/22           9,992,706
                                                                                                                 ----------------
                                                                                                                      151,850,464
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 1.9%
      10,000,000  Crown Castle International Corp.................................      1.34%        05/11/22           9,996,331
      10,000,000  Crown Castle International Corp.................................      1.44%        05/18/22           9,993,292
      10,000,000  Crown Castle International Corp.................................      1.45%        05/25/22           9,990,465
      13,250,000  Crown Castle International Corp.................................      1.45%        05/26/22          13,236,839
      10,000,000  Healthpeak Properties, Inc......................................      1.12%        05/17/22           9,995,107
      10,000,000  Welltower, Inc..................................................      0.84%        05/09/22           9,998,155
      15,000,000  Welltower, Inc..................................................      0.94%        05/12/22          14,995,736
                                                                                                                 ----------------
                                                                                                                       78,205,925
                                                                                                                 ----------------
                  RETAIL -- 0.2%
      10,000,000  Walgreens Boots Alliance, Inc...................................      1.07%        05/13/22           9,996,497
                                                                                                                 ----------------
                  SOFTWARE -- 1.7%
       5,300,000  Fidelity National Information Services, Inc.....................      0.96%        05/11/22           5,298,601
      15,000,000  Fidelity National Information Services, Inc.....................      1.07%        05/16/22          14,993,435
      11,000,000  Fidelity National Information Services, Inc.....................      1.01%        05/18/22          10,994,804
      13,000,000  Fidelity National Information Services, Inc.....................      1.07%        05/24/22          12,991,276
      10,000,000  Fidelity National Information Services, Inc.....................      1.07%        05/25/22           9,992,998
      15,000,000  Fiserv, Inc.....................................................      0.86%        05/12/22          14,996,104
                                                                                                                 ----------------
                                                                                                                       69,267,218
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 0.2%
       5,000,000  Verizon Communications, Inc.....................................      0.96%        05/03/22           4,999,736
       5,000,000  Verizon Communications, Inc.....................................      0.91%        05/10/22           4,998,873
                                                                                                                 ----------------
                                                                                                                        9,998,609
                                                                                                                 ----------------
                  TRANSPORTATION -- 0.2%
      10,000,000  Canadian Pacific Railway Co.....................................      0.81%        05/10/22           9,997,999
                                                                                                                 ----------------
                  TOTAL COMMERCIAL PAPER.......................................................................     1,252,499,181
                  (Cost $1,252,499,181)                                                                          ----------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES -- 14.9%

                  AGRICULTURE -- 0.2%
       6,498,000  BAT International Finance PLC (b)...............................      3.25%        06/07/22           6,503,848
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 0.2%
       5,500,000  BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)...................      1.18%        08/12/22           5,509,738
       4,225,000  BMW Finance N.V. (b)............................................      2.25%        08/12/22           4,225,995
                                                                                                                 ----------------
                                                                                                                        9,735,733
                                                                                                                 ----------------


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS -- 12.0%
$      4,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.49% (a) (b)........................................      0.97%        11/21/22    $      4,003,029
      10,000,000  Bank of Montreal, Medium-Term Note, SOFR
                     Compounded Index + 0.32% (a).................................      0.60%        07/09/24           9,891,796
      25,000,000  Bank of Nova Scotia (The), SOFR Compounded Index +
                     0.45% (a)....................................................      0.72%        04/15/24          24,890,312
       8,000,000  Bank of Nova Scotia (The), SOFR + 0.38% (a).....................      0.66%        07/31/24           7,944,759
       5,000,000  Banque Federative du Credit Mutuel S.A., SOFR +
                     0.41% (a) (b)................................................      0.58%        02/04/25           4,926,424
       3,181,000  Barclays Bank PLC...............................................      1.70%        05/12/22           3,181,647
      15,623,000  Barclays PLC (c)................................................      4.34%        05/16/24          15,753,675
      25,000,000  BPCE S.A., Medium-Term Note, 3 Mo. LIBOR +
                     0.88% (a)....................................................      1.40%        05/31/22          25,000,092
      17,625,000  Canadian Imperial Bank of Commerce, SOFR +
                     0.80% (a)....................................................      1.08%        03/17/23          17,658,865
       8,500,000  Canadian Imperial Bank of Commerce, SOFR +
                     0.34% (a)....................................................      0.62%        06/22/23           8,473,883
      13,425,000  Cooperatieve Rabobank UA (b)....................................      3.88%        09/26/23          13,558,134
       5,000,000  Credit Suisse AG/New York NY....................................      0.52%        08/09/23           4,843,247
      15,000,000  Credit Suisse AG/New York NY, SOFR Compounded
                     Index + 0.38% (a)............................................      0.56%        08/09/23          14,940,474
       5,000,000  Credit Suisse Group AG (b) (c)..................................      3.00%        12/14/23           4,986,585
      17,901,000  Credit Suisse Group Funding Guernsey Ltd........................      3.80%        09/15/22          18,010,820
       1,044,000  Danske Bank A/S (b) (c).........................................      1.17%        12/08/23           1,029,419
       5,000,000  Danske Bank A/S (b) (c).........................................      0.98%        09/10/25           4,651,577
       4,014,000  Deutsche Bank AG/New York NY....................................      3.30%        11/16/22           4,026,290
       4,992,000  Deutsche Bank AG/New York NY....................................      3.95%        02/27/23           5,019,670
      10,000,000  Deutsche Bank AG/New York NY, Series E, SOFR +
                     0.50% (a)....................................................      0.68%        11/08/23           9,943,993
       6,000,000  DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b).......................      1.12%        12/02/22           6,009,056
       6,200,000  Federation des Caisses Desjardins du Quebec, SOFR +
                     0.43% (a) (b)................................................      0.65%        05/21/24           6,157,074
       6,000,000  ING Groep N.V., 3 Mo. LIBOR + 1.00% (a).........................      1.96%        10/02/23           6,053,395
       5,259,000  Lloyds Bank PLC.................................................      2.25%        08/14/22           5,267,434
      22,570,000  Lloyds Banking Group PLC (c)....................................      2.91%        11/07/23          22,536,721
      10,000,000  Macquarie Group Ltd. (b) (c)....................................      3.19%        11/28/23          10,004,306
       5,000,000  Macquarie Group Ltd., SOFR + 0.71% (a) (b)......................      0.99%        10/14/25           4,966,929
      13,685,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.79% (a)....................................................      1.97%        07/25/22          13,696,189
       9,446,000  Mitsubishi UFJ Financial Group, Inc.............................      2.67%        07/25/22           9,468,015
      10,991,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.74% (a)....................................................      1.24%        03/02/23          11,016,033
       6,295,000  Mizuho Financial Group, Inc. (c)................................      2.72%        07/16/23           6,293,565
       3,306,000  Mizuho Financial Group, Inc. (c)................................      0.85%        09/08/24           3,187,371
      21,542,000  National Bank of Canada (c).....................................      0.90%        08/15/23          21,440,400
       5,000,000  National Bank of Canada, SOFR + 0.49% (a).......................      0.67%        08/06/24           4,962,178
       7,615,000  NatWest Group PLC (c)...........................................      2.36%        05/22/24           7,518,982
       2,175,000  NatWest Markets PLC, SOFR + 1.66% (a) (b).......................      1.94%        09/29/22           2,184,683
       6,015,000  NatWest Markets PLC (b).........................................      3.63%        09/29/22           6,044,388
       7,600,000  NatWest Markets PLC, 3 Mo. LIBOR + 1.47% (a)....................      1.98%        05/15/23           7,599,201
      14,885,000  NatWest Markets PLC, SOFR + 0.53% (a) (b).......................      0.72%        08/12/24          14,795,212
      13,890,000  Nordea Bank Abp (b).............................................      4.25%        09/21/22          13,986,839


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      8,000,000  Royal Bank of Canada, SOFR Compounded Index +
                     0.36% (a)....................................................      0.64%        07/29/24    $      7,954,570
      18,454,000  Royal Bank of Canada, Global Medium-Term Note, SOFR
                     Compounded Index + 0.30% (a).................................      0.58%        01/19/24          18,324,900
       4,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.65% (a) (b)................................................      1.45%        12/12/22           4,011,718
      11,743,000  Sumitomo Mitsui Financial Group, Inc............................      2.78%        07/12/22          11,772,138
       4,607,000  Sumitomo Mitsui Financial Group, Inc............................      3.10%        01/17/23           4,629,321
      10,000,000  Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)...........      0.71%        09/16/24           9,941,113
      10,000,000  Toronto-Dominion Bank (The), Medium-Term Note, SOFR
                     + 0.91% (a)..................................................      1.17%        03/08/24          10,038,076
       3,000,000  Toronto-Dominion Bank (The), Medium-Term Note...................      2.35%        03/08/24           2,957,775
       5,000,000  UBS AG/London, SOFR + 0.45% (a) (b).............................      0.63%        08/09/24           4,960,911
       7,332,000  UBS Group AG (b)................................................      3.49%        05/23/23           7,342,984
      15,715,000  UBS Group AG (b) (c)............................................      2.86%        08/15/23          15,686,358
       2,315,000  UBS Group AG (b) (c)............................................      1.01%        07/30/24           2,248,864
       5,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..................      1.68%        06/28/22           5,003,190
       7,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)..................      1.41%        01/13/23           7,005,838
                                                                                                                 ----------------
                                                                                                                      497,800,418
                                                                                                                 ----------------
                  BEVERAGES -- 0.6%
       2,863,000  Heineken N.V. (b)...............................................      2.75%        04/01/23           2,860,111
      11,000,000  JDE Peet's N.V. (b).............................................      0.80%        09/24/24          10,284,648
      12,605,000  Pernod Ricard S.A. (b)..........................................      4.25%        07/15/22          12,665,945
                                                                                                                 ----------------
                                                                                                                       25,810,704
                                                                                                                 ----------------
                  CHEMICALS -- 0.2%
       6,770,000  Nutrien Ltd.....................................................      1.90%        05/13/23           6,703,981
                                                                                                                 ----------------
                  HEALTH CARE PRODUCTS -- 0.4%
      16,978,000  DH Europe Finance II Sarl.......................................      2.05%        11/15/22          16,978,493
                                                                                                                 ----------------
                  MEDIA -- 0.1%
       2,102,000  Sky Ltd. (b)....................................................      3.13%        11/26/22           2,111,585
                                                                                                                 ----------------
                  MINING -- 0.3%
      11,264,000  Glencore Finance Canada Ltd. (b)................................      4.25%        10/25/22          11,348,086
                                                                                                                 ----------------
                  OIL & GAS -- 0.4%
      11,082,000  Canadian Natural Resources Ltd..................................      2.95%        01/15/23          11,105,159
       5,700,000  Suncor Energy, Inc..............................................      2.80%        05/15/23           5,684,163
                                                                                                                 ----------------
                                                                                                                       16,789,322
                                                                                                                 ----------------
                  PIPELINES -- 0.2%
       2,000,000  Enbridge, Inc., SOFR + 0.40% (a)................................      0.60%        02/17/23           1,996,497
       5,442,000  Enbridge, Inc...................................................      0.55%        10/04/23           5,243,735
       3,000,000  Enbridge, Inc., SOFR Compounded Index + 0.63% (a)...............      0.83%        02/16/24           3,004,505
                                                                                                                 ----------------
                                                                                                                       10,244,737
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 0.2%
       3,636,000  Broadcom Corp. / Broadcom Cayman Finance Ltd....................      2.65%        01/15/23           3,648,619
       6,660,000  NXP BV / NXP Funding LLC (b)....................................      4.63%        06/01/23           6,740,186
                                                                                                                 ----------------
                                                                                                                       10,388,805
                                                                                                                 ----------------


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  TRANSPORTATION -- 0.1%
$      5,000,000  Canadian Pacific Railway Co.....................................      1.35%        12/02/24    $      4,740,532
                                                                                                                 ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       619,156,244
                  (Cost $624,926,636)                                                                            ----------------

ASSET-BACKED SECURITIES -- 6.6%

                  American Credit Acceptance Receivables Trust
       9,416,053     Series 2020-4, Class B (b)...................................      0.85%        12/13/24           9,411,384
       3,517,092     Series 2021-3, Class A (b)...................................      0.33%        06/13/25           3,503,357
       7,021,095     Series 2021-4, Class A (b)...................................      0.45%        09/15/25           6,943,571
      10,245,215     Series 2022-1, Class A (b)...................................      0.99%        12/15/25          10,150,205
                  Avis Budget Rental Car Funding AESOP LLC
      16,805,000     Series 2017-2A, Class A (b)..................................      2.97%        03/20/24          16,845,473
                  Carvana Auto Receivables Trust
       4,261,002     Series 2021-P2, Class A2.....................................      0.30%        07/10/24           4,248,073
                  Countrywide Asset-Backed Certificates
         304,691     Series 2004-SD4, Class M1, 1 Mo. LIBOR +
                     1.13% (a) (b)................................................      1.79%        12/25/34             304,412
                  Dell Equipment Finance Trust
       1,706,875     Series 2020-2, Class A2 (b)..................................      0.47%        10/24/22           1,705,810
                  Drive Auto Receivables Trust
       2,016,855     Series 2021-2, Class A2......................................      0.36%        05/15/24           2,012,403
      12,324,216     Series 2021-3, Class A2......................................      0.52%        01/15/25          12,239,827
                  DT Auto Owner Trust
       1,340,443     Series 2020-3A, Class A (b)..................................      0.54%        04/15/24           1,339,233
       6,761,978     Series 2021-4A, Class A (b)..................................      0.56%        09/15/25           6,671,207
      10,474,754     Series 2022-1A, Class A (b)..................................      1.58%        04/15/26          10,388,721
                  Exeter Automobile Receivables Trust
       7,165,000     Series 2020-3A, Class C......................................      1.32%        07/15/25           7,108,913
       1,399,618     Series 2021-3A, Class A2.....................................      0.34%        01/16/24           1,398,662
       2,546,092     Series 2021-4A, Class A2.....................................      0.40%        04/15/24           2,540,758
      10,875,000     Series 2022-1A, Class A2.....................................      1.15%        06/17/24          10,836,029
                  First Investors Auto Owner Trust
       4,543,589     Series 2021-1A, Class A (b)..................................      0.45%        03/16/26           4,497,609
                  Flagship Credit Auto Trust
       7,058,628     Series 2020-4, Class A (b)...................................      0.53%        04/15/25           7,026,663
       8,934,002     Series 2021-3, Class A (b)...................................      0.36%        07/15/27           8,716,746
                  Foursight Capital Automobile Receivables Trust
         473,389     Series 2021-1, Class A2 (b)..................................      0.40%        08/15/24             472,472
       5,359,156     Series 2021-2, Class A2 (b)..................................      0.40%        04/15/25           5,310,658
       3,715,000     Series 2022-1, Class A2 (b)..................................      1.15%        09/15/25           3,655,771
                  GLS Auto Receivables Issuer Trust
       9,476,898     Series 2021-3A, Class A (b)..................................      0.42%        01/15/25           9,389,372
       7,745,325     Series 2021-4A, Class A (b)..................................      0.84%        07/15/25           7,656,610
                  GLS Auto Receivables Trust
       4,103,526     Series 2021-2A, Class A (b)..................................      0.31%        11/15/24           4,083,862
       5,661,313     Series 2022-1A, Class A (b)..................................      1.98%        08/15/25           5,637,352
                  GM Financial Consumer Automobile Receivables Trust
       7,000,000     Series 2022-2, Class A2......................................      2.52%        05/16/25           6,984,069
                  GSAA Home Equity Trust
          79,543     Series 2005-MTR1, Class A4, 1 Mo. LIBOR +
                     0.74% (a)....................................................      1.41%        10/25/35              79,615


                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Hyundai Auto Receivables Trust
$      6,300,000     Series 2022-A, Class A2A.....................................      1.81%        02/18/25    $      6,259,551
                  MVW Owner Trust
       2,051,340     Series 2018-1A, Class A (b)..................................      3.45%        01/21/36           2,037,323
                  OSCAR US Funding Trust IX LLC
       3,121,028     Series 2018-2A, Class A4 (b).................................      3.63%        09/10/25           3,138,850
                  OSCAR US Funding Trust VII LLC
         442,173     Series 2017-2A, Class A4 (b).................................      2.76%        12/10/24             442,744
                  OSCAR US Funding Trust VIII LLC
       1,091,534     Series 2018-1A, Class A4 (b).................................      3.50%        05/12/25           1,091,927
                  OSCAR US Funding XI LLC
       1,779,768     Series 2019-2A, Class A3 (b).................................      2.59%        09/11/23           1,781,657
                  OSCAR US Funding XIII LLC
      14,395,540     Series 2021-2A, Class A2 (b).................................      0.39%        08/12/24          14,211,421
                  OSCAR US Funding XIV LLC
      10,750,000     Series 2022-1A, Class A2 (b).................................      1.60%        03/10/25          10,603,491
                  Santander Consumer Auto Receivables Trust
         359,151     Series 2020-AA, Class A (b)..................................      1.37%        10/15/24             358,881
       4,303,696     Series 2020-BA, Class A3 (b).................................      0.46%        08/15/24           4,291,880
                  Santander Drive Auto Receivables Trust
       7,231,480     Series 2021-4, Class A2......................................      0.37%        08/15/24           7,208,022
                  Santander Retail Auto Lease Trust
       7,630,000     Series 2019-C, Class A4 (b)..................................      1.93%        11/20/23           7,634,010
       5,267,046     Series 2021-B, Class A2 (b)..................................      0.31%        01/22/24           5,221,079
                  Sierra Timeshare Receivables Funding LLC
       5,376,081     Series 2018-2A, Class A (b)..................................      3.50%        06/20/35           5,347,589
                  Tricolor Auto Securitization Trust
       4,509,081     Series 2021-1A, Class A (b)..................................      0.74%        04/15/24           4,493,579
                  Westlake Automobile Receivables Trust
       9,489,213     Series 2021-2A, Class A2A (b)................................      0.32%        04/15/25           9,401,790
      14,892,933     Series 2021-3A, Class A2 (b).................................      0.57%        09/16/24          14,759,332
       6,000,000     Series 2022-1A, Class A3 (b).................................      2.42%        07/15/25           5,917,054
                                                                                                                 ----------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       275,359,017
                  (Cost $278,258,047)                                                                            ----------------

MORTGAGE-BACKED SECURITIES -- 2.5%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
                  BRAVO Residential Funding Trust
       8,147,651     Series 2021-NQM1, Class A1 (b)...............................      0.94%        02/25/49           7,720,767
                  CIM Trust
       1,633,295     Series 2019-INV1, Class A2, 1 Mo. LIBOR +
                     1.00% (a) (b)................................................      1.67%        02/25/49           1,634,076
         803,294     Series 2019-INV2, Class A11, 1 Mo. LIBOR +
                     0.95% (a) (b)................................................      1.41%        05/25/49             803,250
       5,837,171     Series 2019-INV3, Class A11, 1 Mo. LIBOR +
                     1.00% (a) (b)................................................      1.41%        08/25/49           5,827,482
                  COLT Mortgage Loan Trust
       3,987,610     Series 2020-2R, Class A1 (b).................................      1.33%        10/26/65           3,977,773
                  Credit Suisse Mortgage Trust
       5,666,293     Series 2019-AFC1, Class A1, steps up to 3.57% on
                     08/26/23 (b) (d).............................................      2.57%        07/25/49           5,504,310
       6,636,331     Series 2020-NQM1, Class A1, steps up to 2.21% on
                     09/26/24 (b) (d).............................................      1.21%        05/25/65           6,406,849


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  GCAT Trust
$      3,526,816     Series 2020-NQM1, Class A1, steps up to 3.25% on
                        02/26/24 (b) (d)..........................................      2.25%        01/25/60    $      3,473,295
                  JP Morgan Mortgage Trust
       3,806,602     Series 2019-7, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.57%        02/25/50           3,789,901
         235,681     Series 2019-8, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      1.31%        03/25/50             234,863
       3,635,008     Series 2019-INV1, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (b).............................................      1.62%        10/25/49           3,638,395
         652,830     Series 2019-LTV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.57%        12/25/49             652,863
         580,241     Series 2019-LTV3, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      1.31%        03/25/50             579,688
       4,326,217     Series 2020-2, Class A11, 1 Mo. LIBOR +
                        0.80% (a) (b).............................................      1.26%        07/25/50           4,297,821
         816,964     Series 2020-LTV1, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      1.46%        06/25/50             815,726
                  OBX Trust
          88,252     Series 2020-EXP1, Class 2A1A, 1 Mo. LIBOR +
                        0.75% (a) (b).............................................      1.42%        02/25/60              88,424
       2,218,459     Series 2020-INV1, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.36%        12/25/49           2,214,785
                  Residential Mortgage Loan Trust
         650,687     Series 2019-3, Class A2 (b)..................................      2.94%        09/25/59             640,106
                  Starwood Mortgage Residential Trust
       3,187,769     Series 2020-1, Class A1 (b)..................................      2.28%        02/25/50           3,172,664
                  Towd Point Mortgage Trust
         432,111     Series 2016-2, Class A1 (b)..................................      3.00%        08/25/55             431,986
                  Verus Securitization Trust
       1,862,809     Series 2019-4, Class A2, steps up to 3.85% on
                        10/26/23 (b) (d)..........................................      2.85%        11/25/59           1,860,887
       1,305,094     Series 2019-INV2, Class A2, steps up to 3.95% on
                        08/25/23 (b) (d)..........................................      3.12%        07/25/59           1,306,412
       1,254,520     Series 2020-4, Class A2, steps up to 2.91% on
                        07/26/24 (b) (d)..........................................      1.91%        05/25/65           1,224,032
                                                                                                                 ----------------
                                                                                                                       60,296,355
                                                                                                                 ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.1%
                  Citigroup Commercial Mortgage Trust
              16     Series 2012-GC8, Class AAB...................................      2.61%        09/10/45                  16
                  COMM Mortgage Trust
       3,113,757     Series 2013-CR9, Class ASB...................................      3.83%        07/10/45           3,134,859
                  GS Mortgage Securities Corp II
       3,803,000     Series 2013-GC10, Class A5...................................      2.94%        02/10/46           3,797,558
                  JP Morgan Chase Commercial Mortgage Securities Trust
       4,581,391     Series 2012-C8, Class A3.....................................      2.83%        10/15/45           4,581,707
      13,553,638     Series 2012-HSBC, Class A (b)................................      3.09%        07/05/32          13,553,400
                  KNDL Mortgage Trust
       4,100,000     Series 2019-KNSQ, Class A, 1 Mo. LIBOR +
                        0.80% (a) (b).............................................      1.35%        05/15/36           4,061,543


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Morgan Stanley Capital Trust
$     10,743,000     Series 2017-CLS, Class A, 1 Mo. LIBOR +
                        0.70% (a) (b).............................................      1.25%        11/15/34    $     10,693,097
                  VNDO Mortgage Trust
       4,028,082     Series 2012-6AVE, Class A (b)................................      3.00%        11/15/30           4,038,606
                                                                                                                 ----------------
                                                                                                                       43,860,786
                                                                                                                 ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................       104,157,141
                  (Cost $106,455,597)                                                                            ----------------

MUNICIPAL BONDS -- 0.6%

                  ARIZONA -- 0.4%
      18,000,000  Mizuho Floater/Residual Trust (b)...............................      0.74%        09/01/26          18,000,000
                                                                                                                 ----------------
                  OTHER -- 0.2%
       8,000,000  Mizuho Floater/Residual Trust (e)...............................      0.74%        09/01/27           8,000,000
                                                                                                                 ----------------
                  TOTAL MUNICIPAL BONDS........................................................................        26,000,000
                  (Cost $26,000,000)                                                                             ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 0.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                  Federal Home Loan Mortgage Corporation
         357,769     Series 2003-2723, Class KN...................................      5.00%        12/15/23             361,870
         594,192     Series 2004-2783, Class YB...................................      5.00%        04/15/24             601,756
         329,952     Series 2014-4387, Class DE...................................      2.00%        01/15/32             329,919
                  Federal National Mortgage Association
           1,530     Series 2009-14, Class EB.....................................      4.50%        03/25/24               1,539
             872     Series 2009-52, Class AJ.....................................      4.00%        07/25/24                 875
               5     Series 2011-15, Class HT.....................................      5.50%        03/25/26                   5
         672,189     Series 2013-74, Class EL.....................................      3.00%        04/25/41             668,993
       2,675,767     Series 2014-20, Class NA.....................................      3.00%        06/25/33           2,631,243
       2,615,160     Series 2015-28, Class GC.....................................      2.50%        06/25/34           2,541,815
                                                                                                                 ----------------
                                                                                                                        7,138,015
                                                                                                                 ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
                  Federal Home Loan Mortgage Corporation Multifamily
                   Structured Pass Through Certificates
         120,478     Series 2013-K027, Class A1...................................      1.79%        09/25/22             120,381
       1,769,475     Series 2013-K032, Class A1...................................      3.02%        02/25/23           1,775,899
       1,554,334     Series 2013-K034, Class A1...................................      2.67%        02/25/23           1,557,506
       2,240,875     Series 2013-KSMC, Class A1...................................      1.95%        01/25/23           2,242,782
       2,483,317     Series 2014-K036, Class A1...................................      2.78%        04/25/23           2,486,161
       2,539,983     Series 2017-K727, Class A1...................................      2.63%        10/25/23           2,549,518
                                                                                                                 ----------------
                                                                                                                       10,732,247
                                                                                                                 ----------------
                  PASS-THROUGH SECURITIES -- 0.0%
                  Federal Home Loan Mortgage Corporation
              31     Pool G13204..................................................      6.00%        11/01/22                  31
           5,663     Pool G15435..................................................      5.00%        11/01/24               5,778
           4,292     Pool G15821..................................................      5.00%        07/01/25               4,381
           9,223     Pool G15874..................................................      5.00%        06/01/26               9,415


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association
$              1     Pool 888932..................................................      4.50%        11/01/22    $              1
           1,568     Pool 890403..................................................      6.00%        05/01/23               1,575
          19,923     Pool 962078..................................................      4.50%        03/01/23              20,270
               1     Pool AD0285..................................................      5.00%        09/01/22                   1
              80     Pool AE0237..................................................      5.50%        11/01/23                  80
           4,920     Pool AE0812..................................................      5.00%        07/01/25               5,020
          19,676     Pool AL5764..................................................      5.00%        09/01/25              20,068
           6,061     Pool AL5812..................................................      5.50%        05/01/25               6,087
           6,400     Pool AL6212..................................................      4.50%        01/01/27               6,516
          19,218     Pool AL6798..................................................      5.00%        09/01/25              19,602
              46     Pool AL8539..................................................      4.50%        01/01/27                  46
         150,816     Pool BM1299..................................................      5.00%        03/01/27             153,851
                  Government National Mortgage Association
           6,080     Pool 783524..................................................      5.00%        09/15/24               6,119
                                                                                                                 ----------------
                                                                                                                          258,841
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        18,129,103
                  (Cost $18,544,929)                                                                             ----------------

CERTIFICATES OF DEPOSIT -- 0.3%

                  BANKS -- 0.3%
      10,000,000  Bank of Montreal, SOFR + 0.52% (a)..............................      0.80%        03/03/23          10,018,100
                                                                                                                 ----------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        10,018,100
                  (Cost $10,000,000)                                                                             ----------------

                  TOTAL INVESTMENTS -- 99.9%...................................................................     4,155,890,313
                  (Cost $4,183,272,231)
                  NET OTHER ASSETS AND LIABILITIES -- 0.1%.....................................................         2,472,110
                                                                                                                 ----------------
                  NET ASSETS -- 100.0%.........................................................................  $  4,158,362,423
                                                                                                                 ================


(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $856,163,808 or 20.6% of net assets.

(c)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(e)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the
      Notes to Financial Statements.)

LIBOR - London Interbank Offered Rate

SOFR  - Secured Overnight Financing Rate

                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 202 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2022           PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Corporate Bonds and Notes*.........................    $1,850,571,527    $           --    $1,850,571,527    $           --
Commercial Paper*..................................     1,252,499,181                --     1,252,499,181                --
Foreign Corporate Bonds and Notes*.................       619,156,244                --       619,156,244                --
Asset-Backed Securities............................       275,359,017                --       275,359,017                --
Mortgage-Backed Securities.........................       104,157,141                --       104,157,141                --
Municipal Bonds**..................................        26,000,000                --        26,000,000                --
U.S. Government Agency Mortgage-Backed
   Securities......................................        18,129,103                --        18,129,103                --
Certificates of Deposit*...........................        10,018,100                --        10,018,100                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $4,155,890,313    $           --    $4,155,890,313    $           --
                                                       ==============    ==============    ==============    ==============


*  See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for state breakout.

Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $4,155,890,313
Receivables:
   Capital shares sold....................................................         8,923,896
   Investment securities sold.............................................         5,003,125
   Interest...............................................................        14,146,402
                                                                              --------------
   Total Assets...........................................................     4,183,963,736
                                                                              --------------
LIABILITIES:
Due to custodian..........................................................         4,808,951
Payables:
   Investment securities purchased .......................................        17,997,487
   Distributions to shareholders..........................................         1,952,992
   Investment advisory fees...............................................           841,883
                                                                              --------------
   Total Liabilities......................................................        25,601,313
                                                                              --------------
NET ASSETS................................................................    $4,158,362,423
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $4,197,867,349
Par value.................................................................           698,997
Accumulated distributable earnings (loss).................................       (40,203,923)
                                                                              --------------
NET ASSETS................................................................    $4,158,362,423
                                                                              ==============
NET ASSET VALUE, per share................................................    $        59.49
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        69,899,724
                                                                              ==============
Investments, at cost......................................................    $4,183,272,231
                                                                              ==============


                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $   12,564,342
                                                                              --------------
   Total investment income................................................        12,564,342
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................         9,315,234
                                                                              --------------
   Total expenses.........................................................         9,315,234
   Less fees waived by the investment advisor.............................        (4,140,104)
                                                                              --------------
   Net expenses...........................................................         5,175,130
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................         7,389,212
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................           271,328
Net change in unrealized appreciation (depreciation) on investments.......       (27,464,259)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       (27,192,931)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $  (19,803,719)
                                                                              ==============


Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                4/30/2022            ENDED
                                                                               (UNAUDITED)        10/31/2021
                                                                              --------------    ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    7,389,212    $    22,049,093
Net realized gain (loss)..................................................           271,328          3,911,818
Net change in unrealized appreciation (depreciation)......................       (27,464,259)       (15,146,530)
                                                                              --------------    ---------------
Net increase (decrease) in net assets resulting from operations...........       (19,803,719)        10,814,381
                                                                              --------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................        (8,156,417)       (21,658,425)
                                                                              --------------    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................       474,753,964        242,910,481
Cost of shares redeemed...................................................      (699,410,525)      (989,870,234)
                                                                              --------------    ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................      (224,656,561)      (746,959,753)
                                                                              --------------    ---------------
Total increase (decrease) in net assets...................................      (252,616,697)      (757,803,797)

NET ASSETS:
Beginning of period.......................................................     4,410,979,120      5,168,782,917
                                                                              --------------    ---------------
End of period.............................................................    $4,158,362,423    $ 4,410,979,120
                                                                              ==============    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................        73,649,724         86,099,724
Shares sold...............................................................         7,950,000          4,050,000
Shares redeemed...........................................................       (11,700,000)       (16,500,000)
                                                                              --------------    ---------------
Shares outstanding, end of period.........................................        69,899,724         73,649,724
                                                                              ==============    ===============


                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2022     ------------------------------------------------------------------------
                                           (UNAUDITED)        2021           2020           2019           2018           2017
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $    59.89     $    60.03     $    60.09     $    59.97     $    60.02     $    59.93
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............         0.11           0.28           0.85           1.48           1.15           0.76
Net realized and unrealized gain (loss)..        (0.39)         (0.15)         (0.05)          0.11          (0.01)          0.12
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.........        (0.28)          0.13           0.80           1.59           1.14           0.88
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................        (0.12)         (0.27)         (0.86)         (1.47)         (1.19)         (0.79)
Return of capital........................           --             --             --             --          (0.00) (a)        --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions......................        (0.12)         (0.27)         (0.86)         (1.47)         (1.19)         (0.79)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........   $    59.49     $    59.89     $    60.03     $    60.09     $    59.97     $    60.02
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b).........................        (0.47)%         0.22%          1.34%          2.68%          1.92%          1.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $4,158,362     $4,410,979     $5,168,783     $5,065,750     $3,070,454     $1,158,324
Ratios to average net assets:
Ratio of total expenses to average net
   assets................................         0.45% (c)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net expenses to average net
   assets................................         0.25% (c)      0.25%          0.38%          0.39%          0.33%          0.25%
Ratio of net investment income (loss) to
   average net assets....................         0.36% (c)      0.47%          1.41%          2.47%          2.04%          1.33%
Portfolio turnover rate (d)..............           23%            82%            73%            73%            45%            56%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 28                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "FTSM" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value
("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S.
corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as
ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the
      Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);

           12)    the borrower's/issuer's competitive position within the
                  industry;

           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                    ACQUISITION     PRINCIPAL     CURRENT     CARRYING                  % OF NET
SECURITY NAME                                           DATE          VALUE        PRICE        COST         VALUE       ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Mizuho Floater/Residential Trust, 0.74%, 09/01/27    12/03/2021     $8,000,000     $100.00   $8,000,000    $8,000,000     0.19%


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................   $   23,640,819
Capital gains...................................               --
Return of capital...............................               --

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      388,091
Accumulated capital and other gain (loss).......      (12,700,189)
Net unrealized appreciation (depreciation)......           68,311

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of April 30,
2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $12,700,189.

During the taxable year ended October 31, 2021, the Fund utilized non-expiring capital loss carryforwards in the amount of $3,785,668.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross           Gross        Net Unrealized
                               Unrealized      Unrealized      Appreciation
               Tax Cost       Appreciation   (Depreciation)   (Depreciation)
           ----------------   ------------   --------------   ---------------
           $  4,183,272,231   $    315,785   $  (27,697,703)  $   (27,381,918)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual unitary management fee equal to
0.45% of its average daily net assets. Pursuant to two separate contractual agreements, First Trust has agreed to waive management fees of 0.20% of average daily net assets until March 1, 2023. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2023. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First
Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust; however, it is expected to remain in place at least until March 1, 2023. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months ended April 30, 2022, the Advisor waived fees of $4,140,104.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

                                                                         Page 33

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund a defined-outcome fund, or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2022, were $0 and $56,811,533, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30 2022, were
$12,930,289 and $946,331,045, respectively.

For the six months ended April 30, 2022, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 35

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 37

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process,


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2022 (UNAUDITED)

including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 39

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust High Income Strategic Focus ETF (HISF)
(formerly First Trust Strategic Income ETF (FDIV))

Semi-Annual Report
For the Six Months Ended
April 30, 2022


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--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust High Income Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust High Income Strategic Focus ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

The First Trust High Income Strategic Focus ETF's (the "Fund"), formerly First
Trust Strategic Income ETF, primary investment objective is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds ("Underlying ETFs") that is designed to follow the High Income Model (the
"High Income Model") developed by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor"). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First
Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs. Shares of the Fund are listed on The
Nasdaq Stock Market LLC under the ticker symbol "HISF."

Prior to February 28, 2022, the Fund was a multi-manager, multi-strategy actively managed exchange-traded fund. The following served as investment sub-advisors to the Fund: First Trust Global Portfolios Limited ("FTGP"); Energy
Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and
Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the
"Sub-Advisors"). The Advisor's Investment Committee determined the Fund's strategic allocation among various general investment categories and allocated the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor (each, a "Management Team"), which employed their respective investment strategies. The Fund sought to achieve its objectives by having each Management Team focus on those securities within its respective investment category. The Fund added or removed investment categories or
Management Teams at the discretion of the Advisor.

The Fund's investment categories were: (i) high-yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging market countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts.
The Management Teams utilized a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams sought exposure to these asset classes directly or through investments in ETFs.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                             6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                              Ended         Ended        Ended       (8/13/14)        Ended       (8/13/14)
                                             4/30/22       4/30/22      4/30/22      to 4/30/22      4/30/22      to 4/30/22
FUND PERFORMANCE
NAV                                           -5.36%       -2.96%        2.53%          3.23%        13.31%         27.74%
Market Price                                  -5.47%       -2.90%        2.56%          3.23%        13.49%         27.76%

INDEX PERFORMANCE
Blended Index(2)                              -8.79%       -7.45%        1.96%          2.38%        10.19%         19.87%
Bloomberg U.S. Aggregate
   Bond Index                                 -9.47%       -8.51%        1.20%          1.61%         6.15%         13.10%
Russell 3000(R) Index                        -11.75%       -3.11%       13.01%         11.84%        84.32%        137.01%
Prior Blended Index(3)                        -3.67%       -0.69%        3.97%          3.81%        21.49%         33.41%
------------------------------------------------------------------------------------------------------------------------------------


On February 28, 2022, the Fund changed its principal investment strategies.
Therefore, the Fund's performance and historical returns shown above are not necessarily indicative of the performance that the Fund, under its current strategy, would have generated.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

(2)   The Blended Index is comprised of the Bloomberg US Aggregate Bond Index
      (the "Agg") (70%) and the ICE BofA U.S. High Yield Constrained Index
      (30%).

(3)   The Prior Blended Index is equally weighted to include these six indices:
      the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA
      Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index,
      Bloomberg EM USD Aggregate Index and Bloomberg U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Prior
      Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each to account for divergence from that percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Prior Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               AUGUST 13, 2014 - APRIL 30, 2022

            First Trust High Income      Blended         Bloomberg U.S.         Russell 3000(R)      Prior Blended
              Strategic Focus ETF         Index       Aggregate Bond Index           Index               Index
8/13/14             $10,000              $10,000            $10,000                 $10,000             $10,000
10/31/14             10,177               10,053             10,080                  10,371              10,129
4/30/15              10,330               10,246             10,288                  10,863              10,191
10/31/15              9,989               10,133             10,280                  10,837               9,735
4/30/16              10,436               10,406             10,571                  10,844              10,006
10/31/16             10,856               10,755             10,731                  11,297              10,446
4/30/17              11,275               10,878             10,659                  12,859              10,981
10/31/17             11,442               11,112             10,827                  14,006              11,058
4/30/18              11,340               10,959             10,625                  14,537              11,029
10/31/18             11,303               10,982             10,605                  14,929              11,093
4/30/19              12,100               11,591             11,187                  16,379              11,766
10/31/19             12,502               12,146             11,826                  16,942              11,977
4/30/20              11,156               12,279             12,401                  16,208              10,915
10/31/20             11,604               12,785             12,558                  18,662              11,270
4/30/21              13,166               12,952             12,367                  24,462              13,434
10/31/21             13,499               13,141             12,498                  26,854              13,849
4/30/22              12,775               11,987             11,314                  23,699              13,341


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust High Income Strategic Focus ETF (the "Fund" or
"HISF"). Prior to February 28, 2022, the following served as investment sub-advisors (each, a "Sub-Advisor") to the Fund: First Trust Global Portfolios
Limited ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC
("Stonebridge"); and Richard Bernstein Advisors LLC ("RBA"). The Advisor's
Investment Committee determined the Fund's strategic allocation among various general investment categories and allocated the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a Sub-Advisor, which employed their respective investment strategies. As of March 1, 2022,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST;
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST;
CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST;
WILLIAM HOUSEY, CFA, MANAGING DIRECTOR OF FIXED INCOME OF FIRST TRUST; AND
STEVE COLLINS, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust High Income Strategic Focus ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 NOVEMBER 1, 2021     APRIL 30, 2022     PERIOD (a) (b)     PERIOD (b) (c)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
Actual                                              $1,000.00           $  946.40            0.38%              $1.83
Hypothetical (5% return before expenses)            $1,000.00           $1,022.91            0.38%              $1.91


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)

   SHARES                 DESCRIPTION                  VALUE
-------------  ----------------------------------  --------------
               EXCHANGE-TRADED FUNDS -- 99.5%
               CAPITAL MARKETS -- 99.5%
      136,685  First Trust Emerging Markets
                  Local Currency Bond
                  ETF (a)                          $    3,829,914
      142,112  First Trust Institutional
                  Preferred Securities and
                  Income ETF (a)                        2,680,232
      225,028  First Trust Low Duration
                  Opportunities ETF (a)                10,963,364
      116,986  First Trust Senior Loan
                  Fund (a)                              5,498,342
      241,506  First Trust Tactical High Yield
                  ETF (a)                              10,503,096
      222,128  First Trust TCW Opportunistic
                  Fixed Income ETF (a)                 10,566,629
      195,170  iShares 0-5 Year Investment
                  Grade Corporate Bond ETF              9,508,682
                                                   --------------

               TOTAL INVESTMENTS -- 99.5%              53,550,259
               (Cost $56,478,884)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                     266,544
                                                   --------------
               NET ASSETS -- 100.0%                $   53,816,803
                                                   ==============

(a)  Investment in an affiliated fund.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2022           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*...........................    $    53,550,259    $    53,550,259    $            --    $            --
                                                     ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

Page 6                  See Notes to Financial Statements


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated...................................     $      9,508,682
Investments, at value - Affiliated.....................................           44,041,577
                                                                            ----------------
Total investments, at value............................................           53,550,259
Cash...................................................................              264,523
Receivables:
   Interest............................................................                7,631
   Reclaims............................................................                3,724
                                                                            ----------------
   Total Assets........................................................           53,826,137
                                                                            ----------------
LIABILITIES:
Investment advisory fees payable.......................................                9,334
                                                                            ----------------
   Total Liabilities...................................................                9,334
                                                                            ----------------
NET ASSETS.............................................................     $     53,816,803
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     61,981,227
Par value..............................................................               11,500
Accumulated distributable earnings (loss)..............................           (8,175,924)
                                                                            ----------------
NET ASSETS.............................................................     $     53,816,803
                                                                            ================
NET ASSET VALUE, per share.............................................     $          46.80
                                                                            ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,150,002
                                                                            ================
Investments, at cost - Unaffiliated....................................     $      9,734,330
                                                                            ================
Investments, at cost - Affiliated......................................     $     46,744,554
                                                                            ================
Total investments, at cost.............................................     $     56,478,884
                                                                            ================


                        See Notes to Financial Statements                 Page 7


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Dividends - Unaffiliated...............................................     $        407,646
Dividends - Affiliated.................................................              735,977
Interest...............................................................                1,445
Foreign withholding tax................................................               (6,053)
                                                                            ----------------
   Total investment income.............................................            1,139,015
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................              221,069
                                                                            ----------------
   Total expenses......................................................              221,069
   Less fees waived by the investment advisor..........................              (92,982)
                                                                            ----------------
   Net expenses........................................................              128,087
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            1,010,928
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................           (1,150,659)
   Investments - Affiliated............................................           (1,377,499)
   In-kind redemptions - Unaffiliated..................................            2,399,131
   In-kind redemptions - Affiliated....................................             (175,712)
   Futures contracts...................................................              (12,821)
   Foreign currency transactions.......................................                 (526)
                                                                            ----------------
Net realized gain (loss)...............................................             (318,086)
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................           (2,601,597)
   Investments - Affiliated............................................           (2,000,500)
   Futures contracts...................................................                 (741)
   Foreign currency translation........................................                  757
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................           (4,602,081)
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (4,920,167)
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (3,909,239)
                                                                            ================


Page 8                  See Notes to Financial Statements


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                   YEAR
                                                                               4/30/2022                ENDED
                                                                              (UNAUDITED)             10/31/2021
                                                                            ----------------       ----------------
OPERATIONS:
Net investment income (loss)...........................................     $      1,010,928       $      2,011,416
Net realized gain (loss)...............................................             (318,086)             6,369,796
Net increase from payment by the advisor...............................                   --                  1,758
Net change in unrealized appreciation (depreciation)...................           (4,602,081)             2,091,269
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting from operations........           (3,909,239)            10,474,239
                                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................           (1,238,652)            (2,628,954)
                                                                            ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           57,121,510             72,475,535
Cost of shares redeemed................................................          (68,634,201)           (70,562,092)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting........................
   from shareholder transactions.......................................          (11,512,691)             1,913,443
                                                                            ----------------       ----------------
Total increase (decrease) in net assets................................          (16,660,582)             9,758,728

NET ASSETS:
Beginning of period....................................................           70,477,385             60,718,657
                                                                            ----------------       ----------------
End of period..........................................................     $     53,816,803       $     70,477,385
                                                                            ================       ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            1,400,002              1,350,002
Shares sold............................................................            1,150,000              1,500,000
Shares redeemed........................................................           (1,400,000)            (1,450,000)
                                                                            ----------------       ----------------
Shares outstanding, end of period......................................            1,150,002              1,400,002
                                                                            ================       ================


                        See Notes to Financial Statements                 Page 9


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                             ENDED                            YEAR ENDED OCTOBER 31,
                                           4/30/2022    -------------------------------------------------------------------
                                          (UNAUDITED)      2021          2020          2019          2018          2017
                                          -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period       $   50.34     $   44.98     $   50.62     $   47.72     $   50.68     $   49.89
                                           ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.61          1.47          1.46          1.63          1.69          1.56
Net realized and unrealized gain (loss)        (3.27)         5.80 (a)     (5.07)         3.34         (2.26)         1.10 (b)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations               (2.66)         7.27         (3.61)         4.97         (0.57)         2.66
                                           ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.88)        (1.91)        (1.97)        (2.07)        (2.10)        (1.65)
Net realized gain                                 --            --            --            --            --         (0.22)
Return of capital                                 --            --         (0.06)           --         (0.29)           --
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total distributions                            (0.88)        (1.91)        (2.03)        (2.07)        (2.39)        (1.87)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period             $   46.80     $   50.34     $   44.98     $   50.62     $   47.72     $   50.68
                                           =========     =========     =========     =========     =========     =========
TOTAL RETURN (c)                               (5.36)%       16.33% (a)    (7.19)%       10.60%        (1.21)%        5.40% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  53,817     $  70,477     $  60,719     $  91,120     $  83,504     $  96,286
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (d)                                   0.65% (e)     0.85%         0.85%         0.85%         0.86% (f)     0.85%
Ratio of net expenses to average net
   assets (d)                                   0.38% (e)     0.42%         0.46%         0.50%         0.50% (f)     0.52%
Ratio of net investment income (loss) to
   average net assets                           2.99% (e)     2.94%         3.08%         3.21%         3.40%         3.10%
Portfolio turnover rate (g)                      108%          101%          118%           91%          113%          119%


(a)   The Fund received a reimbursement from the Advisor in the amount of $1,758 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(b)   The Fund received a reimbursement from the Advisor in the amount of $3,457 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.49%, respectively.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 10                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust High Income Strategic Focus ETF (formerly known as
First Trust Strategic Income ETF) (the "Fund"), which trades under the ticker
"HISF" (formerly "FDIV") on The Nasdaq Stock Market LLC ("Nasdaq"). Effective
February 28, 2022, the Fund's name and ticker changed to its current name and ticker. The Fund's CUSIP did not change. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value
("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds ("Underlying ETFs") that is designed to follow the High Income Model (the "High Income Model") developed by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund, through its investments in the Underlying ETFs comprising the High
Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First
Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.

Prior to February 28, 2022, the Fund was a multi-manager, multi-strategy actively managed exchange-traded fund. The following served as investment sub-advisors to the Fund: First Trust Global Portfolios Limited ("FTGP"); Energy
Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and
Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the
"Sub-Advisors"). The Advisor's Investment Committee determined the Fund's strategic allocation among various general investment categories and allocated the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor (each, a "Management Team"), which employed their respective investment strategies. The Fund sought to achieve its objectives by having each Management Team focus on those securities within its respective investment category. The Fund added or removed investment categories or
Management Teams at the discretion of the Advisor.

The Fund's investment categories were: (i) high-yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging market countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts.
The Management Teams utilized a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams sought exposure to these asset classes directly or through investments in ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Exchange-traded funds, common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding
      Nasdaq and the London Stock Exchange Alternative Investment Market
      ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;

            2)    the liquidity conditions in the relevant market and changes thereto;

            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);

            4)    issuer-specific conditions (such as significant credit
                  deterioration); and

            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;
            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the issuer;
            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;
            6)    the information as to any transactions in or offers for the security;
            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
            8)    the coupon payments;
            9)    the quality, value and salability of collateral, if any,
                  securing the security;
           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);
           11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's
                  government leaders/officials (for sovereign debt only);
           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FUTURES CONTRACTS

Prior to February 28, 2022, the Fund purchased or sold (i.e., is long or short)
exchange-listed futures contracts to hedge against changes in interest rates
(interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the
Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the
Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in "Net change in unrealized appreciation (depreciation) on investments
- Unaffiliated" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.
The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments -
Unaffiliated" on the Statement of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

E. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at April 30, 2022 and for the six months then ended are as follows:


                                                                               CHANGE IN
                       SHARES        VALUE                                     UNREALIZED      REALIZED        VALUE
                         AT           AT                                      APPRECIATION       GAIN           AT        DIVIDEND
   SECURITY NAME      4/30/2022   10/31/2021     PURCHASES       SALES       (DEPRECIATION)     (LOSS)       4/30/2022     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF             136,685   $ 6,342,663   $ 3,541,746   $ (5,310,219)  $      (90,449)  $  (653,827)  $ 3,829,914   $ 137,732

First Trust
   Institutional
   Preferred
   Securities and
   Income ETF           142,112     2,140,432     2,479,774     (1,706,996)        (222,567)      (10,411)    2,680,232      57,273

First Trust
   Low Duration
   Opportunities
   ETF                  225,028     4,096,540    10,413,676     (3,332,204)        (207,114)       (7,534)   10,963,364      56,696

First Trust
   Preferred
   Securities
   and Income ETF            --     6,433,669     6,003,771    (11,952,349)        (145,646)     (339,445)           --     108,431

First Trust
   Senior Loan ETF      116,986    13,753,384    12,377,576    (20,361,436)         (37,467)     (233,715)    5,498,342     232,674

First Trust
   Tactical High
   Yield ETF            241,506            --    14,141,370     (3,109,239)        (528,739)         (296)   10,503,096      97,712

First Trust
   TCW
   Opportunistic
   Fixed Income ETF     222,128            --    28,552,857    (16,909,727)        (768,518)     (307,983)   10,566,629      45,459
                                  -----------   -----------   ------------   --------------   -----------   -----------   ---------
Total Investments
   in Affiliates                  $32,766,688   $77,510,770   $(62,682,170)  $   (2,000,500)  $(1,553,211)  $44,041,577   $ 735,977
                                  ===========   ===========   ============   ==============   ===========   ===========   =========


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................   $ 2,628,954
Capital gains...................................            --
Return of capital...............................            --

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $        --
Accumulated capital and other gain (loss).......    (4,077,444)
Net unrealized appreciation (depreciation)......     1,049,411

                                                                         Page 15


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of April 30,
2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $4,077,444. During the taxable year ended October 31, 2021, the
Fund utilized capital loss carryforwards in the amount of $1,776,346.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross             Gross        Net Unrealized
                              Unrealized        Unrealized       Appreciation
             Tax Cost        Appreciation     (Depreciation)    (Depreciation)
          ---------------   ---------------   ---------------   ---------------
          $    56,478,884   $            --   $    (2,928,625)  $    (2,928,625)


H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

Pursuant to contractual agreement, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund
(excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses but including acquired fund fees and expenses)
exceed 0.87% of its average daily net assets (the "Expense Cap") at least through March 1, 2023. Expenses reimbursed and fees waived under such agreement are not subject to recovery by the First Trust.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

Prior to February 28, 2022, the Fund and First Trust retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust executed all transactions on behalf of the Fund, with the exception of the securities that were selected by FTGP. EIP, an affiliate of First Trust, provided recommendations regarding the selection of MLP securities for the
Fund's investment portfolio and provided ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP. EIP exercised discretion only with respect to assets of the Fund allocated to EIP by the Advisor. FTGP, an affiliate of
First Trust, selected international sovereign debt securities for the Fund's investment portfolio and provided ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP.
RBA provided recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. RBA exercised discretion only with respect to assets allocated to
RBA by the Advisor. Stonebridge, an affiliate of First Trust, provided recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the former Investment Management Agreement between the Trust and
Advisor, First Trust supervised the Sub-Advisors and their management of the investment of the Fund's assets and paid EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. EIP and FTGP each received a sub-advisory fee from First Trust equal to 40% of any remaining monthly investment management fee paid to First Trust for the average daily net assets allocated to the Sub-Advisor after the average Fund expenses accrued during the most recent twelve months were subtracted from the investment management fee in a given month. RBA and Stonebridge each received annual sub-advisory fees equal to 0.20% of the average daily net assets on the assets of the Fund allocated to the Sub-Advisor by First Trust. First Trust was also responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment
Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses") with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund paid First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. The total of the unitary management fee, acquired fund fees and expenses, and other excluded expenses represents the Fund's total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust were reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies were advised by First Trust. During the six months ended April 30, 2022, the Advisor waived fees of $92,982.

During the fiscal year ended October 31, 2021, the Fund received a reimbursement from the Advisor of $1,758 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                                                                         Page 17

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions for the six months ended April 30, 2022, were $0 and $77,267,022, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S.
Government securities, excluding short-term investments and in-kind transactions for the six months ended April 30, 2022, were $378,337 and $72,532,714, respectively.

For the six months ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $49,685,071 and $65,002,577, respectively.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENTS OF OPERATIONS LOCATION                  INTEREST RATE RISK
---------------------------------------------------------------------
Net realized gain (loss) on futures contracts         $   (12,821)
Net change in unrealized appreciation
   (depreciation) on futures contracts                       (741)

During the six months ended April 30, 2022, the notional value of futures contracts opened and closed were $2,042,970 and $2,575,792, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 19

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

At a special meeting of shareholders held on February 22, 2022, shareholders of the Fund voted to approve certain changes to the Fund's principal investment strategies. Those changes resulted in the conversion of the Fund from its previous multi-manager, multi-strategy actively managed investment strategy, to its current fund-of-funds actively managed investment strategy that follows
First Trust's First Trust High Income Model. The new investment strategy resulted in a reduction of the Fund's management fee from 0.85% of average daily net assets to 0.20% of average daily net assets; however, the Fund now incurs acquired fund fees and expenses and its total fees and expenses are subject to a cap of 0.87% of average daily net assets. Concurrently with the implementation of those changes, the Fund's name changed from First Trust Strategic Income ETF to First Trust High Income Strategic Focus ETF. The number of shares voted in favor of the proposal was 370,690, the number voted against was 7,630, and the number of abstentions was 94,434.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

                                                                         Page 21

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2022 (UNAUDITED)

custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 23


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Semi-Annual Report
For the Six Months Ended
April 30, 2022


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Low Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the advisor. James Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities
(CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan's principal and paying the loan's interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits
(REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund will limit its investment in
Mortgage-Related Investments that are neither issued nor guaranteed by the U.S.
government or its agencies or instrumentalities to 20% of its net assets
(including investment borrowings). The Fund may invest up to 40% of its net assets (including investment borrowings), in the aggregate, in (i) cash, cash equivalents and short-term investments and (ii) non-mortgage direct obligations of the U.S. government and other non-mortgage securities issued and/or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest up to 5% of its net assets (including investment borrowings) in asset-backed securities ("ABS") (other than Mortgage-Related Investments) that are not issued and/or guaranteed by Government Entities. However, the Fund's investments in (a) Mortgage-Related Investments that are not issued and/or guaranteed by Government Entities and (b) ABS may not, in the aggregate, exceed
20% of the Fund's net assets (including investment borrowings). Although the
Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as
"junk" bonds, or unrated securities that have not been judged by the advisor to be of comparable quality to rated investment grade securities.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                              6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                               Ended         Ended        Ended       (11/4/14)        Ended       (11/4/14)
                                              4/30/22       4/30/22      4/30/22      to 4/30/22      4/30/22      to 4/30/22
FUND PERFORMANCE
NAV                                            -2.36%       -2.74%        1.10%         2.25%          5.60%         18.13%
Market Price                                   -2.50%       -2.92%        1.05%         2.24%          5.39%         18.04%

INDEX PERFORMANCE
ICE BofA 1-5 Year US Treasury
   & Agency Index                              -4.18%       -4.68%        0.92%         0.99%          4.71%          7.62%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                            % OF NET
FUND ALLOCATION                              ASSETS
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                          85.6%
Mortgage-Backed Securities                    13.3
Asset-Backed Securities                        4.6
Exchange-Traded Funds                          0.0*
Money Market Funds                             8.0
Put Options Purchased                          0.0*
U.S. Government Agency Mortgage-
   Backed Securities Sold Short              (21.2)
Written Options                               (0.0)*
Net Other Assets and Liabilities(1)            9.7
                                            -------
     Total                                   100.0%
                                            =======

-----------------------------------------------------------
                                        % OF TOTAL LONG
                                          FIXED-INCOME
CREDIT QUALITY(3)                      INVESTMENTS & CASH
-----------------------------------------------------------
Government and Agency                         70.7%
AAA                                            3.5
AA+                                            0.2
AA                                             0.3
A                                              0.3
A-                                             0.2
BBB                                            0.6
BBB-                                           0.2
BB                                             0.0*
BB-                                            0.2
B-                                             0.1
Not Rated                                      9.1
Cash and Cash Equivalents                     14.6
                                            -------
     Total                                  100.00%
                                            =======

*  Amount is less than 0.1%.

-----------------------------------------------------------
                                        % OF LONG-TERM
TOP TEN HOLDINGS                        INVESTMENTS(2)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 4.00%, 6/15/52                    4.8%
Federal National Mortgage Association,
   Pool TBA, 4.50%, 6/15/52                    4.1
Federal National Mortgage Association,
   Pool TBA, 4.00%, 7/15/52                    2.6
Federal National Mortgage Association,
   Pool TBA, 1.50%, 6/15/52                    1.3
Federal National Mortgage Association,
   Pool TBA, 3.00%, 5/15/52                    1.1
Federal Home Loan Mortgage Corporation,
   Series SNEX-2019, Class PR1, 2.50%,
   2/1/42                                      1.0
Federal National Mortgage Association,
   Pool FS1524, 2.50%, 4/1/42                  1.0
Federal National Mortgage Association,
   Pool TBA, 2.50%, 6/15/52                    1.0
Federal National Mortgage Association,
   Pool FM3047, 4.00%, 4/1/45                  0.9
Federal National Mortgage Association,
   Pool FS0697, 2.50%, 2/1/42                  0.9
                                            -------
     Total                                    18.7%
                                            =======

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
April 30, 2022                             1.6 Years
High - April 30, 2022                      1.6 Years
Low - December 31, 2021                    0.7 Years

-----------------------------
(1)   Includes variation margin on futures contracts.

(2)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(3)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government and Agency." Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 4, 2014 - APRIL 30, 2022

            First Trust Low Duration     ICE BofA 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205
10/31/18             11,368                      10,273
4/30/19              11,635                      10,578
10/31/19             11,923                      10,867
4/30/20              11,990                      11,290
10/31/20             12,101                      11,314
4/30/21              12,146                      11,290
10/31/21             12,099                      11,232
4/30/22              11,813                      10,762


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JAMES SNYDER - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2014.

                                                                          Page 5


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE       DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 NOVEMBER 1, 2021    APRIL 30, 2022     PERIOD (a)      PERIOD (a) (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00          $  976.40           0.65%            $3.19
Hypothetical (5% return before expenses)            $1,000.00          $1,021.57           0.65%            $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 85.6%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 30.9%
                  Federal Home Loan Mortgage Corporation
$          2,670     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...........      1.70%       04/15/23    $          2,679
           2,591     Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury
                        Rate - 0.65% (a)..........................................      1.51%       08/15/23               2,577
          24,676     Series 1993-1579, Class PM...................................      6.70%       09/15/23              25,174
          24,803     Series 1993-1630, Class PK...................................      6.00%       11/15/23              25,402
           1,211     Series 1993-1643, Class PK...................................      6.50%       12/15/23               1,230
          70,932     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........      2.05%       04/15/24              71,604
           1,133     Series 1998-2089, Class PJ, IO...............................      7.00%       10/15/28                 100
           4,607     Series 1998-2102, Class Z....................................      6.00%       12/15/28               4,872
              80     Series 2001-2365, Class LO, PO...............................       (b)        09/15/31                  80
          16,605     Series 2002-2405, Class BF...................................      7.00%       03/25/24              16,970
         150,747     Series 2002-2410, Class OG...................................      6.38%       02/15/32             167,177
          94,069     Series 2002-2427, Class GE...................................      6.00%       03/15/32             101,863
         154,183     Series 2002-2437, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        7.90% (c).................................................      7.35%       01/15/29              12,406
         194,371     Series 2003-2557, Class HL...................................      5.30%       01/15/33             205,417
         103,400     Series 2003-2564, Class AC...................................      5.50%       02/15/33             109,008
         283,526     Series 2003-2574, Class PE...................................      5.50%       02/15/33             302,651
         119,292     Series 2003-2577, Class LI, IO...............................      5.50%       02/15/33              16,208
         993,000     Series 2003-2581, Class LL...................................      5.25%       03/15/33           1,044,444
          51,276     Series 2003-2586, Class TG...................................      5.50%       03/15/23              51,671
          33,856     Series 2003-2597, Class AE...................................      5.50%       04/15/33              35,016
       1,237,000     Series 2003-2613, Class LL...................................      5.00%       05/15/33           1,293,274
         255,924     Series 2003-2626, Class ZW...................................      5.00%       06/15/33             237,416
         557,914     Series 2003-2626, Class ZX...................................      5.00%       06/15/33             548,714
          27,000     Series 2003-2676, Class LL...................................      5.50%       09/15/33              28,210
         430,178     Series 2004-2771, Class NL...................................      6.00%       03/15/34             459,903
         349,141     Series 2004-2793, Class PE...................................      5.00%       05/15/34             367,825
         844,559     Series 2004-2801, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.05% (c).................................................      6.50%       07/15/32              84,324
         135,287     Series 2004-2835, Class QY, IO, 1 Mo. LIBOR (x) -1 +
                        7.90% (c).................................................      7.35%       12/15/32              16,473
         105,744     Series 2004-2890, Class ZA...................................      5.00%       11/15/34             111,423
         618,530     Series 2004-2891, Class ZA...................................      6.50%       11/15/34             757,900
         371,785     Series 2004-2907, Class DZ...................................      4.00%       12/15/34             371,208
       1,109,843     Series 2005-233, Class 12, IO, STRIPS........................      5.00%       09/15/35             156,905
         808,055     Series 2005-234, Class IO, IO, STRIPS........................      4.50%       10/01/35             115,048
         785,000     Series 2005-2973, Class GE...................................      5.50%       05/15/35             867,294
         117,889     Series 2005-3031, Class BI, IO, 1 Mo. LIBOR (x) -1 +
                        6.69% (c).................................................      6.14%       08/15/35              16,767
       2,250,005     Series 2005-3054, Class ZW...................................      6.00%       10/15/35           2,361,700
          22,155     Series 2005-3074, Class ZH...................................      5.50%       11/15/35              25,478
         246,599     Series 2006-238, Class 8, IO, STRIPS.........................      5.00%       04/15/36              42,405
         225,948     Series 2006-243, Class 11, IO, STRIPS (d)....................      7.00%       08/15/36              40,498
          67,909     Series 2006-3117, Class ZU...................................      6.00%       02/15/36              82,631
          24,083     Series 2006-3150, Class DZ...................................      5.50%       05/15/36              25,826
       1,230,613     Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)..........      0.90%       05/15/36           1,230,425
       2,760,979     Series 2006-3196, Class ZK...................................      6.50%       04/15/32           3,237,388
       1,295,548     Series 2006-3210, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (c).................................................      6.05%       09/15/36             163,100
         401,388     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..........      0.95%       04/15/32             404,463


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        915,220     Series 2007-3262, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        6.41% (c).................................................      5.86%       01/15/37    $         57,630
          36,275     Series 2007-3274, Class B....................................      6.00%       02/15/37              38,118
         202,504     Series 2007-3322, Class NF, 1 Mo. LIBOR (x) 2,566.67 -
                        16,683.33%, 0.00% Floor (a)...............................      0.00%       05/15/37             196,272
          34,779     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..........      0.85%       07/15/37              34,619
          43,635     Series 2007-3349, Class MY...................................      5.50%       07/15/37              45,627
          79,081     Series 2007-3360, Class CB...................................      5.50%       08/15/37              83,569
       1,022,884     Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)..........      1.17%       10/15/47           1,039,052
          74,070     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..........      0.90%       11/15/36              72,135
         203,189     Series 2008-3406, Class B....................................      6.00%       01/15/38             213,014
         103,726     Series 2008-3413, Class B....................................      5.50%       04/15/37             108,415
         247,889     Series 2008-3420, Class AZ...................................      5.50%       02/15/38             263,076
         169,265     Series 2008-3448, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (c).................................................      5.50%       05/15/38               4,594
       2,565,310     Series 2009-3522, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.55%       04/15/39             270,924
          29,406     Series 2009-3523, Class SD, 1 Mo. LIBOR (x) -2.75 +
                        19.66% (c)................................................      8.14%       06/15/36              31,497
       1,235,831     Series 2009-3542, Class ZP...................................      5.00%       06/15/39           1,307,299
         177,000     Series 2009-3550, Class LL...................................      4.50%       07/15/39             179,396
         752,561     Series 2009-3563, Class ZP...................................      5.00%       08/15/39             825,471
       1,586,569     Series 2009-3572, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.80% (c).................................................      6.25%       09/15/39             135,506
          33,581     Series 2009-3585, Class QZ...................................      5.00%       08/15/39              33,026
         124,990     Series 2009-3587, Class FX, 1 Mo. LIBOR + 0.00% (a)..........      0.55%       12/15/37             113,651
         491,065     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)...........      0.73%       03/15/36             491,935
       1,343,473     Series 2009-3605, Class NC...................................      5.50%       06/15/37           1,441,357
         500,000     Series 2010-3622, Class PB...................................      5.00%       01/15/40             517,248
         421,984     Series 2010-3632, Class BS, 1 Mo. LIBOR (x) -3.33 +
                        17.50% (c)................................................     15.65%       02/15/40             483,723
         107,000     Series 2010-3645, Class WD...................................      4.50%       02/15/40             102,650
         634,855     Series 2010-3667, Class PL...................................      5.00%       05/15/40             646,960
          68,766     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..........      1.15%       07/15/40              69,278
         663,521     Series 2010-3704, Class ED...................................      4.00%       12/15/36             670,494
         400,000     Series 2010-3714, Class PB...................................      4.75%       08/15/40             424,008
         424,808     Series 2010-3735, Class IK, IO...............................      3.50%       10/15/25              15,635
          77,569     Series 2010-3735, Class JI, IO...............................      4.50%       10/15/30               7,994
         227,884     Series 2010-3740, Class SC, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       10/15/40              35,539
         149,733     Series 2010-3770, Class GZ...................................      4.50%       10/15/40             153,067
          37,405     Series 2011-3795, Class ED...................................      3.00%       10/15/39              37,471
         600,000     Series 2011-3796, Class PB...................................      5.00%       01/15/41             633,171
         214,176     Series 2011-3819, Class ZQ...................................      6.00%       04/15/36             234,637
       3,677,067     Series 2011-3820, Class GZ...................................      5.00%       03/15/41           3,900,049
         300,000     Series 2011-3820, Class NC...................................      4.50%       03/15/41             312,928
         153,801     Series 2011-3828, Class SY, 1 Mo. LIBOR (x) -3 +
                        13.20% (c)................................................     11.54%       02/15/41             145,853
         636,419     Series 2011-3841, Class JZ...................................      5.00%       04/15/41             676,025
         103,547     Series 2011-3842, Class BS, 1 Mo. LIBOR (x) -5 +
                        22.75% (c)................................................     20.47%       04/15/41             131,090
         300,000     Series 2011-3844, Class PC...................................      5.00%       04/15/41             325,335


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        507,114     Series 2011-3852, Class SW, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       05/15/41    $         67,622
       3,310,252     Series 2011-3860, Class PZ...................................      5.00%       05/15/41           3,467,097
         525,000     Series 2011-3890, Class ME...................................      5.00%       07/15/41             562,165
       1,387,000     Series 2011-3895, Class PW...................................      4.50%       07/15/41           1,420,835
       1,836,677     Series 2011-3925, Class ZD...................................      4.50%       09/15/41           1,951,097
       9,805,101     Series 2011-3954, Class GS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       11/15/41           1,468,444
         360,332     Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       08/15/42              49,446
      10,618,510     Series 2012-272, Class PO, PO, STRIPS........................       (b)        08/15/42           8,794,141
       7,765,218     Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       09/15/42           1,038,161
         401,638     Series 2012-3999, Class WA (d)...............................      5.55%       08/15/40             425,975
       1,878,000     Series 2012-4000, Class PY...................................      4.50%       02/15/42           1,846,132
          45,312     Series 2012-4012, Class GC...................................      3.50%       06/15/40              45,387
          25,955     Series 2012-4015, Class KB...................................      1.75%       05/15/41              24,695
         368,907     Series 2012-4021, Class IP, IO...............................      3.00%       03/15/27              17,226
       1,125,292     Series 2012-4026, Class GZ...................................      4.50%       04/15/42           1,212,860
         637,046     Series 2012-4030, Class IL, IO...............................      3.50%       04/15/27              33,233
         653,595     Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)..........      0.63%       07/15/37             652,225
       1,206,800     Series 2012-4054, Class AI, IO...............................      3.00%       04/15/27              53,481
       3,833,667     Series 2012-4057, Class ZC...................................      3.50%       06/15/42           3,807,584
       1,107,962     Series 2012-4077, Class TS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       05/15/41             152,397
         656,711     Series 2012-4090, Class YZ...................................      4.50%       08/15/42             677,685
          27,337     Series 2012-4097, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.55%       08/15/42               4,209
       2,820,559     Series 2012-4097, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (c).................................................      5.50%       08/15/42             446,685
       2,447,000     Series 2012-4098, Class PE...................................      4.00%       08/15/42           2,349,418
         289,923     Series 2012-4103, Class HI, IO...............................      3.00%       09/15/27              15,607
          34,078     Series 2012-4116, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.15% (c).................................................      5.60%       10/15/42               5,726
       1,192,485     Series 2012-4121, Class HI, IO...............................      3.50%       10/15/27              66,784
       1,336,638     Series 2012-4132, Class AI, IO...............................      4.00%       10/15/42             226,405
         319,937     Series 2012-4136, Class TU, IO, 1 Mo. LIBOR (x) -22.50 +
                        139.50%, 4.50% Cap (c)....................................      4.50%       08/15/42              54,909
         371,782     Series 2012-4145, Class YI, IO...............................      3.00%       12/15/27              20,478
         245,349     Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       01/15/43              38,797
       6,127,921     Series 2013-303, Class C12, IO, STRIPS.......................      4.00%       12/15/32             655,080
         348,723     Series 2013-303, Class C2, IO, STRIPS........................      3.50%       01/15/28              20,903
      13,418,765     Series 2013-303, Class C33, IO, STRIPS.......................      4.50%       01/15/43           2,509,046
       3,452,167     Series 2013-304, Class C19, IO, STRIPS.......................      5.00%       06/15/42             814,340
         271,513     Series 2013-304, Class C37, IO, STRIPS.......................      3.50%       12/15/27              12,564
       1,199,467     Series 2013-304, Class C40, IO, STRIPS.......................      3.50%       09/15/26              52,528
      11,653,496     Series 2013-311, Class PO, PO, STRIPS........................       (b)        08/15/43           9,654,320
       1,145,103     Series 2013-4151, Class DI, IO...............................      3.50%       11/15/31              51,024
       3,149,334     Series 2013-4154, Class IB, IO...............................      3.50%       01/15/28             181,728
       8,316,472     Series 2013-4170, Class CO, PO...............................       (b)        11/15/32           7,131,446
         905,000     Series 2013-4176, Class HE...................................      4.00%       03/15/43             915,328


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        732,650     Series 2013-4177, Class GL...................................      3.00%       03/15/33    $        707,728
       3,955,409     Series 2013-4193, Class AI, IO...............................      3.00%       04/15/28             239,459
         826,035     Series 2013-4193, Class PB...................................      4.00%       04/15/43             831,355
       1,210,675     Series 2013-4203, Class US, 1 Mo. LIBOR (x) -1.50 +
                        6.00% (c).................................................      5.17%       05/15/33             979,486
         500,000     Series 2013-4211, Class PB...................................      3.00%       05/15/43             475,039
          11,838     Series 2013-4226, Class NS, 1 Mo. LIBOR (x) -3 +
                        10.50% (c)................................................      9.13%       01/15/43              10,263
       1,450,000     Series 2013-4247, Class AY...................................      4.50%       09/15/43           1,532,647
         701,641     Series 2013-4261, Class GS, 1 Mo. LIBOR (x) -2.75 +
                        10.98% (c)................................................      9.46%       01/15/41             688,519
         394,901     Series 2013-4265, Class IB, IO...............................      4.50%       12/15/24              13,559
          33,796     Series 2014-4300, Class IM, IO...............................      3.00%       03/15/37                 380
         838,263     Series 2014-4314, Class CI, IO...............................      6.00%       03/15/44             192,225
       2,401,019     Series 2014-4316, Class XZ...................................      4.50%       03/15/44           2,460,083
       3,954,319     Series 2014-4347, Class YT...................................      3.50%       06/15/44           3,748,260
      24,026,220     Series 2014-4358, Class Z....................................      3.00%       06/15/44          22,611,371
      16,101,455     Series 2014-4375, Class MZ...................................      3.50%       08/15/44          15,768,622
       3,319,146     Series 2014-4387, Class IE, IO...............................      2.50%       11/15/28             160,208
         664,865     Series 2015-4503, Class MI, IO...............................      5.00%       08/15/45             120,452
         614,023     Series 2015-4512, Class W (d) (e)............................      5.34%       05/15/38             645,538
          88,657     Series 2015-4520, Class AI, IO...............................      3.50%       10/15/35               9,593
         244,355     Series 2015-4522, Class JZ...................................      2.00%       01/15/45             243,738
         273,909     Series 2016-4546, Class PZ...................................      4.00%       12/15/45             259,904
         463,659     Series 2016-4546, Class ZT...................................      4.00%       01/15/46             439,070
       6,891,954     Series 2016-4559, Class LI, IO...............................      2.50%       03/15/31             473,004
         142,323     Series 2016-4568, Class MZ...................................      4.00%       04/15/46             132,839
      12,040,654     Series 2016-4570, Class ST, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       04/15/46           1,837,788
       4,587,468     Series 2016-4572, Class LI, IO...............................      4.00%       08/15/45             727,533
      14,510,109     Series 2016-4582, Class GZ...................................      3.75%       03/15/52          14,049,773
      22,420,047     Series 2016-4585, Class DS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.45%       05/15/46           3,446,524
       6,975,536     Series 2016-4587, Class ZH...................................      4.00%       03/15/44           6,961,990
       1,478,578     Series 2016-4591, Class GI, IO...............................      4.00%       12/15/44             221,515
         944,001     Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)..........      0.73%       11/15/41             951,146
         771,702     Series 2016-4600, Class WT...................................      3.50%       07/15/36             765,332
         138,508     Series 2016-4605, Class KS, 1 Mo. LIBOR (x) -1.57 +
                        4.71% (c).................................................      4.00%       08/15/43             103,163
         239,702     Series 2016-4609, Class YI, IO...............................      4.00%       04/15/54              15,187
         341,210     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..........      1.65%       11/15/37             340,431
         870,822     Series 2016-4615, Class GT, 1 Mo. LIBOR (x) -4 + 16.00%,
                        4.00% Cap (c).............................................      4.00%       10/15/42             693,211
       2,145,733     Series 2016-4641, Class DI, IO...............................      5.00%       05/15/41             292,161
       1,173,000     Series 2017-4650, Class JH...................................      3.00%       01/15/47           1,033,332
      10,302,449     Series 2017-4660, Class PO, PO...............................       (b)        01/15/33           7,382,837
      17,812,190     Series 2017-4680, Class GZ...................................      3.50%       03/15/47          17,206,127
         600,000     Series 2017-4681, Class JY...................................      2.50%       05/15/47             533,902
       3,299,122     Series 2018-4774, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (c).................................................      5.65%       04/15/48             540,236
         820,531     Series 2018-4780, Class VA...................................      4.00%       05/15/29             822,392
       2,814,279     Series 2018-4790, Class IO, IO...............................      4.50%       05/15/48             497,715


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      5,972,566     Series 2018-4826, Class ME...................................      3.50%       09/15/48    $      5,803,311
       3,176,931     Series 2018-4833, Class PY...................................      4.00%       10/15/48           3,138,071
       8,220,088     Series 2018-4851, Class PO, PO...............................       (b)        08/15/57           6,089,375
       3,199,100     Series 2019-4872, Class BZ...................................      4.00%       04/15/49           3,115,920
       6,738,132     Series 2019-4910, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (c).................................................      5.50%       06/15/49           1,449,492
       9,541,718     Series 2019-4938, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.33%       12/25/49           1,515,628
      18,964,209     Series 2019-4941, Class YZ...................................      3.00%       12/25/49          18,031,634
      10,353,707     Series 2019-4943, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.33%       01/25/50           2,363,993
       2,515,155     Series 2020-4974, Class IA, IO...............................      3.50%       12/25/49             703,761
       6,430,891     Series 2020-4988, Class IJ, IO...............................      4.50%       12/15/47           1,051,532
       5,235,038     Series 2020-4989, Class FB, 1 Mo. LIBOR + 0.35% (a)..........      0.58%       10/15/40           5,231,657
       8,898,630     Series 2020-5013, Class HI, IO...............................      5.00%       03/25/40           1,488,081
       6,027,925     Series 2020-5013, Class IQ, IO...............................      3.50%       09/25/50           1,009,592
      15,659,396     Series 2020-5023, Class AI, IO...............................      4.50%       10/25/50           3,225,994
      17,731,789     Series 2020-5034, Class IO, IO (d)...........................      1.82%       10/15/45             597,409
      18,541,666     Series 2020-5050, Class MI, IO...............................      3.50%       10/25/50           2,981,172
      32,035,840     Series 2020-5051, Class CI, IO...............................      4.00%       12/25/35           3,814,748
      25,668,714     Series 2021-5086, Class MI, IO...............................      2.50%       03/25/51           3,690,902
       8,815,818     Series 2021-5178, Class HL...................................      2.00%       01/25/52           6,947,077
      17,589,321     Series 2022-5200, Class TZ...................................      2.50%       11/25/49          14,381,787
      11,385,124     Series 2022-5208, Class HZ...................................      3.50%       03/25/52          10,644,000
      13,395,248     Series 2022-5208, Class Z....................................      3.00%       04/25/52          11,620,555
      11,812,528     Series 2022-5220, Class KZ (f)...............................      4.00%       02/25/51          11,929,730
       4,870,948     Series 2022-5222, Class BZ (f)...............................      3.50%       05/25/37           4,867,904
      18,383,170     Series 2022-5223, Class GZ (f)...............................      3.00%       08/25/51          15,826,760
      29,410,013     Series 2022-5224, Class DZ (f)...............................      4.00%       04/25/52          29,033,197
      10,359,375     Series 2022-5225, Class HZ...................................      4.00%       08/25/51          10,576,229
      13,793,189     Series 2022-5225, Class NZ (f)...............................      4.00%       05/25/52          13,788,879
      26,290,356     Series BMOC-2623, Class Z (f) (g)............................      0.00%       10/01/41          19,902,621
       9,012,265     Series BMOC-2655, Class BO (f)...............................      0.00%       05/01/50           4,213,234
      63,538,047     Series SNEX-2019, Class PR1 (f)..............................      2.50%       02/01/42          59,249,229
                  Federal National Mortgage Association
           2,931     Series 1992-38, Class GZ.....................................      7.50%       07/25/22               2,938
             324     Series 1992-185, Class ZB....................................      7.00%       10/25/22                 326
              60     Series 1993-3, Class K.......................................      7.00%       02/25/23                  60
           1,835     Series 1993-39, Class Z......................................      7.50%       04/25/23               1,865
             186     Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury
                        Rate - 0.20% (a)..........................................      2.22%       04/25/23                 185
          34,873     Series 1993-169, Class L.....................................      6.50%       09/25/23              35,720
          11,164     Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury
                        Rate (x) -2.17 + 21.99% (c)...............................     16.86%       09/25/23              11,570
           5,437     Series 1993-214, Class 2, IO, STRIPS.........................      7.50%       03/25/23                 121
          75,495     Series 1993-222, Class 2, IO, STRIPS.........................      7.00%       06/25/23               2,177
           5,979     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........      1.06%       12/25/23               5,997
          48,252     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............      1.96%       04/25/24              48,648
          24,609     Series 1996-51, Class AY, IO.................................      7.00%       12/18/26               2,215
          30,790     Series 1998-37, Class VZ.....................................      6.00%       06/17/28              31,502
         304,064     Series 2000-45, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        7.95% (c).................................................      7.40%       12/18/30              18,842


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         37,385     Series 2001-34, Class SR, IO, 1 Mo. LIBOR (x) -1 +
                        8.10% (c).................................................      7.55%       08/18/31    $          2,231
           1,821     Series 2001-42, Class SB, 1 Mo. LIBOR (x) -16 + 128.00%,
                        8.50% Cap (c).............................................      8.50%       09/25/31               1,917
          93,954     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............      0.95%       09/18/31              94,193
           6,563     Series 2002-22, Class G......................................      6.50%       04/25/32               7,205
          67,188     Series 2002-30, Class Z......................................      6.00%       05/25/32              72,654
          72,028     Series 2002-80, Class CZ.....................................      4.50%       09/25/32              73,998
          77,898     Series 2002-320, Class 2, IO, STRIPS.........................      7.00%       04/25/32              15,854
          71,056     Series 2002-323, Class 6, IO, STRIPS.........................      6.00%       01/25/32              10,815
         198,866     Series 2002-324, Class 2, IO, STRIPS.........................      6.50%       07/25/32              29,644
          18,207     Series 2003-14, Class AT.....................................      4.00%       03/25/33              18,312
          51,774     Series 2003-21, Class OA.....................................      4.00%       03/25/33              52,443
          75,704     Series 2003-32, Class UI, IO.................................      6.00%       05/25/33              14,052
         343,173     Series 2003-45, Class JB.....................................      5.50%       06/25/33             365,787
       2,154,049     Series 2003-61, Class MZ.....................................      5.00%       08/25/33           2,217,701
          13,724     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............      0.97%       11/25/27              13,740
       1,150,035     Series 2003-63, Class IP, IO.................................      6.00%       07/25/33             187,708
         355,000     Series 2003-71, Class NH.....................................      4.29%       08/25/33             367,861
         160,161     Series 2003-109, Class YB....................................      6.00%       11/25/33             171,396
         223,757     Series 2003-343, Class 2, IO, STRIPS.........................      4.50%       10/25/33              26,927
         212,276     Series 2003-345, Class 14, IO, STRIPS........................      6.00%       03/25/34              35,414
          43,202     Series 2003-348, Class 17, IO, STRIPS........................      7.50%       12/25/33               7,184
          61,803     Series 2003-348, Class 18, IO, STRIPS (d)....................      7.50%       12/25/33              10,891
         196,016     Series 2004-10, Class ZB.....................................      6.00%       02/25/34             210,418
         619,351     Series 2004-18, Class EZ.....................................      6.00%       04/25/34             676,822
         232,069     Series 2004-25, Class LC.....................................      5.50%       04/25/34             249,531
         250,294     Series 2004-25, Class UC.....................................      5.50%       04/25/34             270,532
          42,962     Series 2004-28, Class ZH.....................................      5.50%       05/25/34              47,389
         610,039     Series 2004-60, Class AC.....................................      5.50%       04/25/34             634,669
       1,830,885     Series 2005-2, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (c)...      5.93%       02/25/35             213,886
         304,638     Series 2005-2, Class TB, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        0.40% Cap (c).............................................      0.40%       07/25/33               2,732
          58,631     Series 2005-29, Class ZT.....................................      5.00%       04/25/35              61,904
          75,335     Series 2005-40, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.70% (c).................................................      6.03%       05/25/35               9,220
         299,401     Series 2005-52, Class TZ.....................................      6.50%       06/25/35             370,023
       1,083,977     Series 2005-57, Class KZ.....................................      6.00%       07/25/35           1,225,911
           9,081     Series 2005-67, Class SC, 1 Mo. LIBOR (x) -2.15 +
                        14.41% (c)................................................     12.97%       08/25/35               9,712
          40,501     Series 2005-79, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.09% (c).................................................      5.42%       09/25/35               4,559
       4,101,700     Series 2005-86, Class WZ.....................................      5.50%       10/25/35           4,319,383
          13,963     Series 2005-87, Class SC, 1 Mo. LIBOR (x) -1.67 +
                        13.83% (c)................................................     12.72%       10/25/35              16,019
          19,570     Series 2005-90, Class ES, 1 Mo. LIBOR (x) -2.50 +
                        16.88% (c)................................................     15.21%       10/25/35              22,590
          56,376     Series 2005-95, Class WZ.....................................      6.00%       11/25/35              69,344
          21,221     Series 2005-102, Class DS, 1 Mo. LIBOR (x) -2.75 +
                        19.80% (c)................................................     17.96%       11/25/35              21,384
         507,861     Series 2005-104, Class UE....................................      5.50%       12/25/35             541,818
         346,053     Series 2005-359, Class 12, IO, STRIPS........................      5.50%       10/25/35              64,861


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        111,354     Series 2005-359, Class 6, IO, STRIPS.........................      5.00%       11/25/35    $         16,543
          98,759     Series 2005-362, Class 13, IO, STRIPS........................      6.00%       08/25/35              18,159
          48,487     Series 2006-5, Class 2A2 (a).................................      1.97%       02/25/35              53,464
      21,891,488     Series 2006-5, Class N2, IO (e)..............................      0.00%       02/25/35                 219
          48,649     Series 2006-15, Class IS, IO, 1 Mo. LIBOR (x) -1 +
                        6.58% (c).................................................      5.91%       03/25/36               7,182
         989,396     Series 2006-20, Class PI, IO, 1 Mo. LIBOR (x) -1 +
                        6.68% (c).................................................      6.01%       11/25/30              51,968
          26,054     Series 2006-31, Class PZ.....................................      6.00%       05/25/36              31,986
          42,572     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............      1.12%       06/25/36              42,612
       1,307,134     Series 2006-42, Class EI, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (c).................................................      5.88%       06/25/36             187,199
         350,881     Series 2006-59, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.57% (c).................................................      5.90%       07/25/36              49,820
         461,719     Series 2006-80, Class PH.....................................      6.00%       08/25/36             507,223
          57,098     Series 2006-85, Class MZ.....................................      6.50%       09/25/36              62,962
       1,627,826     Series 2006-110, Class PI, IO................................      5.50%       11/25/36             319,155
       1,896,053     Series 2006-116, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (c).................................................      5.98%       12/25/36             259,604
         178,055     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........      1.02%       12/25/36             177,649
       1,897,887     Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)...........      0.52%       12/25/36           1,884,772
         313,274     Series 2007-7, Class KA......................................      5.75%       08/25/36             344,847
          20,968     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............      1.00%       04/25/37              20,899
         618,709     Series 2007-28, Class ZA.....................................      6.00%       04/25/37             659,652
         845,079     Series 2007-57, Class ZG.....................................      4.75%       06/25/37             889,786
         549,451     Series 2007-60, Class ZS.....................................      4.75%       07/25/37             602,076
         505,051     Series 2007-68, Class AE.....................................      6.50%       07/25/37             563,331
         319,947     Series 2007-116, Class PB....................................      5.50%       08/25/35             343,453
         104,881     Series 2007-117, Class MD....................................      5.50%       07/25/37             106,852
       3,162,893     Series 2007-W10, Class 3A (e)................................      2.20%       06/25/47           3,286,913
         121,176     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............      1.22%       02/25/38             122,706
          20,360     Series 2008-8, Class ZA......................................      5.00%       02/25/38              21,288
           9,793     Series 2008-17, Class IP, IO.................................      6.50%       02/25/38                 894
         692,352     Series 2008-389, Class 4, IO, STRIPS.........................      6.00%       03/25/38             121,493
           3,895     Series 2009-10, Class AB.....................................      5.00%       03/25/24               3,930
         702,505     Series 2009-11, Class PI, IO.................................      5.50%       03/25/36             120,903
             907     Series 2009-14, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (c) (h).............................................      5.58%       03/25/24                  17
       1,359,967     Series 2009-37, Class NZ.....................................      5.71%       02/25/37           1,504,118
       4,400,000     Series 2009-50, Class GX.....................................      5.00%       07/25/39           4,710,051
         505,949     Series 2009-64, Class ZD.....................................      8.00%       08/25/39             583,550
       2,938,078     Series 2009-85, Class J......................................      4.50%       10/25/39           3,060,545
         192,869     Series 2009-91, Class HL.....................................      5.00%       11/25/39             191,320
          97,000     Series 2009-92, Class DB.....................................      5.00%       11/25/39             103,560
         801,066     Series 2009-103, Class PZ....................................      6.00%       12/25/39             985,902
         203,621     Series 2009-106, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (c).................................................      5.58%       01/25/40              23,346
         272,220     Series 2009-109, Class PZ....................................      4.50%       01/25/40             278,553
          55,736     Series 2009-115, Class HZ....................................      5.00%       01/25/40              55,288
         982,403     Series 2009-397, Class 2, IO, STRIPS.........................      5.00%       09/25/39             172,198
         136,637     Series 2009-398, Class C13, IO, STRIPS.......................      4.00%       06/25/24               3,573
       1,306,618     Series 2010-2, Class LC......................................      5.00%       02/25/40           1,382,608


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        195,900     Series 2010-3, Class DZ......................................      4.50%       02/25/40    $        202,153
         151,526     Series 2010-21, Class KO, PO.................................       (b)        03/25/40             133,303
         500,000     Series 2010-35, Class EP.....................................      5.50%       04/25/40             553,419
         345,493     Series 2010-35, Class SJ, 1 Mo. LIBOR (x) -3.33 +
                        17.67% (c)................................................     15.44%       04/25/40             375,190
         327,788     Series 2010-38, Class KC.....................................      4.50%       04/25/40             337,318
         330,713     Series 2010-45, Class WB.....................................      5.00%       05/25/40             346,974
          26,013     Series 2010-49, Class SC, 1 Mo. LIBOR (x) -2 + 12.66% (c)....     11.32%       03/25/40              28,689
         375,244     Series 2010-68, Class BI, IO.................................      5.50%       07/25/50              78,430
          35,555     Series 2010-75, Class MT (e).................................      1.60%       12/25/39              34,657
         136,509     Series 2010-110, Class KI, IO................................      5.50%       10/25/25               2,673
          89,722     Series 2010-115, Class PO, PO................................       (b)        04/25/40              79,608
         253,525     Series 2010-129, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.33%       11/25/40              14,273
       2,821,000     Series 2010-142, Class DL....................................      4.00%       12/25/40           2,885,763
       1,682,885     Series 2010-147, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        5.95% (c).................................................      5.28%       01/25/41              91,991
         164,964     Series 2011-9, Class AZ......................................      5.00%       05/25/40             168,344
       1,507,000     Series 2011-10, Class AY.....................................      6.00%       02/25/41           1,792,300
         118,577     Series 2011-30, Class LS, IO (d).............................      1.56%       04/25/41               6,590
         130,387     Series 2011-30, Class ZB.....................................      5.00%       04/25/41             133,808
         356,425     Series 2011-52, Class GB.....................................      5.00%       06/25/41             375,285
       1,382,021     Series 2011-73, Class PI, IO.................................      4.50%       05/25/41              81,779
         216,148     Series 2011-74, Class TQ, IO, 1 Mo. LIBOR (x) -6.43 +
                        55.93%, 4.50% Cap (c).....................................      4.50%       12/25/33              26,735
       1,318,014     Series 2011-87, Class YI, IO.................................      5.00%       09/25/41             240,672
       2,179,769     Series 2011-101, Class EI, IO................................      3.50%       10/25/26              80,005
         750,000     Series 2011-105, Class MB....................................      4.00%       10/25/41             739,129
       1,756,430     Series 2011-111, Class PZ....................................      4.50%       11/25/41           1,893,735
       4,935,125     Series 2011-123, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (c).................................................      5.98%       03/25/41             424,223
      13,082,500     Series 2011-123, Class ZP....................................      4.50%       12/25/41          13,429,472
       1,546,710     Series 2012-28, Class PT.....................................      4.00%       03/25/42           1,529,885
         776,952     Series 2012-39, Class PB.....................................      4.25%       04/25/42             800,763
         344,382     Series 2012-52, Class BZ.....................................      4.00%       05/25/42             315,322
             660     Series 2012-53, Class CI, IO (h).............................      3.00%       05/25/22                   0
         585,239     Series 2012-65, Class IO, IO.................................      5.50%       07/25/40             101,634
         142,984     Series 2012-66, Class DI, IO.................................      3.50%       06/25/27               7,678
       3,586,711     Series 2012-101, Class AI, IO................................      3.00%       06/25/27             118,015
       3,532,990     Series 2012-103, Class HI, IO................................      3.00%       09/25/27             165,672
         244,772     Series 2012-111, Class B.....................................      7.00%       10/25/42             271,717
         157,063     Series 2012-118, Class IB, IO................................      3.50%       11/25/42              23,279
       8,225,222     Series 2012-122, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.43%       11/25/42           1,130,657
         435,138     Series 2012-133, Class KO, PO................................       (b)        12/25/42             227,930
         541,286     Series 2012-138, Class MA....................................      1.00%       12/25/42             480,039
       1,354,855     Series 2012-146, Class QA....................................      1.00%       01/25/43           1,200,535
         308,071     Series 2012-409, Class 49, IO, STRIPS (d)....................      3.50%       11/25/41              46,710
         337,824     Series 2012-409, Class 53, IO, STRIPS (d)....................      3.50%       04/25/42              51,093
         690,000     Series 2013-10, Class HQ.....................................      2.50%       02/25/43             527,347
         414,439     Series 2013-13, Class IK, IO.................................      2.50%       03/25/28              21,147


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         58,651     Series 2013-22, Class TS, 1 Mo. LIBOR (x) -1.50 +
                        6.08% (c).................................................      5.39%       03/25/43    $         42,817
          50,011     Series 2013-23, Class ZB.....................................      3.00%       03/25/43              35,122
         750,000     Series 2013-41, Class DB.....................................      3.00%       05/25/43             671,195
       1,228,450     Series 2013-43, Class IX, IO.................................      4.00%       05/25/43             253,229
         406,601     Series 2013-51, Class PI, IO.................................      3.00%       11/25/32              40,426
         406,216     Series 2013-52, Class MD.....................................      1.25%       06/25/43             365,090
       6,433,563     Series 2013-54, Class LI, IO.................................      7.00%       11/25/34           1,214,276
         609,937     Series 2013-55, Class AI, IO.................................      3.00%       06/25/33              66,392
       3,837,241     Series 2013-67, Class IL, IO.................................      6.50%       07/25/43             708,654
         130,300     Series 2013-70, Class JZ.....................................      3.00%       07/25/43             121,783
         108,547     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............      0.92%       07/25/42             108,559
         379,979     Series 2013-105, Class BN....................................      4.00%       05/25/43             372,243
         197,253     Series 2013-105, Class KO, PO................................       (b)        10/25/43             179,156
         195,852     Series 2013-106, Class KN....................................      3.00%       10/25/43             174,537
       1,003,000     Series 2013-130, Class QY....................................      4.50%       06/25/41           1,051,536
       1,926,048     Series 2013-417, Class C21, IO, STRIPS.......................      4.00%       12/25/42             291,275
       4,249,283     Series 2013-418, Class C1, IO, STRIPS........................      3.50%       08/25/43             608,818
          68,955     Series 2014-29, Class GI, IO.................................      3.00%       05/25/29               3,751
       2,791,965     Series 2014-44, Class NI, IO.................................      4.50%       08/25/29             105,355
         145,123     Series 2014-46, Class KA (d).................................     21.26%       08/25/44             251,719
         112,985     Series 2014-68, Class GI, IO.................................      4.50%       10/25/43              11,211
         590,108     Series 2014-82, Class GZ.....................................      4.00%       12/25/44             564,959
         716,057     Series 2014-84, Class LI, IO.................................      3.50%       12/25/26              27,122
         875,000     Series 2015-16, Class MY.....................................      3.50%       04/25/45             843,953
       8,000,000     Series 2015-19, Class JB.....................................      3.50%       04/25/45           7,867,680
          28,166     Series 2015-38, Class GI, IO.................................      3.00%       09/25/43                 343
      10,779,759     Series 2015-40, Class AI, IO.................................      6.00%       05/25/37           2,030,661
         359,818     Series 2015-76, Class BI, IO.................................      4.00%       10/25/39              26,917
          71,287     Series 2015-93, Class KI, IO.................................      3.00%       09/25/44               4,833
       1,234,954     Series 2015-97, Class AI, IO.................................      4.00%       09/25/41              22,110
       4,962,021     Series 2016-2, Class EZ......................................      2.50%       02/25/46           4,652,000
       8,774,460     Series 2016-37, Class PY.....................................      3.00%       06/25/46           8,001,552
      19,039,364     Series 2016-40, Class MS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.33%       07/25/46           3,304,657
      12,261,682     Series 2016-44, Class Z......................................      3.50%       07/25/46          11,994,197
      11,510,000     Series 2016-50, Class GY.....................................      3.00%       08/25/46          10,514,187
       8,201,660     Series 2016-62, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.43%       09/25/46             884,059
         913,100     Series 2016-71, Class NI, IO.................................      3.50%       04/25/46             107,510
       3,181,441     Series 2016-73, Class PI, IO.................................      3.00%       08/25/46             526,903
         409,367     Series 2016-74, Class HI, IO.................................      3.50%       10/25/46              68,081
         338,268     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............      0.65%       11/25/46             337,487
         860,887     Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)............      0.63%       11/25/46             856,401
       9,380,279     Series 2017-18, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (c).................................................      5.38%       03/25/47           1,596,366
         597,364     Series 2017-46, Class BY.....................................      3.00%       06/25/47             523,783
       9,096,728     Series 2017-49, Class ZJ.....................................      4.00%       07/25/57           9,131,938
      12,080,075     Series 2017-50, Class BZ.....................................      3.00%       07/25/47          11,380,791
       6,427,849     Series 2017-65, Class SA, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        5.00% Cap (c).............................................      5.00%       09/25/47             888,340
       3,990,668     Series 2017-84, Class ZK.....................................      3.50%       10/25/57           3,940,481


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      3,763,262     Series 2017-87, Class GI, IO.................................      4.00%       06/25/44    $        589,066
       2,121,309     Series 2017-87, Class ZA.....................................      4.00%       11/25/57           2,033,984
       2,553,132     Series 2018-17, Class Z......................................      3.50%       03/25/48           2,430,220
      30,505,319     Series 2018-76, Class ZL.....................................      4.00%       10/25/58          30,295,836
       7,050,711     Series 2018-86, Class DL.....................................      3.50%       12/25/48           6,914,620
       3,479,150     Series 2018-92, Class DB.....................................      3.50%       01/25/49           3,402,040
       6,040,730     Series 2018-94, Class AZ.....................................      4.00%       01/25/49           5,890,681
       9,356,169     Series 2019-8, Class DY......................................      3.50%       03/25/49           9,148,345
       8,135,218     Series 2019-17, Class GZ.....................................      4.00%       11/25/56           8,261,325
      11,912,363     Series 2019-26, Class GA.....................................      3.50%       06/25/49          11,769,241
       5,228,355     Series 2019-27, Class HA.....................................      3.00%       06/25/49           5,047,207
       7,852,396     Series 2019-29, Class HT.....................................      3.00%       06/25/49           7,629,145
       6,821,373     Series 2019-34, Class JA.....................................      3.00%       07/25/49           6,643,165
      16,388,357     Series 2019-34, Class LA.....................................      3.00%       07/25/49          15,899,802
       4,608,746     Series 2019-37, Class A......................................      3.00%       07/25/49           4,482,819
      14,654,567     Series 2019-41, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (c).................................................      5.38%       08/25/49           2,257,293
      11,472,115     Series 2019-57, Class JA.....................................      2.50%       10/25/49          10,842,896
       5,178,870     Series 2019-59, Class PT.....................................      2.50%       10/25/49           4,941,259
      12,043,263     Series 2019-66, Class C......................................      3.00%       11/25/49          11,581,944
      40,476,254     Series 2019-68, Class KP.....................................      2.50%       11/25/49          38,156,301
      25,773,960     Series 2019-70, Class WA, PO.................................       (b)        11/25/42          22,072,139
      32,028,020     Series 2020-5, Class BZ......................................      3.00%       02/25/50          30,353,922
      16,435,111     Series 2020-9, Class SJ, IO, 1 Mo. LIBOR (x) -1 + 6.00% (c)..      5.33%       02/25/50           3,172,067
      11,969,763     Series 2020-20, Class KI, IO.................................      4.00%       03/25/50           4,079,372
      35,404,793     Series 2020-34, Class AI, IO.................................      3.50%       06/25/35           3,204,020
      13,423,823     Series 2020-37, Class QI, IO.................................      4.50%       06/25/50           2,620,071
       5,209,044     Series 2020-66, Class IC, IO.................................      6.00%       10/25/47           1,100,528
      45,168,841     Series 2020-74, Class IQ, IO.................................      6.00%       10/25/50           9,185,499
      36,100,411     Series 2020-77, Class DI, IO.................................      4.00%       11/25/35           4,204,539
      15,516,582     Series 2020-93, Class NI, IO.................................      3.00%       01/25/51           1,631,382
      16,543,031     Series 2021-1, Class IB, IO..................................      3.50%       02/25/61           3,480,801
      51,574,507     Series 2021-66, Class CI, IO.................................      4.00%       10/25/36           6,929,633
      10,025,000     Series 2022-15, Class ZH.....................................      3.00%       04/25/52           8,107,815
      53,371,623     Series 2022-18, Class DZ.....................................      3.50%       04/25/52          47,239,821
       8,149,094     Series 2022-18, Class Z......................................      3.50%       04/25/52           7,401,733
                  Federal National Mortgage Association Grantor Trust
       2,088,177     Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40% (a)............      1.07%       05/25/35           2,091,487
                  Government National Mortgage Association
          21,836     Series 2001-60, Class PZ.....................................      6.00%       12/20/31              21,836
         190,829     Series 2002-72, Class ZB.....................................      6.00%       10/20/32             190,933
         176,124     Series 2003-4, Class MZ......................................      5.50%       01/20/33             180,576
         320,279     Series 2003-18, Class PG.....................................      5.50%       03/20/33             327,494
       1,486,972     Series 2003-35, Class TZ.....................................      5.75%       04/16/33           1,495,424
         125,908     Series 2003-62, Class MZ.....................................      5.50%       07/20/33             134,390
         191,149     Series 2003-84, Class Z......................................      5.50%       10/20/33             199,751
         104,683     Series 2004-37, Class B......................................      6.00%       04/17/34             110,739
         535,487     Series 2004-49, Class MZ.....................................      6.00%       06/20/34             574,584
          43,147     Series 2004-68, Class ZC.....................................      6.00%       08/20/34              46,077
          51,355     Series 2004-71, Class ST, 1 Mo. LIBOR (x) -6.25 + 44.50%,
                        7.00% Cap (c).............................................      7.00%       09/20/34              52,541


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         92,225     Series 2004-83, Class AK, 1 Mo. LIBOR (x) -3.00 +
                        16.49% (c)................................................     14.71%       10/16/34    $         92,326
         383,862     Series 2004-88, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.51%       10/16/34              27,150
          37,428     Series 2004-92, Class AK, 1 Mo. LIBOR (x) -3 + 16.50% (c)....     14.72%       11/16/34              39,468
       1,469,033     Series 2004-92, Class BZ.....................................      5.50%       11/16/34           1,548,300
         237,469     Series 2004-105, Class JZ....................................      5.00%       12/20/34             243,276
         227,624     Series 2004-105, Class KA....................................      5.00%       12/16/34             232,479
         236,483     Series 2005-3, Class JZ......................................      5.00%       01/16/35             232,018
         236,483     Series 2005-3, Class KZ......................................      5.00%       01/16/35             239,337
          18,332     Series 2005-7, Class AJ, 1 Mo. LIBOR (x) -4 + 22.00% (c).....     19.62%       02/16/35              20,587
          13,520     Series 2005-7, Class KA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (c)................................................     17.28%       12/17/34              13,676
         161,677     Series 2005-7, Class MA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (c)................................................     17.28%       12/17/34             166,678
         138,113     Series 2005-33, Class AY.....................................      5.50%       04/16/35             143,724
         122,293     Series 2005-41, Class PA.....................................      4.00%       05/20/35             124,282
         278,694     Series 2005-44, Class IO, IO.................................      5.50%       07/20/35              26,961
       2,450,795     Series 2005-78, Class ZA.....................................      5.00%       10/16/35           2,546,398
         212,168     Series 2005-93, Class PO, PO.................................       (b)        06/20/35             194,383
         415,664     Series 2006-17, Class TW.....................................      6.00%       04/20/36             448,698
         500,000     Series 2006-38, Class OH.....................................      6.50%       08/20/36             533,613
         189,913     Series 2006-61, Class ZA.....................................      5.00%       11/20/36             195,551
         447,038     Series 2007-16, Class OZ.....................................      6.00%       04/20/37             485,590
         135,909     Series 2007-27, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (c).................................................      5.61%       05/20/37              10,185
         108,867     Series 2007-41, Class OL, PO.................................       (b)        07/20/37              98,799
         191,800     Series 2007-42, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.75% (c).................................................      6.16%       07/20/37              15,203
          97,637     Series 2007-68, Class NA.....................................      5.00%       11/20/37             100,405
         586,890     Series 2007-71, Class ZD.....................................      6.00%       11/20/37             616,914
         150,377     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............      0.94%       12/20/37             150,760
          89,665     Series 2008-33, Class XS, IO, 1 Mo. LIBOR (x) -1 +
                        7.70% (c).................................................      7.11%       04/16/38               9,221
         527,619     Series 2008-47, Class ML.....................................      5.25%       06/16/38             553,541
         158,534     Series 2008-54, Class PE.....................................      5.00%       06/20/38             165,865
         419,023     Series 2008-71, Class JI, IO.................................      6.00%       04/20/38              37,141
          20,087     Series 2009-10, Class PA.....................................      4.50%       12/20/38              20,215
         115,041     Series 2009-14, Class KI, IO.................................      6.50%       03/20/39              18,595
          37,748     Series 2009-14, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        6.30% (c).................................................      5.71%       03/20/39               2,651
          89,930     Series 2009-25, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.60% (c).................................................      7.01%       09/20/38               8,317
       2,747,796     Series 2009-29, Class PC.....................................      7.00%       05/20/39           3,057,091
         406,657     Series 2009-32, Class SZ.....................................      5.50%       05/16/39             437,109
         302,624     Series 2009-42, Class BI, IO.................................      6.00%       06/20/39              36,116
       3,732,479     Series 2009-57, Class VB.....................................      5.00%       06/16/39           3,868,923
         272,974     Series 2009-61, Class PZ.....................................      7.50%       08/20/39             323,431
       9,644,638     Series 2009-61, Class WQ, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (c).................................................      5.66%       11/16/35           1,123,690
       1,067,115     Series 2009-69, Class ZB.....................................      6.00%       08/20/39           1,099,731


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        743,929     Series 2009-72, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (c).................................................      5.66%       08/16/39    $         75,621
         455,000     Series 2009-75, Class JN.....................................      5.50%       09/16/39             492,511
         610,383     Series 2009-78, Class KZ.....................................      5.50%       09/16/39             680,433
         111,543     Series 2009-79, Class OK, PO.................................       (b)        11/16/37             100,063
         143,619     Series 2009-81, Class TZ.....................................      5.50%       09/20/39             156,764
         689,194     Series 2009-87, Class EI, IO.................................      5.50%       08/20/39              66,744
          69,000     Series 2009-94, Class AL.....................................      5.00%       10/20/39              72,672
         290,553     Series 2009-106, Class DZ....................................      5.50%       11/20/39             321,141
       4,115,244     Series 2009-106, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.51%       04/20/36             358,834
          49,414     Series 2009-106, Class WZ....................................      5.50%       11/16/39              54,323
         732,000     Series 2009-126, Class LB....................................      5.00%       12/20/39             781,279
          27,473     Series 2010-4, Class WA......................................      3.00%       01/16/40              27,059
       1,077,374     Series 2010-14, Class BV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (c).................................................      5.66%       02/16/40              80,026
         105,788     Series 2010-42, Class CO, PO.................................       (b)        06/16/39             103,516
       1,655,062     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)............      1.39%       03/20/35           1,672,865
         909,366     Series 2010-59, Class ZD.....................................      6.50%       05/20/40           1,086,974
       1,247,031     Series 2010-85, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (c).................................................      6.01%       07/20/37              80,758
          87,000     Series 2010-116, Class BM....................................      4.50%       09/16/40              92,136
       1,493,733     Series 2010-116, Class JB....................................      5.00%       06/16/40           1,528,412
         637,326     Series 2010-157, Class OP, PO................................       (b)        12/20/40             556,499
          86,778     Series 2010-166, Class DI, IO................................      4.50%       02/20/39               2,270
         152,511     Series 2011-4, Class PZ......................................      5.00%       01/20/41             162,196
         771,202     Series 2011-35, Class BP.....................................      4.50%       03/16/41             794,656
         230,447     Series 2011-48, Class LI, IO.................................      5.50%       01/16/41              32,164
       6,329,991     Series 2011-61, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.47% (c).................................................      5.88%       02/20/38             573,402
          47,150     Series 2011-63, Class BI, IO.................................      6.00%       02/20/38               3,759
         640,943     Series 2011-71, Class ZC.....................................      5.50%       07/16/34             669,441
       1,598,572     Series 2011-81, Class IC, IO, 1 Mo. LIBOR (x) -1 + 6.72%,
                        0.62% Cap (c).............................................      0.62%       07/20/35              21,351
         385,390     Series 2011-112, Class IP, IO................................      0.50%       08/16/26                  10
         239,265     Series 2011-129, Class CL....................................      5.00%       03/20/41             249,253
           4,418     Series 2011-136, Class GB....................................      2.50%       05/20/40               4,412
         248,473     Series 2011-146, Class EI, IO................................      5.00%       11/16/41              43,241
          39,648     Series 2011-151, Class TB, IO, 1 Mo. LIBOR (x) -70 + 465.50%,
                        3.50% Cap (c).............................................      3.50%       04/20/41               3,323
         305,533     Series 2012-10, Class LI, IO.................................      3.50%       07/20/40               2,929
       2,218,588     Series 2012-18, Class IA, IO, 1 Mo. LIBOR (x) -1 + 6.68%,
                        0.58% Cap (c).............................................      0.58%       07/20/39              20,608
       1,107,688     Series 2012-48, Class MI, IO.................................      5.00%       04/16/42             194,380
       8,496,798     Series 2012-84, Class QS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.51%       07/16/42             755,020
       6,711,842     Series 2012-84, Class SJ, 1 Mo. LIBOR (x) -0.57 +
                        2.51% (c).................................................      2.17%       07/16/42           4,647,610
         251,623     Series 2012-108, Class KB....................................      2.75%       09/16/42             230,293
       4,324,287     Series 2012-143, Class TI, IO................................      3.00%       12/16/27             227,584
       1,842,856     Series 2012-149, Class PC (d)................................      6.33%       12/20/42           2,003,096
      14,492,819     Series 2013-4, Class IC, IO..................................      4.00%       09/20/42           2,556,955


Page 18                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         84,526     Series 2013-5, Class IA, IO..................................      3.50%       10/16/42    $         11,264
         580,008     Series 2013-10, Class DI, IO.................................      3.50%       09/20/42              49,282
       2,223,000     Series 2013-20, Class QM.....................................      2.63%       02/16/43           1,975,556
       1,582,626     Series 2013-22, Class IO, IO.................................      3.00%       02/20/43             197,603
       3,805,063     Series 2013-23, Class IP, IO.................................      3.50%       08/20/42             498,656
       1,764,940     Series 2013-53, Class OI, IO.................................      3.50%       04/20/43             182,959
       1,713,431     Series 2013-69, Class AI, IO.................................      3.50%       05/20/43             267,879
         192,017     Series 2013-69, Class PI, IO.................................      5.00%       05/20/43              20,841
         953,680     Series 2013-70, Class PM.....................................      2.50%       05/20/43             843,966
       2,500,133     Series 2013-91, Class PB.....................................      3.50%       09/20/42           2,486,905
         898,729     Series 2013-130, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.51%       09/20/43             154,756
       3,295,552     Series 2013-170, Class IG, IO................................      5.50%       11/16/43             299,749
         688,000     Series 2013-183, Class PB....................................      4.50%       12/20/43             689,541
       2,307,147     Series 2014-6, Class IJ, IO..................................      4.50%       06/16/43             147,456
      13,235,925     Series 2014-30, Class EA (d).................................      1.74%       02/16/44          12,173,509
       5,385,834     Series 2014-43, Class Z......................................      4.00%       03/20/44           5,600,727
       2,592,657     Series 2014-44, Class IC, IO.................................      3.00%       04/20/28             143,360
       6,305,069     Series 2014-44, Class ID, IO (d) (e).........................      0.33%       03/16/44              60,596
          23,142     Series 2014-91, Class JI, IO.................................      4.50%       01/20/40               1,389
         578,935     Series 2014-94, Class Z......................................      4.50%       01/20/44             639,437
       2,901,975     Series 2014-99, Class HI, IO.................................      4.50%       06/20/44             432,373
       3,134,977     Series 2014-115, Class QI, IO................................      3.00%       03/20/29              99,549
       2,959,388     Series 2014-116, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        5.60% (c).................................................      5.01%       08/20/44             416,340
       1,735,538     Series 2014-118, Class TV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (c).................................................      5.66%       05/20/44             203,962
       7,239,944     Series 2015-3, Class ZD......................................      4.00%       01/20/45           7,495,464
      10,074,520     Series 2015-40, Class IO, IO.................................      4.00%       03/20/45           1,686,648
       5,548,729     Series 2015-66, Class LI, IO.................................      5.00%       05/16/45             559,334
          36,607     Series 2015-95, Class IK, IO (d).............................      1.48%       05/16/37                 780
      11,799,061     Series 2015-99, Class EI, IO.................................      5.50%       07/16/45           2,025,446
       6,595,218     Series 2015-124, Class DI, IO................................      3.50%       01/20/38             247,465
         289,341     Series 2015-137, Class WA (d) (e)............................      5.55%       01/20/38             312,337
         416,027     Series 2015-138, Class MI, IO................................      4.50%       08/20/44              46,770
          96,347     Series 2015-151, Class KW (d)................................      5.40%       04/20/34              99,507
       3,691,279     Series 2015-162, Class ZG....................................      4.00%       11/20/45           3,840,950
       4,244,189     Series 2015-168, Class GI, IO................................      5.50%       02/16/33             351,084
         192,471     Series 2016-16, Class KZ.....................................      3.00%       02/16/46             167,374
       7,733,786     Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (a)............      0.93%       11/20/43           7,725,106
         159,076     Series 2016-55, Class PB (d).................................      5.63%       03/20/31             164,921
         976,249     Series 2016-69, Class WI, IO.................................      4.50%       05/20/46             236,945
       2,938,126     Series 2016-75, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (c).................................................      5.41%       05/20/40             319,112
         531,265     Series 2016-78, Class UI, IO.................................      4.00%       06/20/46              59,165
       2,823,238     Series 2016-89, Class HI, IO.................................      3.50%       07/20/46             486,909
         334,833     Series 2016-99, Class JA (d).................................      5.51%       11/20/45             358,368
       1,013,003     Series 2016-109, Class ZM....................................      3.50%       08/20/36             964,958
       7,119,273     Series 2016-111, Class PI, IO................................      3.50%       06/20/45             680,938
         743,718     Series 2016-118, Class GI, IO................................      4.50%       02/16/40             105,105
       8,298,402     Series 2016-120, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.51%       09/20/46           1,327,348


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        464,000     Series 2016-141, Class PC....................................      5.00%       10/20/46    $        519,581
         324,265     Series 2016-145, Class LZ....................................      3.00%       10/20/46             271,219
         566,450     Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)...........      0.86%       11/20/45             564,119
       7,332,385     Series 2016-156, Class ZM....................................      3.50%       11/20/46           6,940,687
         303,000     Series 2016-160, Class LE....................................      2.50%       11/20/46             258,525
         217,403     Series 2016-167, Class KI, IO................................      6.00%       12/16/46              32,250
       2,270,481     Series 2017-12, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (c).................................................      5.51%       01/20/47             368,668
         938,842     Series 2017-17, Class KZ.....................................      4.50%       02/20/47           1,017,156
       4,425,567     Series 2017-32, Class DI, IO.................................      5.50%       05/20/35             775,112
       2,610,260     Series 2017-32, Class IB, IO.................................      5.00%       02/16/47             268,745
       6,045,558     Series 2017-33, Class PZ.....................................      3.00%       02/20/47           5,726,160
       4,880,099     Series 2017-56, Class BI, IO.................................      6.00%       04/16/47             804,208
       8,731,357     Series 2017-57, Class IO, IO.................................      5.00%       04/20/47           1,644,721
       3,248,136     Series 2017-113, Class IE, IO................................      5.50%       07/20/47             528,212
       8,422,924     Series 2017-117, Class ZN....................................      3.00%       08/20/47           7,901,374
      12,366,726     Series 2017-122, Class CZ....................................      3.00%       08/20/47          11,508,866
       4,137,004     Series 2017-123, Class IO, IO................................      5.00%       08/16/47             965,321
       5,426,876     Series 2017-130, Class LS, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (c).................................................      5.61%       08/16/47             602,545
       5,391,389     Series 2017-133, Class JI, IO................................      7.00%       06/20/41             792,952
      11,541,864     Series 2017-134, Class AZ....................................      3.00%       09/20/47          10,774,052
       5,086,282     Series 2017-177, Class DI, IO................................      4.50%       11/16/47             933,670
      14,114,521     Series 2017-179, Class IN, IO................................      5.00%       07/20/44           3,410,406
       3,846,239     Series 2017-186, Class TI, IO, 1 Mo. LIBOR (x) -1 + 6.50%,
                        0.50% Cap (c).............................................      0.50%       05/20/40              47,560
         903,775     Series 2018-44, Class Z......................................      2.50%       09/20/47             746,337
       5,686,862     Series 2018-79, Class IO, IO.................................      5.00%       06/20/48             793,219
      13,057,963     Series 2018-97, Class DZ.....................................      3.50%       07/20/48          12,871,134
       6,623,062     Series 2018-131, Class IA, IO................................      5.00%       04/20/44             758,111
      10,000,000     Series 2018-134, Class KB....................................      3.50%       10/20/48           9,577,457
       8,856,687     Series 2018-155, Class KD....................................      4.00%       11/20/48           8,827,086
       6,682,263     Series 2018-160, Class GY....................................      4.50%       11/20/48           6,672,270
       5,332,621     Series 2018-78I, Class EZ....................................      3.00%       04/20/48           4,988,142
       3,500,893     Series 2019-6, Class EI, IO..................................      5.00%       09/20/39             473,053
       8,788,150     Series 2019-15, Class MZ.....................................      4.50%       02/20/49           8,818,036
      12,488,006     Series 2019-18, Class TP.....................................      3.50%       02/20/49          12,221,845
       1,162,463     Series 2019-27, Class DI, IO.................................      5.50%       01/20/40             184,158
       3,469,097     Series 2019-35, Class BZ.....................................      3.50%       03/20/49           3,475,581
       5,470,267     Series 2019-45, Class ZB.....................................      3.50%       04/20/49           5,417,526
      37,471,898     Series 2019-128, Class EF, 1 Mo. LIBOR + 0.57% (a)...........      1.16%       10/20/49          36,606,529
      20,290,097     Series 2020-31, Class IO, IO.................................      6.50%       03/20/50           2,805,607
      14,385,074     Series 2020-62, Class IA, IO.................................      5.50%       05/20/50           2,809,524
       3,000,000     Series 2020-62, Class IC, IO.................................      2.50%       01/20/50             740,770
      14,014,801     Series 2020-62, Class WI, IO.................................      2.50%       08/20/49           3,266,061
       7,097,422     Series 2020-84, Class IM, IO.................................      2.50%       05/20/50           1,821,387
      19,759,118     Series 2020-84, Class IO, IO.................................      2.50%       04/20/50           5,262,074
      29,612,304     Series 2020-104, Class AI, IO................................      3.00%       07/20/50           4,675,451
      26,069,966     Series 2020-129, Class IO, IO................................      2.50%       09/20/50           3,160,050
      88,501,134     Series 2020-129, Class IU, IO................................      2.50%       09/20/50          10,825,786
      18,414,193     Series 2020-144, Class IK, IO................................      2.50%       09/20/50           2,232,640
      56,175,572     Series 2020-146, Class CI, IO................................      2.50%       10/20/50           7,228,403


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$     42,373,649     Series 2020-162, Class NI, IO................................      2.50%       10/20/50    $      5,255,960
      57,698,586     Series 2020-173, Class MI, IO................................      2.50%       11/20/50           7,617,644
      11,124,722     Series 2020-188, Class IW, IO................................      2.50%       12/20/50           1,545,486
      22,248,342     Series 2020-189, Class IV, IO................................      3.00%       12/20/50           2,868,067
       1,943,845     Series 2021-7, Class KI, IO..................................      2.50%       01/20/51             259,408
      20,618,165     Series 2021-8, Class DI, IO..................................      3.50%       01/20/51           2,388,309
      16,524,662     Series 2021-15, Class JI, IO.................................      2.50%       01/20/51           1,844,088
     105,277,138     Series 2021-24, Class XI, IO.................................      2.00%       02/20/51          11,765,762
      50,612,181     Series 2021-27, Class IO, IO.................................      2.50%       02/20/51           6,841,623
      39,017,404     Series 2021-27, Class PI, IO.................................      2.00%       02/20/51           3,819,897
      35,121,331     Series 2021-32, Class AI, IO.................................      2.00%       02/20/51           3,894,316
       7,485,831     Series 2021-46, Class IL, IO.................................      3.00%       03/20/51           1,073,386
      12,696,965     Series 2021-46, Class LI, IO.................................      3.00%       03/20/51           1,674,194
      10,317,535     Series 2021-69, Class IX, IO.................................      3.00%       04/20/51           1,571,581
      26,107,627     Series 2021-91, Class IB, IO.................................      3.00%       05/20/51           3,427,610
     104,150,857     Series 2021-97, Class NI, IO.................................      2.50%       08/20/49          10,400,192
      33,910,141     Series 2021-159, Class QE....................................      2.00%       09/20/51          31,001,851
      40,930,000     Series 2021-188, Class PA....................................      2.00%       10/20/51          37,725,651
      17,014,000     Series 2022-46, Class LY.....................................      3.00%       03/20/52          15,478,287
       5,537,209     Series 2022-60, Class CZ.....................................      3.00%       03/20/52           4,409,909
      31,879,216     Series 2022-63, Class AZ (f).................................      3.00%       08/20/51          29,687,520
      16,305,930     Series 2022-63, Class BZ (f).................................      3.50%       11/20/46          16,280,452
      19,165,098     Series 2022-63, Class HZ (f).................................      2.50%       11/20/51          15,913,020
      10,927,213     Series 2022-63, Class MZ (f).................................      3.00%       05/20/51          10,194,748
       6,982,427     Series 2022-68, Class DZ (f).................................      3.50%       04/20/52           6,461,472
      12,170,000     Series 2022-68, Class MZ (f).................................      3.50%       04/20/52          12,280,291
      50,000,000     Series 2022-68, Class XA (f).................................      3.50%       02/20/49          49,908,203
      12,563,000     Series 2022-68, Class Z (f)..................................      3.50%       04/20/52          11,954,480
      16,891,166     Series 2022-68, Class ZC (f).................................      3.50%       04/20/52          16,785,596
      12,991,946     Series 2022-69, Class QL.....................................      3.00%       04/20/52          12,409,741
      10,917,513     Series 2022-78, Class AM (f).................................      3.50%       04/20/52          10,211,286
      20,000,000     Series BMOC-2631, Class Z (a) (f) (g)........................      0.00%       09/01/57          13,840,625
                  Seasoned Credit Risk Transfer Trust
      15,000,000     Series 2022-1, Class MBU.....................................      3.25%       11/25/61          13,709,337
                  Seasoned Loans Structured Transaction Trust
       4,352,120     Series 2019-3, Class A1C.....................................      2.75%       11/25/29           4,240,062
                  Vendee Mortgage Trust
       1,819,382     Series 2003-2, Class Z.......................................      5.00%       05/15/33           1,880,421
       6,422,691     Series 2010-1, Class DZ......................................      4.25%       04/15/40           6,406,586
      10,030,323     Series 2011-1, Class DZ......................................      3.75%       09/15/46           9,608,267
      20,313,753     Series 2011-2, Class DZ......................................      3.75%       10/15/41          19,741,470
                                                                                                                ----------------
                                                                                                                   1,705,956,351
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 11.7%
                  Federal Home Loan Mortgage Corporation Multiclass Certificates
      50,000,000     Series 2020-RR06, Class BX, IO (d)...........................      1.84%       05/27/33           7,136,007
      37,600,000     Series 2020-RR09, Class AX, IO (d) (f) (i)...................      2.63%       11/27/28           5,457,866
      47,500,000     Series 2020-RR09, Class BX, IO (d) (f) (i)...................      2.20%       02/27/29           6,085,938
      96,907,000     Series 2020-RR10, Class X, IO (d)............................      2.01%       12/27/27           8,440,105
     112,919,000     Series 2020-RR11, Class AX, IO (d)...........................      2.84%       01/27/29          16,302,658
      44,200,500     Series 2020-RR11, Class BX, IO (d)...........................      2.44%       12/27/28           4,697,302
      39,569,234     Series 2021-P009, Class X, IO (e)............................      1.56%       01/25/31           2,816,059


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation Multiclass Certificates
                   (Continued)
$      4,377,911     Series 2021-P011, Class X1, IO (e)...........................      1.84%       09/25/45    $        620,783
     112,345,000     Series 2021-RR15, Class X, IO (e)............................      1.56%       10/27/34          14,762,167
     100,924,000     Series 2021-RR18, Class X, IO (e) (f) (i)....................      1.90%       10/27/28           9,781,756
      55,000,000     Series 2021-RR20, Class X, IO (e)............................      1.85%       04/25/33           8,631,007
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates
     114,005,843     Series 2013-K030, Class X1, IO (e)...........................      0.26%       04/25/23             151,958
      75,206,460     Series 2014-K036, Class X1, IO (e)...........................      0.84%       10/25/23             675,602
      42,758,691     Series 2015-K721, Class X1, IO (e)...........................      0.45%       08/25/22              34,233
     290,132,823     Series 2016-KIR1, Class X, IO (e)............................      1.19%       03/25/26          10,176,467
      12,000,000     Series 2018-K156, Class A3...................................      3.70%       06/25/33          12,103,700
      28,941,200     Series 2018-K157, Class A2...................................      3.99%       05/25/33          30,023,873
       7,101,000     Series 2018-K159, Class A3...................................      3.95%       11/25/33           7,258,355
      57,765,039     Series 2019-K099, Class X1, IO (e)...........................      1.00%       09/25/29           3,136,491
      57,790,000     Series 2019-K099, Class XAM, IO (e)..........................      1.26%       09/25/29           4,262,301
      69,644,531     Series 2019-K101, Class X1, IO (d)...........................      0.95%       10/25/29           3,612,963
      64,993,000     Series 2019-K102, Class XAM, IO (d)..........................      1.21%       10/25/29           4,600,529
      59,029,000     Series 2019-K103, Class XAM, IO (e)..........................      1.01%       11/25/29           3,543,806
     103,328,139     Series 2019-K734, Class X1, IO (e)...........................      0.78%       02/25/26           2,114,404
      68,018,000     Series 2019-K734, Class XAM, IO (e)..........................      0.55%       02/25/26           1,113,115
      42,398,402     Series 2019-K735, Class X1, IO (e)...........................      1.09%       05/25/26           1,387,594
      57,404,996     Series 2019-K736, Class X1, IO (e)...........................      1.43%       07/25/26           2,464,058
      28,620,944     Series 2019-K1510, Class X1, IO (e)..........................      0.64%       01/25/34           1,227,163
     158,343,252     Series 2019-K1512, Class X1, IO (e)..........................      1.05%       04/25/34          12,084,709
      56,995,381     Series 2019-K1513, Class X1, IO (e)..........................      0.99%       08/25/34           4,233,241
      18,674,000     Series 2020-K109, Class XAM, IO (e)..........................      1.91%       04/25/30           2,263,216
     108,672,016     Series 2020-K110, Class X1, IO (e)...........................      1.81%       04/25/30          11,550,890
      29,090,000     Series 2020-K112, Class XAM, IO (e)..........................      1.77%       05/25/30           3,303,492
      82,019,000     Series 2020-K113, Class XAM, IO (e)..........................      1.69%       06/25/30           8,935,880
      53,100,000     Series 2020-K114, Class XAM, IO (e)..........................      1.44%       06/25/30           4,877,421
      50,703,859     Series 2020-K115, Class X1, IO (e)...........................      1.43%       06/25/30           4,425,433
      55,537,412     Series 2020-K115, Class XAM, IO (e)..........................      1.65%       07/25/30           5,921,815
      16,455,041     Series 2020-K116, Class X1, IO (e)...........................      1.53%       07/25/30           1,516,872
      55,500,000     Series 2020-K116, Class XAM, IO (e)..........................      1.70%       08/25/30           6,195,587
      63,500,000     Series 2020-K117, Class XAM, IO (e)..........................      1.53%       09/25/30           6,355,683
      34,886,485     Series 2020-K118, Class X1, IO (e)...........................      1.05%       09/25/30           2,261,126
      37,051,661     Series 2020-K118, Class XAM, IO (e)..........................      1.26%       09/25/30           3,082,961
      51,000,000     Series 2020-K119, Class XAM, IO (e)..........................      1.23%       10/25/30           4,123,574
      75,535,017     Series 2020-K120, Class XAM, IO (e)..........................      1.31%       10/25/30           6,537,767
      21,236,000     Series 2020-K121, Class XAM, IO (e)..........................      1.29%       11/25/30           1,829,847
      29,940,542     Series 2020-K122, Class X1, IO (e)...........................      0.97%       11/25/30           1,796,908
      35,210,000     Series 2020-K122, Class XAM, IO (e)..........................      1.17%       11/25/30           2,754,292
      75,577,469     Series 2020-K737, Class X1, IO (d)...........................      0.75%       10/25/26           1,753,102
      38,559,000     Series 2020-K738, Class XAM, IO (d)..........................      1.48%       03/25/27           2,287,802
     131,750,487     Series 2020-K739, Class X1, IO (e)...........................      1.32%       09/25/27           6,830,419
      40,072,531     Series 2020-K739, Class XAM, IO (e)..........................      1.67%       09/25/27           2,930,765
      33,000,000     Series 2020-K740, Class XAM (e)..............................      1.20%       10/25/27           1,762,735
      90,051,216     Series 2020-K1515, Class X1, IO (e)..........................      1.64%       02/25/35          12,147,099
      86,959,598     Series 2020-K1516, Class X1, IO (e)..........................      1.63%       05/25/35          12,693,032
      94,352,088     Series 2020-K1517, Class X1, IO (e)..........................      1.44%       07/25/35          12,130,291
      52,941,375     Series 2020-KG04, Class X1, IO (e)...........................      0.94%       11/25/30           3,072,950


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates (Continued)
$     49,625,000     Series 2021-K123, Class XAM, IO (a)..........................      1.07%       12/25/30    $      3,544,461
      26,688,000     Series 2021-K124, Class XAM, IO (e)..........................      1.03%       01/25/31           1,827,898
      41,267,000     Series 2021-K125, Class XAM, IO (e)..........................      0.87%       01/25/31           2,406,246
      33,900,000     Series 2021-K128, Class XAM, IO (e)..........................      0.83%       03/25/31           1,881,257
      27,836,000     Series 2021-K129, Class XAM, IO (a)..........................      1.33%       05/25/31           2,542,220
      41,565,013     Series 2021-K130, Class XAM, IO (e)..........................      1.32%       07/25/31           3,899,530
      44,491,000     Series 2021-K132, Class XAM, IO (e)..........................      0.96%       09/25/31           2,989,773
     107,703,000     Series 2021-K741, Class XAM, IO (e)..........................      1.03%       12/25/27           5,175,668
     107,126,540     Series 2021-K744, Class X1, IO (e)...........................      0.96%       07/25/28           4,869,051
     149,814,120     Series 2021-K1520, Class X1, IO (e)..........................      0.58%       02/25/36           6,976,289
     142,000,000     Series 2021-KG05, Class X1, IO (e)...........................      0.40%       01/25/31           3,343,433
      64,485,402     Series 2021-KG06, Class X1, IO (e)...........................      0.63%       10/25/31           2,639,691
      13,000,000     Series 2021-KI08, Class A, 30 Day Average SOFR +
                        0.20% (a).................................................      0.36%       10/25/26          12,981,192
                  FREMF Mortgage Trust
       5,000,000     Series 2013-K24, Class B (e) (j).............................      3.63%       11/25/45           5,018,142
       9,850,000     Series 2013-K26, Class B (e) (j).............................      3.72%       12/25/45           9,900,223
       6,203,000     Series 2013-K28, Class B (e) (j).............................      3.61%       06/25/46           6,215,715
       8,700,000     Series 2013-K29, Class B (e) (j).............................      3.59%       05/25/46           8,713,589
      11,943,000     Series 2013-K32, Class B (e) (j).............................      3.64%       10/25/46          11,935,973
      23,320,000     Series 2013-K35, Class B (e) (j).............................      4.07%       12/25/46          23,509,233
       5,710,000     Series 2015-K720, Class B (e) (j)............................      3.54%       07/25/22           5,716,176
       8,401,000     Series 2015-K720, Class C (e) (j)............................      3.54%       07/25/22           8,406,110
      16,266,829     Series 2015-K721, Class B (e) (j)............................      3.71%       11/25/47          16,313,741
                  Government National Mortgage Association
       3,526,862     Series 2011-31, Class Z (d)..................................      3.58%       09/16/52           3,364,796
      18,656,237     Series 2012-120, Class Z (d).................................      2.46%       01/16/55          15,661,002
         100,000     Series 2013-74, Class AG (e).................................      2.60%       12/16/53              89,237
           6,959     Series 2013-194, Class AE (d)................................      2.75%       11/16/44               6,785
      16,056,385     Series 2015-30, Class DZ.....................................      2.95%       05/16/55          14,844,537
      27,885,020     Series 2015-30, Class IO, IO (d).............................      0.68%       07/16/56             878,866
       7,720,866     Series 2015-70, Class IO, IO (d).............................      0.61%       12/16/49             178,652
       4,609,972     Series 2015-125, Class VA (d)................................      2.70%       05/16/35           4,423,249
      18,226,797     Series 2016-2, Class IO, IO (d)..............................      0.56%       04/16/57             467,840
      16,671,861     Series 2016-11, Class IO, IO (d).............................      0.84%       01/16/56             669,814
       9,278,969     Series 2016-26, Class IO, IO (d).............................      0.69%       02/16/58             290,311
      25,403,119     Series 2016-34, Class IO, IO (d).............................      0.92%       01/16/58           1,112,321
      10,865,473     Series 2016-36, Class IO, IO (d).............................      0.73%       08/16/57             374,710
      12,920,320     Series 2016-52, Class IO, IO (d).............................      0.75%       03/16/58             483,984
       4,021,015     Series 2016-110, Class VA....................................      2.10%       01/16/38           3,628,582
      19,079,517     Series 2016-113, Class IO, IO (d)............................      1.08%       02/16/58           1,050,955
      10,972,209     Series 2016-127, Class IO, IO (d)............................      0.86%       05/16/58             511,735
      33,896,377     Series 2016-166, Class IO, IO (d)............................      0.92%       04/16/58           1,629,934
       3,145,979     Series 2017-23, Class Z......................................      2.50%       05/16/59           2,589,725
       4,093,376     Series 2017-35, Class Z (d)..................................      2.50%       05/16/59           3,421,654
       7,020,000     Series 2017-76, Class B......................................      2.60%       12/16/56           6,237,429
       3,234,287     Series 2017-106, Class AE....................................      2.60%       12/16/56           3,006,866
       2,599,995     Series 2017-146, Class Z.....................................      2.60%       09/16/57           2,203,141
       4,280,169     Series 2018-4, Class Z.......................................      2.50%       10/16/59           3,503,317
      13,696,340     Series 2018-98, Class C (d)..................................      3.00%       08/16/60          11,987,053
      17,117,421     Series 2018-123, Class Z.....................................      2.50%       06/16/60          14,166,292


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$     24,481,854     Series 2018-170, Class Z.....................................      2.50%       11/16/60    $     21,749,941
      18,087,544     Series 2019-7, Class Z.......................................      2.50%       01/16/61          15,209,389
       1,856,688     Series 2019-104, Class Z.....................................      2.80%       05/16/61           1,538,081
      10,200,000     Series 2020-143, Class B.....................................      2.00%       03/16/62           7,980,240
       6,700,000     Series 2020-161, Class B.....................................      2.00%       08/16/62           5,180,943
       8,720,766     Series 2020-169, Class Z.....................................      1.83%       06/16/62           5,372,907
      22,373,468     Series 2022-43, Class Z......................................      2.00%       09/16/61          16,881,697
                                                                                                                ----------------
                                                                                                                     643,778,765
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 43.0%
                  Federal Home Loan Mortgage Corporation
       1,230,480     Pool 760043, 5 Yr. Constant Maturity Treasury Rate +
                        1.39% (a).................................................      2.98%       12/01/48           1,248,744
       4,606,710     Pool 840359, 12 Mo. LIBOR + 1.64% (a)........................      1.93%       06/01/46           4,728,209
          92,342     Pool A19763..................................................      5.00%       04/01/34              96,989
         389,945     Pool A47828..................................................      3.50%       08/01/35             382,646
         179,324     Pool A47937..................................................      5.50%       08/01/35             191,087
          62,658     Pool A48972..................................................      5.50%       05/01/36              66,658
          70,195     Pool A54675..................................................      5.50%       01/01/36              75,664
         148,098     Pool A65324..................................................      5.50%       09/01/37             156,164
          87,821     Pool A97294..................................................      4.00%       02/01/41              89,043
         711,425     Pool B70791..................................................      4.00%       06/01/39             725,112
           3,337     Pool C01310..................................................      6.50%       03/01/32               3,630
          11,276     Pool C03458..................................................      5.00%       02/01/40              11,974
          40,783     Pool C03949..................................................      3.50%       05/01/42              40,410
          97,257     Pool C04269..................................................      3.00%       10/01/42              93,984
         157,449     Pool C91167..................................................      5.00%       04/01/28             163,317
         113,166     Pool C91353..................................................      3.50%       01/01/31             110,202
          16,826     Pool C91482..................................................      3.50%       07/01/32              16,797
          14,223     Pool E02883..................................................      4.00%       04/01/26              14,532
          15,671     Pool G01443..................................................      6.50%       08/01/32              16,829
         255,239     Pool G02017..................................................      5.00%       12/01/35             272,574
         252,820     Pool G04593..................................................      5.50%       01/01/37             269,378
         114,789     Pool G04814..................................................      5.50%       10/01/38             122,318
          22,069     Pool G05173..................................................      4.50%       11/01/31              22,797
         233,115     Pool G05275..................................................      5.50%       02/01/39             249,407
          64,519     Pool G05449..................................................      4.50%       05/01/39              67,423
         191,951     Pool G06583..................................................      5.00%       06/01/41             205,347
         470,998     Pool G07100..................................................      5.50%       07/01/40             502,693
          44,772     Pool G07266..................................................      4.00%       12/01/42              45,171
         335,978     Pool G07329..................................................      4.00%       01/01/43             340,651
         351,416     Pool G07683..................................................      4.00%       03/01/44             356,312
           1,818     Pool G08113..................................................      6.50%       02/01/36               1,967
         955,641     Pool G08854..................................................      5.00%       12/01/48             998,766
           2,766     Pool G12959..................................................      6.50%       10/01/22               2,781
             119     Pool G12978..................................................      5.50%       12/01/22                 120
           7,993     Pool G13625..................................................      5.50%       01/01/24               8,103
          32,638     Pool G13733..................................................      5.00%       11/01/24              33,393
          29,749     Pool G14088..................................................      4.00%       02/01/26              30,345
          27,304     Pool G14106..................................................      6.00%       10/01/24              27,527
           8,098     Pool G14167..................................................      5.50%       07/01/23               8,190
           1,671     Pool G14233..................................................      6.00%       01/01/24               1,679


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        325,888     Pool G14348..................................................      4.00%       10/01/26    $        331,980
          10,837     Pool G14376..................................................      4.00%       09/01/25              11,035
          19,842     Pool G14995..................................................      5.50%       12/01/24              20,054
           1,171     Pool G15821..................................................      5.00%       07/01/25               1,195
          72,904     Pool G15949..................................................      4.00%       01/01/29              74,266
          11,200     Pool G15957..................................................      5.50%       12/01/24              11,264
          56,998     Pool G18264..................................................      5.00%       07/01/23              58,153
          85,998     Pool G18287..................................................      5.50%       12/01/23              87,501
          10,044     Pool G60020..................................................      4.50%       12/01/43              10,350
         407,689     Pool G60114..................................................      5.50%       06/01/41             434,341
         620,563     Pool G60168..................................................      4.50%       07/01/45             646,286
         218,038     Pool G60194..................................................      3.50%       08/01/45             215,863
         227,007     Pool G60808..................................................      3.00%       10/01/46             218,258
       2,133,751     Pool G60921..................................................      4.50%       02/01/47           2,210,397
       8,324,232     Pool G60940..................................................      4.00%       09/01/46           8,469,962
       2,832,390     Pool G61160..................................................      4.50%       11/01/45           2,959,058
           5,228     Pool H09034..................................................      5.50%       05/01/37               5,476
           2,385     Pool J05364..................................................      6.00%       08/01/22               2,393
          60,093     Pool J09465..................................................      4.00%       04/01/24              61,182
          35,085     Pool J09504..................................................      4.00%       04/01/24              35,722
           9,387     Pool J09798..................................................      4.00%       05/01/24               9,561
          15,782     Pool J10623..................................................      4.00%       09/01/24              16,069
         170,903     Pool N70075..................................................      5.00%       01/01/35             173,669
         286,669     Pool N70081..................................................      5.50%       07/01/38             295,328
          57,572     Pool Q07189..................................................      4.00%       04/01/42              58,374
          19,332     Pool Q07479..................................................      3.50%       04/01/42              19,155
          83,474     Pool Q11791..................................................      3.50%       10/01/42              82,708
          57,303     Pool Q11836..................................................      3.50%       10/01/42              56,777
         407,690     Pool Q14034..................................................      3.50%       12/01/42             405,672
       1,750,268     Pool Q50564..................................................      4.50%       09/01/47           1,793,243
       6,602,997     Pool Q53219..................................................      4.50%       12/01/47           6,910,093
         465,665     Pool Q54651..................................................      4.50%       03/01/48             484,513
         768,302     Pool Q55037..................................................      4.50%       04/01/48             800,664
       5,336,616     Pool Q55152..................................................      4.50%       04/01/48           5,523,523
       2,293,471     Pool Q56260..................................................      5.00%       05/01/48           2,448,377
       2,932,919     Pool Q58363..................................................      5.00%       09/01/48           3,054,747
       1,457,195     Pool Q58483..................................................      4.50%       09/01/48           1,488,591
       2,007,725     Pool Q61217..................................................      4.00%       01/01/49           2,027,248
       3,434,196     Pool QA4774..................................................      4.00%       11/01/49           3,482,848
       2,601,542     Pool QB4340..................................................      3.00%       10/01/50           2,465,443
      14,701,818     Pool QD5978..................................................      3.00%       02/01/52          13,919,855
      10,284,129     Pool QD5999..................................................      3.00%       02/01/52           9,735,645
      11,961,441     Pool QE0773..................................................      4.00%       04/01/52          12,099,835
      14,008,724     Pool QE1612..................................................      4.00%       05/01/52          14,248,763
       8,477,414     Pool QK1195..................................................      2.50%       11/01/41           7,899,951
      13,814,136     Pool QK1203..................................................      2.50%       11/01/41          12,864,924
       3,478,494     Pool QN2804..................................................      1.50%       07/01/35           3,190,803
         324,290     Pool QN3055..................................................      1.50%       08/01/35             297,489
       5,788,213     Pool RA3086..................................................      2.50%       07/01/50           5,304,007
          41,201     Pool SC0036..................................................      3.00%       06/01/38              39,721
      34,913,389     Pool SD0859..................................................      3.50%       05/01/50          34,101,364
      24,051,677     Pool SD0927..................................................      3.50%       04/01/52          23,684,468


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$     24,807,973     Pool SD0959..................................................      3.50%       04/01/52    $     24,331,015
       8,236,445     Pool SD8031..................................................      3.50%       12/01/49           8,035,348
               1     Pool SD8044..................................................      3.00%       02/01/50                   1
       2,379,306     Pool SD8045..................................................      3.50%       02/01/50           2,324,223
       6,293,097     Pool SD8062..................................................      3.00%       05/01/50           5,972,907
         339,440     Pool U50165..................................................      4.00%       05/01/32             342,581
       2,242,086     Pool U59020..................................................      4.00%       06/01/35           2,262,565
       1,345,599     Pool U64762..................................................      4.50%       10/01/45           1,400,121
       5,679,587     Pool U69020..................................................      5.00%       07/01/44           6,037,937
       3,598,552     Pool U69041..................................................      5.00%       11/01/43           3,834,994
          98,883     Pool U80068..................................................      3.50%       10/01/32              97,368
          65,304     Pool U80212..................................................      3.50%       02/01/33              64,360
          83,095     Pool U90245..................................................      3.50%       10/01/42              82,523
         845,770     Pool U90690..................................................      3.50%       06/01/42             839,938
          12,149     Pool U90932..................................................      3.00%       02/01/43              11,666
          34,147     Pool U92272..................................................      4.50%       12/01/43              35,762
          99,518     Pool U99045..................................................      3.50%       03/01/43              98,829
         108,635     Pool U99084..................................................      4.50%       02/01/44             114,157
          49,377     Pool U99091..................................................      4.50%       03/01/44              51,385
         147,587     Pool U99096..................................................      4.50%       05/01/44             154,570
       1,461,275     Pool ZS2492..................................................      6.50%       04/01/35           1,602,691
                  Federal National Mortgage Association
          42,454     Pool 190371..................................................      6.50%       07/01/36              46,084
          25,164     Pool 255190..................................................      5.50%       05/01/34              26,802
          12,419     Pool 255984..................................................      4.50%       11/01/25              12,656
          77,610     Pool 256181..................................................      5.50%       03/01/36              80,909
         294,779     Pool 256576..................................................      5.50%       01/01/37             310,129
           6,744     Pool 256808..................................................      5.50%       07/01/37               6,819
          49,497     Pool 256936..................................................      6.00%       10/01/37              51,729
          52,225     Pool 545759..................................................      6.50%       07/01/32              56,518
          11,889     Pool 555851..................................................      6.50%       01/01/33              12,709
         190,504     Pool 683246..................................................      5.50%       02/01/33             202,506
         160,585     Pool 725014..................................................      5.50%       12/01/33             171,578
         348,473     Pool 735415..................................................      6.50%       12/01/32             375,335
           3,116     Pool 745875..................................................      6.50%       09/01/36               3,360
          40,973     Pool 747097..................................................      6.00%       10/01/29              42,452
         308,630     Pool 788149..................................................      5.50%       05/01/33             332,048
         145,793     Pool 812741..................................................      5.50%       02/01/35             152,405
         172,141     Pool 827948..................................................      5.50%       05/01/35             179,975
         262,039     Pool 850000..................................................      5.50%       01/01/36             282,188
          35,300     Pool 871039..................................................      5.50%       02/01/37              36,155
         917,282     Pool 879015..................................................      4.00%       10/01/35             930,547
         111,689     Pool 888001..................................................      5.50%       10/01/36             120,420
          95,952     Pool 888163..................................................      7.00%       12/01/33             105,207
              82     Pool 888435..................................................      5.50%       06/01/22                  82
         316,806     Pool 889610..................................................      5.50%       06/01/38             337,440
          10,800     Pool 890149..................................................      6.50%       10/01/38              11,879
          16,683     Pool 890231..................................................      5.00%       07/01/25              17,027
           3,250     Pool 890314..................................................      5.50%       12/01/22               3,264
           3,174     Pool 890378..................................................      6.00%       05/01/24               3,220
         777,306     Pool 890556..................................................      4.50%       10/01/43             807,022
         647,642     Pool 890736..................................................      5.00%       07/01/30             677,635


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        139,478     Pool 905917..................................................      5.50%       01/01/37    $        149,911
          66,960     Pool 922386..................................................      5.50%       01/01/37              66,972
          11,008     Pool 930562..................................................      5.00%       02/01/39              11,770
          82,511     Pool 931808..................................................      5.50%       08/01/39              87,901
         129,907     Pool 953115..................................................      5.50%       11/01/38             135,845
          19,596     Pool 962556..................................................      5.00%       04/01/23              19,965
           7,971     Pool 973561..................................................      5.00%       03/01/23               8,119
          42,822     Pool 976871..................................................      6.50%       08/01/36              46,095
          14,418     Pool 995097..................................................      6.50%       10/01/37              15,863
          78,869     Pool 995149..................................................      6.50%       10/01/38              85,965
          37,154     Pool 995228..................................................      6.50%       11/01/38              41,081
          24,027     Pool 995252..................................................      5.00%       12/01/23              24,494
          12,020     Pool 995259..................................................      6.50%       11/01/23              12,175
          97,616     Pool AA3303..................................................      5.50%       06/01/38             100,902
         448,039     Pool AB0460..................................................      5.50%       02/01/37             471,966
         150,041     Pool AB0731..................................................      4.00%       06/01/39             153,329
          37,931     Pool AB2092..................................................      4.00%       01/01/41              38,438
          16,179     Pool AB2133..................................................      4.00%       01/01/26              16,468
         869,686     Pool AB2506..................................................      5.00%       03/01/41             930,800
       1,043,725     Pool AB2959..................................................      4.50%       07/01/40           1,051,061
          74,733     Pool AB5174..................................................      3.50%       05/01/42              73,986
          91,670     Pool AB5919..................................................      3.00%       08/01/42              88,513
         188,832     Pool AB6671..................................................      3.00%       10/01/42             182,330
         244,259     Pool AB7765..................................................      3.00%       02/01/43             235,845
         152,912     Pool AB7859..................................................      3.50%       02/01/43             151,380
         438,677     Pool AB8676..................................................      3.50%       05/01/42             419,380
         630,457     Pool AB9551..................................................      3.00%       06/01/43             608,296
          18,955     Pool AC1232..................................................      5.00%       07/01/24              19,337
         177,143     Pool AC3267..................................................      5.50%       09/01/39             190,087
          44,458     Pool AD0889..................................................      6.00%       09/01/24              45,127
         286,357     Pool AD4317..................................................      4.00%       04/01/40             288,967
           8,926     Pool AD5222..................................................      4.50%       05/01/30               9,097
          58,572     Pool AD7137..................................................      5.50%       07/01/40              62,932
         187,842     Pool AE0137..................................................      4.50%       03/01/36             196,030
          63,300     Pool AE4476..................................................      4.00%       03/01/41              64,122
          83,305     Pool AE7005..................................................      4.00%       10/01/40              84,261
       3,040,342     Pool AE7733..................................................      5.00%       11/01/40           3,241,440
          21,083     Pool AE9284..................................................      4.00%       11/01/40              21,358
         493,380     Pool AE9959..................................................      5.00%       03/01/41             520,273
         242,305     Pool AH0979..................................................      3.50%       01/01/41             235,453
         161,378     Pool AH1089..................................................      4.00%       11/01/40             162,725
          89,682     Pool AH1141..................................................      4.50%       12/01/40              93,629
          61,705     Pool AH4404..................................................      4.00%       01/01/41              62,512
          56,226     Pool AH7204..................................................      4.00%       03/01/41              56,963
         144,421     Pool AI6093..................................................      4.50%       06/01/31             147,438
          55,008     Pool AI6503..................................................      5.00%       11/01/39              57,083
          22,823     Pool AI6581..................................................      4.50%       07/01/41              23,833
         103,831     Pool AI8779..................................................      4.00%       11/01/41             105,186
         330,091     Pool AI9114..................................................      4.00%       06/01/42             337,057
       1,712,401     Pool AI9124..................................................      4.00%       08/01/42           1,748,537
         942,881     Pool AI9158..................................................      6.50%       01/01/41           1,062,637
         644,264     Pool AK0765..................................................      4.00%       03/01/42             660,830


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        120,751     Pool AK4520..................................................      4.00%       03/01/42    $        122,138
         112,438     Pool AK5555..................................................      4.00%       04/01/42             113,903
          71,860     Pool AL0212..................................................      5.50%       02/01/38              76,517
         179,928     Pool AL0241..................................................      4.00%       04/01/41             182,282
           3,749     Pool AL0399..................................................      6.00%       08/01/24               3,792
           1,694     Pool AL0446..................................................      6.00%       05/01/24               1,710
           4,839     Pool AL1195..................................................      6.00%       09/01/23               4,901
         389,323     Pool AL1850..................................................      5.50%       07/01/40             414,573
          69,399     Pool AL2142..................................................      6.50%       09/01/38              75,374
         336,096     Pool AL2551..................................................      3.50%       10/01/42             332,735
           8,032     Pool AL2589..................................................      5.50%       05/01/25               8,103
          68,006     Pool AL2892..................................................      3.50%       12/01/42              67,331
         445,976     Pool AL3093..................................................      3.50%       02/01/43             441,528
          18,108     Pool AL3154..................................................      3.00%       02/01/43              17,484
       1,023,269     Pool AL4703..................................................      3.50%       12/01/28           1,017,059
           5,168     Pool AL4962..................................................      6.00%       05/01/24               5,234
          96,906     Pool AL5616..................................................      5.50%       09/01/41             103,195
         519,627     Pool AL5890..................................................      4.50%       03/01/43             543,813
           1,449     Pool AL6057..................................................      6.00%       08/01/24               1,458
       1,950,755     Pool AL6513..................................................      5.00%       07/01/44           2,063,678
          56,134     Pool AL6948..................................................      5.00%       09/01/25              57,259
          67,470     Pool AL7046..................................................      3.50%       06/01/45              66,750
         188,978     Pool AL7231..................................................      3.50%       08/01/45             186,925
         414,109     Pool AL7449..................................................      8.50%       12/01/37             468,415
         518,832     Pool AL7637..................................................      5.00%       01/01/42             530,325
       1,800,129     Pool AL7905..................................................      4.50%       03/01/34           1,869,882
          76,770     Pool AL8139..................................................      4.00%       02/01/32              76,599
          58,767     Pool AL8353..................................................      3.50%       08/01/44              58,180
       2,719,524     Pool AL8652..................................................      5.00%       07/01/44           2,959,459
         341,696     Pool AL9143..................................................      3.50%       09/01/36             340,071
         115,841     Pool AL9226..................................................      5.50%       12/01/41             126,006
         866,052     Pool AL9777..................................................      4.50%       01/01/47             899,638
         189,303     Pool AP1197..................................................      3.50%       09/01/42             187,878
         115,180     Pool AP7963..................................................      4.00%       09/01/42             117,074
       1,591,639     Pool AQ0411..................................................      3.50%       10/01/42           1,575,839
         683,215     Pool AQ0535..................................................      3.00%       11/01/42             658,343
         428,914     Pool AQ1534..................................................      3.50%       10/01/32             421,939
         361,661     Pool AQ1607..................................................      3.50%       11/01/32             355,735
          44,703     Pool AQ9715..................................................      3.00%       01/01/43              43,098
         260,737     Pool AQ9999..................................................      3.00%       02/01/43             251,505
         958,997     Pool AR7582..................................................      3.50%       03/01/33             943,540
         185,126     Pool AR7961..................................................      3.50%       03/01/33             182,148
       2,523,182     Pool AS1719..................................................      5.00%       02/01/44           2,698,034
         324,246     Pool AS5236..................................................      4.00%       05/01/45             323,510
         565,488     Pool AS5515..................................................      3.50%       06/01/30             570,263
         230,087     Pool AS5635..................................................      3.00%       08/01/45             221,026
         191,560     Pool AS7211..................................................      3.00%       04/01/46             182,055
       4,591,239     Pool AS8548..................................................      3.50%       12/01/46           4,561,172
         214,827     Pool AS9990..................................................      4.50%       07/01/47             219,660
          69,125     Pool AT0332..................................................      3.00%       04/01/43              64,973
         536,852     Pool AT1747..................................................      3.00%       04/01/43             518,185
         310,815     Pool AT3892..................................................      3.00%       06/01/43             294,592


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        194,975     Pool AT4180..................................................      3.50%       05/01/33    $        191,919
          64,290     Pool AY0013..................................................      4.50%       01/01/45              65,531
         407,974     Pool BA4113..................................................      3.00%       04/01/46             389,666
       7,006,901     Pool BD6438..................................................      3.00%       10/01/46           6,730,789
         276,591     Pool BE3631..................................................      4.50%       05/01/47             284,745
       1,621,311     Pool BH2633..................................................      5.00%       08/01/47           1,703,207
          16,129     Pool BH9428..................................................      4.50%       09/01/47              16,578
       9,881,221     Pool BJ1637..................................................      3.50%       11/01/47           9,716,066
          82,595     Pool BJ6232..................................................      5.00%       04/01/48              85,771
         765,637     Pool BJ9100..................................................      4.50%       02/01/48             802,685
         456,907     Pool BJ9111..................................................      4.50%       03/01/48             473,207
       1,163,120     Pool BJ9124..................................................      4.50%       04/01/48           1,220,248
         263,724     Pool BK4769..................................................      5.00%       08/01/48             275,104
          79,715     Pool BK4851..................................................      5.00%       05/01/48              82,621
       3,549,725     Pool BK8883..................................................      5.00%       09/01/48           3,810,274
       1,396,092     Pool BK9563..................................................      4.50%       12/01/48           1,434,108
       3,423,841     Pool BK9599..................................................      5.00%       08/01/48           3,575,037
      12,535,730     Pool BM4122..................................................      7.47%       01/01/40          13,919,914
       4,370,770     Pool BM4561..................................................      5.00%       09/01/48           4,622,115
       5,678,331     Pool BM4785..................................................      4.50%       10/01/38           6,000,826
       5,933,513     Pool BM5671..................................................      4.50%       01/01/49           6,216,680
       5,706,536     Pool BM6018..................................................      5.00%       05/01/49           5,735,069
         900,642     Pool BM6602..................................................      3.50%       02/01/48             867,191
         421,686     Pool BN1027..................................................      5.50%       03/01/49             444,442
      17,515,849     Pool BN3925..................................................      4.50%       01/01/49          18,252,176
       1,130,973     Pool BN4059..................................................      4.00%       12/01/48           1,126,302
       3,207,632     Pool BN4328..................................................      5.00%       01/01/49           3,394,375
       5,681,984     Pool BO5426..................................................      4.00%       10/01/49           5,779,096
       7,261,603     Pool BP1649..................................................      3.50%       02/01/50           7,078,283
       3,199,821     Pool BP4238..................................................      3.00%       04/01/50           3,036,404
         656,857     Pool BP6504..................................................      1.50%       07/01/35             602,543
       1,770,431     Pool BP8797..................................................      3.00%       07/01/50           1,688,641
       4,984,902     Pool BQ3099..................................................      3.00%       10/01/50           4,741,349
      10,689,022     Pool BT9396..................................................      2.50%       11/01/41           9,954,508
       6,825,332     Pool BT9397..................................................      2.50%       11/01/41           6,360,378
      10,753,570     Pool BU8953..................................................      4.00%       04/01/52          10,861,256
       6,491,259     Pool CA1576..................................................      5.00%       01/01/48           6,796,707
       3,756,956     Pool CA1917..................................................      5.00%       06/01/48           3,979,991
       2,104,583     Pool CA2520..................................................      4.00%       10/01/33           2,165,281
       3,826,982     Pool CA2947..................................................      4.00%       12/01/48           3,907,706
       9,320,296     Pool CA4978..................................................      3.00%       01/01/50           8,845,535
       7,341,578     Pool CA5352..................................................      3.50%       03/01/50           7,157,172
      27,643,844     Pool CA5569..................................................      4.00%       04/01/50          27,945,159
      10,449,189     Pool CA6423..................................................      3.00%       07/01/50           9,910,161
      50,168,483     Pool CB3507..................................................      4.00%       04/01/52          50,704,355
       1,998,696     Pool FM1284..................................................      3.50%       02/01/46           1,978,791
       1,824,947     Pool FM1285..................................................      4.00%       10/01/43           1,848,678
       1,879,456     Pool FM1287..................................................      5.00%       11/01/44           1,973,949
      40,937,979     Pool FM1725..................................................      2.50%       11/01/47          37,765,132
      20,527,367     Pool FM1873..................................................      3.00%       11/01/49          19,468,101
       8,734,357     Pool FM2001..................................................      5.00%       09/01/49           9,138,566
       5,608,830     Pool FM2450..................................................      3.50%       12/01/39           5,705,273


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     50,455,005     Pool FM3047..................................................      4.00%       04/01/45    $     51,565,255
      17,347,923     Pool FM3053..................................................      3.50%       04/01/50          16,928,428
      15,554,663     Pool FM3431..................................................      3.00%       05/01/50          14,787,341
       9,597,770     Pool FM4681..................................................      2.50%       11/01/50           8,819,781
      13,831,487     Pool FM7685..................................................      3.00%       06/01/51          13,108,667
       7,404,093     Pool FM8218..................................................      4.00%       04/01/48           7,520,769
      35,440,970     Pool FM8927..................................................      4.00%       10/01/49          36,290,279
      12,819,084     Pool FM8953..................................................      5.00%       11/01/43          13,659,682
      19,632,897     Pool FM9224..................................................      4.00%       10/01/51          19,686,003
      43,952,157     Pool FM9263..................................................      2.00%       10/01/41          40,005,495
       5,577,964     Pool FM9408..................................................      4.50%       06/01/46           5,774,934
      11,515,797     Pool FS0032..................................................      3.00%       12/01/51          10,999,529
      54,288,945     Pool FS0697..................................................      2.50%       02/01/42          50,828,599
      19,307,553     Pool FS1021..................................................      3.00%       02/01/52          18,415,011
      17,547,409     Pool FS1029..................................................      3.00%       02/01/52          16,760,734
      28,175,698     Pool FS1143..................................................      3.00%       03/01/52          26,892,899
      36,317,832     Pool FS1267..................................................      4.00%       04/01/52          36,715,648
      49,989,360     Pool FS1268..................................................      4.00%       04/01/52          50,664,031
      30,000,000     Pool FS1501..................................................      4.00%       08/01/51          29,970,092
      61,921,998     Pool FS1524..................................................      2.50%       04/01/42          57,512,004
      13,777,294     Pool FS1525..................................................      3.00%       04/01/52          13,159,624
      16,683,039     Pool FS1540..................................................      3.00%       04/01/42          16,150,100
      30,148,500     Pool FS1541..................................................      3.00%       04/01/42          29,109,349
      27,169,608     Pool FS1573..................................................      2.50%       11/01/41          25,268,308
      11,187,050     Pool FS1639..................................................      4.00%       04/01/52          11,332,495
      25,000,000     Pool FS1640..................................................      4.00%       04/01/52          25,207,085
      26,848,196     Pool FS1666..................................................      3.50%       05/01/52          26,430,314
      25,616,779     Pool FS1670..................................................      4.00%       04/01/52          25,914,524
      25,000,000     Pool FS1671..................................................      4.00%       05/01/52          25,272,613
      25,000,000     Pool FS1672..................................................      4.00%       05/01/52          25,194,722
          86,006     Pool MA0096..................................................      4.50%       06/01/29              87,653
           2,051     Pool MA0293..................................................      4.50%       01/01/30               2,090
          33,413     Pool MA0295..................................................      5.00%       01/01/30              34,963
          29,132     Pool MA0353..................................................      4.50%       03/01/30              29,690
         770,410     Pool MA0443..................................................      5.00%       05/01/30             806,248
          17,699     Pool MA0444..................................................      5.00%       06/01/40              18,696
         204,440     Pool MA0575..................................................      4.50%       11/01/30             208,770
         104,586     Pool MA0633..................................................      5.00%       01/01/41             109,539
           3,651     Pool MA0777..................................................      5.00%       06/01/31               3,820
          30,559     Pool MA1222..................................................      4.00%       10/01/32              31,004
          52,092     Pool MA1228..................................................      3.00%       09/01/42              50,224
         296,419     Pool MA1373..................................................      3.50%       03/01/43             294,123
         153,764     Pool MA2024..................................................      4.00%       07/01/29             157,734
         652,831     Pool MA2099..................................................      3.50%       11/01/29             658,398
         278,607     Pool MA2454..................................................      3.50%       09/01/30             280,758
           2,129     Pool MA2509..................................................      3.00%       01/01/46               1,999
       1,295,839     Pool MA2916..................................................      4.00%       02/01/47           1,328,976
         187,514     Pool MA3101..................................................      4.50%       08/01/47             192,906
         125,113     Pool MA3123..................................................      5.00%       08/01/47             131,178
         250,037     Pool MA3205..................................................      5.00%       10/01/47             262,181
      11,311,804     Pool MA3774..................................................      3.00%       09/01/49          10,723,349
       2,701,676     Pool MA3835..................................................      3.50%       11/01/49           2,635,994


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,890,444     Pool MA3991..................................................      3.00%       04/01/50    $      1,793,235
         942,045     Pool MA4122..................................................      1.50%       09/01/35             864,178
         797,128     Pool MA4154..................................................      1.50%       10/01/35             731,233
      10,000,000     Pool TBA.....................................................      2.50%       05/15/52           9,133,594
      68,000,000     Pool TBA.....................................................      3.00%       05/15/52          64,198,906
      60,000,000     Pool TBA.....................................................      2.50%       06/15/52          54,688,753
      85,000,000     Pool TBA (k).................................................      1.50%       06/15/52          71,642,928
      10,000,000     Pool TBA.....................................................      2.00%       06/15/52           8,817,642
     277,000,000     Pool TBA (k).................................................      4.00%       06/15/52         274,949,549
     230,000,000     Pool TBA (k).................................................      4.50%       06/15/52         232,987,454
     150,000,000     Pool TBA (k).................................................      4.00%       07/15/52         148,532,226
                  Government National Mortgage Association
          60,652     Pool 3149....................................................      6.00%       10/20/31              64,939
          39,017     Pool 3172....................................................      6.00%       12/20/31              42,796
          40,747     Pool 3227....................................................      6.00%       04/20/32              43,505
           8,175     Pool 3474....................................................      6.00%       11/20/33               8,824
          83,523     Pool 4251....................................................      5.50%       10/20/23              84,706
          56,985     Pool 455986..................................................      5.25%       07/15/25              56,004
          81,585     Pool 487108..................................................      6.00%       04/15/29              87,426
          33,791     Pool 553144..................................................      5.50%       04/15/33              36,339
             134     Pool 589331..................................................      6.00%       10/15/22                 134
         105,312     Pool 604338..................................................      5.00%       05/15/33             112,055
          93,900     Pool 604897..................................................      5.00%       12/15/33              99,816
         106,882     Pool 605389..................................................      5.00%       04/15/34             113,747
         243,532     Pool 615403..................................................      4.50%       08/15/33             257,039
           8,929     Pool 627123..................................................      5.50%       03/15/34               9,660
          70,941     Pool 638704..................................................      5.50%       11/15/36              75,803
         154,998     Pool 653143..................................................      4.90%       04/15/36             162,562
         244,772     Pool 658324..................................................      5.50%       03/15/37             258,604
         123,415     Pool 677190..................................................      5.00%       06/15/38             131,353
          16,449     Pool 687833..................................................      6.00%       08/15/38              18,112
          41,868     Pool 706840..................................................      4.50%       05/15/40              44,547
         190,797     Pool 706855..................................................      4.50%       09/15/40             203,002
         249,645     Pool 711483..................................................      4.00%       01/15/40             259,456
         113,323     Pool 711543..................................................      4.00%       11/15/40             117,791
         742,307     Pool 711563..................................................      4.50%       03/15/41             789,832
       4,806,030     Pool 720225..................................................      4.50%       07/15/39           5,076,055
         249,424     Pool 723216..................................................      4.50%       08/15/40             262,972
          66,068     Pool 723248..................................................      5.00%       10/15/39              70,302
         250,681     Pool 724230..................................................      5.00%       08/15/39             266,115
          64,958     Pool 724267..................................................      5.00%       09/15/39              68,995
         169,636     Pool 724340..................................................      4.50%       09/15/39             177,617
          81,422     Pool 725272..................................................      4.50%       11/15/39              84,259
          42,542     Pool 726394..................................................      4.50%       10/15/39              44,919
          19,193     Pool 728921..................................................      4.50%       12/15/24              19,479
         205,519     Pool 733595..................................................      4.50%       04/15/40             226,440
          78,291     Pool 733733..................................................      5.00%       06/15/40              82,975
         505,088     Pool 736317..................................................      4.25%       06/20/36             518,143
         103,570     Pool 736617..................................................      4.00%       12/15/35             106,609
         772,712     Pool 737673..................................................      4.50%       11/15/40             814,449
         181,907     Pool 737996..................................................      4.00%       02/15/41             188,241
         244,428     Pool 739341..................................................      3.50%       10/15/41             245,860


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        153,787     Pool 743673..................................................      4.50%       07/15/40    $        164,581
         257,367     Pool 745478..................................................      5.00%       08/20/40             273,440
         570,997     Pool 748939..................................................      4.00%       09/20/40             580,275
          78,635     Pool 754384..................................................      4.50%       03/20/42              83,702
         286,854     Pool 762905..................................................      4.50%       04/15/41             301,628
       1,208,467     Pool 769102..................................................      4.50%       07/20/41           1,230,968
         311,448     Pool 781623..................................................      5.00%       06/15/33             326,612
          49,309     Pool 781697..................................................      6.00%       11/15/33              54,322
         253,213     Pool 781824..................................................      5.50%       11/15/34             276,609
           9,980     Pool 781862..................................................      5.50%       01/15/35              10,947
          32,991     Pool 782070..................................................      7.00%       06/15/32              35,072
         105,189     Pool 782259..................................................      5.00%       02/15/36             109,831
          53,109     Pool 782810..................................................      4.50%       11/15/39              56,821
          81,303     Pool 783091..................................................      5.50%       06/15/40              89,540
          17,858     Pool 783220..................................................      5.50%       09/15/24              18,239
         129,776     Pool 783375..................................................      5.00%       08/15/41             137,567
       8,076,463     Pool 783590..................................................      4.50%       06/20/41           8,491,971
         204,962     Pool 783760..................................................      5.00%       02/15/42             218,291
       2,883,569     Pool 784063..................................................      5.00%       09/20/45           3,044,234
         456,829     Pool 784343..................................................      5.00%       02/15/41             487,429
       3,802,451     Pool 784752..................................................      4.00%       03/15/45           3,952,374
       2,214,984     Pool 785020..................................................      3.00%       05/20/50           2,097,308
       2,008,284     Pool AC0197..................................................      4.00%       12/20/42           2,063,102
         408,119     Pool AD0026..................................................      3.50%       06/20/33             406,017
          84,940     Pool AD0856..................................................      3.75%       08/20/33              85,845
          36,361     Pool AG8899..................................................      4.00%       12/20/43              37,095
         671,225     Pool AI6317..................................................      4.50%       06/20/44             690,899
         408,966     Pool AK2389..................................................      4.50%       11/20/44             419,967
         112,128     Pool AN4469..................................................      5.00%       12/15/40             117,114
         234,294     Pool AR8421..................................................      5.00%       10/20/41             243,536
         990,953     Pool BB1216..................................................      4.50%       06/20/47           1,051,293
         430,239     Pool BB4731..................................................      4.00%       07/20/47             435,081
         303,582     Pool BB4757..................................................      4.00%       08/20/47             307,276
         166,853     Pool BB4769..................................................      4.00%       08/20/47             167,785
         433,437     Pool BD0483..................................................      4.50%       11/20/47             454,663
         454,791     Pool BF0415..................................................      5.00%       06/20/35             473,755
         275,026     Pool BL6909..................................................      5.00%       03/20/49             285,096
       5,431,638     Pool BU8989..................................................      5.50%       06/20/40           5,846,384
         860,701     Pool BX7975..................................................      5.50%       09/20/39             926,614
       1,451,224     Pool CB3161..................................................      5.50%       03/20/50           1,549,807
       1,459,195     Pool CB8275..................................................      5.50%       09/20/39           1,555,611
       2,503,665     Pool CC3552..................................................      5.50%       08/20/40           2,696,103
       1,956,352     Pool CC3563..................................................      5.50%       09/20/35           2,106,380
       1,916,847     Pool CC3564..................................................      6.00%       09/20/39           2,071,170
         927,609     Pool CC3565..................................................      6.50%       01/20/39           1,047,857
       4,859,479     Pool CC3583..................................................      5.50%       09/20/35           5,241,947
       2,206,665     Pool CC8859..................................................      5.50%       10/20/35           2,375,154
       4,519,074     Pool CC8868..................................................      5.50%       06/20/40           4,848,649
       3,787,405     Pool CD4286..................................................      6.00%       11/20/39           4,110,190
         761,469     Pool CD6819..................................................      6.50%       01/20/39             820,714
       1,648,844     Pool CE1292..................................................      6.00%       01/20/39           1,788,468
         860,270     Pool CE1819..................................................      5.50%       12/20/39             925,946


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$      3,029,157     Pool CE6488..................................................      6.00%       09/20/39    $      3,284,895
       1,734,834     Pool CE6489..................................................      6.50%       12/20/38           1,889,022
       5,028,901     Pool CE6491..................................................      6.00%       07/20/36           5,454,234
         733,192     Pool CE6626..................................................      6.00%       12/20/38             795,097
       1,740,675     Pool CE7158..................................................      5.50%       05/20/40           1,867,618
       1,249,748     Pool CE9078..................................................      5.50%       01/20/39           1,324,487
         142,674     Pool MA1017..................................................      6.00%       05/20/43             155,366
         100,713     Pool MA1162..................................................      6.00%       07/20/43             109,735
          12,185     Pool MA2215..................................................      3.50%       09/20/44              11,887
          92,904     Pool MA2683..................................................      6.00%       03/20/45             101,166
          91,580     Pool MA2759..................................................      6.00%       01/20/45              99,726
          40,353     Pool MA2897..................................................      6.00%       03/20/45              43,948
         180,731     Pool MA2966..................................................      6.00%       09/20/39             196,924
         200,994     Pool MA3249..................................................      6.00%       04/20/40             219,002
         405,306     Pool MA3459..................................................      6.00%       08/20/39             441,629
         411,630     Pool MA4076..................................................      7.00%       01/20/39             449,850
       2,888,152     Pool MA5714..................................................      6.00%       01/20/49           3,085,685
                                                                                                                ----------------
                                                                                                                   2,377,307,787
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................     4,727,042,903
                  (Cost $4,939,301,031)                                                                         ----------------

MORTGAGE-BACKED SECURITIES -- 13.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.4%
                  Angel Oak Mortgage Trust
       6,603,373     Series 2021-4, Class A1 (j)..................................      1.04%       01/20/65           6,216,142
       7,782,224     Series 2021-5, Class A1 (j)..................................      0.95%       07/25/66           7,041,630
                  Arroyo Mortgage Trust
       9,000,000     Series 2019-2, Class M1 (j)..................................      4.76%       04/25/49           8,619,339
       3,464,718     Series 2019-3, Class A3 (j)..................................      3.42%       10/25/48           3,384,274
       3,251,575     Series 2021-1R, Class A2 (j).................................      1.48%       10/25/48           3,055,443
       4,489,125     Series 2021-1R, Class A3 (j).................................      1.64%       10/25/48           4,222,302
                  Barclays Mortgage Loan Trust
       6,446,064     Series 2021-NQM1, Class A1 (j)...............................      1.75%       09/25/51           6,090,410
                  BRAVO Residential Funding Trust
       2,299,175     Series 2021-NQM1, Class A2 (j)...............................      1.26%       02/25/49           2,185,830
       5,747,937     Series 2021-NQM1, Class A3 (j)...............................      1.33%       02/25/49           5,462,382
       4,555,466     Series 2021-NQM2, Class A1 (j)...............................      0.97%       03/25/60           4,418,905
                  CFMT LLC
       4,052,000     Series 2021-EBO1, Class M1 (j)...............................      1.65%       11/25/50           3,892,399
                  Chase Home Lending Mortgage Trust
       3,194,730     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (a) (j)........      1.52%       03/25/50           3,179,036
         248,457     Series 2019-ATR2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (j).............................................      1.57%       07/25/49             246,699
                  CHL Mortgage Pass-Through Trust
          30,253     Series 2004-8, Class 2A1.....................................      4.50%       06/25/19              30,328
                  CIM Trust
       1,137,257     Series 2017-7, Class A (j)...................................      3.00%       04/25/57           1,140,444
       2,292,360     Series 2018-J1, Class A22 (j)................................      3.50%       03/25/48           2,206,847
       1,996,899     Series 2019-INV1, Class A11 (j)..............................      4.00%       02/25/49           1,991,455
       3,763,716     Series 2019-INV3, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (j).............................................      1.41%       08/25/49           3,757,468


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Citigroup Global Markets Mortgage Securities VII, Inc.
$            241     Series 2003-UP2, Class PO1, PO...............................       (b)        12/25/18    $            214
                  Connecticut Avenue Securities Trust
       3,252,753     Series 2019-R01, Class 2M2, 1 Mo. LIBOR + 2.45% (a) (j)......      3.12%       07/25/31           3,264,371
       1,525,852     Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (a) (j)......      2.97%       08/25/31           1,526,917
         483,775     Series 2019-R03, Class 1M2, 1 Mo. LIBOR + 2.15% (a) (j)......      2.82%       09/25/31             483,934
       2,564,447     Series 2019-R06, Class 2M2, 1 Mo. LIBOR + 2.10% (a) (j)......      2.77%       09/25/39           2,565,081
       2,950,000     Series 2022-R02, Class 2M2, 30 Day Average SOFR +
                        3.00% (a) (j).............................................      3.29%       01/25/42           2,911,735
       6,000,000     Series 2022-R03, Class 1M2, 30 Day Average SOFR +
                        3.50% (a) (j).............................................      3.79%       03/25/42           6,114,805
       4,251,000     Series 2022-R04, Class 1M2, 30 Day Average SOFR +
                        3.10% (a) (j).............................................      3.39%       03/25/42           4,278,648
                  Ellington Financial Mortgage Trust
       6,248,000     Series 2022-2, Class A1 (j)..................................      4.30%       04/25/67           6,191,597
                  Federal Home Loan Mortgage Corporation STACR Debt Notes
      14,432,499     Series 2020-HQA5, Class M2, 30 Day Average SOFR +
                        2.60% (a) (j).............................................      2.89%       11/25/50          14,479,411
       5,500,000     Series 2022-DNA2, Class M1B, 30 Day Average SOFR +
                        2.40% (a) (j).............................................      2.69%       02/25/42           5,408,518
                  Federal Home Loan Mortgage Corporation STACR REMIC Trust
       1,697,988     Series 2020-DNA1, Class M2, 1 Mo. LIBOR +
                        1.70% (a) (j).............................................      2.37%       01/25/50           1,692,443
       1,623,624     Series 2020-HQA2, Class M2, 1 Mo. LIBOR +
                        3.10% (a) (j).............................................      3.77%       03/25/50           1,631,514
       6,250,000     Series 2021-DNA5, Class M2, 30 Day Average SOFR +
                        1.65% (a) (j).............................................      1.94%       01/25/34           6,203,737
       4,000,000     Series 2022-DNA3, Class M1B, 30 Day Average SOFR +
                        2.90% (a) (j).............................................      3.15%       04/25/42           4,008,340
                  Federal Home Loan Mortgage Corporation STACR Trust
      11,439,641     Series 2018-DNA2, Class M2, 1 Mo. LIBOR +
                        2.15% (a) (j).............................................      2.82%       12/25/30          11,537,022
       5,936,144     Series 2019-HQA1, Class M2, 1 Mo. LIBOR +
                        2.35% (a) (j).............................................      3.02%       02/25/49           5,981,623
       5,694,137     Series 2019-HQA2, Class M2, 1 Mo. LIBOR +
                        2.05% (a) (j).............................................      2.72%       04/25/49           5,720,711
       4,326,280     Series 2019-HQA3, Class M2, 1 Mo. LIBOR +
                        1.85% (a) (j).............................................      2.52%       09/25/49           4,319,206
                  Federal National Mortgage Association Connecticut Avenue
                   Securities
      12,540,232     Series 2018-C03, Class 1M2, 1 Mo. LIBOR + 2.15% (a)..........      2.82%       10/25/30          12,650,541
      11,505,153     Series 2018-C06, Class 1M2, 1 Mo. LIBOR + 2.00% (a)..........      2.67%       03/25/31          11,522,581
                  Flagstar Mortgage Trust
         532,959     Series 2018-2, Class A4 (j)..................................      3.50%       04/25/48             531,653
       2,482,614     Series 2018-4, Class B1 (e) (j)..............................      4.25%       07/25/48           2,419,011
       1,796,205     Series 2019-2, Class A11 (j).................................      3.50%       12/25/49           1,733,324
       3,236,725     Series 2020-1INV, Class A11, 1 Mo. LIBOR + 0.85% (a) (j).....      1.52%       03/25/50           3,209,012
      18,345,064     Series 2021-9INV, Class A1 (j)...............................      2.50%       09/25/41          17,211,598
                  GMACM Mortgage Loan Trust
             892     Series 2003-J10, Class A1....................................      4.75%       01/25/19                 874
                  GS Mortgage-Backed Securities Corp. Trust
         829,996     Series 2019-PJ3, Class A1 (j)................................      3.50%       03/25/50             818,855


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  JP Morgan Mortgage Trust
$          6,086     Series 2004-S2, Class 5A1....................................      5.50%       12/25/19    $          5,692
           4,175     Series 2014-IVR3, Class 2A1 (e) (j)..........................      2.34%       09/25/44               4,194
       4,401,585     Series 2015-IVR2, Class A5 (e) (j)...........................      2.24%       01/25/45           4,369,787
         841,419     Series 2018-5, Class A1 (j)..................................      3.50%       10/25/48             825,077
       1,229,051     Series 2018-5, Class A13 (j).................................      3.50%       10/25/48           1,175,771
       5,840,358     Series 2018-7FRB, Class A2, 1 Mo. LIBOR + 0.75% (a) (j)......      1.42%       04/25/46           5,818,397
       1,913,890     Series 2018-8, Class A7 (j)..................................      4.00%       01/25/49           1,894,885
       2,385,973     Series 2019-1, Class A5 (j)..................................      4.00%       05/25/49           2,366,107
         776,646     Series 2019-5, Class A15 (j).................................      4.00%       11/25/49             768,802
         797,840     Series 2019-8, Class A15 (j).................................      3.50%       03/25/50             769,382
       1,170,723     Series 2019-9, Class A11, 1 Mo. LIBOR + 0.90% (a) (j)........      1.36%       05/25/50           1,164,784
       1,479,919     Series 2019-INV2, Class A15 (j)..............................      3.50%       02/25/50           1,439,347
          11,359     Series 2019-LTV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (j).............................................      1.57%       12/25/49              11,360
         322,356     Series 2019-LTV3, Class A15 (j)..............................      3.50%       03/25/50             320,103
      11,379,342     Series 2020-7, Class A3 (j)..................................      3.00%       01/25/51          10,641,882
       5,153,228     Series 2020-INV1, Class A15 (j)..............................      3.50%       08/25/50           4,978,004
       7,784,257     Series 2021-3, Class A11, 30 Day Average SOFR +
                        0.60% (a) (j).............................................      0.70%       07/25/51           7,557,060
       9,224,880     Series 2021-INV4, Class A2 (j)...............................      3.00%       01/25/52           8,474,638
       9,221,610     Series 2021-INV6, Class A2 (j)...............................      3.00%       04/25/52           8,466,737
                  JPMorgan Wealth Management
      10,000,000     Series 2020-ATR1, Class A5 (j)...............................      3.00%       02/25/50           9,194,680
                  MASTR Seasoned Securitization Trust
           1,003     Series 2005-2, Class 3A1.....................................      6.00%       11/25/17                 988
                  Mello Mortgage Capital Acceptance
       5,063,004     Series 2018-MTG2, Class A9 (j)...............................      4.35%       10/25/48           5,042,995
                  MetLife Securitization Trust
       3,360,898     Series 2018-1A, Class A (j)..................................      3.75%       03/25/57           3,350,380
                  MFA Trust
       7,248,377     Series 2021-NQM2, Class A1 (j)...............................      1.03%       11/25/64           6,657,896
       9,817,648     Series 2022-INV1, Class A1, steps up to 4.91% on
                        03/25/26 (j) (l)..........................................      3.91%       04/25/66           9,726,084
                  MRA Issuance Trust
       6,000,000     Series 2021-8, Class A2X, 1 Mo. LIBOR + 1.15% (a) (j)........      1.38%       05/15/22           5,988,245
                  New Residential Mortgage Loan Trust
       5,896,312     Series 2015-2A, Class B1 (j).................................      4.50%       08/25/55           5,888,705
       4,542,107     Series 2016-1A, Class A1 (j).................................      3.75%       03/25/56           4,448,752
       2,981,330     Series 2018-4A, Class A1M, 1 Mo. LIBOR + 0.90% (a) (j).......      1.57%       01/25/48           2,950,721
      26,768,503     Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (j).......      1.42%       01/25/48          26,493,666
       5,830,090     Series 2019-NQM5, Class A1 (j)...............................      2.71%       11/25/59           5,759,762
                  OBX Trust
       1,811,468     Series 2018-EXP1, Class 1A3 (j)..............................      4.00%       04/25/48           1,759,263
       1,941,964     Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR +
                        0.85% (a) (j).............................................      1.52%       04/25/48           1,949,518
                  PRKCM Trust
       8,849,474     Series 2021-AFC1, Class A1 (j)...............................      1.51%       08/25/56           7,935,676
                  Provident Funding Mortgage Trust
       1,439,062     Series 2019-1, Class A5 (j)..................................      3.00%       12/25/49           1,375,729
       2,199,297     Series 2020-1, Class A5 (j)..................................      3.00%       02/25/50           2,101,516
                  PSMC Trust
       3,485,716     Series 2020-3, Class A1 (j)..................................      3.00%       11/25/50           3,337,296


                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  RUN Trust
$      9,901,928     Series 2022-NQM1, Class A1 (j)...............................      4.00%       03/25/67    $      9,780,580
                  Sequoia Mortgage Trust
       2,015,425     Series 2017-2, Class A19 (j).................................      3.50%       02/25/47           1,921,089
         641,476     Series 2017-CH1, Class A13 (j)...............................      4.00%       08/25/47             636,977
       5,396,144     Series 2018-CH1, Class B1B (j)...............................      4.47%       03/25/48           5,096,855
      11,798,561     Series 2020-1, Class A7 (j)..................................      3.50%       02/25/50          11,327,675
       3,798,779     Series 2020-1, Class A19 (j).................................      3.50%       02/25/50           3,613,940
                  Starwood Mortgage Residential Trust 2022-3
       9,000,000     Series 2022-3, Class A1 (j)..................................      4.16%       03/25/67           8,988,779
                  TIAA Bank Mortgage Loan Trust
         410,720     Series 2018-3, Class A1 (j)..................................      4.00%       11/25/48             406,030
                  Towd Point Mortgage Trust
       4,066,272     Series 2018-2, Class A1 (j)..................................      3.25%       03/25/58           4,046,787
                  Verus Securitization Trust
       3,678,341     Series 2019-INV3, Class A2 (j)...............................      2.95%       11/25/59           3,674,524
       6,255,000     Series 2020-INV1, Class A3, steps up to 4.89% on
                        05/26/24 (j) (l)..........................................      3.89%       03/25/60           6,228,115
       5,597,620     Series 2021-1, Class A1 (j)..................................      0.82%       01/25/66           5,351,762
       6,500,000     Series 2022-4, Class A1, steps up to 5.47% on
                        04/25/26 (j) (l)..........................................      4.47%       04/25/67           6,520,471
                  Vista Point Securitization Trust
       4,200,000     Series 2020-1, Class M1 (j)..................................      4.15%       03/25/65           4,149,576
                  Wells Fargo Mortgage Backed Securities Trust
         583,239     Series 2019-1, Class A1 (j)..................................      3.97%       11/25/48             579,960
         265,744     Series 2019-3, Class A1 (j)..................................      3.50%       07/25/49             254,545
      14,063,683     Series 2021-INV2, Class A2 (j)...............................      2.50%       09/25/51          12,463,723
                  WinWater Mortgage Loan Trust
       1,403,324     Series 2016-1, Class 1A18 (j)................................      3.50%       01/20/46           1,353,349
         655,192     Series 2016-1, Class 2A3 (j).................................      3.00%       12/20/30             631,437
       4,081,198     Series 2016-1, Class B1 (e) (j)..............................      3.81%       01/20/46           3,951,394
                                                                                                                ----------------
                                                                                                                     461,550,058
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.9%
                  Austin Fairmont Hotel Trust
       5,000,000     Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (j).......      1.60%       09/15/32           4,943,225
                  BAMLL Commercial Mortgage Securities Trust
       7,000,000     Series 2013-WBRK, Class A (e) (j)............................      3.53%       03/10/37           6,830,547
                  BBCMS Mortgage Trust
      12,000,000     Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.85% (a) (j).......      1.40%       08/15/36          11,833,237
       8,394,000     Series 2018-TALL, Class A, 1 Mo. LIBOR + 0.72% (a) (j).......      1.28%       03/15/37           8,158,155
                  BPR Trust
       4,876,376     Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (j).......      2.30%       06/15/38           4,809,369
      10,000,000     Series 2022-OANA, Class A, 1 Mo. CME Term SOFR +
                        1.90% (a) (j).............................................      2.25%       04/15/37          10,003,888
                  BX Commercial Mortgage Trust
      10,000,000     Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (j)........      1.55%       04/15/34           9,865,148
                  Citigroup Commercial Mortgage Trust
       8,500,000     Series 2012-GC8, Class AS (j)................................      3.68%       09/10/45           8,501,362
       2,915,000     Series 2014-GC23, Class B....................................      4.18%       07/10/47           2,893,726
      90,666,609     Series 2016-P4, Class XA, IO (e).............................      2.05%       07/10/49           5,577,982
                  COMM Mortgage Trust
       7,450,000     Series 2012-CR3, Class AM (j)................................      3.42%       10/15/45           7,417,789


Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMM Mortgage Trust (Continued)
$     10,000,000     Series 2013-CR13, Class AM...................................      4.45%       11/10/46    $     10,083,335
      11,300,000     Series 2014-CR15, Class AM...................................      4.43%       02/10/47          11,337,528
       6,850,000     Series 2014-CR21, Class AM...................................      3.99%       12/10/47           6,792,326
                  DBWF Mortgage Trust
      10,844,968     Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (a) (j).......      1.58%       12/19/30          10,699,484
                  Fontainebleau Miami Beach Trust
       5,000,000     Series 2019-FBLU, Class C (j)................................      3.75%       12/10/36           4,849,459
                  GS Mortgage Securities Corp Trust
      14,050,000     Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (j).......      1.75%       06/15/38          14,044,400
                  GS Mortgage Securities Corp. II
      10,717,000     Series 2012-TMSQ, Class A (j)................................      3.01%       12/10/30          10,693,597
                  GS Mortgage Securities Trust
       3,985,930     Series 2014-GC18, Class A3...................................      3.80%       01/10/47           3,977,900
                  Hawaii Hotel Trust
       9,290,000     Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (j).......      1.70%       05/15/38           9,190,181
                  J.P. Morgan Chase Commercial Mortgage Securities Trust
       9,690,857     Series 2018-PHH, Class A, 1 Mo. LIBOR + 1.06%, 2.56%
                        Floor (a) (j).............................................      2.56%       06/15/35           9,512,926
                  MHC Commercial Mortgage Trust
       6,335,000     Series 2021-MHC, Class A, 1 Mo. LIBOR + 0.80% (a) (j)........      1.36%       04/15/38           6,220,579
                  Morgan Stanley Bank of America Merrill Lynch Trust
       8,015,000     Series 2014-C15, Class AS....................................      4.26%       04/15/47           8,038,867
                  Motel Trust
       6,240,231     Series 2021-MTL6, Class A, 1 Mo. LIBOR + 0.90% (a) (j).......      1.45%       09/15/38           6,150,766
                  RBS Commercial Funding, Inc. Trust
       7,045,000     Series 2013-GSP, Class A (e) (j).............................      3.96%       01/15/32           7,024,198
                  Ready Capital Mortgage Financing LLC
       9,800,000     Series 2021-FL6, Class A, 1 Mo. LIBOR + 0.95% (a) (j)........      1.62%       07/25/36           9,614,515
                  RIAL 2022-FL8 Issuer Ltd.
       4,428,000     Series 2022-FL8, Class A (a) (f) (g) (j).....................      0.00%       01/19/27           4,428,000
                  UBS-Barclays Commercial Mortgage Trust
       5,856,000     Series 2012-C3, Class B (e) (j)..............................      4.37%       08/10/49           5,865,455
      12,250,000     Series 2013-C5, Class A4.....................................      3.18%       03/10/46          12,257,421
                  VMC Finance LLC
       3,932,999     Series 2021-HT1, Class A, 1 Mo. LIBOR + 1.65% (a) (j)........      2.20%       01/18/37           3,935,455
                  Wells Fargo Commercial Mortgage Trust
      12,980,000     Series 2012-LC5, Class B.....................................      4.14%       10/15/45          13,015,182
       4,379,333     Series 2015-LC22, Class ASB..................................      3.57%       09/15/58           4,384,823
       7,500,000     Series 2015-NXS2, Class B (e)................................      4.43%       07/15/58           7,429,532
      67,592,329     Series 2016-C37, Class XA, IO (e)............................      0.96%       12/15/49           1,921,434
       5,450,000     Series 2020-SDAL, Class C, 1 Mo. LIBOR + 1.74% (a) (j).......      2.29%       02/15/37           5,319,919
                  WFRBS Commercial Mortgage Trust
       4,292,804     Series 2013-C18, Class A4....................................      3.90%       12/15/46           4,291,739
                                                                                                                ----------------
                                                                                                                     271,913,449
                                                                                                                ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES............................................................       733,463,507
                  (Cost $758,160,386)                                                                           ----------------


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES -- 4.6%
                  Affirm Asset Securitization Trust
$      8,160,000     Series 2021-A, Class A (j)...................................      0.88%       08/15/25    $      8,112,856
                  American Credit Acceptance Receivables Trust
      12,806,519     Series 2022-1, Class A (j)...................................      0.99%       12/15/25          12,687,756
       9,000,000     Series 2022-1, Class B (j)...................................      1.68%       09/14/26           8,704,360
       6,000,000     Series 2022-2, Class A (j)...................................      2.66%       02/13/26           6,012,104
                  AMSR Trust
       2,500,000     Series 2020-SFR2, Class A (j)................................      1.63%       07/17/37           2,334,221
       6,393,000     Series 2020-SFR5, Class A (j)................................      1.38%       11/17/37           5,852,470
                  CIG Auto Receivables Trust
       6,873,355     Series 2021-1A, Class A (j)..................................      0.69%       04/14/25           6,776,859
                  Corevest American Finance Trust
      13,651,866     Series 2020-3, Class A (j)...................................      1.36%       08/15/53          12,335,269
       6,290,001     Series 2020-4, Class A (j)...................................      1.17%       12/15/52           5,725,351
                  CWABS, Inc. Asset-Backed Certificates Trust
       3,260,981     Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (a).............      1.52%       08/25/34           3,236,150
                  Diamond Resorts Owner Trust
       7,007,196     Series 2021-1A, Class A (j)..................................      1.51%       11/21/33           6,682,001
                  DT Auto Owner Trust
       5,657,982     Series 2021-4A, Class A (j)..................................      0.56%       09/15/25           5,582,030
                  FCI Funding LLC
       3,762,421     Series 2019-1A, Class A (j)..................................      3.63%       02/18/31           3,774,742
                  Flagship Credit Auto Trust
      22,220,669     Series 2021-4, Class A (j)...................................      0.81%       07/17/26          21,644,267
      13,922,778     Series 2022-1, Class A (j)...................................      1.79%       10/15/26          13,697,771
                  FNA VI LLC
       9,179,482     Series 2021-1A, Class A (j)..................................      1.35%       01/10/32           8,713,166
                  Foursight Capital Automobile Receivables Trust
      14,285,000     Series 2022-1, Class A2 (j)..................................      1.15%       09/15/25          14,057,250
                  GLS Auto Receivables Issuer Trust
      23,235,975     Series 2021-4A, Class A (j)..................................      0.84%       07/15/25          22,969,830
                  GSAMP Trust
       6,120,540     Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (a) (j)......      2.32%       05/25/36           6,097,782
                  M360 Ltd.
       5,000,000     Series 2021-CRE3, Class A, 1 Mo. LIBOR + 1.50% (a) (j).......      2.13%       11/22/38           4,918,750
                  MF1 Ltd.
       4,000,000     Series 2021-FL7, Class A, 1 Mo. LIBOR + 1.08% (a) (j)........      1.63%       10/16/36           3,932,500
                  Mill City Mortgage Loan Trust
       1,505,984     Series 2018-1, Class A1 (j)..................................      3.25%       05/25/62           1,495,354
       1,553,712     Series 2018-2, Class A1 (e) (j)..............................      3.50%       05/25/58           1,543,578
                  Oscar US Funding XIV LLC
      10,750,000     Series 2022-1A, Class A2 (j).................................      1.60%       03/10/25          10,603,491
                  Santander Drive Auto Receivables Trust
      10,115,000     Series 2021-4, Class A3......................................      0.51%       08/15/25           9,990,688
       9,500,000     Series 2022-1, Class A3......................................      1.94%       11/17/25           9,351,586
                  Sierra Timeshare Receivables Funding LLC
       2,517,469     Series 2019-1A, Class A (j)..................................      3.20%       01/20/36           2,493,526
       5,455,709     Series 2020-2A, Class A (j)..................................      1.33%       07/20/37           5,182,927
                  Towd Point Mortgage Trust
          73,714     Series 2015-3, Class A4B (j).................................      3.50%       03/25/54              73,902
       2,937,459     Series 2019-1, Class A1 (j)..................................      3.66%       03/25/58           2,901,499
                  United Auto Credit Securitization Trust
       7,938,794     Series 2022-1, Class A (j)...................................      1.11%       07/10/24           7,910,735


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  Westlake Automobile Receivables Trust
$     10,750,000     Series 2021-3A, Class A3 (j).................................      0.95%       06/16/25    $     10,478,865
      10,000,000     Series 2022-1A, Class A3 (j).................................      2.42%       07/15/25           9,861,756
                                                                                                                ----------------
                  TOTAL ASSET-BACKED SECURITIES...............................................................       255,735,392
                  (Cost $262,246,312)                                                                           ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.0%
                  CAPITAL MARKETS -- 0.0%
          29,359  First Trust Long Duration Opportunities ETF (m).............................................           716,360
                  (Cost $805,933)                                                                               ----------------

MONEY MARKET FUNDS -- 8.0%

     160,513,072  BlackRock Treasury Trust Fund - Institutional Shares - 0.35% (n)............................       160,513,072
     280,309,642  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Shares -
                     0.23% (n)................................................................................       280,309,642
                                                                                                                ----------------
                  TOTAL MONEY MARKET FUNDS....................................................................       440,822,714
                  (Cost $440,822,714)                                                                           ----------------

                  TOTAL INVESTMENTS -- 111.5%.................................................................     6,157,780,876
                  (Cost $6,401,336,376)                                                                         ----------------



   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
PUT OPTIONS PURCHASED -- 0.0%
             150  U.S. 5-Year Treasury Futures Put.................  $  16,900,781  $     117.00    05/20/22             651,562
             250  U.S. Treasury Long Bond Futures Put..............     35,171,875        138.00    05/20/22             242,188
                                                                                                                ----------------
                  TOTAL PUT OPTIONS PURCHASED.................................................................           893,750
                  (Cost $306,642)                                                                               ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (21.2)%
                  Federal National Mortgage Association
$    (15,000,000)    Pool TBA.....................................................      2.50%       05/15/52         (13,700,391)
     (30,000,000)    Pool TBA.....................................................      3.50%       05/15/52         (29,137,500)
    (102,000,000)    Pool TBA.....................................................      4.00%       05/15/52        (101,559,726)
    (135,000,000)    Pool TBA.....................................................      3.00%       06/15/52        (127,193,111)
     (15,000,000)    Pool TBA.....................................................      3.50%       06/15/52         (14,533,639)
    (242,500,000)    Pool TBA (k).................................................      1.50%       06/15/37        (221,696,097)
    (175,000,000)    Pool TBA (k).................................................      1.50%       07/15/37        (159,760,811)
    (346,000,000)    Pool TBA (k).................................................      2.00%       06/15/52        (305,090,423)
    (225,000,000)    Pool TBA (k).................................................      2.00%       07/15/52        (198,069,914)
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT..........................    (1,170,741,612)
                  (Proceeds $1,195,190,937)                                                                     ----------------


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
WRITTEN OPTIONS -- (0.0)%
                  CALL OPTIONS WRITTEN -- (0.0)%
            (100) U.S. 5-Year Treasury Futures Call................  $ (11,267,187) $     114.75    05/20/22    $         (7,031)
            (100) U.S. 10-Year Treasury Futures Call...............    (11,915,625)       127.00    05/20/22              (3,125)
            (350) U.S. Treasury Long Bond Futures Call.............    (49,240,625)       145.00    05/20/22            (207,813)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................          (217,969)
                  (Premiums received $312,243)                                                                  ----------------

PUT OPTIONS WRITTEN -- (0.0)%
            (100) U.S. 5-Year Treasury Futures Put.................    (11,267,187)       113.00    05/20/22             (80,469)
            (100) U.S. 5-Year Treasury Futures Put.................    (11,267,187)       114.00    05/20/22            (149,219)
             (50) U.S. 5-Year Treasury Futures Put.................     (5,633,594)       116.00    05/20/22            (167,578)
             (50) U.S. 10-Year Treasury Futures Put................     (6,450,000)       129.00    05/20/22             (70,312)
                                                                                                                ----------------
                  TOTAL PUT OPTIONS WRITTEN...................................................................          (467,578)
                  (Premiums received $202,737)                                                                  ----------------

                  TOTAL WRITTEN OPTIONS.......................................................................          (685,547)
                  (Premiums received $514,980)                                                                  ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 9.7%....................................................       537,785,790
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $  5,525,033,257
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2022 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                      NUMBER OF   EXPIRATION      NOTIONAL      (DEPRECIATION)/
                  FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE           VALUE            VALUE
------------------------------------------------------  -----------  -----------  -----------  ---------------  ----------------
U.S. 2-Year Treasury Notes                                 Short          150      Jun-2022    $   (31,621,875) $         82,850
U.S. 5-Year Treasury Notes                                 Short        2,249      Jun-2022       (253,399,047)        1,392,579
U.S. 10-Year Treasury Notes                                Short          251      Jun-2022        (29,908,219)          (16,308)
Ultra 10-Year U.S. Treasury Notes                          Short        6,686      Jun-2022       (862,494,000)       52,621,536
U.S. Treasury Long Bond Futures                            Short        1,479      Jun-2022       (208,076,813)        7,943,758
Ultra U.S. Treasury Bond Futures                           Short          225      Jun-2022        (36,098,437)          446,819
                                                                                               ---------------  ----------------
                                                                                               $(1,421,598,391) $     62,471,234
                                                                                               ===============  ================


-----------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Inverse floating rate security.

(d)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(e)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(f)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2022, securities noted as such are valued at
      $378,082,807 or 6.8% of net assets.

(g)   When-issued security. The interest rate shown reflects the rate in effect at April 30, 2022. Interest will begin accruing on the security's first settlement date.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P.
      (the "Advisor"), the Fund's advisor.

(i)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Page 40                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

(j)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $946,136,364 or 17.1% of net assets.

(k)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(l)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(m)   Investment in an affiliated fund.

(n)   Rate shown reflects yield as of April 30, 2022.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

REMIC - Real Estate Mortgage Investment Conduit

SOFR  - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $ 4,727,042,903    $            --    $ 4,705,717,343    $    21,325,560
Mortgage-Backed Securities............................      733,463,507                 --        733,463,507                 --
Asset-Backed Securities...............................      255,735,392                 --        255,735,392                 --
Exchange-Traded Funds*................................          716,360            716,360                 --                 --
Money Market Funds....................................      440,822,714        440,822,714                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................    6,157,780,876        441,539,074      5,694,916,242         21,325,560
Put Options Purchased.................................          893,750            893,750                 --                 --
Futures Contracts**...................................       62,487,542         62,487,542                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $ 6,221,162,168    $   504,920,366    $ 5,694,916,242    $    21,325,560
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................  $(1,170,741,612)   $            --    $(1,170,741,612)   $            --
Call Options Written..................................         (217,969)          (217,969)                --                 --
Put Options Written...................................         (467,578)          (467,578)                --                 --
Futures Contracts**...................................          (16,308)           (16,308)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $(1,171,443,467)   $      (701,855)   $(1,170,741,612)   $            --
                                                        ===============    ===============    ===============    ===============


*  See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

Level 3 Investments that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

                        See Notes to Financial Statements                Page 41


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated......................................   $ 6,157,064,516
Investments, at value - Affiliated........................................           716,360
                                                                             ---------------
Total investments, at value...............................................     6,157,780,876
Options contracts purchased, at value.....................................           893,750
Cash......................................................................       505,789,520
Cash segregated as collateral for open futures and options contracts......        26,799,708
Receivables:
   Investment securities sold.............................................     6,561,698,184
   Interest...............................................................        19,938,053
   Variation margin.......................................................         3,047,363
   Dividends..............................................................            94,801
                                                                             ---------------
   Total Assets...........................................................    13,276,042,255
                                                                             ---------------
LIABILITIES:
Investments sold short, at value (proceeds $1,195,190,937)................     1,170,741,612
Options contracts written, at value.......................................           685,547
Payables:
   Investment securities purchased........................................     6,576,585,930
   Investment advisory fees...............................................         2,987,516
   Other Liabilities......................................................             8,393
                                                                             ---------------
   Total Liabilities......................................................     7,751,008,998
                                                                             ---------------
NET ASSETS................................................................   $ 5,525,033,257
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $ 5,778,949,653
Par value.................................................................         1,133,500
Accumulated distributable earnings (loss).................................      (255,049,896)
                                                                             ---------------
NET ASSETS................................................................   $ 5,525,033,257
                                                                             ---------------
NET ASSET VALUE, per share................................................   $         48.74
                                                                             ===============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................       113,350,002
                                                                             ===============
Investments, at cost - Unaffiliated.......................................   $ 6,400,530,443
                                                                             ===============
Investments, at cost - Affiliated.........................................   $       805,933
                                                                             ===============
Total investments, at cost................................................   $ 6,401,336,376
                                                                             ===============
Premiums paid on options contracts purchased..............................   $       306,642
                                                                             ===============
Premiums received on options contracts written............................   $       514,980
                                                                             ===============


Page 42                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $    51,321,672
Dividends - Unaffiliated..................................................           175,445
Dividends - Affiliated....................................................             5,983
                                                                             ---------------
   Total investment income................................................        51,503,100
                                                                             ---------------
EXPENSES:
Investment advisory fees..................................................        19,467,475
                                                                             ---------------
   Total expenses.........................................................        19,467,475
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)..............................................        32,035,625
                                                                             ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................      (151,986,679)
   Investments - Affiliated...............................................                --
   Investments sold short.................................................        71,813,246
   Futures contracts......................................................        80,199,556
   Purchased options contracts............................................        (1,165,816)
   Written options contracts..............................................         7,195,714
                                                                             ---------------
Net realized gain (loss)..................................................         6,056,021
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................      (254,624,452)
   Investments - Affiliated...............................................           (97,178)
   Investments sold short.................................................        23,932,727
   Futures contracts......................................................        48,023,510
   Purchased options contracts............................................           587,108
   Written options contracts..............................................           792,889
                                                                             ---------------
Net change in unrealized appreciation (depreciation)......................      (181,385,396)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (175,329,375)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  (143,293,750)
                                                                             ===============


                        See Notes to Financial Statements                Page 43


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                4/30/2022           ENDED
                                                                               (UNAUDITED)        10/31/2021
                                                                             ---------------    --------------
OPERATIONS:
Net investment income (loss)..............................................   $    32,035,625    $   50,844,582
Net realized gain (loss)..................................................         6,056,021        31,189,777
Net change in unrealized appreciation (depreciation)......................      (181,385,396)      (86,269,103)
                                                                             ---------------    --------------
Net increase (decrease) in net assets resulting from operations...........      (143,293,750)       (4,234,744)
                                                                             ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................       (55,858,126)      (48,092,827)
Return of capital.........................................................                --       (90,717,550)
                                                                             ---------------    --------------
Total distributions to shareholders.......................................       (55,858,126)     (138,810,377)
                                                                             ---------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................                --     1,099,737,143
Cost of shares redeemed...................................................    (1,056,782,579)     (565,466,073)
                                                                             ---------------    --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................    (1,056,782,579)      534,271,070
                                                                             ---------------    --------------
Total increase (decrease) in net assets...................................    (1,255,934,455)      391,225,949

NET ASSETS:
Beginning of period.......................................................     6,780,967,712     6,389,741,763
                                                                             ---------------    --------------
End of period.............................................................   $ 5,525,033,257    $6,780,967,712
                                                                             ===============    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       134,550,002       124,200,002
Shares sold...............................................................                --        21,450,000
Shares redeemed...........................................................       (21,200,000)      (11,100,000)
                                                                             ---------------    --------------
Shares outstanding, end of period.........................................       113,350,002       134,550,002
                                                                             ===============    ==============


Page 44                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED OCTOBER 31,
                                           4/30/2022     --------------------------------------------------------------------------
                                          (UNAUDITED)        2021           2020           2019           2018            2017
                                          ------------   ------------   ------------   ------------   ------------   --------------
Net asset value, beginning of period.....  $    50.40     $    51.45     $    51.87     $    50.78     $    51.76       $  52.54
                                           ----------     ----------     ----------     ----------     ----------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.27           0.39           0.87           1.24           1.17           1.13
Net realized and unrealized gain (loss)..       (1.46)         (0.40)         (0.10)          1.21          (0.74)         (0.50)
                                           ----------     ----------     ----------     ----------     ----------       --------
Total from investment operations.........       (1.19)         (0.01)          0.77           2.45           0.43           0.63
                                           ----------     ----------     ----------     ----------     ----------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................       (0.47)         (0.36)         (0.99)         (1.23)         (1.13)         (1.14)
Net realized gain........................          --             --             --          (0.05)         (0.28)         (0.02)
Return of capital........................          --          (0.68)         (0.20)         (0.08)            --          (0.25)
                                           ----------     ----------     ----------     ----------     ----------       --------
Total distributions......................       (0.47)         (1.04)         (1.19)         (1.36)         (1.41)         (1.41)
                                           ----------     ----------     ----------     ----------     ----------       --------
Net asset value, end of period...........  $    48.74     $    50.40     $    51.45     $    51.87     $    50.78       $  51.76
                                           ==========     ==========     ==========     ==========     ==========       ========
TOTAL RETURN (a).........................       (2.36)%        (0.02)%         1.50%          4.88%          0.84%          1.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $5,525,033     $6,780,968     $6,389,742     $3,765,469     $1,729,078       $846,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (b)............................        0.65% (c)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets....................        1.07% (c)      0.75%          1.57%          2.41%          2.32%          2.20%
Portfolio turnover rate (d) (e)..........         394%           495%           434%           373%           331%           190%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 301%
      for the six months ended April 30, 2022, and 368%, 245%, 246%, 117% and
      97% for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

                        See Notes to Financial Statements                Page 45


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "LMBS" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value
("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, including
ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund may also invest in to-be-announced transactions ("TBA Transactions").
Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

-----------------------------
(1)   "Government Entities" means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but

                                                                         Page 47


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2022, the Fund held $38,171,246 when-issued or delayed-delivery securities. At April 30, 2022, the Fund held $1,034,904,160 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates
(interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the
Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the
Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable

                                                                         Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed
U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at April 30, 2022 and for the six months then ended are as follows:


                                                                              CHANGES IN
                                                                              UNREALIZED      REALIZED
                           SHARES AT   VALUE AT                              APPRECIATION       GAIN        VALUE AT      DIVIDEND
      SECURITY NAME        4/30/2022  10/31/2021   PURCHASES      SALES     (DEPRECIATION)     (LOSS)      4/30/2022       INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Long Duration
   Opportunities ETF          29,359  $  813,538  $         --  $       --  $      (97,178) $         --  $    716,360  $      5,983


K. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................   $   48,718,452
Capital gains...................................               --
Return of capital...............................       90,717,550

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $  (10,258,184)
Accumulated capital and other gain (loss).......      (72,543,076)
Net unrealized appreciation (depreciation)......       26,903,240

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of April 30,
2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $72,543,076.

During the taxable year ended October 31, 2021, the Fund utilized non-expiring capital loss carryforwards in the amount of $36,399,411.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                  Gross              Gross          Net Unrealized
                                Unrealized         Unrealized        Appreciation
              Tax Cost         Appreciation      (Depreciation)     (Depreciation)
          ----------------   ----------------   ----------------   ----------------
          $  5,205,937,101   $    105,974,609   $   (262,193,009)  $   (156,218,400)


M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company. Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust
Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2022, were $14,551,541,304 and $542,206,291, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2022, were
$14,850,049,237 and $304,997,134, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$10,623,256,992 and $11,315,839,191, respectively.

For the six months ended April 30, 2022, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                      ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                          -----------------------------------------   ---------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION        VALUE
-----------   ---------   ----------------------------  -----------   --------------------------  -----------
Futures       Interest    Unrealized appreciation on                  Unrealized depreciation on
              rate risk   futures contracts*            $62,487,542   futures contracts*          $    16,308

Options       Interest    Options contracts purchased,                Options contracts written,
              rate risk   at value                          893,750   at value                        685,547


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Futures contracts                                            $     80,199,556
   Purchased options contracts                                        (1,165,816)
   Written options contracts                                           7,195,714
Net change in unrealized appreciation (depreciation) on:
   Futures contracts                                                  48,023,510
   Purchased options contracts                                           587,108
   Written options contracts                                             792,889


For the six months ended April 30, 2022, the notional value of futures contracts opened and closed were $10,636,680,448 and $10,631,212,892, respectively.

During the six months ended April 30, 2022, the premiums for purchased options contracts opened were $1,500,447 and the premiums for purchased options contracts closed, exercised and expired were $1,193,805.

During the six months ended April 30, 2022, the premiums for written options contracts opened were $10,440,444 and the premiums for written options contracts closed, exercised and expired were $14,050,516.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 55


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 57

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VALUATION RISK. The valuation of municipal bonds or securitized assets may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. The Fund may hold investments in sizes smaller than institutionally-sized round lot positions (sometimes referred to as odd lots).
However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If the Fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the Fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2022 (UNAUDITED)

Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]

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First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Semi-Annual Report
For the Six Months Ended
April 30, 2022

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Letter from the Chairman and CEO
April 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2022.
A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: “There’s no such thing as a free lunch” and “Don’t fight the Fed!” It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus (“COVID-19”) pandemic, which commenced sometime around February 2020, was for all intents and purposes “free money.” It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the “Fed”) expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.
One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don’t fight the Fed is code for don’t bet against the Fed, in my opinion. Stay tuned!
The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed’s job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome Powell has stated that the Fed is poised to raise the Federal Funds target rate (upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.
Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves − if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/22	1 Year Ended 4/30/22	5 Years Ended 4/30/22	Inception (11/3/15) to 4/30/22	5 Years Ended 4/30/22	Inception (11/3/15) to 4/30/22
Fund Performance
NAV	-15.95%	-14.20%	11.93%	10.98%	75.71%	96.62%
Market Price	-15.84%	-14.47%	11.81%	10.95%	74.73%	96.22%
Index Performance
ICE BofA All US Convertible Index	-15.19%	-11.44%	12.48%	11.59%	80.01%	103.66%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	31.8%
Health Care	15.7
Consumer Discretionary	11.9
Communication Services	10.1
Industrials	8.4
Utilities	5.4
Energy	5.4
Financials	5.1
Materials	2.9
Real Estate	2.3
Consumer Staples	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Palo Alto Networks, Inc., 7/1/23	3.5%
Broadcom, Inc., Series A, 9/30/22	2.8
DexCom, Inc., 11/15/25	2.7
Pioneer Natural Resources Co., 5/15/25	2.3
NextEra Energy, Inc., 3/1/23	2.2
Southwest Airlines Co., 5/1/25	2.1
Enphase Energy, Inc., 3/1/28	1.9
Snap, Inc., 3/1/28	1.8
Live Nation Entertainment, Inc., 3/15/23	1.7
Splunk, Inc., 9/15/23	1.5
Total	22.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Principal and Chief Investment Officer of SSI
Ravi Malik – CFA, Principal and Portfolio Manager of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Stephen R. Wachtel – CFA, Portfolio Manager of SSI
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2015, except for Mr. Wachtel, who has served as part of the Fund’s portfolio management team since 2020.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
April 30, 2022 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$840.50	0.95%	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 82.6%
	Aerospace & Defense – 1.2%
$1,000,000	Parsons Corp.	0.25%	08/15/25	$1,035,800
957,835	Safran S.A., Series SAF (EUR) (a)	0.88%	05/15/27	1,305,616
				2,341,416
	Airlines – 2.7%
977,000	Air Canada	4.00%	07/01/25	1,348,749
2,985,000	Southwest Airlines Co.	1.25%	05/01/25	4,087,211
				5,435,960
	Automobiles – 1.4%
1,780,000	Ford Motor Co.	(b)	03/15/26	1,898,370
70,000	Tesla, Inc.	2.00%	05/15/24	981,225
				2,879,595
	Banks – 0.7%
1,275,000	Deutsche Bank AG, Series GMTN	1.00%	05/01/23	1,439,698
	Beverages – 0.5%
785,000	MGP Ingredients, Inc. (c)	1.88%	11/15/41	902,279
	Biotechnology – 2.3%
1,745,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,778,155
1,525,000	Exact Sciences Corp.	0.38%	03/15/27	1,306,163
880,000	Insmed, Inc.	0.75%	06/01/28	830,280
755,000	Novavax, Inc.	3.75%	02/01/23	751,678
				4,666,276
	Capital Markets – 1.4%
1,665,000	Coinbase Global, Inc. (c)	0.50%	06/01/26	1,341,158
1,220,000	WisdomTree Investments, Inc.	4.25%	06/15/23	1,380,125
				2,721,283
	Chemicals – 0.3%
231,000	Livent Corp.	4.13%	07/15/25	598,175
	Communications Equipment – 0.9%
1,812,000	Lumentum Holdings, Inc.	0.50%	12/15/26	1,903,687
	Consumer Finance – 0.5%
1,165,000	Upstart Holdings, Inc. (c)	0.25%	08/15/26	897,050
	Diversified Financial Services – 0.8%
1,525,000	JPMorgan Chase Financial Co. LLC (c)	0.25%	05/01/23	1,633,656
	Entertainment – 3.8%
1,315,000	IMAX Corp.	0.50%	04/01/26	1,174,952
885,000	Liberty Media Corp.	1.38%	10/15/23	1,154,925
800,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,357,100
2,100,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	3,344,250
590,000	Sea Ltd.	2.38%	12/01/25	726,585
				7,757,812
	Equity Real Estate Investment Trusts – 1.8%
900,000	Kite Realty Group L.P. (c)	0.75%	04/01/27	924,210
1,390,000	Pebblebrook Hotel Trust	1.75%	12/15/26	1,579,735
1,180,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	1,213,630
				3,717,575

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Equipment & Supplies – 5.7%
$508,000	CONMED Corp.	2.63%	02/01/24	$798,075
494,000	Cutera, Inc.	2.25%	03/15/26	884,013
5,040,000	DexCom, Inc.	0.25%	11/15/25	5,295,150
370,000	Envista Holdings Corp.	2.38%	06/01/25	726,125
1,500,000	Insulet Corp.	0.38%	09/01/26	1,852,500
785,000	Integra LifeSciences Holdings Corp.	0.50%	08/15/25	803,683
1,087,000	Tandem Diabetes Care, Inc. (c)	1.50%	05/01/25	1,215,266
				11,574,812
	Health Care Providers & Services – 0.7%
205,000	Anthem, Inc.	2.75%	10/15/42	1,463,700
	Hotels, Restaurants & Leisure – 7.4%
1,485,000	Airbnb, Inc.	(b)	03/15/26	1,368,428
1,500,000	Booking Holdings, Inc.	0.75%	05/01/25	2,092,500
1,397,000	Expedia Group, Inc.	(b)	02/15/26	1,644,967
1,195,000	MakeMyTrip Ltd.	(b)	02/15/28	1,161,540
1,675,000	Marriott Vacations Worldwide Corp.	(b)	01/15/26	1,774,453
1,590,000	NCL Corp., Ltd.	5.38%	08/01/25	2,157,630
1,000,000	NCL Corp., Ltd. (c)	1.13%	02/15/27	878,500
2,350,000	Royal Caribbean Cruises Ltd.	4.25%	06/15/23	2,905,305
1,075,000	Vail Resorts, Inc.	(b)	01/01/26	1,016,547
				14,999,870
	Interactive Media & Services – 3.5%
1,225,000	Match Group Financeco 2, Inc. (c)	0.88%	06/15/26	1,406,912
4,020,000	Snap, Inc. (c)	0.13%	03/01/28	3,543,630
1,065,000	Twitter, Inc.	0.25%	06/15/24	1,153,395
867,000	Ziff Davis, Inc. (c)	1.75%	11/01/26	928,124
				7,032,061
	Internet & Direct Marketing Retail – 1.3%
3,075,000	Etsy, Inc.	0.13%	09/01/27	2,678,325
	IT Services – 7.3%
2,555,000	Akamai Technologies, Inc.	0.38%	09/01/27	2,823,275
1,898,000	Block, Inc.	0.13%	03/01/25	2,124,574
1,554,000	Block, Inc.	0.25%	11/01/27	1,275,057
2,819,000	Cloudflare, Inc. (c)	(b)	08/15/26	2,473,672
860,000	DigitalOcean Holdings, Inc. (c)	(b)	12/01/26	638,306
821,000	MongoDB, Inc.	0.25%	01/15/26	1,472,669
1,600,000	Okta, Inc.	0.13%	09/01/25	1,563,200
1,200,000	Perficient, Inc. (c)	0.13%	11/15/26	1,036,200
1,330,000	Shift4 Payments, Inc.	(b)	12/15/25	1,286,110
				14,693,063
	Life Sciences Tools & Services – 0.2%
375,000	Illumina, Inc.	(b)	08/15/23	391,875
	Machinery – 1.8%
480,000	Chart Industries, Inc. (c)	1.00%	11/15/24	1,391,424
1,150,000	Greenbrier Cos, Inc. (The)	2.88%	04/15/28	1,174,725
760,000	Middleby Corp. (The)	1.00%	09/01/25	996,075
				3,562,224
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Media – 1.5%
$2,430,000	DISH Network Corp.	(b)	12/15/25	$2,205,225
1,022,000	TechTarget, Inc. (c)	(b)	12/15/26	867,167
				3,072,392
	Metals & Mining – 2.5%
397,000	Allegheny Technologies, Inc.	3.50%	06/15/25	753,109
1,000,000	Glencore Funding LLC, Series GLEN (a)	(b)	03/27/25	1,153,940
848,000	Ivanhoe Mines Ltd. (c)	2.50%	04/15/26	1,098,584
1,150,000	MP Materials Corp. (c)	0.25%	04/01/26	1,277,075
528,000	SSR Mining, Inc.	2.50%	04/01/39	739,992
				5,022,700
	Mortgage Real Estate Investment Trusts – 0.4%
800,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(b)	08/15/23	808,400
	Oil, Gas & Consumable Fuels – 5.2%
1,016,000	Centennial Resource Production LLC	3.25%	04/01/28	1,501,775
790,000	EQT Corp.	1.75%	05/01/26	2,154,725
1,214,000	Green Plains, Inc.	2.25%	03/15/27	1,421,594
2,000,000	Pioneer Natural Resources Co.	0.25%	05/15/25	4,412,000
1,000,000	TotalEnergies SE, Series FP (a)	0.50%	12/02/22	1,025,163
				10,515,257
	Personal Products – 0.5%
1,285,000	Beauty Health Co. (The) (c)	1.25%	10/01/26	1,084,540
	Pharmaceuticals – 1.8%
1,800,000	Jazz Investments I Ltd.	2.00%	06/15/26	2,206,125
1,155,000	Pacira BioSciences, Inc.	0.75%	08/01/25	1,395,384
				3,601,509
	Professional Services – 1.1%
610,000	FTI Consulting, Inc.	2.00%	08/15/23	970,144
675,000	KBR, Inc.	2.50%	11/01/23	1,331,438
				2,301,582
	Real Estate Management & Development – 1.3%
1,135,000	Realogy Group LLC/Realogy Co-Issuer Corp. (c)	0.25%	06/15/26	878,206
1,710,000	Zillow Group, Inc.	2.75%	05/15/25	1,771,560
				2,649,766
	Road & Rail – 1.4%
1,268,000	Lyft, Inc.	1.50%	05/15/25	1,428,402
1,580,000	Uber Technologies, Inc.	(b)	12/15/25	1,372,230
				2,800,632
	Semiconductors & Semiconductor Equipment – 3.8%
3,940,000	Enphase Energy, Inc.	(b)	03/01/28	3,766,640
2,480,000	ON Semiconductor Corp.	(b)	05/01/27	2,859,440
1,140,000	Wolfspeed, Inc. (c)	0.25%	02/15/28	1,142,850
				7,768,930
	Software – 15.5%
1,015,000	Bentley Systems, Inc.	0.13%	01/15/26	973,385
915,000	Bill.com Holdings, Inc.	(b)	12/01/25	1,194,533
1,735,000	Bill.com Holdings, Inc. (c)	(b)	04/01/27	1,470,412

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$962,000	Box, Inc.	(b)	01/15/26	$1,274,169
1,438,000	Confluent, Inc. (c)	(b)	01/15/27	1,108,698
1,164,000	Coupa Software, Inc.	0.13%	06/15/25	1,074,954
729,000	CyberArk Software Ltd.	(b)	11/15/24	867,510
925,000	Datadog, Inc.	0.13%	06/15/25	1,380,100
1,950,000	Dropbox, Inc.	(b)	03/01/28	1,776,937
684,000	HubSpot, Inc.	0.38%	06/01/25	1,023,606
3,185,000	Palo Alto Networks, Inc.	0.75%	07/01/23	6,749,015
1,056,000	Rapid7, Inc.	0.25%	03/15/27	1,181,136
2,845,000	Splunk, Inc.	0.50%	09/15/23	3,012,144
1,090,000	Tyler Technologies, Inc.	0.25%	03/15/26	1,113,980
1,445,000	Verint Systems, Inc.	0.25%	04/15/26	1,530,255
1,360,000	Workday, Inc.	0.25%	10/01/22	1,929,160
1,745,000	Zendesk, Inc.	0.63%	06/15/25	2,216,150
990,000	Zscaler, Inc.	0.13%	07/01/25	1,474,605
				31,350,749
	Specialty Retail – 1.0%
818,000	Burlington Stores, Inc.	2.25%	04/15/25	985,179
310,000	Dick’s Sporting Goods, Inc.	3.25%	04/15/25	933,100
				1,918,279
	Technology Hardware, Storage & Peripherals – 0.4%
690,000	Pure Storage, Inc.	0.13%	04/15/23	846,630
	Total Convertible Corporate Bonds			167,031,758
	(Cost $162,508,781)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 14.1%
	Auto Components – 0.4%
6,835	Aptiv PLC, Series A	5.50%	06/15/23	844,874
	Capital Markets – 0.8%
24,620	KKR & Co., Inc., Series C	6.00%	09/15/23	1,614,087
	Electric Utilities – 4.0%
33,050	American Electric Power Co., Inc.	6.13%	08/15/23	1,850,800
91,800	NextEra Energy, Inc.	5.28%	03/01/23	4,306,338
16,400	PG&E Corp.	5.50%	08/16/23	1,948,976
				8,106,114
	Health Care Equipment & Supplies – 2.1%
43,565	Becton Dickinson and Co., Series B	6.00%	06/01/23	2,226,607
17,250	Boston Scientific Corp., Series A	5.50%	06/01/23	1,946,663
				4,173,270
	Life Sciences Tools & Services – 1.4%
2,075	Danaher Corp., Series B	5.00%	04/15/23	2,837,563
	Multi-Utilities – 1.2%
10,405	DTE Energy Co.	6.25%	11/01/22	545,222
17,000	NiSource, Inc.	7.75%	03/01/24	1,933,410
				2,478,632
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Pharmaceuticals – 0.3%
15,325	Elanco Animal Health, Inc.	5.00%	02/01/23	$613,766
	Semiconductors & Semiconductor Equipment – 2.7%
3,160	Broadcom, Inc., Series A	8.00%	09/30/22	5,512,620
	Wireless Telecommunication Services – 1.2%
2,100	2020 Cash Mandatory Exchangeable Trust (c)	5.25%	06/01/23	2,300,718
	Total Convertible Preferred Securities			28,481,644
	(Cost $26,873,363)
	Total Investments – 96.7%			195,513,402
	(Cost $189,382,144)
Net Other Assets and Liabilities – 3.3%	6,686,846
Net Assets – 100.0%	$202,200,248

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	Zero coupon security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $30,438,637 or 15.1% of net assets.
(d)	Stated maturity represents the mandatory conversion date.

EUR	Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 167,031,758	$ —	$ 167,031,758	$ —
Convertible Preferred Securities:
Life Sciences Tools & Services	2,837,563	—	2,837,563	—
Wireless Telecommunication Services	2,300,718	—	2,300,718	—
Other industry categories*	23,343,363	23,343,363	—	—
Total Investments	$ 195,513,402	$ 23,343,363	$ 172,170,039	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $189,382,144)	$ 195,513,402
Cash	1,749,565
Foreign currency (Cost $12)	12
Receivables:
Investment securities sold	6,498,995
Fund shares sold	1,810,371
Interest	350,112
Dividends	20,675
Total Assets	205,943,132
LIABILITIES:
Payables:
Investment securities purchased	1,794,136
Fund shares redeemed	1,773,621
Investment advisory fees	175,127
Total Liabilities	3,742,884
NET ASSETS	$202,200,248
NET ASSETS consist of:
Paid-in capital	$ 179,407,116
Par value	57,000
Accumulated distributable earnings (loss)	22,736,132
NET ASSETS	$202,200,248
NET ASSET VALUE, per share	$35.47
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,700,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2022 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 668,754
Interest	(4,024,413)
Other	12
Total investment income	(3,355,647)
EXPENSES:
Investment advisory fees	1,092,020
Total expenses	1,092,020
NET INVESTMENT INCOME (LOSS)	(4,447,667)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,855,611)
In-kind redemptions	25,803,451
Foreign currency transactions	(1,603)
Net realized gain (loss)	23,946,237
Net change in unrealized appreciation (depreciation) on:
Investments	(59,964,522)
Foreign currency translation	(778)
Net change in unrealized appreciation (depreciation)	(59,965,300)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,019,063)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(40,466,730)

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended 10/31/2021
OPERATIONS:
Net investment income (loss)	$ (4,447,667)	$ (7,706,873)
Net realized gain (loss)	23,946,237	75,470,869
Net change in unrealized appreciation (depreciation)	(59,965,300)	8,568,794
Net increase (decrease) in net assets resulting from operations	(40,466,730)	76,332,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(48,805,809)	(5,979,972)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	106,246,895	134,102,148
Cost of shares redeemed	(120,234,400)	(135,796,752)
Net increase (decrease) in net assets resulting from shareholder transactions	(13,987,505)	(1,694,604)
Total increase (decrease) in net assets	(103,260,044)	68,658,214
NET ASSETS:
Beginning of period	305,460,292	236,802,078
End of period	$202,200,248	$305,460,292
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,850,002	5,900,002
Shares sold	2,450,000	2,650,000
Shares redeemed	(2,600,000)	(2,700,000)
Shares outstanding, end of period	5,700,002	5,850,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 52.22	$ 40.14	$ 31.57	$ 28.72	$ 29.01	$ 25.21
Income from investment operations:
Net investment income (loss)	(0.76)	(1.33)	(0.55)	(0.24)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	(6.40)	14.42	9.65	3.58	0.52	4.45
Total from investment operations	(7.16)	13.09	9.10	3.34	0.43	4.31
Distributions paid to shareholders from:
Net investment income	(0.90)	(0.62)	(0.53)	(0.49)	(0.67)	(0.51)
Net realized gain	(8.69)	(0.39)	—	—	(0.05)	—
Total distributions	(9.59)	(1.01)	(0.53)	(0.49)	(0.72)	(0.51)
Net asset value, end of period	$35.47	$52.22	$40.14	$31.57	$28.72	$29.01
Total return (a)	(15.95)%	32.74%	29.10%	11.72%	1.46%	17.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 202,200	$ 305,460	$ 236,802	$ 194,158	$ 202,467	$ 58,016
Ratio of total expenses to average net assets	0.95% (b)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(3.87)% (b)	(2.60)%	(1.36)%	(0.63)%	(2.16)%	(1.86)%
Portfolio turnover rate (c)	51%	135%	119%	64%	71%	56%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2022, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2021, was as follows:
Distributions paid from:
Ordinary income	$3,695,653
Capital gains	2,284,319
Return of capital	—
As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	50,680,223
Net unrealized appreciation (depreciation)	61,328,448
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, for federal income tax purposes, the Fund had no capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of April 30, 2022, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$189,382,144	$17,665,074	$(11,533,816)	$6,131,258
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2022, were $115,947,040 and $145,898,069, respectively.
For the six months ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $19,989,789 and $48,851,066, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2022 (Unaudited)
through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
2121 Avenue of the Stars, Suite 2050
Los Angeles, CA 90067
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Long Duration Opportunities ETF (LGOV)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Long Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

The First Trust Long Duration Opportunities ETF's (the "Fund") primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S.
Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds ("ETFs") that principally invest in such securities. The
Fund may purchase mortgage-related securities in "to-be-announced" transactions
("TBA Transactions"), including mortgage dollar rolls.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL            CUMULATIVE
                                                                                           TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended     1 Year Ended     Inception (1/22/19)     Inception (1/22/19)
                                                       4/30/22           4/30/22            to 4/30/22              to 4/30/22
FUND PERFORMANCE
NAV                                                    -11.02%            -8.19%               2.37%                   7.97%
Market Price                                           -11.27%            -8.42%               2.28%                   7.66%

INDEX PERFORMANCE
ICE BofA 5+ Year US Treasury Index                     -12.58%            -9.88%               1.35%                   4.48%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

---------------------------------------------------------------
                                                  % OF NET
FUND ALLOCATION                                    ASSETS
---------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                       59.4%
U.S. Government Bonds and Notes                      4.4
Money Market Funds                                  43.8
Call Options Purchased                               0.2
Put Options Purchased                                0.8
Call Options Written                                (0.2)
Put Options Written                                 (0.4)
Net Other Assets and Liabilities(1)                 (8.0)
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                              % OF TOTAL LONG
                                                FIXED-INCOME
CREDIT QUALITY(2)                            INVESTMENTS & CASH
---------------------------------------------------------------
Government and Agency                               59.0%
Cash & Cash Equivalents                             41.0
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                               % OF LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS(3)
---------------------------------------------------------------
Government National Mortgage Association,
   Series 2010-61, Class KE, 5.00%, 05/16/40         6.8%
Federal National Mortgage Association,
   Series 2005-74, Class NZ, 6.00%, 09/25/35         5.2
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2018-K159, Class A3,
   3.95%, 11/25/33                                   4.9
Federal National Mortgage Association, Pool
   TBA, 4.00%, 06/15/52                              4.7
Federal National Mortgage Association,
   Series 2015-66, Class CL, 3.50%, 07/25/41         4.2
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2021-K1522, Class A2,
   2.36%, 10/25/36                                   4.0
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2021-K1521, Class A2,
   2.18%, 08/25/36                                   3.9
U.S. Treasury Bond, 1.13%, 05/15/50                  3.4
U.S. Treasury Bond, 1.13%, 08/15/50                  3.4
Federal National Mortgage Association,
   Series 2016-101, Class ZP, 3.50%, 01/25/47        3.0
                                                  -------
      Total                                         43.5%
                                                  =======

---------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
---------------------------------------------------------------
April 30, 2022                                   10.26 Years
High - March 31, 2022                            10.73 Years
Low - November 30, 2021                           9.55 Years

-----------------------------

(1)   Includes variation margin on futures.

(2)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government and Agency". Credit ratings are subject to change.

(3)   Percentages are based on the long positions only. Money market funds are excluded.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 22, 2019 - APRIL 30, 2022

            First Trust Long Duration   ICE BofA 5+ Year
                Opportunities ETF       US Treasury Index
1/22/19              $10,000                 $10,000
4/30/19               10,425                  10,273
10/31/19              11,408                  11,321
4/30/20               12,436                  12,839
10/31/20              12,259                  12,536
4/30/21               11,760                  11,593
10/31/21              12,133                  11,951
4/30/22               10,797                  10,448


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to First Trust Long Duration Opportunities ETF (the "Fund" or "LGOV").
First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2019.

                                                                          Page 5


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust Long Duration Opportunities ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2021     APRIL 30, 2022      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
Actual                                              $1,000.00           $  889.80            0.65%             $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57            0.65%             $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 59.4%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 26.2%
                  Federal Home Loan Mortgage Corporation
$        139,840     Series 2003-2649, Class IM, IO...............................      7.00%       07/15/33    $         29,083
         264,000     Series 2010-3653, Class UJ...................................      5.00%       04/15/40             280,494
         122,173     Series 2013-4255, Class SN, 1 Mo. LIBOR (x) -2.67 +
                        12.27% (a)................................................     11.05%       05/15/35             117,067
         317,733     Series 2020-4980, Class ZU...................................      3.00%       06/25/50             252,678
                  Federal National Mortgage Association
          97,708     Series 2005-69, Class JI, IO.................................      6.00%       08/25/35              18,933
         915,178     Series 2005-74, Class NZ.....................................      6.00%       09/25/35           1,100,192
         768,131     Series 2005-113, Class AI, IO, 1 Mo. LIBOR (x) -1 +
                        7.23% (a).................................................      6.56%       01/25/36              97,716
         108,893     Series 2008-94, Class JS, 1 Mo. LIBOR (x) -6 + 30.00% (a)....     25.99%       04/25/36             134,164
         433,000     Series 2012-93, Class LY.....................................      2.50%       09/25/42             370,417
          18,980     Series 2015-34, Class OK, PO.................................        (b)       03/25/44              18,550
         944,376     Series 2015-66, Class CL.....................................      3.50%       07/25/41             893,239
         298,685     Series 2016-23, Class PL.....................................      3.00%       11/25/45             271,631
         694,385     Series 2016-101, Class ZP....................................      3.50%       01/25/47             625,810
         395,045     Series 2018-9, Class PL......................................      3.50%       02/25/48             381,926
         177,711     Series 2018-94, Class KZ.....................................      4.50%       01/25/49             182,024
          94,082     Series 2018-94, Class LZ.....................................      4.50%       01/25/49              96,363
         710,669     Series 2020-17, Class L......................................      2.50%       03/25/50             560,623
                  Government National Mortgage Association
         293,848     Series 2009-32, Class ZA.....................................      5.50%       05/20/39             315,667
       1,292,000     Series 2010-61, Class KE.....................................      5.00%       05/16/40           1,442,953
         456,068     Series 2015-168, Class GI, IO................................      5.50%       02/16/33              37,727
         403,000     Series 2018-112, Class CG....................................      3.50%       08/20/48             382,987
         445,998     Series 2018-125, Class KZ....................................      3.50%       09/20/48             408,520
         351,978     Series 2019-132, Class NZ....................................      3.50%       10/20/49             331,548
         343,000     Series 2020-83, Class KY.....................................      3.00%       06/20/50             301,005
                                                                                                                ----------------
                                                                                                                       8,651,317
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 30.2%
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                     Pass Through Certificates
       7,520,646     Series 2014-K036, Class X1, IO (c)...........................      0.84%       10/25/23              67,560
         570,000     Series 2018-K157, Class A3...................................      3.99%       08/25/33             593,005
       1,000,000     Series 2018-K159, Class A3...................................      3.95%       11/25/33           1,022,160
       4,645,000     Series 2019-K093, Class XAM, IO (c)..........................      1.33%       05/25/29             344,380
       1,936,000     Series 2019-K095, Class XAM, IO (c)..........................      1.37%       06/25/29             150,194
       4,870,000     Series 2020-K109, Class XAM, IO (c)..........................      1.91%       04/25/30             590,225
       6,850,000     Series 2020-K120, Class XAM, IO (c)..........................      1.31%       10/25/30             592,887
       1,993,717     Series 2020-K1515, Class X1, IO (c)..........................      1.64%       02/25/35             268,934
       2,638,156     Series 2020-K1516, Class X1, IO (c)..........................      1.63%       05/25/35             385,078
       3,494,522     Series 2020-K1517, Class X1, IO (c)..........................      1.44%       07/25/35             449,270
       8,375,000     Series 2021-K123, Class XAM, IO (d)..........................      1.07%       12/25/30             598,184
       8,690,000     Series 2021-K124, Class XAM, IO (c)..........................      1.03%       01/25/31             595,190
      10,125,000     Series 2021-K125, Class XAM, IO (c)..........................      0.87%       01/25/31             590,381
       1,000,000     Series 2021-K1521, Class A2..................................      2.18%       08/25/36             826,309
       1,000,000     Series 2021-K1522, Class A2..................................      2.36%       10/25/36             847,180
                  Government National Mortgage Association
         768,760     Series 2020-145, Class BD (e)................................      2.30%       03/16/63             550,664
         862,106     Series 2020-159, Class Z (e).................................      2.50%       10/16/62             583,917


                        See Notes to Financial Statements                Page 7


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        477,460     Series 2020-197, Class Z (c).................................      2.25%       10/16/62    $        297,279
         207,351     Series 2021-4, Class Z (c)...................................      2.00%       09/16/62             115,699
         891,967     Series 2021-28, Class Z (c)..................................      2.00%       10/16/62             518,549
                                                                                                                ----------------
                                                                                                                       9,987,045
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 3.0%
                  Federal National Mortgage Association
       1,000,000     Pool TBA (f).................................................      4.00%       06/15/52             992,598
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................        19,630,960
                  (Cost $21,920,076)                                                                            ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 4.4%
       1,000,000  U.S. Treasury Bond..............................................      1.13%       05/15/40             723,223
       1,000,000  U.S. Treasury Bond..............................................      1.13%       08/15/40             719,433
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................         1,442,656
                  (Cost $1,548,128)                                                                             ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 43.8%
      14,459,220  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.23% (g)..........................................................        14,459,220
                  (Cost $14,459,220)                                                                            ----------------

                  TOTAL INVESTMENTS -- 107.6%..................................................................       35,532,836
                  (Cost $37,927,424)                                                                            ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
PURCHASED OPTIONS -- 1.0%
CALL OPTIONS PURCHASED -- 0.2%
              20  U.S. Treasury Long Bond Futures Call..............  $  2,813,750    $ 140.00      05/20/22              47,812
              20  U.S. Treasury Long Bond Futures Call..............     2,813,750      146.00      05/20/22               8,750
              10  U.S. Treasury Long Bond Futures Call..............     1,397,188      141.00      06/24/22              24,219
                                                                                                                ----------------
                  TOTAL CALL OPTIONS PURCHASED................................................................            80,781
                  (Cost $75,130)                                                                                ----------------

PUT OPTIONS PURCHASED -- 0.8%
              30  U.S. 5-Year Treasury Futures Put..................     3,380,156      113.25      05/20/22              28,594
              25  U.S. 5-Year Treasury Futures Put..................     2,816,797      119.00      05/20/22             158,398
              20  U.S. 10-Year Treasury Futures Put.................     2,374,688      119.00      06/24/22              32,500
              10  U.S. Treasury Long Bond Futures Put...............     1,406,875      142.00      05/20/22              27,344
                                                                                                                ----------------
                  TOTAL PUT OPTIONS PURCHASED.................................................................           246,836
                  (Cost $91,787)                                                                                ----------------

                  TOTAL PURCHASED OPTIONS.....................................................................           327,617
                  (Cost $166,917)                                                                               ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
WRITTEN OPTIONS -- (0.6)%
CALL OPTIONS WRITTEN -- (0.2)%
             (40) U.S. Treasury Long Bond Futures Call..............  $ (5,627,500)   $ 143.00      05/20/22    $        (43,125)
             (10) U.S. Treasury Long Bond Futures Call..............    (1,397,188)     145.00      06/24/22             (11,250)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................           (54,375)
                  (Premiums received $49,089)                                                                   ----------------

PUT OPTIONS WRITTEN -- (0.4)%
             (30) U.S. 5-Year Treasury Futures Put..................    (3,380,156)     111.50      05/20/22              (6,797)
             (25) U.S. 5-Year Treasury Futures Put..................    (2,816,797)     117.00      05/20/22            (108,594)
             (20) U.S. 10-Year Treasury Futures Put.................    (2,374,688)     116.00      06/24/22             (10,625)
             (10) U.S. Treasury Long Bond Futures Put...............    (1,406,875)     138.00      05/20/22              (9,687)
                                                                                                                ----------------
                  TOTAL PUT OPTIONS WRITTEN...................................................................          (135,703)
                  (Premiums received $29,111)                                                                   ----------------

                  TOTAL WRITTEN OPTIONS.......................................................................          (190,078)
                  (Premiums received $78,200)
                  NET OTHER ASSETS AND LIABILITIES -- (8.0)%..................................................        (2,632,665)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     33,037,710
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2022 (See Note 2D - Futures Contracts in the
Notes to Financial Statements)


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                       NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE           VALUE           VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. Treasury Long Bond Futures                             Long           20       Jun-2022    $    2,813,750  $        (13,334)
Ultra U.S. Treasury Bond Futures                            Long           47       Jun-2022         7,540,563           (88,843)
U.S. 2-Year Treasury Notes                                  Short          15       Jun-2022        (3,162,188)            7,137
Ultra 10-Year U.S. Treasury Notes                           Short          37       Jun-2022        (4,773,000)           18,313
                                                                                                --------------  ----------------
                                                                                                $    2,419,125  $        (76,727)
                                                                                                ==============  ================


(a)   Inverse floating rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Floating or variable rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(g)   Rate shown reflects yield as of April 30, 2022.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

                        See Notes to Financial Statements                 Page 9


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $    19,630,960    $            --    $    19,630,960    $            --
U.S. Government Bonds and Notes.......................        1,442,656                 --          1,442,656                 --
Money Market Funds....................................       14,459,220         14,459,220                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................       35,532,836         14,459,220         21,073,616                 --
Call Options Purchased................................           80,781             80,781                 --                 --
Put Options Purchased.................................          246,836            246,836                 --                 --
Futures Contracts*....................................           25,450             25,450                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $    35,885,903    $    14,812,287    $    21,073,616    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $       (54,375)   $       (54,375)   $            --    $            --
Put Options Written...................................         (135,703)          (135,703)                --                 --
Futures Contracts*....................................         (102,177)          (102,177)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $      (292,255)   $      (292,255)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Page 10                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $   35,532,836
Options contracts purchased, at value .................................             327,617
Cash segregated as collateral for open futures contracts...............             183,541
Receivables:
   Investment securities sold..........................................           1,002,160
   Interest............................................................             113,091
   Dividends...........................................................               1,684
                                                                             --------------
   Total Assets........................................................          37,160,929
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................             190,078
Payables:
   Investment securities purchased.....................................           3,879,906
   Variation margin....................................................              36,653
   Investment advisory fees............................................              16,582
                                                                             --------------
   Total Liabilities...................................................           4,123,219
                                                                             --------------
NET ASSETS.............................................................      $   33,037,710
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   37,082,736
Par value..............................................................              13,500
Accumulated distributable earnings (loss)..............................          (4,058,526)
                                                                             --------------
NET ASSETS.............................................................      $   33,037,710
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        24.47
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           1,350,002
                                                                             ==============
Investments, at cost...................................................      $   37,927,424
                                                                             ==============
Premiums paid on options contracts purchased...........................      $      166,917
                                                                             ==============
Premiums received on options contracts written.........................      $       78,200
                                                                             ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................      $      347,696
Dividends..............................................................               2,870
                                                                             --------------
   Total investment income.............................................             350,566
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................             104,337
                                                                             --------------
   Total expenses......................................................             104,337
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             246,229
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (639,004)
   Futures contracts...................................................            (737,750)
   Purchased options contracts.........................................             110,236
   Written options contracts...........................................             (53,190)
                                                                             --------------
Net realized gain (loss)...............................................          (1,319,708)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          (2,520,732)
   Futures contracts...................................................            (114,377)
   Purchased options contracts.........................................             154,045
   Written options contracts...........................................            (107,638)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................          (2,588,702)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (3,908,410)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $   (3,662,181)
                                                                             ==============


Page 12                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2022             ENDED
                                                                              (UNAUDITED)          10/31/2021
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $      246,229      $      545,413
Net realized gain (loss)...............................................          (1,319,708)           (323,347)
Net change in unrealized appreciation (depreciation)...................          (2,588,702)           (611,405)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........          (3,662,181)           (389,339)
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (249,615)         (1,088,250)
Return of capital......................................................                  --             (45,452)
                                                                             --------------      --------------
Total distributions to shareholders....................................            (249,615)         (1,133,702)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           3,698,861          18,673,006
Cost of shares redeemed................................................                  --          (5,624,256)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................           3,698,861          13,048,750
                                                                             --------------      --------------
Total increase (decrease) in net assets................................            (212,935)         11,525,709

NET ASSETS:
Beginning of period....................................................          33,250,645          21,724,936
                                                                             --------------      --------------
End of period..........................................................      $   33,037,710     $    33,250,645
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................           1,200,002             750,002
Shares sold............................................................             150,000             650,000
Shares redeemed........................................................                  --            (200,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................           1,350,002           1,200,002
                                                                             ==============      ==============


                        See Notes to Financial Statements                Page 13


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                             SIX MONTHS
                                               ENDED          YEAR ENDED OCTOBER 31,          PERIOD
                                             4/30/2022      ---------------------------       ENDED
                                            (UNAUDITED)         2021           2020       10/31/2019 (a)
                                           --------------   ------------   ------------   --------------
Net asset value, beginning of period         $    27.71      $    28.97     $    28.04      $    25.00
                                             ----------      ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.19            0.47           0.82            0.55
Net realized and unrealized gain (loss)           (3.23)          (0.77)          1.24            2.95
                                             ----------      ----------     ----------      ----------
Total from investment operations                  (3.04)          (0.30)          2.06            3.50
                                             ----------      ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.20)          (0.47)         (1.13)          (0.46)
Net realized gains                                   --           (0.45)            --              --
Return of Capital                                    --           (0.04)            --              --
                                             ----------      ----------     ----------      ----------
Total distributions                               (0.20)          (0.96)         (1.13)          (0.46)
                                             ----------      ----------     ----------      ----------
Net asset value, end of period               $    24.47      $    27.71     $    28.97      $    28.04
                                             ==========      ==========     ==========      ==========
TOTAL RETURN (b)                                 (11.02)%         (1.02)%         7.46%          14.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   33,038      $   33,251     $   21,725      $   11,215
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                      0.65% (d)       0.69% (e)      0.69% (e)       0.65% (d)
Ratio of net investment income (loss)
   to average net assets                           1.53% (d)       1.61%          1.89%           2.64% (d)
Portfolio turnover rate (f) (g)                      55%            142%           174%            152%


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 35%,
      69%, 118% and 104% for the periods ended April 30, 2022, October 31, 2021,
      October 31, 2020 and October 31, 2019, respectively.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the "Fund"),
which trades under the ticker "LGOV" on the NYSE Arca, Inc. ("NYSE Arca"). The
Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds
("ETFs") that principally invest in such securities. The Fund's investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as "pass-through" securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S.
government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in "to-be-announced"
transactions ("TBA Transactions"), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor"). In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government- sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets a weighted average effective duration of eight or more years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

                                                                         Page 15

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as

                                                                         Page 17

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2022, the Fund had no when-issued, delayed-delivery securities. At April 30, 2022, the Fund held $992,598 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially

                                                                         Page 19

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................   $    1,088,250
Capital gains...................................               --
Return of capital...............................           45,452

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $           --
Accumulated capital and other gain (loss).......         (317,050)
Net unrealized appreciation (depreciation)......          170,320

K. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, and 2021 remain open to federal and state audit. As of April 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $317,050.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross               Gross         Net Unrealized
                               Unrealized         Unrealized        Appreciation
             Tax Cost         Appreciation      (Depreciation)     (Depreciation)
         ----------------   ----------------   ----------------   ----------------
         $     38,016,141   $        273,814   $     (2,696,307)  $     (2,422,493)


L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2022, were $11,708,503 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2022, were
$12,385,008 and $0, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were $1,020,703 and
$1,020,703, respectively.

For the six months ended April 30, 2022, the Fund had no in-kind transactions.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation                    Unrealized depreciation
              rate risk   on futures contracts*         $   25,450   on futures contracts*       $  102,177

Options       Interest    Options contracts                          Options contracts
              rate risk   purchased, at value              327,617   written, at value              190,078


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Futures contracts                                                $ (737,750)
   Purchased options contracts                                         110,236
   Written options contracts                                           (53,190)
Net change in unrealized appreciation (depreciation) on:
   Futures contracts                                                  (114,377)
   Purchased options contracts                                         154,045
   Written options contracts                                          (107,638)


For the six months ended April 30, 2022, the notional value of futures contracts opened and closed were $275,911,323 and $265,543,942, respectively.

During the six months ended April 30, 2022, the premiums for purchased options contracts opened were $1,236,698 and the premiums for purchased options contracts closed, exercised and expired were $1,091,767.

During the six months ended April 30, 2022, the premiums for written options contracts opened were $323,081 and the premiums for written options contracts closed, exercised and expired were $249,063.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                9. OTHER MATTERS

By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VALUATION RISK. The valuation of municipal bonds or securitized assets may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. The Fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If the Fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the Fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2022 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 27


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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (KNG)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R);
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                           APRIL 30, 2022 (UNAUDITED)

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the "Fund"),
which contains detailed information about the Fund for the six months ended
April 30, 2022.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

The FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Cboe
S&P 500(R) Dividend Aristocrats Target Income Index Monthly Series (the
"Index").

The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks and call options that comprise the
Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and calculated by S&P Opco, LLC (the "Index Provider").
The Index is a rules-based buy-write index designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P
500(R) Index and a secondary goal of generating capital appreciation based on the price returns of the equity securities contained in the Index. The Index's objective to deliver a target level of income could result in the Fund selling securities to meet the target, which could make the Fund less tax-efficient than other ETFs. The Index is composed of two parts: (1) an equal-weighted portfolio of the stocks contained in the S&P 500 Dividend Aristocrats Index (the
"Aristocrat Stocks") that have options that trade on a national securities exchange and (2) a rolling series of short (written) call options on each of the
Aristocrat Stocks (the "Covered Calls"). The S&P 500 Dividend Aristocrats Index
includes companies in the S&P 500(R) Index that have increased dividend payments each year for at least 25 consecutive years and have a float adjusted market-cap of at least $3 billion as of the rebalancing reference date and have an average daily value traded of at least $5 million.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL            CUMULATIVE
                                                                                           TOTAL RETURNS           TOTAL RETURNS
                                                    6 Months Ended     1 Year Ended     Inception (3/26/18)     Inception (3/26/18)
                                                       4/30/22           4/30/22            to 4/30/22              to 4/30/22
FUND PERFORMANCE
NAV                                                     -1.55%            3.41%               11.46%                  55.98%
Market Price                                            -1.18%            3.74%               11.57%                  56.59%

INDEX PERFORMANCE
Cboe S&P 500(R) Dividend Aristocrats Target Income
   Index Monthly Series                                 -1.16%            4.21%               12.32%                  60.93%
S&P 500 Dividend Aristocrats Index                      -1.12%            4.33%               12.90%                  64.35%
S&P 500(R) Index                                        -9.65%            0.21%               13.34%                  67.03%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

---------------------------------------------------------------
                                              % OF TOTAL
                                               LONG-TERM
SECTOR CLASSIFICATION                         INVESTMENTS
---------------------------------------------------------------
Consumer Staples                                  22.0%
Industrials                                       18.5
Materials                                         12.9
Health Care                                       10.8
Financials                                        10.6
Consumer Discretionary                             7.9
Information Technology                             4.8
Utilities                                          4.7
Real Estate                                        4.6
Energy                                             3.2
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                               % OF NET
FUND ALLOCATION                                 ASSETS
---------------------------------------------------------------
Common Stock                                      99.6%
Money Market Fund                                  0.4
Call Options Written                              (0.1)
Net Other Assets and Liabilities                   0.1
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                              % OF TOTAL
                                               LONG-TERM
TOP TEN HOLDINGS                              INVESTMENTS
---------------------------------------------------------------
Sherwin-Williams (The) Co.                         1.8%
Roper Technologies, Inc.                           1.7
Amcor PLC                                          1.7
Linde PLC                                          1.6
Brown-Forman Corp., Class B                        1.6
Lowe's Cos., Inc.                                  1.6
Kimberly-Clark Corp.                               1.6
Chubb Ltd.                                         1.6
Exxon Mobil Corp.                                  1.6
W.W. Grainger, Inc.                                1.6
                                                -------
      Total                                       16.4%
                                                =======

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MARCH 26, 2018 - APRIL 30, 2022

            FT Cboe Vest S&P 500(R)   Cboe S&P 500(R) Dividend
             Dividend Aristocrats     Aristocrats Target Income   S&P 500 Dividend    S&P 500(R)
             Target Income ETF(R)       Index Monthly Series      Aristocrats Index     Index
3/26/18             $10,000                    $10,000                 $10,000         $10,000
4/30/18               9,957                      9,962                   9,958           9,974
10/31/18             10,285                     10,331                  10,349          10,313
4/30/19              11,264                     11,355                  11,449          11,320
10/31/19             11,929                     12,076                  12,181          11,791
4/30/20              10,550                     10,720                  10,856          11,418
10/31/20             11,814                     12,042                  12,225          12,935
4/30/21              15,084                     15,444                  15,753          16,667
10/31/21             15,843                     16,282                  16,621          18,486
4/30/22              15,598                     16,093                  16,435          16,703


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R)
("KNG" or the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $6.9 billion under management or committed to management as of
April 30, 2022.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                                                          Page 5


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income
ETF(R) (the "Fund"), you incur two types of costs: (1) transaction costs; and
(2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2021     APRIL 30, 2022        PERIOD           PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
Actual                                              $1,000.00           $  984.50            0.75%             $3.69
Hypothetical (5% return before expenses)            $1,000.00           $1,021.08            0.75%             $3.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS -- 99.6%

                  AEROSPACE & DEFENSE -- 1.6%
          32,060  General Dynamics Corp. (a)..................................................................  $      7,583,152
                                                                                                                ----------------
                  AIR FREIGHT & LOGISTICS -- 1.6%
          76,994  Expeditors International of Washington, Inc. (a)............................................         7,627,796
                                                                                                                ----------------
                  BEVERAGES -- 4.8%
         114,279  Brown-Forman Corp., Class B (a).............................................................         7,706,976
         117,326  Coca-Cola (The) Co. (a).....................................................................         7,580,433
          44,470  PepsiCo, Inc. (a)...........................................................................         7,635,943
                                                                                                                ----------------
                                                                                                                      22,923,352
                                                                                                                ----------------
                  BIOTECHNOLOGY -- 1.5%
          49,394  AbbVie, Inc. (a)............................................................................         7,254,991
                                                                                                                ----------------
                  BUILDING PRODUCTS -- 1.5%
         118,251  A.O. Smith Corp. (a)........................................................................         6,909,406
                                                                                                                ----------------
                  CAPITAL MARKETS -- 4.6%
         290,092  Franklin Resources, Inc. (a)................................................................         7,133,362
          20,164  S&P Global, Inc. (a)........................................................................         7,591,746
          57,025  T. Rowe Price Group, Inc. (a)...............................................................         7,016,356
                                                                                                                ----------------
                                                                                                                      21,741,464
                                                                                                                ----------------
                  CHEMICALS -- 9.6%
          31,515  Air Products and Chemicals, Inc. (a)........................................................         7,376,716
          38,156  Albemarle Corp. (a).........................................................................         7,357,621
          43,696  Ecolab, Inc. (a)............................................................................         7,399,481
          24,718  Linde PLC (a)...............................................................................         7,711,027
          57,625  PPG Industries, Inc. (a)....................................................................         7,375,424
          31,257  Sherwin-Williams (The) Co. (a)..............................................................         8,594,425
                                                                                                                ----------------
                                                                                                                      45,814,694
                                                                                                                ----------------
                  COMMERCIAL SERVICES & SUPPLIES -- 1.6%
          18,764  Cintas Corp. (a)............................................................................         7,454,187
                                                                                                                ----------------
                  CONTAINERS & PACKAGING -- 1.7%
         661,100  Amcor PLC (a)...............................................................................         7,840,646
                                                                                                                ----------------
                  DISTRIBUTORS -- 1.6%
          57,285  Genuine Parts Co. (a).......................................................................         7,449,914
                                                                                                                ----------------
                  ELECTRIC UTILITIES -- 1.5%
         103,523  NextEra Energy, Inc. (a)....................................................................         7,352,203
                                                                                                                ----------------
                  ELECTRICAL EQUIPMENT -- 1.6%
          81,790  Emerson Electric Co. (a)....................................................................         7,375,822
                                                                                                                ----------------
                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 4.6%
          21,778  Essex Property Trust, Inc. (a)..............................................................         7,170,842
          62,859  Federal Realty Investment Trust (a).........................................................         7,358,275
         104,100  Realty Income Corp. (a).....................................................................         7,220,376
                                                                                                                ----------------
                                                                                                                      21,749,493
                                                                                                                ----------------
                  FOOD & STAPLES RETAILING -- 4.6%
          86,211  Sysco Corp. (a).............................................................................         7,369,316
         168,106  Walgreens Boots Alliance, Inc. (a)..........................................................         7,127,695
          48,805  Walmart, Inc. (a)...........................................................................         7,466,677
                                                                                                                ----------------
                                                                                                                      21,963,688
                                                                                                                ----------------


                        See Notes to Financial Statements                 Page 7


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                  FOOD PRODUCTS -- 4.7%
          83,050  Archer-Daniels-Midland Co. (a)..............................................................  $      7,437,958
         142,881  Hormel Foods Corp. (a)......................................................................         7,485,535
          74,849  McCormick & Co., Inc. (a)...................................................................         7,527,564
                                                                                                                ----------------
                                                                                                                      22,451,057
                                                                                                                ----------------
                  GAS UTILITIES -- 1.5%
          64,495  Atmos Energy Corp. (a)......................................................................         7,313,733
                                                                                                                ----------------
                  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
          63,988  Abbott Laboratories (a).....................................................................         7,262,638
          30,017  Becton, Dickinson and Co. (a)...............................................................         7,419,902
          71,016  Medtronic PLC (a)...........................................................................         7,411,230
                                                                                                                ----------------
                                                                                                                      22,093,770
                                                                                                                ----------------
                  HEALTH CARE PROVIDERS & SERVICES -- 1.5%
         124,339  Cardinal Health, Inc. (a)...................................................................         7,217,879
                                                                                                                ----------------
                  HOTELS, RESTAURANTS & LEISURE -- 1.6%
          30,601  McDonald's Corp. (a)........................................................................         7,624,545
                                                                                                                ----------------
                  HOUSEHOLD PRODUCTS -- 7.8%
          74,477  Church & Dwight Co., Inc. (a)...............................................................         7,265,976
          50,817  Clorox (The) Co. (a)........................................................................         7,290,715
          94,396  Colgate-Palmolive Co. (a)...................................................................         7,273,212
          55,271  Kimberly-Clark Corp. (a)....................................................................         7,673,273
          47,476  Procter & Gamble (The) Co. (a)..............................................................         7,622,272
                                                                                                                ----------------
                                                                                                                      37,125,448
                                                                                                                ----------------
                  INDUSTRIAL CONGLOMERATES -- 1.6%
          51,321  3M Co. (a)..................................................................................         7,401,515
                                                                                                                ----------------
                  INSURANCE -- 6.0%
         120,807  Aflac, Inc. (a).............................................................................         6,919,825
         113,030  Brown & Brown, Inc. (a).....................................................................         7,005,599
          37,145  Chubb Ltd. (a)..............................................................................         7,668,585
          56,019  Cincinnati Financial Corp. (a)..............................................................         6,871,291
                                                                                                                ----------------
                                                                                                                      28,465,300
                                                                                                                ----------------
                  IT SERVICES -- 3.1%
          34,250  Automatic Data Processing, Inc. (a).........................................................         7,472,665
          55,375  International Business Machines Corp. (a)...................................................         7,321,129
                                                                                                                ----------------
                                                                                                                      14,793,794
                                                                                                                ----------------
                  LIFE SCIENCES TOOLS & SERVICES -- 1.5%
          21,887  West Pharmaceutical Services, Inc. (a)......................................................         6,895,718
                                                                                                                ----------------
                  MACHINERY -- 7.6%
          35,393  Caterpillar, Inc. (a).......................................................................         7,451,642
          53,535  Dover Corp. (a).............................................................................         7,136,215
          37,647  Illinois Tool Works, Inc. (a)...............................................................         7,420,600
         145,322  Pentair PLC (a).............................................................................         7,375,092
          54,107  Stanley Black & Decker, Inc. (a)............................................................         6,500,956
                                                                                                                ----------------
                                                                                                                      35,884,505
                                                                                                                ----------------
                  METALS & MINING -- 1.5%
          47,535  Nucor Corp. (a).............................................................................         7,357,467
                                                                                                                ----------------
                  MULTILINE RETAIL -- 1.5%
          31,676  Target Corp. (a)............................................................................         7,242,717
                                                                                                                ----------------


Page 8                  See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES -- 1.5%
          79,340  Consolidated Edison, Inc. (a)...............................................................  $      7,357,992
                                                                                                                ----------------
                  OIL, GAS & CONSUMABLE FUELS -- 3.2%
          47,565  Chevron Corp. (a)...........................................................................         7,452,009
          89,928  Exxon Mobil Corp. (a).......................................................................         7,666,362
                                                                                                                ----------------
                                                                                                                      15,118,371
                                                                                                                ----------------
                  PHARMACEUTICALS -- 1.6%
          42,170  Johnson & Johnson (a).......................................................................         7,609,998
                                                                                                                ----------------
                  SOFTWARE -- 1.7%
          16,859  Roper Technologies, Inc. (a)................................................................         7,922,381
                                                                                                                ----------------
                  SPECIALTY RETAIL -- 1.6%
          38,849  Lowe's Cos., Inc. (a).......................................................................         7,681,613
                                                                                                                ----------------
                  TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
         140,263  VF Corp. (a)................................................................................         7,293,676
                                                                                                                ----------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.6%
          15,331  W.W. Grainger, Inc. (a).....................................................................         7,665,960
                                                                                                                ----------------
                  TOTAL COMMON STOCKS.........................................................................       473,558,247
                  (Cost $459,262,794)                                                                           ----------------

MONEY MARKET FUNDS -- 0.4%
       1,730,631  Dreyfus Government Cash Management Fund, Institutional Shares - 0.24% (b)...................         1,730,631
                  (Cost $1,730,631)                                                                             ----------------

                  TOTAL INVESTMENTS -- 100.0%.................................................................       475,288,878
                  (Cost $460,993,425)                                                                           ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN -- (0.1)%

             (27) 3M Co.............................................  $   (389,394) $     150.00    05/23/22              (4,293)
             (63) A.O. Smith Corp...................................      (368,109)        65.00    05/23/22              (1,890)
             (34) Abbott Laboratories...............................      (385,900)       120.00    05/23/22              (2,958)
             (25) AbbVie, Inc.......................................      (367,200)       160.00    05/23/22              (1,275)
             (62) Aflac, Inc........................................      (355,136)        65.00    05/23/22                (682)
             (16) Air Products and Chemicals, Inc...................      (374,512)       250.00    05/23/22              (4,112)
             (19) Albemarle Corp....................................      (366,377)       210.00    05/23/22             (11,248)
            (347) Amcor PLC.........................................      (411,542)        12.00    05/23/22              (8,675)
             (42) Archer-Daniels-Midland Co.........................      (376,152)        97.50    05/23/22              (2,940)
             (34) Atmos Energy Corp.................................      (385,560)       120.00    05/23/22              (5,100)
             (18) Automatic Data Processing, Inc....................      (392,724)       230.00    05/23/22              (4,950)
             (15) Becton, Dickinson and Co..........................      (370,785)       270.00    05/23/22              (2,805)
             (57) Brown & Brown, Inc................................      (353,286)        70.00    05/23/22              (2,565)
             (59) Brown-Forman Corp.................................      (397,896)        70.00    05/23/22              (3,982)
             (64) Cardinal Health, Inc..............................      (371,520)        62.50    05/23/22              (5,120)
             (18) Caterpillar, Inc..................................      (378,972)       230.00    05/23/22              (2,592)
             (24) Chevron Corp......................................      (376,008)       170.00    05/23/22              (3,024)
             (19) Chubb Ltd.........................................      (392,255)       210.00    05/23/22             (11,400)
             (39) Church & Dwight Co., Inc..........................      (380,484)       105.00    05/23/22              (1,365)
             (29) Cincinnati Financial Corp.........................      (355,714)       140.00    05/23/22                (957)
             (10) Cintas Corp.......................................      (397,260)       410.00    05/23/22              (5,850)
             (28) Clorox (The) Co...................................      (401,716)       145.00    05/23/22             (14,840)


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN (CONTINUED)

             (62) Coca-Cola (The) Co................................  $   (400,582) $      65.00    05/23/22    $         (7,378)
             (50) Colgate-Palmolive Co..............................      (385,250)        80.00    05/23/22              (3,500)
             (41) Consolidated Edison, Inc..........................      (380,234)        97.50    05/23/22              (2,255)
             (28) Dover Corp........................................      (373,240)       145.00    05/23/22              (1,820)
             (23) Ecolab, Inc.......................................      (389,482)       175.00    05/23/22              (6,958)
             (44) Emerson Electric Co...............................      (396,792)        92.50    05/23/22              (8,888)
             (12) Essex Property Trust, Inc.........................      (395,124)       350.00    05/23/22              (6,900)
             (42) Expeditors International of Washington, Inc.......      (416,094)        95.00    05/23/22             (26,040)
             (46) Exxon Mobil Corp..................................      (392,150)        87.50    05/23/22              (8,188)
             (33) Federal Realty Investment Trust...................      (386,298)       125.00    05/23/22              (6,138)
            (158) Franklin Resources, Inc...........................      (388,522)        25.00    05/23/22             (13,430)
             (17) General Dynamics Corp.............................      (402,101)       240.00    05/23/22              (7,939)
             (31) Genuine Parts Co..................................      (403,155)       130.00    05/23/22             (14,043)
             (76) Hormel Foods Corp.................................      (398,164)        52.50    05/23/22             (10,260)
             (21) Illinois Tool Works, Inc..........................      (413,931)       195.00    05/23/22             (15,645)
             (32) International Business Machines Corp..............      (423,072)       125.00    05/23/22             (26,400)
             (23) Johnson & Johnson.................................      (415,058)       180.00    05/23/22              (9,154)
             (32) Kimberly-Clark Corp...............................      (444,256)       125.00    05/23/22             (45,760)
             (13) Linde PLC.........................................      (405,548)       320.00    05/23/22              (7,800)
             (20) Lowe's Cos., Inc..................................      (395,460)       200.00    05/23/22             (14,760)
             (40) McCormick & Co., Inc..............................      (402,280)       100.00    05/23/22             (11,080)
             (16) McDonald's Corp...................................      (398,656)       250.00    05/23/22              (8,544)
             (37) Medtronic PLC.....................................      (386,132)       110.00    05/23/22              (3,219)
             (49) NextEra Energy, Inc...............................      (347,998)        82.50    05/23/22                (245)
             (25) Nucor Corp........................................      (386,950)       165.00    05/23/22              (9,750)
             (77) Pentair PLC.......................................      (390,775)        55.00    05/23/22              (4,543)
             (24) PepsiCo, Inc......................................      (412,104)       170.00    05/23/22             (11,760)
             (32) PPG Industries, Inc...............................      (409,568)       130.00    05/23/22             (13,536)
             (26) Procter & Gamble (The) Co.........................      (417,430)       160.00    05/23/22             (10,270)
             (56) Realty Income Corp................................      (388,416)        72.50    05/23/22              (3,080)
              (9) Roper Technologies, Inc...........................      (422,928)       460.00    05/23/22             (16,605)
             (10) S&P Global, Inc...................................      (376,500)       390.00    05/23/22              (7,000)
             (16) Sherwin-Williams (The) Co.........................      (439,936)       250.00    05/23/22             (44,320)
             (29) Stanley Black & Decker, Inc.......................      (348,435)       140.00    05/23/22              (1,160)
             (47) Sysco Corp........................................      (401,756)        85.00    05/23/22             (18,894)
             (29) T. Rowe Price Group, Inc..........................      (356,816)       140.00    05/23/22                (870)
             (17) Target Corp.......................................      (388,705)       240.00    05/23/22              (8,075)
             (72) VF Corp...........................................      (374,400)        55.00    05/23/22              (8,640)
              (8) W.W. Grainger, Inc................................      (400,024)       490.00    05/23/22             (15,520)
             (90) Walgreens Boots Alliance, Inc.....................      (381,600)        45.00    05/23/22              (3,150)
             (26) Walmart, Inc......................................      (397,774)       155.00    05/23/22              (7,696)
             (11) West Pharmaceutical Services, Inc.................      (346,566)       380.00    05/23/22                (440)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................          (554,276)
                  (Premiums received $884,531)                                                                  ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.1%....................................................           501,419
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $    475,236,021
                                                                                                                ================


(a)   All or a portion of this security is held as collateral for the options written. At April 30, 2022, the value of these securities amount to
      $24,928,764 or 5.2% of net assets.

(b)   Rate shown reflects yield as of April 30, 2022.

Page 10                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Common Stocks*........................................  $   473,558,247    $   473,558,247    $            --    $            --
Money Market Funds....................................        1,730,631          1,730,631                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................  $   475,288,878    $   475,288,878    $            --    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $      (554,276)   $      (554,276)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $  475,288,878
Cash segregated as collateral for open options contracts...............               6,598
Receivables:
   Investment securities sold..........................................          40,879,523
   Capital shares sold.................................................          24,598,956
   Dividends...........................................................             541,370
                                                                             --------------
   Total Assets........................................................         541,315,325
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................             554,276
Payables:
   Investment securities purchased.....................................          41,397,093
   Capital shares purchased............................................          23,827,286
   Investment advisory fees............................................             300,649
                                                                             --------------
   Total Liabilities...................................................          66,079,304
                                                                             --------------
NET ASSETS.............................................................      $  475,236,021
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $  469,073,454
Par value..............................................................              89,750
Accumulated distributable earnings (loss)..............................           6,072,817
                                                                             --------------
NET ASSETS.............................................................      $  475,236,021
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        52.95
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           8,975,000
                                                                             ==============
Investments, at cost...................................................      $  460,993,425
                                                                             ==============
Premiums received on options contracts written.........................      $      884,531
                                                                             ==============


Page 12                  See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $    4,776,095
                                                                             --------------
   Total investment income.............................................           4,776,095
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................           1,503,212
                                                                             --------------
   Total expenses......................................................           1,503,212
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................           3,272,883
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................          (7,387,464)
   In-kind redemptions.................................................          10,320,860
   Written options contracts...........................................           1,678,448
                                                                             --------------
Net realized gain (loss)...............................................           4,611,844
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................         (20,048,289)
   Written options contracts...........................................             563,854
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................         (19,484,435)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................         (14,872,591)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $  (11,599,708)
                                                                             ==============


                        See Notes to Financial Statements                Page 13


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2022             ENDED
                                                                              (UNAUDITED)          10/31/2021
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $    3,272,883      $    2,613,224
Net realized gain (loss)...............................................           4,611,844          (1,477,869)
Net change in unrealized appreciation (depreciation)...................         (19,484,435)         30,845,059
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........         (11,599,708)         31,980,414
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................          (7,698,705)         (6,058,854)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................         223,946,692         201,715,231
Cost of shares redeemed................................................         (23,827,286)                 --
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................         200,119,406         201,715,231
                                                                             --------------      --------------
Total increase (decrease) in net assets................................         180,820,993         227,636,791

NET ASSETS:
Beginning of period....................................................         294,415,028          66,778,237
                                                                             --------------      --------------
End of period..........................................................      $  475,236,021      $  294,415,028
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................           5,375,000           1,575,000
Shares sold............................................................           4,050,000           3,800,000
Shares redeemed........................................................            (450,000)                 --
                                                                             --------------      --------------
Shares outstanding, end of period......................................           8,975,000           5,375,000
                                                                             ==============      ==============


Page 14                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              SIX MONTHS
                                                ENDED                    YEAR ENDED OCTOBER 31,                   PERIOD
                                              4/30/2022       --------------------------------------------        ENDED
                                             (UNAUDITED)          2021            2020            2019        10/31/2018 (a)
                                            --------------    ------------    ------------    ------------    --------------
Net asset value, beginning of period.......   $    54.77       $    42.40      $    44.69      $    40.28       $    40.00
                                              ----------       ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............         0.47             0.73            0.81 (b)        0.74 (b)         0.43 (b)
Net realized and unrealized gain (loss)....        (1.27)           13.57           (1.35) (c)       5.52             0.70 (c)
                                              ----------       ----------      ----------      ----------       ----------
Total from investment operations...........        (0.80)           14.30           (0.54)           6.26             1.13
                                              ----------       ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................        (1.02)           (0.58)          (1.75)          (1.57)           (0.40)
Net realized gain..........................           --            (1.35)             --           (0.29)           (0.46)
                                              ----------       ----------      ----------      ----------       ----------
Total distributions........................        (1.02)           (1.93)          (1.75)          (1.86)           (0.86)
                                              ----------       ----------      ----------      ----------       ----------
CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)..................           --               --            0.00(b)(d)      0.01 (b)         0.01 (b)
                                              ----------       ----------      ----------      ----------       ----------
Net asset value, end of period.............   $    52.95       $    54.77      $    42.40      $    44.69       $    40.28
                                              ==========       ==========      ==========      ==========       ==========
TOTAL RETURN (e)...........................        (1.55)%          34.14%          (0.93)%         15.98%            2.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......   $  475,236       $  294,415      $   66,778      $   43,574       $   19,134
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets..................................         0.75% (f)        0.75%           0.75%           0.75%            0.75% (f)
Ratio of net investment income (loss) to
   average net assets......................         1.63% (f)        1.65%           1.89%           1.75%            1.73% (f)
Portfolio turnover rate (g)................           36%              62%             86%             83%              50%


(a)   Inception date is March 26, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the
      Statement of Operations due to share transactions for the period.

(d)   Amount is less than $0.01.

(e)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)   Annualized.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income
ETF(R) (the "Fund"), which trades under the ticker "KNG" on the Cboe BZX
Exchange, Inc. ("Cboe BZX"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund's investment objective seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Cboe S&P 500(R) Dividend Aristocrats Target Income Index
Monthly Series (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks and call options that comprise the Index. The Index's primary goal is to generate an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P 500(R) Index and the
Index's secondary goal is to generate capital appreciation based on the price returns of the equity securities contained in the Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received by the REITs after their tax reporting periods conclude.

C. OPTIONS CONTRACTS

The Fund will employ a "partial covered call strategy," meaning that covered calls will be written on a notional value of no more than 20% of the value of each underlying stock contained in the S&P 500 Dividend Aristocrats Index (the
"Aristocrat Stocks"), such that the short position in each call option is
"covered" by a portion of the corresponding Aristocrat Stock held by the Fund to generate income. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price ("strike price") at a specified date ("expiration date"). The writer (seller) of the call option

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options contracts written, at value" on the
Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2021 was as follows:

Distributions paid from:
Ordinary income.................................   $    5,267,572
Capital gains...................................          791,282
Return of capital...............................               --

As of October 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      784,246
Accumulated capital and other gain (loss).......               --
Net unrealized appreciation (depreciation)......       24,586,984

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of April 30,
2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the
Fund had no capital loss carryforwards for federal income tax purposes.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund had no net late year ordinary or capital losses.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross              Gross          Net Unrealized
                               Unrealized         Unrealized        Appreciation
             Tax Cost         Appreciation      (Depreciation)     (Depreciation)
         ----------------   ----------------   ----------------   ----------------
         $    460,108,894   $     34,316,811   $    (19,691,103)  $     14,625,708


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the
Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.75% of its average daily net assets.

Cboe Vest(S)M Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisory fee equal to 0.20% of the average daily net assets of the
Fund, less Cboe Vest's share of the Fund's expenses. Cboe Vest's fee is paid by the Advisor out of its management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On March 1, 2021, the Board of Trustees of Cboe Vest S&P 500(R) Dividend
Aristocrats Target Income ETF(R) ("Target Fund"), an index based exchange-traded fund ("ETF") managed by Cboe VestSM Financial LLC, approved a reorganization into FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the
"Acquiring Fund" or "KNG"), an index based ETF managed by First Trust.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

The reorganization resulted in a shift in the management responsibility for the
Target Fund. Other than the management responsibility, the primary characteristics of Target Fund and the Acquiring Fund are materially the same.
The Acquiring Fund's investment objective, investment strategies, policies and risks are identical in all material respects to those of the Target Fund.

Under the terms of the reorganization, which was tax-free, the assets of Target
Fund were transferred to, and the liabilities of Target Fund were assumed by
KNG. The shareholders of the Target Fund received shares of KNG with a value equal to the aggregate net asset value of the shares of the Target Fund held by them.

                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $143,054,631 and $144,193,572, respectively.

For the six months ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $223,755,876 and $23,722,989, respectively.

                           6. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
                                                                     Options contracts written,
Options       Equity Risk              --                $      --   at value                    $  554,276


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION
----------------------------------------------------------------------------------
EQUITY RISK EXPOSURE
Net realized gain (loss) on written options contracts               $1,678,448
Net change in unrealized appreciation (depreciation) on
   written options contracts                                           563,854


During the six months ended April 30, 2022, the premiums for written options contracts opened were $4,437,437 and the premiums for written options contracts closed, exercised and expired were $4,026,049.

                      7. OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the
Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place)
governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:


                                                                 NET AMOUNT       GROSS AMOUNT NOT OFFSET
                                                GROSS AMOUNT   OF LIABILITIES       IN THE STATEMENT OF
                                     GROSS      OFFSET IN THE   PRESENTED IN       ASSETS AND LIABILITIES
                                   AMOUNT OF    STATEMENT OF   THE STATEMENT   ------------------------------
DESCRIPTION/                       RECOGNIZED    ASSETS AND    OF ASSETS AND     FINANCIAL    CASH COLLATERAL      NET
COUNTERPARTY                      LIABILITIES    LIABILITIES    LIABILITIES     INSTRUMENTS       PLEDGED        AMOUNT
--------------------------------  ------------  -------------  --------------  -------------  ---------------  -----------
Written Options
   Societe Generale               $    554,276  $          --  $      554,276  $    (554.276) $            --  $        --


In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

                 8. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              9. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2023.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

                              10. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                               11. OTHER MATTERS

By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

                             12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2022 (UNAUDITED)

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


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

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

----------------------------
     Semi-Annual Report
       For the Period
     November 17, 2021
(Commencement of Operations)
   through April 30, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Limited Duration Investment Grade Corporate ETF;
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Limited Duration Investment Grade Corporate ETF (the "Fund"), which contains detailed information about the Fund for the period from the Fund's inception date on November 17, 2021 through April 30, 2022. Please note the information in this letter and the report prior to the Fund's inception date will not apply to the Fund.

A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: "There's no such thing as a free lunch"
and "Don't fight the Fed!" It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus ("COVID-19") pandemic, which commenced sometime around February
2020, was for all intents and purposes "free money." It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the "Fed")
expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.

One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to
Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don't fight the Fed is code for don't bet against the Fed, in my opinion. Stay tuned!

The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed's job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome
Powell has stated that the Fed is poised to raise the Federal Funds target rate
(upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.

Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves - if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First
Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

The First Trust Limited Duration Investment Grade Corporate ETF's (the "Fund")
primary investment objective is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objectives by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates.
The corporate debt securities in which the Fund may invest may include senior loans.

At least 80% of the Fund's net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e., rated
Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities, or if unrated, debt securities determined by the Fund's investment advisor to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund's investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.

Although the Fund intends to invest primarily in investment grade corporate debt securities, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities of any credit quality, including senior loans and other debt securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk"
bonds, or unrated securities that have not been judged by the Fund's investment advisor to be of comparable quality to rated investment grade securities. The
Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended. The Fund's investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the financials sector.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                   TOTAL RETURNS
                                                                                                                Inception (11/17/21)
                                                                                                                     to 4/30/22
FUND PERFORMANCE
NAV                                                                                                                    -4.46%
Market Price                                                                                                           -4.41%

INDEX PERFORMANCE
Bloomberg US Corporate Bond 1-5 Year Index                                                                             -5.09%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

---------------------------------------------------------------
                                                % OF TOTAL
                                                 LONG-TERM
INDUSTRY CLASSIFICATION                       INVESTMENTS(1)
---------------------------------------------------------------
Banks                                               27.7%
Software                                             8.9
Pharmaceuticals                                      8.7
Electric                                             6.1
Semiconductors                                       5.4
Media                                                5.2
Health Care Services                                 4.3
Health Care Products                                 4.0
Auto Manufacturers                                   3.8
Lodging                                              3.7
Pipelines                                            2.9
Internet                                             2.8
Transportation                                       2.3
Telecommunications                                   1.8
REITS                                                1.4
Aerospace/Defense                                    1.4
Agriculture                                          1.3
Diversified Financial Services                       1.3
Commercial Services                                  1.2
Cosmetics/Personal Care                              1.1
Computers                                            0.8
Retail                                               0.8
Insurance                                            0.7
Chemicals                                            0.7
Beverages                                            0.5
Environmental Control                                0.5
Entertainment                                        0.4
Biotechnology                                        0.3
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                                % OF TOTAL
                                                 LONG-TERM
ASSET CLASSIFICATION                          INVESTMENTS(1)
---------------------------------------------------------------
Corporate Bonds and Notes                           68.1%
Foreign Corporate Bonds and Notes                   18.0
Senior Floating-Rate Loan Interests                 13.9
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                             % OF SENIOR LOANS
                                              AND OTHER DEBT
CREDIT QUALITY(2)                              SECURITIES(1)
---------------------------------------------------------------
AA                                                   1.4%
AA-                                                  8.7
A+                                                   5.1
A                                                   13.5
A-                                                   6.8
BBB+                                                10.6
BBB                                                 21.5
BBB-                                                22.6
BB+                                                  4.7
BB                                                   2.3
BB-                                                  0.7
B+                                                   2.1
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                                % OF TOTAL
                                                 LONG-TERM
TOP 10 ISSUERS                                INVESTMENTS(1)
---------------------------------------------------------------
Bank of America Corp.                                4.6%
JPMorgan Chase & Co.                                 4.5
Goldman Sachs Group (The), Inc.                      4.2
Morgan Stanley                                       3.3
Comcast Corp.                                        2.3
Hyatt Hotels Corp.                                   2.1
Baxter International, Inc.                           2.1
Broadcom Corp.                                       2.0
Expedia Group, Inc.                                  1.9
Charter Communications Operating LLC                 1.9
                                                  -------
      Total                                         28.9%
                                                  =======

-----------------------------

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors
      Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   NOVEMBER 17, 2021 - APRIL 30, 2022

            First Trust Limited
            Duration Investment      Bloomberg U.S. Corporate
            Grade Corporate ETF        Bond 1-5 Year Index
11/17/21          $10,000                    $10,000
4/30/22             9,554                      9,491


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Limited Duration Investment Grade Corporate ETF (the "Fund" or "FSIG"). In
this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER OF FIRST TRUST

TODD LARSON, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST

ERIC R. MAISEL, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
   TRUST

JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND
   PORTFOLIO MANAGER OF FIRST TRUST

NATHAN SIMONS, CFA - PORTFOLIO MANAGER OF FIRST TRUST

                                                                          Page 5


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2022 (UNAUDITED)

As a shareholder of First Trust Limited Duration Investment Grade Corporate ETF
(the "Fund"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED             EXPENSES PAID
                                                                                          EXPENSE RATIO         DURING THE PERIOD
                                                 BEGINNING               ENDING           BASED ON THE        NOVEMBER 17, 2021 (a)
                                               ACCOUNT VALUE         ACCOUNT VALUE       NUMBER OF DAYS                TO
                                           NOVEMBER 17, 2021 (a)     APRIL 30, 2022     IN THE PERIOD (b)      APRIL 30, 2022 (c)
-----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
Actual                                           $1,000.00             $  955.40              0.45%                   $1.99
Hypothetical (5% return before expenses)         $1,000.00             $1,022.56              0.45%                   $2.26


(a)   Inception date.

(b)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (November 17, 2021 through April 30, 2022), multiplied by 165/365.
      Hypothetical expenses are assumed for the most recent six-month period.


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 65.5%
                  AEROSPACE/DEFENSE -- 1.4%
$        190,000  Boeing (The) Co.................................................      4.88%       05/01/25    $        192,687
                                                                                                                ----------------
                  AUTO MANUFACTURERS -- 2.3%
          50,000  Ford Motor Credit Co. LLC.......................................      5.13%       06/16/25              49,933
         150,000  General Motors Financial Co., Inc...............................      5.25%       03/01/26             154,293
         125,000  Hyundai Capital America (a).....................................      0.80%       01/08/24             119,223
                                                                                                                ----------------
                                                                                                                         323,449
                                                                                                                ----------------
                  BANKS -- 18.5%
          50,000  Bank of America Corp. (b).......................................      3.84%       04/25/25              50,004
         100,000  Bank of America Corp. (b).......................................      3.37%       01/23/26              97,910
          50,000  Bank of America Corp. (b).......................................      2.55%       02/04/28              46,285
          65,000  Bank of America Corp. (b).......................................      4.38%       04/27/28              65,014
         150,000  Bank of America Corp., Medium-Term Note.........................      4.13%       01/22/24             152,382
         165,000  Bank of America Corp., Medium-Term Note.........................      4.00%       01/22/25             165,386
          50,000  Bank of America Corp., Medium-Term Note (b).....................      3.38%       04/02/26              48,964
          75,000  Citigroup, Inc. (b).............................................      3.11%       04/08/26              72,688
          90,000  Discover Bank (b)...............................................      4.68%       08/09/28              90,646
         225,000  Goldman Sachs Grou (The), Inc...................................      3.00%       03/15/24             223,582
         150,000  Goldman Sachs Grou (The), Inc...................................      4.25%       10/21/25             150,448
          35,000  Goldman Sachs Grou (The), Inc...................................      3.85%       01/26/27              34,292
         100,000  Goldman Sachs Grou (The), Inc. (b)..............................      1.54%       09/10/27              88,550
          85,000  Goldman Sachs Grou (The), Inc. (b)..............................      2.64%       02/24/28              78,285
         200,000  JPMorgan Chase & Co.............................................      3.90%       07/15/25             200,975
         150,000  JPMorgan Chase & Co. (b)........................................      2.30%       10/15/25             144,052
          50,000  JPMorgan Chase & Co. (b)........................................      4.08%       04/26/26              49,981
          55,000  JPMorgan Chase & Co. (b)........................................      3.96%       01/29/27              54,523
         150,000  JPMorgan Chase & Co. (b)........................................      1.58%       04/22/27             135,901
          40,000  JPMorgan Chase & Co. (b)........................................      4.32%       04/26/28              39,962
         200,000  Morgan Stanley (b)..............................................      3.62%       04/17/25             198,982
          85,000  Morgan Stanley..................................................      5.00%       11/24/25              87,367
          50,000  Morgan Stanley (b)..............................................      2.48%       01/21/28              46,253
          25,000  Morgan Stanley (b)..............................................      4.21%       04/20/28              24,861
         100,000  Morgan Stanley, Medium-Term Note (b)............................      2.72%       07/22/25              97,352
         200,000  Wells Fargo & Co., Medium-Term Note (b).........................      2.41%       10/30/25             192,370
                                                                                                                ----------------
                                                                                                                       2,637,015
                                                                                                                ----------------
                  BEVERAGES -- 0.5%
          75,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
                     Worldwide, Inc...............................................      3.65%       02/01/26              74,554
                                                                                                                ----------------
                  CHEMICALS -- 0.6%
         100,000  International Flavors & Fragrances, Inc. (a)....................      1.23%       10/01/25              91,313
                                                                                                                ----------------
                  COMMERCIAL SERVICES -- 1.2%
         175,000  Global Payments, Inc............................................      1.50%       11/15/24             165,555
                                                                                                                ----------------
                  COMPUTERS -- 0.8%
         125,000  Fortinet, Inc...................................................      1.00%       03/15/26             111,504
                                                                                                                ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.2%
         175,000  American Express Co.............................................      3.38%       05/03/24             174,975
                                                                                                                ----------------
                  ELECTRIC -- 5.0%
          75,000  AEP Transmission Co. LLC........................................      3.10%       12/01/26              73,284
          75,000  Baltimore Gas and Electric Co...................................      2.40%       08/15/26              70,983
         100,000  Dominion Energy, Inc............................................      3.07%       08/15/24              98,812
         225,000  FirstEnergy Transmission LLC (a)................................      4.35%       01/15/25             224,878


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)
                  ELECTRIC (CONTINUED)
$        150,000  Pacific Gas and Electric Co.....................................      4.25%       08/01/23    $        150,690
         100,000  Virginia Electric and Power Co., Series A.......................      3.15%       01/15/26              98,111
                                                                                                                ----------------
                                                                                                                         716,758
                                                                                                                ----------------
                  ENVIRONMENTAL CONTROL -- 0.5%
          75,000  Republic Services, Inc..........................................      2.90%       07/01/26              72,345
                                                                                                                ----------------
                  HEALTH CARE PRODUCTS -- 3.5%
         225,000  Alcon Finance Corp. (a).........................................      2.75%       09/23/26             214,544
         300,000  Baxter International, Inc. (a)..................................      1.32%       11/29/24             283,444
                                                                                                                ----------------
                                                                                                                         497,988
                                                                                                                ----------------
                  HEALTH CARE SERVICES -- 2.8%
         150,000  Anthem, Inc.....................................................      3.35%       12/01/24             149,807
         150,000  Centene Corp....................................................      4.25%       12/15/27             145,101
         100,000  HCA, Inc........................................................      5.38%       02/01/25             102,856
                                                                                                                ----------------
                                                                                                                         397,764
                                                                                                                ----------------
                  INTERNET -- 1.8%
         250,000  Expedia Group, Inc. (a).........................................      6.25%       05/01/25             261,387
                                                                                                                ----------------
                  LODGING -- 3.1%
          50,000  Hilton Domestic Operating Co., Inc. (a).........................      5.38%       05/01/25              51,141
         275,000  Hyatt Hotels Corp...............................................      5.63%       04/23/25             283,678
         100,000  Marriott International, Inc., Series EE.........................      5.75%       05/01/25             104,985
                                                                                                                ----------------
                                                                                                                         439,804
                                                                                                                ----------------
                  MEDIA -- 2.3%
         320,000  Comcast Corp....................................................      3.95%       10/15/25             324,459
                                                                                                                ----------------
                  PHARMACEUTICALS -- 3.5%
          75,000  AbbVie, Inc.....................................................      3.20%       05/14/26              73,139
          90,000  Bayer US Finance II LLC (a).....................................      3.88%       12/15/23              90,779
         140,000  CVS Health Corp.................................................      3.88%       07/20/25             140,855
         100,000  Utah Acquisition Sub, Inc.......................................      3.95%       06/15/26              97,287
         100,000  Viatris, Inc....................................................      1.65%       06/22/25              91,922
                                                                                                                ----------------
                                                                                                                         493,982
                                                                                                                ----------------
                  PIPELINES -- 2.8%
         205,000  Energy Transfer, L.P............................................      2.90%       05/15/25             198,220
         200,000  Plains All American Pipeline, L.P. / PAA Finance Corp...........      4.65%       10/15/25             202,354
                                                                                                                ----------------
                                                                                                                         400,574
                                                                                                                ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 1.4%
          75,000  MGM Growth Properties Operating Partnership, L.P. / MGP
                     Finance Co.-Issuer, Inc. (a).................................      4.63%       06/15/25              74,938
         125,000  VICI Properties, L.P. / VICI Note Co., Inc. (a).................      4.25%       12/01/26             118,596
                                                                                                                ----------------
                                                                                                                         193,534
                                                                                                                ----------------
                  RETAIL -- 0.7%
         109,000  Nordstrom, Inc..................................................      2.30%       04/08/24             104,510
                                                                                                                ----------------
                  SEMICONDUCTORS -- 2.6%
         150,000  Marvell Technology, Inc.........................................      1.65%       04/15/26             136,833
         100,000  Microchip Technology, Inc. (a)..................................      0.98%       09/01/24              93,957
         150,000  Qorvo, Inc. (a).................................................      1.75%       12/15/24             141,689
                                                                                                                ----------------
                                                                                                                         372,479
                                                                                                                ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)
                  SOFTWARE -- 7.3%
$        200,000  Autodesk, Inc...................................................      4.38%       06/15/25    $        203,498
          25,000  Fiserv, Inc.....................................................      3.20%       07/01/26              24,252
         200,000  Infor, Inc. (a).................................................      1.75%       07/15/25             186,654
          95,000  Oracle Corp.....................................................      2.50%       04/01/25              90,833
         175,000  PTC, Inc. (a)...................................................      3.63%       02/15/25             169,755
          90,000  SS&C Technologies, Inc. (a).....................................      5.50%       09/30/27              88,314
         200,000  VMware, Inc.....................................................      4.50%       05/15/25             202,994
          70,000  Workday, Inc....................................................      3.50%       04/01/27              68,350
                                                                                                                ----------------
                                                                                                                       1,034,650
                                                                                                                ----------------
                  TELECOMMUNICATIONS -- 1.7%
         245,000  T-Mobile USA, Inc...............................................      3.50%       04/15/25             242,195
                                                                                                                ----------------
                  TOTAL CORPORATE BONDS AND NOTES.............................................................         9,323,481
                  (Cost $9,671,372)                                                                             ----------------

FOREIGN CORPORATE BONDS AND NOTES -- 17.3%
                  AGRICULTURE -- 1.3%
         180,000  BAT International Finance PLC (a)...............................      3.95%       06/15/25             177,855
                                                                                                                ----------------
                  AUTO MANUFACTURERS -- 1.4%
         200,000  Nissan Motor Co. Ltd. (a).......................................      3.52%       09/17/25             193,511
                                                                                                                ----------------
                  BANKS -- 8.1%
         100,000  Barclays PLC (b)................................................      3.93%       05/07/25              99,641
         100,000  BNP Paribas S.A. (a) (b)........................................      2.82%       11/19/25              96,378
         150,000  BPCE S.A. (a) (b)...............................................      1.65%       10/06/26             136,393
          95,000  Cooperatieve Rabobank UA........................................      4.38%       08/04/25              95,422
         100,000  Deutsche Bank AG (b)............................................      2.31%       11/16/27              88,622
         100,000  Lloyds Banking Group PLC (b)....................................      2.44%       02/05/26              95,548
         100,000  Macquarie Group Ltd. (a) (b)....................................      1.20%       10/14/25              93,524
         100,000  NatWest Group PLC...............................................      5.13%       05/28/24             101,552
         200,000  Royal Bank of Canada............................................      3.38%       04/14/25             198,289
          25,000  Santander UK Group Holdings PLC (a).............................      4.75%       09/15/25              25,050
          35,000  UBS Group AG (a)................................................      4.13%       04/15/26              34,780
         100,000  UBS Group AG (a) (b)............................................      1.49%       08/10/27              88,900
                                                                                                                ----------------
                                                                                                                       1,154,099
                                                                                                                ----------------
                  BIOTECHNOLOGY -- 0.2%
          35,000  CSL Finance Ltd. (a)............................................      3.85%       04/27/27              34,861
                                                                                                                ----------------
                  COSMETICS/PERSONAL CARE -- 1.0%
         150,000  GSK Consumer Healthcare Capital UK PLC (a)......................      3.13%       03/24/25             147,308
                                                                                                                ----------------
                  PHARMACEUTICALS -- 1.2%
         175,000  AstraZeneca PLC.................................................      3.38%       11/16/25             174,682
                                                                                                                ----------------
                  SEMICONDUCTORS -- 2.6%
         280,000  Broadcom Corp. / Broadcom Cayman Finance Ltd....................      3.88%       01/15/27             273,445
         100,000  NXP B.V. / NXP Funding LLC / NXP USA, Inc. (a)..................      3.88%       06/18/26              98,651
                                                                                                                ----------------
                                                                                                                         372,096
                                                                                                                ----------------
                  TRANSPORTATION -- 1.5%
          75,000  Canadian National Railway Co....................................      2.75%       03/01/26              72,879
         150,000  Canadian Pacific Railway Co.....................................      1.35%       12/02/24             142,216
                                                                                                                ----------------
                                                                                                                         215,095
                                                                                                                ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES.....................................................         2,469,507
                  (Cost $2,597,047)                                                                             ----------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (c)    MATURITY (d)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 13.4%
                  ELECTRIC -- 0.9%
$        124,302  Vistra Operations Company LLC (TEX/TXU), 2018 Incremental
                     Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor...............  2.19% - 2.51%   12/31/25    $        122,557
                                                                                                                ----------------
                  ENTERTAINMENT -- 0.3%
          49,750  Stars Group Holdings B.V. (Flutter Entertainment PLC), Term
                     Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor.....................      3.26%       07/21/26              49,467
                                                                                                                ----------------
                  HEALTH CARE PRODUCTS -- 0.3%
          46,125  Avantor, Inc., Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.50%
                     Floor........................................................      3.01%       11/06/27              45,779
                                                                                                                ----------------
                  HEALTH CARE SERVICES -- 1.4%
          68,413  ICON Clinical Investments LLC, Lux Term Loan B, 3 Mo.
                     LIBOR + 2.25%, 0.50% Floor...................................      3.31%       07/01/28              67,974
         125,000  IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      2.76%       06/11/25             124,166
                                                                                                                ----------------
                                                                                                                         192,140
                                                                                                                ----------------
                  INSURANCE -- 0.7%
          94,501  Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00%
                     Floor........................................................      3.89%       11/03/23              94,012
                                                                                                                ----------------
                  INTERNET -- 0.9%
         124,127  Go Daddy Operating Company LLC, Term Loan B2, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      2.21%       02/15/24             122,864
                                                                                                                ----------------
                  LODGING -- 0.5%
          73,711  Wyndham Hotels & Resorts, Inc., Term Loan B, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      2.51%       05/30/25              72,984
                                                                                                                ----------------
                  MEDIA -- 2.7%
         258,961  Charter Communications Operating LLC, Term Loan B1, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      2.52%       04/30/25             256,840
          30,000  Gray Television, Inc., Term Loan B2, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.96%       02/07/24              29,867
         100,000  Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo.
                     LIBOR + 2.50%, 0.00% Floor...................................      2.96%       09/19/26              99,016
                                                                                                                ----------------
                                                                                                                         385,723
                                                                                                                ----------------
                  PHARMACEUTICALS -- 3.7%
          92,931  Bausch Health Companies, Inc. (Valeant), Initial Term Loan B,
                     1 Mo. LIBOR + 3.00%, 0.00% Floor.............................      3.76%       06/01/25              92,369
         198,800  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%       03/01/24             198,313
         124,372  Horizon Pharma, Inc. (Horizon Therapeutics), Term Loan B2,
                     1 Mo. LIBOR + 1.75%, 0.50% Floor.............................      2.44%       03/15/28             122,750
          17,045  ICON Clinical Investments LLC, US Term Loan B, 3 Mo. LIBOR
                     + 2.25%, 0.50% Floor.........................................      3.31%       07/01/28              16,936
          99,561  Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.50% Floor..................................................      4.26%       05/05/28              99,362
                                                                                                                ----------------
                                                                                                                          529730
                                                                                                                ----------------
                  SOFTWARE -- 1.3%
          99,482  Open Text Corporation (GSX), Term Loan B, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      2.51%       05/30/25              99,373
          89,754  SS&C European Holdings S.A.R.L., Term Loan B-5, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      2.51%       04/16/25              88,487
                                                                                                                ----------------
                                                                                                                         187,860
                                                                                                                ----------------


Page 10                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2022 (UNAUDITED)


   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (c)    MATURITY (d)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                  TRANSPORTATION -- 0.7%
$        100,000  XPO Logistics, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      2.20%       02/23/25    $         99,114
                                                                                                                ----------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................         1,902,230
                  (Cost $1,913,589)                                                                             ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 12.8%
       1,825,516  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.23% (e)..........................................................         1,825,516
                  (Cost $1,825,516)                                                                             ----------------

                  TOTAL INVESTMENTS -- 109.0%.................................................................        15,520,734
                  (Cost $16,007,524)
                  NET OTHER ASSETS AND LIABILITIES -- (9.0)%..................................................        (1,276,636)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     14,244,098
                                                                                                                ================


(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $3,337,823 or 23.4% of net assets.

(b)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight
      Financing Rate ("SOFR") obtained from the U.S. Department of the
      Treasury's Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate.
      Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e)   Rate shown reflects yield as of April 30, 2022.

LIBOR - London Interbank Offered Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2022           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Corporate Bonds and Notes*............................  $     9,323,481    $            --    $     9,323,481    $            --
Foreign Corporate Bonds and Notes*....................        2,469,507                 --          2,469,507                 --
Senior Floating-Rate Loan Interests*..................        1,902,230                 --          1,902,230                 --
Money Market Funds....................................        1,825,516          1,825,516                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................  $    15,520,734    $     1,825,516    $    13,695,218    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................     $   15,520,734
Cash...................................................................            542,322
Receivables:
   Capital shares sold.................................................            950,492
   Interest............................................................            107,568
   Investment securities sold..........................................                695
   Dividends...........................................................                 58
                                                                            --------------
   Total Assets........................................................         17,121,869
                                                                            --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................          2,874,142
   Investment advisory fees............................................              3,629
                                                                            --------------
   Total Liabilities...................................................          2,877,771
                                                                            --------------
NET ASSETS.............................................................     $   14,244,098
                                                                            ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $   14,765,630
Par value..............................................................              7,500
Accumulated distributable earnings (loss)..............................           (529,032)
                                                                            --------------
NET ASSETS.............................................................     $   14,244,098
                                                                            ==============
NET ASSET VALUE, per share.............................................     $        18.99
                                                                            ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            750,002
                                                                            ==============
Investments, at cost...................................................     $   16,007,524
                                                                            ==============


Page 12                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2022 (a (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................     $       86,873
Dividends..............................................................                154
                                                                            --------------
   Total investment income.............................................             87,027
                                                                            --------------
EXPENSES:
Investment advisory fees...............................................             24,201
                                                                            --------------
   Total expenses......................................................             24,201
   Less fees waived by the investment advisor..........................             (4,400)
                                                                            --------------
   Net expenses........................................................             19,801
                                                                            --------------
NET INVESTMENT INCOME (LOSS)...........................................             67,226
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................            (48,668)
Net change in unrealized appreciation (depreciation) on investments....           (486,790)
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (535,458)
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (468,232)
                                                                            ==============


(a)   Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 13


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                PERIOD
                                                                                ENDED
                                                                            4/30/2022 (a)
                                                                             (UNAUDITED)
                                                                            --------------
OPERATIONS:
Net investment income (loss)...........................................     $       67,226
Net realized gain (loss)...............................................            (48,668)
Net change in unrealized appreciation (depreciation)...................           (486,790)
                                                                            --------------
Net increase (decrease) in net assets resulting from operations........           (468,232)
                                                                            --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (60,800)
                                                                            --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................         14,773,130
Cost of shares redeemed................................................                 --
                                                                            --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................         14,773,130
                                                                            --------------
Total increase (decrease) in net assets................................         14,244,098

NET ASSETS:
Beginning of period....................................................                 --
                                                                            --------------
End of period..........................................................     $   14,244,098
                                                                            ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                 --
Shares sold............................................................            750,002
Shares redeemed........................................................                 --
                                                                            --------------
Shares outstanding, end of period......................................            750,002
                                                                            ==============


(a)   Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 14                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                    PERIOD
                                                    ENDED
                                                4/30/2022 (a)
                                                 (UNAUDITED)
                                                --------------
Net asset value, beginning of period...........   $    20.00
                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................         0.13
Net realized and unrealized gain (loss)........        (1.02)
                                                  ----------
Total from investment operations...............        (0.89)
                                                  ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................        (0.12)
                                                  ----------
Net asset value, end of period.................   $    18.99
                                                  ==========
TOTAL RETURN (b)...............................        (4.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $   14,244
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..         0.55% (c)

Ratio of net expenses to average net assets....         0.45% (c)
Ratio of net investment income (loss) to
   average net assets..........................         1.53% (c)
Portfolio turnover rate (d)....................           29%


(a)   Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Limited Duration Investment Grade Corporate ETF
(the "Fund"), a non-diversified series of the Trust, which trades under the ticker "FSIG" on The NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The primary investment objective of the Fund is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objectives by investing at least 80% of its net assets (including investment borrowings) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. At least 80% of the Fund's net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade
(i.e. rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities, or if unrated, debt securities determined by the Fund's investment advisor to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the
Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund's investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;
            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the borrower/issuer;
            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
            6)    the information as to any transactions in or offers for the security;
            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
            8)    the coupon payments;

-----------------------------

(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

            9)    the quality, value and salability of collateral, if any,
                  securing the security;
           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;
           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;
           12)    borrower's/issuer's competitive position within the industry;
           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of
April 30, 2022.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of April 30,
2022.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross              Gross          Net Unrealized
                                Unrealized         Unrealized         Appreciation
             Tax Cost          Appreciation      (Depreciation)      (Depreciation)
         -----------------   -----------------   -----------------   -----------------
         $      16,007,524   $              39   $        (486,829)  $        (486,790)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

                                                                         Page 19

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       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
The Fund has agreed to pay First Trust an annual unitary management fee equal to
0.55% of its average daily net assets.

Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until November 12, 2023. The waiver agreement may be terminated by action of the Board at any time upon 60 days'
written notice by the Trust, on behalf of the Fund, or by First Trust only after
November 12, 2023. First Trust has committed to the fee waiver to respond to the current low interest rate environment and expects that the fee waiver will be appropriate until long-term yields increase. First Trust anticipates that if the trailing average 30-day yield of the current 1-year U.S. Treasury Bond exceeds
3.50% before November 12, 2023, the fee waiver may not be continued past
November 12, 2023. During the fiscal period ended April 30, 2022, the Advisor waived fees of $4,400.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended April 30, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $17,230,206 and $2,947,896, respectively.

For the fiscal period ended April 30, 2022, there were no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 12, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 21

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ADDITIONAL INFORMATION
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       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 23

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ADDITIONAL INFORMATION (CONTINUED)
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       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of
First Trust Limited Duration Investment Grade Corporate ETF (the "Fund"), for an
initial two-year term at a meeting held on September 13, 2021. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting


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ADDITIONAL INFORMATION (CONTINUED)
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       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the
Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the
Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the
Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate,
First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund
Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services.
The Board noted that the Fund will be an actively-managed ETF and considered that the Advisor manages other ETFs with a similar structure in the First Trust
Fund Complex. The Board noted that the Advisor's Investment Grade Fixed Income and Leveraged Finance Investment Teams will be responsible for the day-to-day management of the Fund's investments and considered the background and experience of the members of the Investment Grade Fixed Income and Leveraged
Finance Investment Teams. The Board considered that the Advisor applies the same oversight model internally with the Investment Grade Fixed Income and Leveraged
Finance Investment Teams as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions.
At the meeting, the Trustees received a presentation from representatives of the
Investment Grade Fixed Income and Leveraged Finance Investment Teams and were able to ask questions about the Teams and the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.55% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor would contractually agree to waive fees in the amount of 0.10% of the Fund's average daily net assets for at least a two-year period beginning upon the effectiveness of the Fund's registration statement. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund (after fee waivers) was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The
Board took this information into account in considering the peer data. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust
Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the

                                                                         Page 25

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ADDITIONAL INFORMATION (CONTINUED)
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       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2022 (UNAUDITED)

information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the
Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The
Board noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 6, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 6, 2022

* Print the name and title of each signing officer under his or her signature.